(REGISTERED TRADEMARK)
(2_FIDELITY_LOGOS)FIDELITY ADVISOR
FOCUS FUNDS
INSTITUTIONAL CLASS
Consumer Industries
Cyclical Industries
Financial Services
Health Care
Natural Resources
Technology
Utilities Growth
ANNUAL REPORT
JULY 31, 1997
CONTENTS


PERFORMANCE OVERVIEW AND            4
MARKET RECAP

CONSUMER INDUSTRIES                 5    PERFORMANCE AND INVESTMENT SUMMARY
                                    6    FUND TALK: THE MANAGERS' OVERVIEW
                                    7    INVESTMENTS
                                    10   FINANCIAL STATEMENTS
                                    14   NOTES TO THE FINANCIAL STATEMENTS

CYCLICAL INDUSTRIES                 18   PERFORMANCE AND INVESTMENT SUMMARY
                                    19   FUND TALK: THE MANAGER'S OVERVIEW
                                    20   INVESTMENTS
                                    23   FINANCIAL STATEMENTS
                                    27   NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL SERVICES                  32   PERFORMANCE AND INVESTMENT SUMMARY
                                    33   FUND TALK: THE MANAGER'S OVERVIEW
                                    34   INVESTMENTS
                                    36   FINANCIAL STATEMENTS
                                    40   NOTES TO THE FINANCIAL STATEMENTS

HEALTH CARE                         45   PERFORMANCE AND INVESTMENT SUMMARY
                                    46   FUND TALK: THE MANAGER'S OVERVIEW
                                    47   INVESTMENTS
                                    49   FINANCIAL STATEMENTS
                                    53   NOTES TO THE FINANCIAL STATEMENTS

NATURAL RESOURCES                   57   PERFORMANCE AND INVESTMENT SUMMARY
                                    58   FUND TALK: THE MANAGER'S OVERVIEW
                                    59   INVESTMENTS
                                    62   FINANCIAL STATEMENTS
                                    66   NOTES TO THE FINANCIAL STATEMENTS
                                    71   REPORT OF INDEPENDENT ACCOUNTANTS
                                    72   PROXY VOTING RESULTS

TECHNOLOGY                          73   PERFORMANCE AND INVESTMENT SUMMARY
                                    74   FUND TALK: THE MANAGER'S OVERVIEW
                                    75   INVESTMENTS
                                    78   FINANCIAL STATEMENTS
                                    82   NOTES TO THE FINANCIAL STATEMENTS

UTILITIES GROWTH                    86   PERFORMANCE AND INVESTMENT SUMMARY
                                    87   FUND TALK: THE MANAGER'S OVERVIEW
                                    88   INVESTMENTS
                                    90   FINANCIAL STATEMENTS
                                    94   NOTES TO THE FINANCIAL STATEMENTS

REPORT OF INDEPENDENT ACCOUNTANTS   98   THE AUDITORS' OPINION

DISTRIBUTION                        99

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
U.S. STOCK MARKET ENVIRONMENT
Moderate economic growth and subdued inflation helped create an almost perfect investing environment for the U.S. stock market, which posted exceptionally strong returns for the period covered by this report. The Standard & Poor's 500 Index - a broad measure of U.S. stock performance - returned 48.98% from September 3, 1996, through July 31, 1997. The Russell 2000 Index - a measure of small-stock performance - rose 26.07%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a return of 49.01%, breaking through the 8000 mark for the first time in July on its way to finishing above 8200 at the end of the period.
The stock market spent much of the period breaking price and trading volume records. Solid corporate earnings, large inflows into mutual funds, widespread optimism and a generally favorable interest-rate backdrop propelled share prices higher, especially among large-capitalization stocks. Concerns in March and April over higher interest rates and the possibility of weaker corporate earnings provided the only significant pause in the stock market's upward climb. Higher interest rates tend to slow economic growth and increase borrowing costs. When the Federal Reserve Board raised a key short-term interest rate in March, the stock market - already at historically high valuations - sold off sharply through mid-April, when positive news on the inflation front emerged. From that point through the end of the period, the market soared ever higher. The market broadened to include many small- and mid-capitalization stocks during this latest rally.
Most industry sectors experienced positive, if not strong performance. TECHNOLOGY proved to be one of the strongest performing sectors in the market during the period covered by this report, paced by the outstanding performance of Microsoft and Intel. Strong demand drove personal computer (PC) sales, trickling down to help earnings and stock performance of companies that manufacture and sell PCs, as well as their components. While the Fed raised a key short-term interest rate in March, it held off entering a protracted period of interest-rate increases. This generally positive interest-rate environment - coupled with solid business prospects - helped FINANCE STOCKS turn in very solid performance. Buoyant investor sentiment and the stock market's steady upward climb helped brokerage and investment stocks thrive.
Stronger-than-expected oil and natural gas prices helped ENERGY stocks until the end of January, when commodity prices fell sharply. Elsewhere in the NATURAL RESOURCE sector, gold stocks suffered when central banks started to sell off their reserves because inflation posed little threat. CONSUMER NONDURABLES stocks benefited from steady earnings growth, as well as investors' attraction to such traditional big-name growth stocks as those in the food, beverage and tobacco industries. Pharmaceutical companies turned in the best performance in the HEALTH CARE sector, helped by new-product development, direct marketing to consumers and a faster rate of new drug approvals. UTILITY stocks lagged the general market as a result of uncertainty over the direction and form of deregulation in the sector, especially among telecommunications stocks. Gas utilities, like energy stocks, rose and fell with the changing energy commodity pricing environment, while electric utilities with nuclear power plants faced increased operating costs as a result of pressure from the Nuclear Regulatory Commission. Stocks in this sector also tend to track the performance of the bond market, which trailed that of the stock market over the period. Finally, moderate growth, low unemployment and low interest rates proved to be a generally favorable environment for CYCLICAL stocks - those that tend to rise and fall with the economy.
ADVISOR CONSUMER INDUSTRIES FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
IMAHDR PRASUN   SHR__CHT 19970731 19970822 095615 S00000000000001
             FA CONSUMER IND -CL I       S&P 500
             00205                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10560.00                    10561.42
  1996/10/31      10680.00                    10852.70
  1996/11/30      11050.00                    11673.05
  1996/12/31      10860.20                    11441.81
  1997/01/31      11383.58                    12156.70
  1997/02/28      11524.49                    12252.00
  1997/03/31      11192.34                    11748.57
  1997/04/30      11383.58                    12449.96
  1997/05/31      12259.24                    13207.91
  1997/06/30      12883.27                    13799.63
  1997/07/31      13597.89                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970822 095616 R00000000000014
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                                      LIFE OF
JULY 31, 1997                                     FUND

CONSUMER INDUSTRIES - INSTITUTIONAL CLASS         35.98%

S&P 500(REGISTERED TRADEMARK)                     48.98%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment would have grown to $13,598
- a 35.98% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                  % OF FUND'S
                                  INVESTMENTS

HFS, INC.                         4.3

STARBUCKS CORP.                   3.9

WAL-MART STORES, INC.             2.8

MIRAGE RESORTS, INC.              2.0

TJX COMPANIES, INC.               1.9

OUTDOOR SYSTEMS, INC.             1.8

BET HOLDINGS, INC. CLASS A        1.7

VIACOM, INC. CLASS B (NON-VTG.)   1.7

PROCTER & GAMBLE CO.              1.7

ITT CORP.                         1.6

TOP INDUSTRIES AS OF JULY 31, 1997
HOTELS, MOTELS &
TOURIST CENTERS 12.0%
RESTAURANTS 8.4%
GENERAL APPAREL STORES 4.3%
GENERAL MERCHANDISE STORES 4.2%
CABLE TV OPERATORS 4.1%
ALL OTHERS 67.0%
ROW: 1, COL: 1, VALUE: 67.09999999999999
ROW: 1, COL: 2, VALUE: 4.1
ROW: 1, COL: 3, VALUE: 4.2
ROW: 1, COL: 4, VALUE: 4.3
ROW: 1, COL: 5, VALUE: 8.4
ROW: 1, COL: 6, VALUE: 11.9
% OF FUND'S INVESTMENTS
ADVISOR CONSUMER INDUSTRIES FUND
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: Effective August 18, 1997, after the period ended, Doug Chase (right) became Portfolio Manager of Fidelity Advisor Consumer Industries Fund. The following is an interview with Paul Antico, who managed the fund during the period covered by the report, and Doug Chase, who discusses his investment philosophy and outlook.
Q. PAUL, HOW DID THE FUND PERFORM?
P.A. Since its inception on September 3, 1996, through July 31, 1997, the fund's Institutional Class shares had a total return of 35.98%. By comparison, the Standard & Poor's 500 Index returned 48.98%.
Q. WHAT FACTORS ACCOUNTED FOR THE FUND'S PERFORMANCE?
P.A. The key factor helping the fund's performance was the portfolio's weighting in large-capitalization, blue chip consumer issues, which were exceptionally strong through much of the period. I found excellent value in such companies as Proctor & Gamble, Coca-Cola and Gillette, as well as large-cap entertainment stocks such as Walt Disney.
Q. DID YOU MAKE SIGNIFICANT CHANGES IN THE FUND'S HOLDINGS DURING THE
PERIOD?
P.A. I increased the fund's weightings in outdoor advertising, specifically such positions in the billboard industry as Outdoor Systems and Universal Outdoor Holdings. This industry has similar dynamics to the TV and radio industries. It's very fragmented, quite dependent on advertising dollars and going through a period of consolidation that should help it over time. In the cable television industry, I reduced the fund's positions in the operators, while increasing them in the networks. With the operators - those providing cable service to the consumer - I was concerned about the lack of industry standards for both cable and telephone service and how that might increase operating costs and slow market penetration. On the other hand, I was much more optimistic about cable networks. Their ratings have been going up dramatically relative to the broadcast channels, so their advertising rates have gone up. During the period, I increased the fund's positions in such cable networks as Time Warner and BET Holdings.
Q. YOU ALSO SEEMED TO REDUCE YOUR HOLDINGS IN CONSUMER STAPLES . . . P.A. That's right. Later in the period I began to feel that valuations in this sector were too high and that a contraction was starting in this part of the market. I felt that Coca-Cola's stock, for example, was too expensive based on an over-valuing of their bottlers. With respect to Procter & Gamble and Gillette, I began to feel that their valuations were high as well and didn't see the same opportunities for appreciation going forward.
Q. WHAT STOCKS PERFORMED WELL DURING THE PERIOD?
P.A. The fund benefited from the strong performance of such diversified companies as Nokia and General Electric. Computer Learning Centers, which has training centers around the nation, was an excellent stock. Starbucks also performed very well. I liked the coffee seller's plans for expansion both domestically and internationally, its record of terrific growth and its potential to exploit its brand name in the supermarkets.
Q. WERE THERE ANY DISAPPOINTMENTS?
P.A. Apparel stocks have been a terribly disappointing group for the fund. Gadzooks, for example, had to pre-announce an earnings disappointment, which hurt its stock. Other disappointments included Viacom, which was affected by problems experienced by its Blockbuster Video subsidiary. Another related disappointment was Hollywood Entertainment, the number two company in its market after Blockbuster. Hollywood's stock was dragged down by Blockbuster's tumble.
Q. TURNING TO YOU DOUG, WHAT'S YOUR INVESTMENT PHILOSOPHY AND OUTLOOK? D.C. Like Paul, I tend to take a bottom-up approach to stock selection. I work with a team of analysts to use the best ideas of individuals who have thorough knowledge of the consumer sector. Where I differ from Paul is that I place a greater emphasis on blending a variety of large-, mid- and small-cap companies in the fund's portfolio. Going forward, my research team and I will continue to follow the Fidelity tradition of identifying those companies which have the greatest potential for appreciation before the rest of the market has had the opportunity to do so.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of July 31, 1997, more than $10 million
MANAGER: Doug Chase, since August 1997;
joined Fidelity in 1993
(checkmark)
ADVISOR CONSUMER INDUSTRIES FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 100%
 SHARES VALUE (NOTE 1)
ADVERTISING - 4.7%
ADVERTISING - 2.9%
Outdoor Systems, Inc. (a)   6,550 $ 173,575
Universal Outdoor Holdings, Inc. (a)   2,900  105,488
  279,063
ADVERTISING AGENCIES - 1.8%
Omnicom Group, Inc.   1,400  97,738
WPP Group PLC ADR  2,000  82,250
  179,988
TOTAL ADVERTISING   459,051
APPAREL STORES - 6.8%
FAMILY CLOTHING STORES - 0.4%
Abercrombie & Fitch Co. (a)   1,800  35,775
FOOTWEAR - WHOLESALE - 0.4%
Kenneth Cole Productions, Inc. Class A (a)  2,600  39,650
GENERAL APPAREL STORES - 4.3%
Gap, Inc.   2,200  97,763
Men's Wearhouse, Inc. (The) (a)  2,000  74,000
Ross Stores, Inc.   2,100  66,413
TJX Companies, Inc.   6,100  182,238
  420,414
SHOE STORES - 1.7%
Baker (J.), Inc.   12,000  105,000
Payless ShoeSource, Inc. (a)   1,000  61,500
  166,500
WOMEN'S CLOTHING STORES - 0.0%
Charming Shoppes, Inc. (a)   200  1,175
TOTAL APPAREL STORES   663,514
BEVERAGES - 0.9%
SOFT DRINKS - 0.9%
PepsiCo, Inc.   2,200  84,288
BROADCASTING - 7.3%
CABLE TV OPERATORS - 4.1%
BET Holdings, Inc. Class A (a)  4,200  168,000
TCA Cable TV, Inc.   2,400  90,600
Time Warner, Inc.   2,500  136,406
  395,006
RADIO BROADCASTING - 3.2%
Clear Channel Communications, Inc. (a)   1,600  99,600
Evergreen Media Corp. Class A (a)  2,300  105,800
Jacor Communications, Inc. Class A (a)  2,500  107,188
  312,588
TOTAL BROADCASTING   707,594
BUILDING MATERIALS - 0.8%
PAINT & VARNISH - 0.8%
Sherwin-Williams Co.   2,500  80,156
COMMUNICATIONS EQUIPMENT - 1.3%
TELEPHONE EQUIPMENT - 1.3%
Nokia Corp. AB sponsored ADR  1,500  128,438
COMPUTER SERVICES & SOFTWARE - 1.0%
COMPUTER & SOFTWARE STORES - 0.5%
CompUSA, Inc. (a)   2,000  53,750

 SHARES VALUE (NOTE 1)
PREPACKAGED COMPUTER SOFTWARE - 0.5%
Midway Games, Inc. (a)   1,300 $ 26,488
Spectrum Holobyte, Inc. (a)   4,100  17,681
  44,169
TOTAL COMPUTER SERVICES & SOFTWARE   97,919
CONSUMER ELECTRONICS - 0.7%
RADIOS, TELEVISIONS, STEREOS - 0.7%
Philips Electronics NV  800  65,450
DRUG STORES - 2.7%
CVS Corp.   2,465  140,197
Rite Aid Corp.   500  25,969
Walgreen Co.   1,700  96,050
  262,216
DRUGS & PHARMACEUTICALS - 1.2%
PHARMACEUTICAL PREPARATIONS - 1.2%
NBTY, Inc. (a)  2,000  52,750
Twinlab Corp.   3,000  67,875
  120,625
ELECTRICAL EQUIPMENT - 2.0%
ELECTRICAL MACHINERY - 1.4%
General Electric Co.   500  35,094
Westinghouse Electric Corp.   4,007  96,418
  131,512
WIRING & LIGHTING - 0.6%
Oak Industries, Inc. (a)  2,000  60,750
TOTAL ELECTRICAL EQUIPMENT   192,262
ENTERTAINMENT - 4.5%
MOTION PICTURE DISTRIBUTION - 0.5%
All American Communications, Inc.
 Class B (non-vtg.) (a)  3,300  51,563
MOTION PICTURE PRODUCTION - 2.9%
Cinar Films, Inc. Class B (sub-vtg.) (a)  1,000  33,736
King World Productions, Inc.   2,000  80,750
Viacom, Inc. Class B (non-vtg.) (a)  5,400  166,725
  281,211
RECREATIONAL SERVICES - 1.1%
MGM Grand, Inc. (a)   3,000  103,500
TOTAL ENTERTAINMENT   436,274
FOODS - 2.1%
CANNED SPECIALTIES - 1.3%
Campbell Soup Co.   2,400  124,500
PACKAGED & FROZEN FOODS - 0.8%
Dreyer's Grand Ice Cream, Inc.   2,000  84,500
TOTAL FOODS   209,000
GENERAL MERCHANDISE STORES - 8.9%
DEPARTMENT STORES - 2.4%
Federated Department Stores, Inc. (a)  3,300  144,581
Shopko Stores, Inc.   2,000  57,750
Stein Mart, Inc. (a)  1,000  29,375
  231,706
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
GENERAL MERCHANDISE STORES - CONTINUED
GENERAL MERCHANDISE STORES - 4.2%
Dayton Hudson Corp.   1,100 $ 71,088
Dollar General Corp.    1,600  70,400
Wal-Mart Stores, Inc.   7,200  270,450
  411,938
VARIETY STORES - 2.3%
Dollar Tree Stores (a)  2,000  84,156
Michaels Stores, Inc. (a)  2,000  43,250
99 Cents Only Stores (a)  3,100  100,750
  228,156
TOTAL GENERAL MERCHANDISE STORES   871,800
GROCERY STORES - 1.6%
GROCERY - RETAIL - 1.6%
Hannaford Brothers Co.   1,000  34,125
Safeway, Inc. (a)  2,300  123,338
   157,463
HOUSEHOLD PRODUCTS - 4.6%
COSMETICS - 2.1%
Avon Products, Inc.   1,200  87,075
Gillette Co.   1,250  123,750
  210,825
MANUFACTURED PRODUCTS - 0.5%
Helen of Troy Corp. (a)   1,500  46,500
SOAPS & DETERGENTS - 2.0%
Clorox Co.   200  27,925
Procter & Gamble Co.   1,090  165,816
  193,741
TOTAL HOUSEHOLD PRODUCTS   451,066
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ACCESS & MEASURING CUTTING TOOLS - 0.5%
Stanley Works  1,000  45,313
LEASING & RENTAL - 1.4%
VIDEO TAPE RENTAL - 1.4%
Hollywood Entertainment Corp. (a)   7,200  135,000
LEISURE DURABLES & TOYS - 3.4%
MOTORCYCLES - 1.1%
Harley-Davidson, Inc.   2,000  106,500
SPORTING & ATHLETIC GOODS - 1.1%
Callaway Golf Co.   1,300  45,500
K2, Inc.   1,900  60,088
  105,588
TOYS & GAMES - 0.7%
Mattel, Inc.   2,000  69,500
TRAVEL TRAILERS AND CAMPERS - 0.5%
Brunswick Corp.   1,500  48,375
TOTAL LEISURE DURABLES & TOYS   329,963
LODGING & GAMING - 12.8%
HOTELS, MOTELS, & TOURIST CENTERS - 12.0%
HFS, Inc. (a)   7,200  419,400
Hilton Hotels Corp.   2,200  69,163
Host Marriott Corp. (a)   7,000  139,563

 SHARES VALUE (NOTE 1)
ITT Corp. (a)  2,500 $ 159,844
Mirage Resorts, Inc. (a)  7,300  195,275
Prime Hospitality Corp. (a)  3,000  55,125
Servico, Inc. (a)  3,000  51,000
Sun International Hotels Ltd. Ord. (a)  2,100  73,763
  1,163,133
LODGING PLACES, OTHER THAN HOTELS - 0.4%
Doubletree Corp. (a)   1,000  42,000
RACING & GAMING - 0.4%
Penn National Gaming, Inc. (a)   2,500  40,625
TOTAL LODGING & GAMING   1,245,758
PAPER & FOREST PRODUCTS - 1.5%
PAPER - 1.5%
Kimberly-Clark Corp.   2,800  141,925
PRINTING - 1.8%
COMMERCIAL PRINTING - 1.8%
Donnelley (R.R.) & Sons Co.   3,000  120,563
Valassis Communications, Inc. (a)  2,000  56,125
   176,688
PUBLISHING - 1.6%
NEWSPAPERS - 1.0%
Times Mirror Co. Class A  500  27,313
Tribune Co.   1,400  74,113
  101,426
PERIODICALS - 0.6%
Playboy Enterprises, Inc. Class B (a)  5,000  56,875
TOTAL PUBLISHING   158,301
RESTAURANTS - 8.4%
CKE Restaurants, Inc.   3,000  103,875
Landry's Seafood Restaurants, Inc. (a)  3,000  76,500
Logan's Roadhouse, Inc. (a)   4,600  125,925
Outback Steakhouse, Inc. (a)  1,500  37,406
PJ America, Inc.   2,400  41,700
ShowBiz Pizza Time, Inc. (a)  2,100  48,563
Starbucks Corp. (a)  9,300  380,052
  814,021
RETAIL & WHOLESALE, MISCELLANEOUS - 7.0%
HOBBY, TOY, & GAME SHOPS - 0.9%
Toys "R" Us, Inc. (a)  2,662  90,674
JEWELRY STORES - 0.4%
Zale Corp. (a)  2,000  43,500
RETAIL STORES - 0.7%
Gadzooks, Inc. (a)   4,200  71,925
RETAIL, GENERAL - 2.4%
Bed Bath & Beyond, Inc. (a)   3,700  122,100
Officemax, Inc. (a)   4,000  56,000
Pier 1 Imports, Inc.   3,000  52,875
  230,975
SEWING STORES - 0.6%
Fabri-Centers of America, Inc. Class A (a)  2,100  54,731
STATIONERY & OFFICE SUPPLIES - WHOLESALE - 2.0%
Corporate Express, Inc.   4,000  60,000
U.S. Office Products Co. (a)  4,500  129,938
  189,938
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   681,743
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 2.3%
BEAUTY SHOPS - 1.2%
Steiner Leisure Ltd.   4,000 $ 115,000
COMMERCIAL, ECONOMIC, SOCIAL &
EDUCATIONAL RESEARCH - 0.3%
Gartner Group, Inc. Class A (a)   1,000  28,375
PERSONAL SERVICES - 0.8%
Block (H&R), Inc.   2,000  76,625
TOTAL SERVICES   220,000
TELEPHONE SERVICES - 0.7%
WorldCom, Inc. (a)   2,000  69,875
TEXTILES & APPAREL - 6.4%
APPAREL - 1.5%
Intimate Brands, Inc. Class A  1,000  23,063
Liz Claiborne, Inc.   2,600  124,475
  147,538
COTTON MILLS - 0.7%
Galey & Lord, Inc. (a)  4,000  67,500
FOOTWEAR - 2.7%
Reebok International Ltd.   2,300  118,738
Timberland Co. Class A (a)  2,300  148,638
  267,376
KNIT OUTERWEAR MILLS - 0.2%
Tultex Corp. (a)  2,900  16,494
MEN'S & BOYS' CLOTHING - 1.3%
Tommy Hilfiger (a)  2,900  129,231
TOTAL TEXTILES & APPAREL   628,139
TOBACCO - 1.1%
TOBACCO MANUFACTURERS - 1.1%
Philip Morris Companies, Inc.   2,400  108,300
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $8,722,159) $ 9,742,142
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $8,768,303. Net unrealized appreciation aggregated $973,839, of which $1,174,475 related to appreciated investment securities and $200,636 related to depreciated investment securities.
The fund hereby designates approximately $34,000 as a capital gain dividend for the purpose of the dividend paid deduction.
A total of 32%, 38%, and 32% of Class A's, Class T's, and Institutional Class' dividend distributions during the fiscal year qualifies for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
ADVISOR CONSUMER INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                 $ 9,742,142
(COST $8,722,159) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                     698,327

RECEIVABLE FOR FUND SHARES SOLD                     38,367

DIVIDENDS RECEIVABLE                                1,853

INTEREST RECEIVABLE                                 1,553

PREPAID EXPENSES                                    11,034

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                                          10,322


 TOTAL ASSETS                                       10,503,598

LIABILITIES

PAYABLE TO CUSTODIAN BANK               $ 37,529

PAYABLE FOR INVESTMENTS PURCHASED        227,400

PAYABLE FOR FUND SHARES REDEEMED         15,346

DISTRIBUTION FEES PAYABLE                3,466

OTHER PAYABLES AND ACCRUED EXPENSES      33,337

 TOTAL LIABILITIES                                  317,078

NET ASSETS                                         $ 10,186,520

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                    $ 8,312,185

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                854,352


NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                          1,019,983


NET ASSETS                                         $ 10,186,520


CALCULATION OF MAXIMUM                               $13.48
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($943,613 (DIVIDED BY)
  70,016 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $14.23
 (100/94.75 OF $13.48)

 CLASS T:                                            $13.45
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($7,313,788 (DIVIDED BY)
  543,935 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $13.94
 (100/96.50 OF $13.45)

 CLASS B:                                            $13.42
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($595,858 (DIVIDED BY) 44,405
  SHARES) A

 INSTITUTIONAL CLASS:                                $13.51
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($1,333,261 (DIVIDED BY) 98,678 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997

INVESTMENT INCOME              $ 37,377
DIVIDENDS

INTEREST                        26,177

 TOTAL INCOME                   63,554

EXPENSES

MANAGEMENT FEE    $ 32,305

TRANSFER AGENT FEES17,026

DISTRIBUTION FEES  20,912

ACCOUNTING FEES AND EXPENSES                                                      55,209

NON-INTERESTED TRUSTEES' COMPENSATION                                             21

CUSTODIAN FEES AND EXPENSES                                                       10,228

REGISTRATION FEES  99,611

AUDIT              20,042

LEGAL              706

MISCELLANEOUS      930

 TOTAL EXPENSES BEFORE REDUCTIONS                                                 256,990

 EXPENSE REDUCTIONS(156,844)    100,146

NET INVESTMENT INCOME (LOSS)    (36,592)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                            919,957

 FOREIGN CURRENCY TRANSACTIONS                                                    8            919,965

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                  1,019,983

NET GAIN (LOSS)                 1,939,948

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ 1,903,356


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JULY 31,
                                    1997


OPERATIONS                                                          $ (36,592)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                            919,965

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                1,019,983

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     1,903,356

DISTRIBUTIONS TO SHAREHOLDERS

 FROM NET REALIZED GAIN                                              (29,021)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                         8,310,212

REDEMPTION FEES                                                      1,973

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            10,186,520

NET ASSETS

 BEGINNING OF PERIOD                                                 -

 END OF PERIOD                                                      $ 10,186,520



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                    (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                          3.60

 TOTAL FROM INVESTMENT OPERATIONS                                 3.55

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                           (.07) I

REDEMPTION FEES ADDED TO PAID IN CAPITAL                           -

NET ASSET VALUE, END OF PERIOD                                    $ 13.48

TOTAL RETURN B, C                                                  35.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                           $ 944

RATIO OF EXPENSES TO AVERAGE NET ASSETS                            1.75% A,
       F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS   1.73% A,
       G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS        (.50)% A

PORTFOLIO TURNOVER                                                 203% A

AVERAGE COMMISSION RATE H                                         $ .0307

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE
5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED
A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER. I THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE
NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                  (.09)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       3.60

 TOTAL FROM INVESTMENT OPERATIONS                               3.51

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                        (.06)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                        -

NET ASSET VALUE, END OF PERIOD                                 $ 13.45

TOTAL RETURN B, C                                               35.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 7,314

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         2.00% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS  1.97% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS      (.83)% A

PORTFOLIO TURNOVER                                               203% A

AVERAGE COMMISSION RATE H                                       $ .0307

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF CLASS T SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED
A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - CLASS B
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.46

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                 (.08)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                      2.04

 TOTAL FROM INVESTMENT OPERATIONS                             1.96

REDEMPTION FEES ADDED TO PAID IN CAPITAL                     -

NET ASSET VALUE, END OF PERIOD                               $ 13.42

TOTAL RETURN B, C                                             17.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 596

RATIO OF EXPENSES TO AVERAGE NET ASSETS                      2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS  2.46% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS  (1.60)% A

PORTFOLIO TURNOVER                                           203% A

AVERAGE COMMISSION RATE H                                    $ .0307

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF CLASS B SHARES) TO
JULY 31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
 EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
 EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). G FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID
OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES
TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                  (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       3.59

 TOTAL FROM INVESTMENT OPERATIONS                              3.58

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                       (.07) I

REDEMPTION FEES ADDED TO PAID IN CAPITAL                      -

NET ASSET VALUE, END OF PERIOD                                $ 13.51

TOTAL RETURN B, C                                             35.98%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 1,333

RATIO OF EXPENSES TO AVERAGE NET ASSETS                      1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS 1.48% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS  (.13)% A

PORTFOLIO TURNOVER                                           203% A

AVERAGE COMMISSION RATE H                                    $ .0307

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD
SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR
OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. I THE AMOUNTS
SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO
BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JULY 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June, 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $18,524,322 and $10,722,119, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,695    $ 1,695

CLASS T     17,832     17,832

CLASS B     1,385      346

           $ 20,912   $ 19,873

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 25,257   $ 20,040

CLASS T     50,036     39,715

CLASS B     501         0
                      *

           $ 75,794   $ 59,755

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER    AMOUNT     % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC  **   $ 2,522    .37% *

CLASS T ***             FIIOC  **    11,718    .33% *

CLASS B                 FIIOC  **    668       .48% *

INSTITUTIONAL CLASS     FIIOC  **    2,118     .21% *

                                    $ 17,026

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
 HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE
 SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,290 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 38,837

CLASS T                2.00%          64,620

CLASS B                2.50%          13,072

INSTITUTIONAL CLASS    1.50%          38,977

                                     $ 155,506

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,338 under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 14.5% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                          YEAR ENDED
                          JULY 31,
                          1997 A, B

CLASS A

FROM NET REALIZED GAIN    $ 4,926

TOTAL                     $ 4,926

CLASS T

FROM NET REALIZED GAIN    $ 16,753

TOTAL                     $ 16,753

CLASS B

FROM NET REALIZED GAIN    $ -

TOTAL                     $ -

INSTITUTIONAL CLASS

FROM NET REALIZED GAIN    $ 7,342

TOTAL                     $ 7,342

                          $ 29,021

A DISTRIBUTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES        DOLLARS

                                 YEAR ENDED    YEAR ENDED
                                 JULY 31,      JULY 31,

                                 1997 A, B     1997 A, B

CLASS A                           88,027       $ 950,592
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     457           4,913

SHARES REDEEMED                   (18,468)      (227,830)

NET INCREASE (DECREASE)           70,016       $ 727,675

CLASS T                           629,432      $ 7,025,043
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,492         16,036

SHARES REDEEMED                   (86,989)      (987,625)

NET INCREASE (DECREASE)           543,935      $ 6,053,454

CLASS B                           45,607       $ 545,925
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -             -

SHARES REDEEMED                   (1,202)       (13,641)

NET INCREASE (DECREASE)           44,405       $ 532,284

INSTITUTIONAL CLASS               121,713      $ 1,256,098
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     682           7,342

SHARES REDEEMED                   (23,717)      (266,641)

NET INCREASE (DECREASE)           98,678       $ 996,799

A SHARE TRANSACTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 30,980

CLASS T                 28,176

CLASS B                 12,036

INSTITUTIONAL CLASS     28,419

                       $ 99,611

ADVISOR CYCLICAL INDUSTRIES FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
IMAHDR PRASUN   SHR__CHT 19970731 19970813 143831 S00000000000001
             FA CYCLICAL IND -CL I       S&P 500
             00204                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10390.00                    10561.42
  1996/10/31      10690.00                    10852.70
  1996/11/30      11330.00                    11673.05
  1996/12/31      11260.09                    11441.81
  1997/01/31      11562.78                    12156.70
  1997/02/28      11603.14                    12252.00
  1997/03/31      11239.91                    11748.57
  1997/04/30      11441.70                    12449.96
  1997/05/31      12390.13                    13207.91
  1997/06/30      13045.96                    13799.63
  1997/07/31      13964.13                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970813 143833 R00000000000014
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                                      LIFE OF
JULY 31, 1997                                     FUND

CYCLICAL INDUSTRIES - INSTITUTIONAL CLASS         39.64%

S&P 500                                           48.98%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment would have grown to $13,964
- a 39.64% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                       % OF FUND'S
                                       INVESTMENTS

GENERAL ELECTRIC CO.                   6.2

QUANEX CORP.                           3.3

DOFASCO, INC.                          3.0

MCDONNELL DOUGLAS CORP.                2.7

MINNESOTA MINING & MANUFACTURING CO.   2.5

WESTINGHOUSE ELECTRIC CORP.            2.4

DU PONT (E.I.) DE NEMOURS & CO.        2.4

CSX CORP.                              2.4

EMERSON ELECTRIC CO.                   2.2

ALUMINUM CO. OF AMERICA                2.1

TOP INDUSTRIES AS OF JULY 31, 1997
ELECTRICAL MACHINERY 10.8%
PAPER 6.1%
IRON & STEEL BLAST
FURNACES, MILLS 5.9%
CHEMICALS 5.3%
AIRCRAFT 5.2%
ALL OTHERS 66.7% *
ROW: 1, COL: 1, VALUE: 66.7
ROW: 1, COL: 2, VALUE: 5.2
ROW: 1, COL: 3, VALUE: 5.3
ROW: 1, COL: 4, VALUE: 5.9
ROW: 1, COL: 5, VALUE: 6.1
ROW: 1, COL: 6, VALUE: 10.8
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CYCLICAL INDUSTRIES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Albert Ruback, Portfolio Manager of Fidelity Advisor Cyclical
Industries Fund
Q. HOW DID THE FUND PERFORM, ALBERT?
A. From inception on September 3, 1996, through the end of the period on July 31, 1997, the fund's Institutional Class shares had a return of 39.64%. By comparison, the Standard & Poor's 500 Index was up 48.98% during the same time frame.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE PERIOD?
A. Almost without exception, the stock market was led - dominated, in fact - by a relatively small group of the largest-capitalization stocks, such as Gillette and Coca-Cola. Companies such as these and a couple of dozen others have been responsible for an unusually large portion of the S&P 500's gains over the past couple of years. While cyclical stocks - those whose performance is closely tied to the strength of the overall economy - did well during the period, they could not keep pace with this small group of market leaders. Additionally, given the fund's focus on cyclical industries, I did not invest in such mega-cap technology companies as Microsoft and Intel, industry-leading firms whose stocks played a key role in the S&P 500's outstanding returns. Looking more closely at the cyclical sector, it performed well due to a generally strong economy, one characterized by moderate growth, low unemployment and low interest rates. All in all, it was an excellent environment for cyclical stocks.
Q. WHAT WAS YOUR INVESTING STRATEGY DURING THE PERIOD?
A. I favored three sectors - paper and forest products, metals and mining, and aerospace and defense. Business prospects for companies in the paper and forest products sector continued to improve, and valuations were still attractive even as many of the stocks appreciated in price. Fort Howard and James River are good examples of my investments in this sector. On the metals side, particularly aluminum, there were low inventory levels and what I believed to be an inflection point for commodity prices - meaning a point where I felt commodity metal prices were going to increase. Alcoa - the Aluminum Company of America - and Alumax helped the fund in this area. As far as aerospace and defense, I felt we were in the early phases of a huge backlog-building cycle where cash-flow generation would be enormous and stocks in this area would appreciate. Boeing and Lockheed Martin were two holdings that reflected this strategy.
Q. SEVEN OF THE FUND'S 10 LARGEST HOLDINGS AT THE END OF THE PERIOD WERE TOP 10 HOLDINGS SIX MONTHS AGO. WHICH DID WELL? WERE THERE DISAPPOINTMENTS?
A. Maintaining my positions in top holdings is not unusual for me, and I wasn't a high-velocity guy with these investments. When I make an investment I tend to hold the stock for some time. This approach worked well for the fund, as its largest investments yielded strong results. General Electric, the fund's largest holding during the period, and aerospace and defense giant McDonnell Douglas, the fund's fourth-largest position, were both up over 50%. GE generated strong earnings and cash flow over the past nine months; it's just a very well-run company. Quanex, an aluminum and steel producer, sold off its low-margin businesses to re-invest in its high-margin businesses as part of a broad reconfiguration of the company. Its stock rose over 20% during the period, while the stock of Westinghouse Electric, another top 10 carryover from six months ago, rose over 30%. DuPont and Emerson Electric, both long-time holdings, also made welcome contributions to performance. While the fund's top 10 holdings performed well, there were a few disappointments among smaller positions such as Nucor, a steel manufacturer, Ford Motor Company, and specialty chemical company Cytec Industries. Each of these stocks appreciated, but not as significantly as the fund's largest holdings.
Q. WHAT SIGNIFICANT CHANGES DID YOU MAKE TO THE FUND SINCE YOUR LAST REPORT TO SHAREHOLDERS?
A. One major new investment was Dofasco, the fund's third-largest position at the end of July. This is a Canadian steel company that I felt was undervalued when compared to its American steel counterparts and had the potential for strong earnings growth. On the other hand, I sold our holdings in General Motors, a top 10 holding six months ago. I felt that we were getting sort of late in the auto-buying cycle, with manufacturers' rebates growing and, therefore, company valuations becoming less attractive.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS, ALBERT?
A. Generally speaking, the only two areas within cyclicals that I'm worried about are autos and chemicals, where I think possible over-capacity by the producers could hurt their profitability. Right now everything seems to be holding up all right, so I'm not that concerned. I think the key question, though, is what the Federal Reserve Board will do with interest rates. Cyclical industries, by definition, are tied to the performance of the economy. If the Fed raises rates to slow down economic growth, it will most likely have a negative effect on cyclical companies.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: September 3, 1996
SIZE: as of July 31, 1997, more than $4 million
MANAGER: Albert Ruback, since inception;
joined Fidelity in 1991
(checkmark)
ADVISOR CYCLICAL INDUSTRIES FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 9.2%
AIRCRAFT - 5.2%
Boeing Co.   1,300 $ 76,456
Lockheed Martin Corp.   257  27,371
McDonnell Douglas Corp.   1,500  114,750
  218,577
AIRCRAFT & PARTS - 1.8%
Precision Castparts Corp.   200  12,575
Rohr Industries, Inc. (a)  200  4,750
Sundstrand Corp.   600  37,200
Textron, Inc.   200  14,013
Wyman-Gordon Co. (a)  200  5,300
  73,838
AIRCRAFT ENGINES & PARTS - 1.7%
AlliedSignal, Inc.   400  36,900
United Technologies Corp.   400  33,825
  70,725
AIRCRAFT EQUIPMENT - 0.2%
Aviall, Inc. (a)  500  7,469
MISSILES & SPACE VEHICLES - 0.3%
Thiokol Corp.   200  14,863
TOTAL AEROSPACE & DEFENSE   385,472
AIR TRANSPORTATION - 2.1%
AIR TRANSPORT, MAJOR NATIONAL - 2.1%
AMR Corp. (a)  500  53,781
America West Holding Corp. Class B (a)  800  11,050
Continental Airlines, Inc. Class B (a)  500  18,625
Ryanair Holdings PLC sponsored ADR  200  5,650
  89,106
AUTOS, TIRES, & ACCESSORIES - 5.4%
AUTO & TRUCK PARTS - 1.8%
Borg-Warner Automotive, Inc.   200  11,150
Eaton Corp.   200  18,063
SPX Corp.   700  36,400
Wynn's International, Inc.   300  9,000
  74,613
MOTOR VEHICLES & CAR BODIES - 3.6%
Chrysler Corp.   1,600  59,400
Ford Motor Co.   1,600  65,400
Honda Motor Co., Ltd. ADR  200  13,213
Lear Corp. (a)  300  14,363
  152,376
TOTAL AUTOS, TIRES, & ACCESSORIES   226,989
BUILDING MATERIALS - 1.7%
AIRCONDITIONING EQUIPMENT - 0.7%
American Standard Companies, Inc. (a)  400  19,875
York International Corp.   200  9,663
  29,538
PAINT & VARNISH - 0.7%
Lilly Industrial Coatings, Inc. Class A  800  17,850
Sherwin-Williams Co.   300  9,619
  27,469
PLUMBING SUPPLIES - WHOLESALE - 0.3%
Masco Corp.   300  14,063
TOTAL BUILDING MATERIALS   71,070

 SHARES VALUE (NOTE 1)
CHEMICALS & PLASTICS - 9.4%
ADHESIVES & SEALANTS - 0.9%
Ferro Corp.   500 $ 18,531
Nalco Chemical Co.   500  20,406
  38,937
AGRICULTURAL CHEMICALS - 0.3%
OM Group, Inc.   300  10,369
CHEMICALS - 5.3%
Cytec Industries, Inc. (a)  800  31,600
du Pont (E.I.) de Nemours & Co.   1,500  100,406
Monsanto Co.   1,600  79,700
NL Industries, Inc.   900  11,925
  223,631
INDUSTRIAL GASES - 1.2%
Air Products & Chemicals, Inc.   300  26,456
Praxair, Inc.  400  22,050
  48,506
PLASTICS & SYNTHETIC RESINS - 0.2%
Spartech Corp.  600  9,225
UNSUPPORTED PLASTICS FILM & SHEET - 1.5%
Sealed Air Corp. (a)  200  9,375
W.R. Grace & Co.  900  55,350
  64,725
TOTAL CHEMICALS & PLASTICS   395,393
COMMUNICATIONS EQUIPMENT - 0.2%
TELEPHONE EQUIPMENT - 0.2%
Perceptron, Inc. (a)  300  9,863
COMPUTERS & OFFICE EQUIPMENT - 0.7%
OFFICE AUTOMATION - 0.7%
Pitney Bowes, Inc.   400  30,050
CONSTRUCTION - 0.4%
GENERAL BUILDING - 0.1%
D.R. Horton, Inc.   600  7,200
OPERATIVE BUILDERS - 0.3%
Kaufman & Broad Home Corp.   500  10,688
TOTAL CONSTRUCTION   17,888
CONSUMER DURABLES - 2.5%
MANUFACTURING INDUSTRIES - 2.5%
Minnesota Mining & Manufacturing Co.   1,100  104,225
CONSUMER ELECTRONICS - 0.5%
APPLIANCES - 0.5%
Maytag Co.   500  14,594
Whirlpool Corp.   100  5,000
  19,594
DEFENSE ELECTRONICS - 1.4%
Litton Industries, Inc. (a)  400  20,775
Northrop Grumman Corp.   200  23,025
Raytheon Co.   300  16,763
  60,563
ELECTRIC UTILITY - 0.2%
COGENERATION-SM POWER PRODUCER - 0.2%
Ogden Corp.   400  8,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRICAL EQUIPMENT - 11.8%
ELECTRICAL MACHINERY - 10.8%
Emerson Electric Co.   1,600 $ 94,400
General Electric Co.   3,700  259,683
Westinghouse Electric Corp.   4,200  101,063
  455,146
TV & RADIO COMMUNICATION EQUIPMENT - 1.0%
Gilat Satellite Networks Ltd. (a)  1,100  39,463
TOTAL ELECTRICAL EQUIPMENT   494,609
ENGINEERING - 1.7%
ARCHITECTS & ENGINEERS - 1.7%
EG & G, Inc.   400  8,200
Fluor Corp.   1,000  61,500
  69,700
HOLDING COMPANIES - 1.1%
HOLDING COMPANY OFFICES - 1.1%
Norfolk Southern Corp.   400  44,300
HOUSEHOLD PRODUCTS - 0.1%
MANUFACTURED PRODUCTS - 0.1%
Memtec Ltd. sponsored ADR   200  5,500
INDUSTRIAL MACHINERY & EQUIPMENT - 5.1%
ACCESS & MEASUREMENT CUTTING TOOLS - 0.3%
Stanley Works  300  13,594
CONSTRUCTION EQUIPMENT - 1.3%
Caterpillar, Inc.   1,000  56,000
FARM MACHINERY & EQUIPMENT - 1.1%
Case Corp.   700  43,706
GENERAL INDUSTRIAL MACHINERY - 2.3%
Illinois Tool Works, Inc.   600  31,125
Ingersoll-Rand Co.   500  34,031
Tyco International Ltd.   400  32,400
  97,556
INDUSTRIAL MACHINERY - WHOLESALE - 0.1%
JLK Direct Distribution, Inc. Class A (a)  100  2,569
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   213,425
IRON & STEEL - 11.6%
BLAST FURNACES - 1.9%
AK Steel Holding Corp.   200  9,175
Allegheny Teledyne, Inc.   1,200  37,350
Steel Dynamics, Inc. (a)  1,300  34,450
  80,975
FABRICATED METAL PRODUCTS - 0.7%
Aeroquip Vickers, Inc.   200  10,963
SPS Technologies, Inc. (a)  200  16,538
  27,501
IRON & STEEL BLAST FURNACES, MILLS - 5.9%
Inland Steel Industries, Inc.   1,700  38,994
Nucor Corp.   1,100  68,269
Quanex Corp.   4,500  140,063
  247,326
IRON & STEEL FOUNDRIES - 3.0%
Dofasco, Inc.   6,000  127,326

 SHARES VALUE (NOTE 1)
METAL FORGINGS & STAMPINGS - 0.1%
TriMas Corp.   200 $ 5,838
TOTAL IRON & STEEL   488,966
METALS & MINING - 10.1%
ALUMINUM, EXTRUDED PRODUCTS - 1.1%
Alumax, Inc. (a)  1,100  46,613
COPPER ORES - 0.2%
Freeport McMoRan Copper & Gold, Inc.
 Class A  300  8,175
METAL MINING - 1.0%
Phelps Dodge Corp.   500  42,531
METAL ORES - 0.6%
Falconbridge Ltd.   700  15,032
Pechiney SA Class A  200  8,677
  23,709
METALS & MINERALS - WHOLESALE - 0.3%
Elkem ASA  700  13,896
METALS SERVICE CENTERS - WHOLESALE - 0.2%
Ryerson Tull, Inc. Class A (a)  500  8,000
NON-METALLIC MINERAL MINING - 0.2%
Martin Marietta Materials, Inc.   274  9,470
NONFERROUS ROLLING & DRAWING - 1.8%
Essex International, Inc.   1,100  36,575
Special Metals Corp.   400  7,200
Superior Telecom, Inc. (a)  1,100  33,138
  76,913
PRIMARY PRODUCTION OF ALUMINUM - 0.4%
Reynolds Metals Co.   200  15,600
PRIME NONFERROUS SMELTING - 4.1%
Alcan Aluminium Ltd.   1,000  39,177
Aluminum Co. of America  1,000  88,500
Inco Ltd.   1,400  43,168
  170,845
SECONDARY NONFERROUS SMELTING - 0.2%
IMCO Recycling, Inc.   400  7,800
TOTAL METALS & MINING   423,552
PACKAGING & CONTAINERS - 2.6%
GLASS CONTAINERS - 1.6%
Owens-Illinois, Inc. (a)  2,000  69,000
METAL CANS & CONTAINERS - 1.0%
Silgan Holdings, Inc.   1,100  40,494
TOTAL PACKAGING & CONTAINERS   109,494
PAPER & FOREST PRODUCTS - 9.0%
CONVERTED PAPER & PAPERBOARD - 0.5%
Boise Cascade Corp.   500  18,531
LUMBER & WOOD - 0.6%
Weyerhaeuser Co.   400  24,900
PAPER - 6.1%
Champion International Corp.   400  24,800
Chesapeake Corp.   1,500  50,625
Georgia-Pacific Corp.   200  18,888
James River Corp. of Virginia  1,100  45,306
Stone Container Corp.   1,300  21,613
Temple-Inland, Inc.   400  26,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PAPER & FOREST PRODUCTS - CONTINUED
PAPER - CONTINUED
Union Camp Corp.   400 $ 23,425
Westvaco Corp.   700  23,406
Willamette Industries, Inc.   300  22,856
  257,844
PAPER MILLS - 1.3%
Fort Howard Corp. (a)  1,000  55,750
PAPERBOARD MILLS - 0.5%
Mead Corp.   300  21,600
TOTAL PAPER & FOREST PRODUCTS   378,625
PHOTOGRAPHIC EQUIPMENT - 0.2%
Imation Corp. (a)  300  7,369
POLLUTION CONTROL - 1.7%
REFUSE SYSTEMS - 1.4%
Browning-Ferris Industries, Inc.   500  18,500
United Waste Systems, Inc. (a)  300  12,825
Waste Management, Inc.   900  28,800
  60,125
SANITARY SERVICES - 0.3%
USA Waste Services, Inc. (a)  300  12,094
TOTAL POLLUTION CONTROL   72,219
PRINTING - 0.4%
COMMERCIAL PRINTING - 0.4%
Deluxe Corp.  500  16,656
RAILROADS - 4.0%
RAILROAD EQUIPMENT - 0.4%
Bombardier, Inc. Class B  700  16,099
RAILROADS - 3.6%
CSX Corp.  1,600  98,800
Wisconsin Central Transportation Corp. (a)  1,650  51,666
  150,466
TOTAL RAILROADS   166,565
SHIP BUILDING & REPAIR - 1.3%
SHIP BUILDERS - 1.3%
Avondale Industries, Inc. (a)  900  20,644
General Dynamics Corp.   300  26,550
Newport News Shipbuilding, Inc.   400  8,225
  55,419
TEXTILES & APPAREL - 0.6%
COTTON MILLS - 0.2%
Galey & Lord, Inc. (a)  400  6,750
TEXTILE MILL PRODUCTS - 0.4%
Unifi, Inc.   500  19,094
TOTAL TEXTILES & APPAREL   25,844
TRUCKING & FREIGHT - 1.8%
AIR COURIER SERVICES - 0.2%
CNF Transportation, Inc.   300  10,463
FREIGHT FORWARDING - 0.5%
Air Express International Corp.   300  9,281
Expeditors International of
 Washington, Inc.   300  11,363
  20,644

 SHARES VALUE (NOTE 1)
TRUCKING, LOCAL & LONG DISTANCE - 0.4%
Werner Enterprises, Inc.   700 $ 15,050
TRUCKING, LONG DISTANCE - 0.7%
USFreightways Corp.   400  12,425
Yellow Corp. (a)  700  18,900
  31,325
TOTAL TRUCKING & FREIGHT   77,482
TOTAL COMMON STOCKS
 (Cost $3,318,434)   4,068,338
CASH EQUIVALENTS - 3.2%
Taxable Central Cash Fund (b)
 (Cost $134,952)  134,952  134,952
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,453,386) $ 4,203,290
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $3,459,274. Net unrealized appreciation aggregated $744,016, of which $761,570 related to appreciated investment securities and $17,554 related to depreciated investment securities.
The fund hereby designates approximately $223,000 as a capital gain dividend for the purpose of the dividend paid deduction.
A total of 57%, 56%, and 51% of Class A's, Class T's, and Institutional Class' dividend distributions during the fiscal year qualifies for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
ADVISOR CYCLICAL INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                 $ 4,203,290
(COST $3,453,386) - SEE ACCOMPANYING SCHEDULE

CASH                                                10,866

RECEIVABLE FOR INVESTMENTS SOLD                     14,237

RECEIVABLE FOR FUND SHARES SOLD                     82,604

DIVIDENDS RECEIVABLE                                2,607

INTEREST RECEIVABLE                                 552

PREPAID EXPENSES                                    11,034

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                                          16,501


 TOTAL ASSETS                                       4,341,691

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED       $ 16,749

DISTRIBUTION FEES PAYABLE                967

OTHER PAYABLES AND ACCRUED EXPENSES      31,287

 TOTAL LIABILITIES                                  49,003

NET ASSETS                                         $ 4,292,688

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                    $ 3,120,893

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                421,898


NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                          749,897

AND ASSETS AND LIABILITIES ON
FOREIGN CURRENCIES

NET ASSETS                                         $ 4,292,688


CALCULATION OF MAXIMUM                               $13.80
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($364,562 (DIVIDED BY)
  26,410 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $14.56
 (100/94.75 OF $13.80)

 CLASS T:                                            $13.77
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($1,919,852 (DIVIDED BY)
  139,401 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $14.27
 (100/96.50 OF $13.77)

 CLASS B:                                            $13.75
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($252,068 (DIVIDED BY) 18,329
  SHARES) A

 INSTITUTIONAL CLASS:                                $13.84
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($1,756,206 (DIVIDED BY) 126,880 SHARES)

B REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997

INVESTMENT INCOME $ 70,876
DIVIDENDS

INTEREST           13,343

 TOTAL INCOME      84,219

EXPENSES

MANAGEMENT FEE                                                      $ 30,106

TRANSFER AGENT FEES                                                  10,791

DISTRIBUTION FEES                                                    6,016

ACCOUNTING FEES AND EXPENSES                                         55,106

NON-INTERESTED TRUSTEES' COMPENSATION                                16

CUSTODIAN FEES AND EXPENSES                                          9,413

REGISTRATION FEES                                                    97,172

AUDIT 20,849

LEGAL 712

MISCELLANEOUS                                                        1,702

 TOTAL EXPENSES BEFORE REDUCTIONS                                    231,883

 EXPENSE REDUCTIONS                                                  (152,519)    79,364

NET INVESTMENT INCOME                                                             4,855

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                               473,728

 FOREIGN CURRENCY TRANSACTIONS                                       (13)         473,715

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                               749,904

 ASSETS AND LIABILITIES IN                                           (7)          749,897
 FOREIGN CURRENCIES

NET GAIN (LOSS)    1,223,612

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 1,228,467



STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JULY 31,
                                    1997

OPERATIONS                                                          $ 4,855
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                            473,715

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                749,897

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     1,228,467

DISTRIBUTIONS TO SHAREHOLDERS                                        (10,690)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                              (45,982)

 TOTAL DISTRIBUTIONS                                                 (56,672)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                         3,118,751

REDEMPTION FEES                                                      2,142

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            4,292,688

NET ASSETS

 BEGINNING OF PERIOD                                                 -

 END OF PERIOD                                                      $ 4,292,688

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                 (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                      3.89

 TOTAL FROM INVESTMENT OPERATIONS                             3.88

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                   (.01)

 FROM NET REALIZED GAIN                                       (.08)

 TOTAL DISTRIBUTIONS                                          (.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                      .01

NET ASSET VALUE, END OF PERIOD                               $ 13.80

TOTAL RETURN B, C                                             39.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 365

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       1.75% A,
                                                               F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS 1.73% A,
                                                                 G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS   (.09)% A

PORTFOLIO TURNOVER                                            155% A

AVERAGE COMMISSION RATE H                                    $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF CLASS A SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED
A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                     (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                          3.89

 TOTAL FROM INVESTMENT OPERATIONS                                 3.85

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                       (.01)

 FROM NET REALIZED GAIN                                           (.08)

 TOTAL DISTRIBUTIONS                                              (.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                          .01

NET ASSET VALUE, END OF PERIOD                                   $ 13.77

TOTAL RETURN B, C                                                 38.81%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                          $ 1,920

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.00% A,
                                                                   F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS  1.97% A,
                                                                  G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (.37)% A

PORTFOLIO TURNOVER                                                155% A

AVERAGE COMMISSION RATE H                                        $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT
OF SALE OF CLASS T SHARES) TO JULY
31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.56

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                     (.06)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                          2.25

 TOTAL FROM INVESTMENT OPERATIONS                                 2.19

REDEMPTION FEES ADDED TO PAID IN CAPITAL                          -

NET ASSET VALUE, END OF PERIOD                                   $ 13.75

TOTAL RETURN B, C                                                 18.94%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                          $ 252

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.50% A,
                                                                  F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS  2.45% A,
                                                                  G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (1.11)% A

PORTFOLIO TURNOVER                                                155% A

AVERAGE COMMISSION RATE H                                        $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF CLASS B SHARES) TO
JULY 31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'
 EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID
 OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
 FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
 COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
 PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       3.91

 TOTAL FROM INVESTMENT OPERATIONS                              3.94

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                    (.02)

 FROM NET REALIZED GAIN                                        (.08)

 TOTAL DISTRIBUTIONS                                           (.10)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                       -

NET ASSET VALUE, END OF PERIOD                                $ 13.84

TOTAL RETURN B, C                                              39.64%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 1,756

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.50% A,
                                                                 F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE
REDUCTIONS                                                     1.48% A,
                                                               G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           .25% A

PORTFOLIO TURNOVER                                             155% A

AVERAGE COMMISSION RATE H                                     $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31,
 1997. F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND
HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE
5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
 TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JULY 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June, 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $10,211,776 and $7,367,069, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the aver age net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 606     $ 606

CLASS T     4,874     4,874

CLASS B     536       151

           $ 6,016   $ 5,631

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 8,537    $ 5,375

CLASS T     8,587      6,383

CLASS B     50         0
                      *

           $ 17,174   $ 11,758

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER    AMOUNT     % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC  **   $ 1,392    .58% *

CLASS T ***             FIIOC  **    3,853     .40% *

CLASS B                 FIIOC  **    265       .43% *

INSTITUTIONAL CLASS     FIIOC  **    5,281     .14% *

                                    $ 10,791

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
 HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE
 SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $629 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 34,280

CLASS T                2.00%          42,467

CLASS B                2.50%          13,104

INSTITUTIONAL CLASS    1.50%          61,466

                                     $ 151,317

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $429 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $391 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

INSTITUTIONAL CLASS    $ 382

6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 35.2% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totalling 14.8%.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEAR ENDED
                              JULY 31,
                              1997 A, B

CLASS A

FROM NET INVESTMENT INCOME    $ 210

FROM NET REALIZED GAIN         1,679

TOTAL                         $ 1,889

CLASS T

FROM NET INVESTMENT INCOME    $ 596

FROM NET REALIZED GAIN         4,766

TOTAL                         $ 5,362

CLASS B

FROM NET INVESTMENT INCOME    $ -

FROM NET REALIZED GAIN         -

TOTAL                         $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 9,884

FROM NET REALIZED GAIN         39,537

TOTAL                         $ 49,421

                              $ 56,672

A DISTRIBUTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES       DOLLARS

                                 YEAR ENDED   YEAR ENDED
                                 JULY 31,     JULY 31,

                                 1997 A, B    1997 A, B

CLASS A                           29,864      $ 317,058
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     169          1,885

SHARES REDEEMED                   (3,623)      (42,214)

NET INCREASE (DECREASE)           26,410      $ 276,729

CLASS T                           159,328     $ 1,808,520
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     440          4,903

SHARES REDEEMED                   (20,367)     (254,181)

NET INCREASE (DECREASE)           139,401     $ 1,559,242

CLASS B                           18,329      $ 222,169
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -            -

SHARES REDEEMED                   -            -

NET INCREASE (DECREASE)           18,329      $ 222,169

INSTITUTIONAL CLASS               595,951     $ 6,237,387
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     4,432        49,421

SHARES REDEEMED                   (473,503)    (5,226,197)

NET INCREASE (DECREASE)           126,880     $ 1,060,611

A SHARE TRANSACTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 30,423

CLASS T                 26,681

CLASS B                 12,026

INSTITUTIONAL CLASS     28,042

                       $ 97,172

ADVISOR FINANCIAL SERVICES FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
IMAHDR PRASUN   SHR__CHT 19970731 19970814 160333 S00000000000001
             FA FINANCIAL SERV -CL I     S&P 500
             00273                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10620.00                    10561.42
  1996/10/31      11190.00                    10852.70
  1996/11/30      12090.00                    11673.05
  1996/12/31      11729.57                    11441.81
  1997/01/31      12351.14                    12156.70
  1997/02/28      12501.52                    12252.00
  1997/03/31      11619.29                    11748.57
  1997/04/30      12571.69                    12449.96
  1997/05/31      13052.91                    13207.91
  1997/06/30      13734.63                    13799.63
  1997/07/31      15168.24                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970814 160335 R00000000000014
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                                     LIFE OF
JULY 31, 1997                                    FUND

FINANCIAL SERVICES - INSTITUTIONAL CLASS         51.78%

S&P 500                                          48.98%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment would have grown to $15,178
- a 51.78% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                     % OF FUND'S
                                     INVESTMENTS

FIRST CHICAGO NBD CORP.              4.9

BANC ONE CORP.                       4.9

CITICORP                             4.7

NORTHERN TRUST CORP.                 4.7

AMERICAN INTERNATIONAL GROUP, INC.   4.5

ASSOCIATES FIRST CAPITAL CORP.       4.5

HOUSEHOLD INTERNATIONAL, INC.        4.4

NATIONSBANK CORP.                    4.4

BANKAMERICA CORP.                    4.3

MBNA CORP.                           4.2

TOP INDUSTRIES AS OF JULY 31, 1997
NATIONAL COMMERCIAL
BANKS 35.7%
PERSONAL CREDIT
INSTITUTIONS 17.4%
PROPERTY-CASUALTY &
REINSURANCE 9.6%
FINANCIAL SERVICES 8.9%
STATE BANKS FEDERAL
RESERVE 8.4%
ALL OTHERS 20.0%*
ROW: 1, COL: 1, VALUE: 20.0
ROW: 1, COL: 2, VALUE: 8.4
ROW: 1, COL: 3, VALUE: 8.9
ROW: 1, COL: 4, VALUE: 9.6
ROW: 1, COL: 5, VALUE: 17.4
ROW: 1, COL: 6, VALUE: 35.7
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR FINANCIAL SERVICES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Louis Salemy, Portfolio Manager of Fidelity Advisor Financial Services Fund
Q. HOW DID THE FUND PERFORM, LOUIS?
A. The fund did well. From its inception on September 3, 1996 through July 31, 1997, the fund's Institutional Class shares produced a return of 51.78%. The Standard & Poor's 500 Index, on the other hand, returned 48.98% during the same period.
Q. CAN YOU DESCRIBE THE INVESTING CLIMATE FOR FINANCIAL STOCKS AND HOW IT RELATED TO FUND PERFORMANCE?
A. The interest-rate situation remained relatively moderate through the end of 1996, but this stock-friendly environment didn't last long. Throughout the first quarter of 1997, investors expressed concern over the direction of rates and wondered whether the economy could sustain its steady growth pace. In March, the Federal Reserve Board announced it was raising interest rates by a quarter of a percentage point and, since finance stocks are especially susceptible to rate movement, we witnessed some pretty tough sledding through the end of April. In the spring and early summer, economic news filtered out indicating that while the economy was still growing at a good clip, the pace had slowed some. Additionally, the Fed indicated no desire to raise rates again, as many had suspected. These developments had a favorable effect on the fund's performance, as investors gradually regained confidence in the sector. As a result, financial stocks bounced back through the end of July.
Q. FROM AN OUTSIDER'S PERSPECTIVE, MANY FINANCIAL COMPANIES SEEM TO BE ENGAGED IN SIMILAR BUSINESSES. WHEN YOU'RE LOOKING OVER POTENTIAL BUYS, WHAT SETS A GOOD OPPORTUNITY APART FROM THE REST OF THE PACK?
A. I look primarily for companies that have good internal growth prospects. Companies that are investing in themselves - that is, devoting capital to their existing businesses - frequently exhibit strong revenue growth. I also look for companies that distinguish themselves through the services they offer. American Express is a good example. With their credit cards, American Express allows consumers the choice of accepting a full menu of services, just a few or none. American Express then bases its fee structure according to the services chosen. In addition, the company also offers "membership rewards." In exchange for using the card, consumers often get "points" that can be applied to airline miles or toward other types of purchases. This type of creativity often sets one stock apart from another.
Q. THE FINANCIAL INDUSTRY HAS SEEN ITS FAIR SHARE OF MERGER AND ACQUISITION ACTIVITY AND CORPORATE RESTRUCTURINGS OVER THE PAST FEW YEARS. HAS THIS TREND RECEDED?
A. I think it has. There was some takeover activity within the brokerage universe, but many of the deals involved privately held companies. In terms of restructurings, much of the activity has already taken place. Very few companies have a big reorganization ahead of them. If they haven't restructured by now, chances are that someone else has done it for them in the form of an acquisition.
Q. DID YOU PLAY ANY PARTICULAR THEMES DURING THE PERIOD?
A. One that comes to mind concerns consumer credit. Personal bankruptcies - after hitting an all-time high in 1996 and early 1997 - appear to be shrinking and consumer credit growth has slowed dramatically. Credit-card companies have accomplished this mainly by securing their receivables; that is, they're requiring such solid collateral as a home, decreasing the amount of credit available to the consumer and being more aggressive in their debt collection efforts. Some of the fund's top positions - including First Chicago and Household International - have credit-card operations and benefited from this trend.
Q. WHICH INDIVIDUAL STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?
A. The credit-card stocks I just mentioned performed well, as did American Express. Disappointments included Mercury Finance, which ran into accounting problems early in 1997, and Capital One Financial, a credit-card issuer that experienced scaled-back earnings expectations.
Q. WHAT'S YOUR OUTLOOK?
A. I think we'll see a continuation of the benign rate environment that existed at the end of the period, and I fully expect the consumer credit situation to improve. Improving credit conditions would play a big part in prolonging the sector's strong performance.

ADVISOR FINANCIAL SERVICES FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.4%
 SHARES VALUE (NOTE 1)
BANKS - 44.1%
NATIONAL COMMERCIAL BANKS - 35.7%
Banc One Corp.   60,652 $ 3,404,094
Bank of New York Co., Inc.   57,980  2,815,654
BankAmerica Corp.   40,000  3,020,000
Capital One Financial Corp.   45,000  1,656,563
Citicorp  24,365  3,307,549
First Bank System, Inc.   24,000  2,136,000
Fleet Financial Group, Inc.   9,600  651,600
National City Corp.   44,970  2,675,715
NationsBank Corp.   43,060  3,065,334
U.S. Bancorp  5,100  340,425
Wachovia Corp.   30,105  1,941,773
Zions Bancorp  1,200  42,900
  25,057,607
STATE BANKS FEDERAL RESERVE - 8.4%
Barnett Banks, Inc.   45,000  2,562,188
Crestar Financial Corp.   450  21,234
Northern Trust Corp.   60,000  3,300,000
  5,883,422
TOTAL BANKS   30,941,029
COMPUTER SERVICES & SOFTWARE - 0.1%
COMPUTER SERVICES - 0.1%
BancTec, Inc. (a)  2,000  48,875
CREDIT & OTHER FINANCE - 26.3%
FINANCIAL SERVICES - 8.9%
American Express Co.   32,600  2,730,250
Finova Group, Inc.   280  25,270
First Chicago NBD Corp.   45,670  3,465,211
Transamerica Corp.   400  40,350
  6,261,081
PERSONAL CREDIT INSTITUTIONS - 17.4%
Associates First Capital Corp.   47,600  3,138,625
Beneficial Corp.   39,800  2,885,500
Green Tree Financial Corp.   3,035  143,024
Household International, Inc.   24,080  3,118,360
MBNA Corp.   65,000  2,925,000
  12,210,509
TOTAL CREDIT & OTHER FINANCE   18,471,590
FEDERAL SPONSORED CREDIT - 6.4%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 6.4%
Federal Home Loan Mortgage
 Corporation  30,720  1,107,840
Federal National Mortgage Association  49,635  2,348,356
Student Loan Marketing Association  7,000  1,049,563
  4,505,759
INSURANCE - 12.9%
ACCIDENT & HEALTH INSURANCE - 0.4%
Aetna, Inc.   600  68,363
Provident Companies, Inc.   2,250  142,594
UICI (a)  1,600  50,000
  260,957
INSURANCE CARRIERS - 1.2%
AFLAC, Inc.   2,200  122,650
AMBAC, Inc.   5,800  494,088
MGIC Investment Corp.   4,400  231,275
  848,013

 SHARES VALUE (NOTE 1)
LIFE INSURANCE - 1.6%
American Bankers Insurance Group, Inc.   2,600 $ 175,988
Aon Corp.   3,000  168,000
Penncorp. Financial Group, Inc.   1,425  52,636
Providian Financial Corp.   9,505  372,477
UNUM Corp.   8,400  373,800
  1,142,901
MULTI-LINE INSURANCE - 0.1%
CIGNA Corp.   200  39,900
PROPERTY-CASUALTY & REINSURANCE - 9.6%
American International Group, Inc.   29,620  3,154,526
Aegon NV (Reg.)  4,129  313,288
Allstate Corp.   35,285  2,787,515
Berkley (W.R.) Corp.   2,000  115,500
Hartford Financial Services Group, Inc.   1,600  139,400
Progressive Corp.   2,200  235,950
  6,746,179
TOTAL INSURANCE   9,037,950
REAL ESTATE INVESTMENT TRUSTS - 0.4%
IRT Property Co.   20,000  256,250
SECURITIES INDUSTRY - 1.2%
SECURITY & COMMODITY BROKERS - 0.3%
Legg Mason, Inc.   2,500  153,594
Merrill Lynch & Co., Inc.   760  53,533
  207,127
SECURITY BROKERS & DEALERS - 0.9%
Lehman Brothers Holdings, Inc.   12,000  597,750
Morgan Stanley Dean Witter Discover
 and Co.   660  34,526
  632,276
TOTAL SECURITIES INDUSTRY   839,403
TOTAL COMMON STOCKS
 (Cost $52,087,096)   64,100,856
CASH EQUIVALENTS - 8.6%
Taxable Central Cash Fund (b)
 (Cost $6,048,731)  6,048,731  6,048,731
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $58,135,827) $ 70,149,587
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $58,195,295. Net unrealized appreciation aggregated $11,954,292, of which $12,109,290 related to appreciated investment securities and $154,998 related to depreciated investment securities.
The fund hereby designates approximately $10,000 as a capital gain dividend for the purpose of the dividend paid deduction.
A total of 100%, 100%, and 96% of Class A's, Class T's, and Institutional Class' dividend distributions during the fiscal year qualifies for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
ADVISOR FINANCIAL SERVICES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                  $ 70,149,587
(COST $58,135,827) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                                      1,407,278

DIVIDENDS RECEIVABLE  65,603

INTEREST RECEIVABLE   29,258

PREPAID EXPENSES      11,033

 TOTAL ASSETS         71,662,759

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                     $ 1,711,529

PAYABLE FOR FUND SHARES REDEEMED                                       68,646

ACCRUED MANAGEMENT FEE                                                 26,009

DISTRIBUTION FEES PAYABLE                                              26,466

OTHER PAYABLES AND ACCRUED EXPENSES                                    57,017

 TOTAL LIABILITIES    1,889,667

NET ASSETS           $ 69,773,092

NET ASSETS CONSIST OF:

PAID IN CAPITAL      $ 57,659,787

UNDISTRIBUTED NET INVESTMENT INCOME                                                  86,089

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                    13,456

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                            12,013,760

NET ASSETS           $ 69,773,092


CALCULATION OF MAXIMUM                               $15.11
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($6,275,026 (DIVIDED BY)
  415,259 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $15.95
 (100/94.75 OF $15.11)

 CLASS T:                                            $15.07
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($52,003,160 (DIVIDED BY)
  3,451,219 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $15.62
 (100/96.50 OF $15.07)

 CLASS B:                                            $15.04
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($7,736,849 (DIVIDED BY)
  514,542 SHARES) A

 INSTITUTIONAL CLASS:                                $15.14
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($3,758,057 (DIVIDED BY) 248,298 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997

INVESTMENT INCOME             $ 434,500
DIVIDENDS

INTEREST                       158,722

 TOTAL INCOME                  593,222

EXPENSES

MANAGEMENT FEE    $ 156,182

TRANSFER AGENT FEES71,040

DISTRIBUTION FEES  121,702

ACCOUNTING FEES AND EXPENSES                                                      55,208

NON-INTERESTED TRUSTEES' COMPENSATION                                             80

CUSTODIAN FEES AND EXPENSES                                                       8,064

REGISTRATION FEES  117,979

AUDIT              20,069

LEGAL              977

MISCELLANEOUS      5,216

 TOTAL EXPENSES BEFORE REDUCTIONS                                                 556,517

 EXPENSE REDUCTIONS(64,069)    492,448

NET INVESTMENT INCOME          100,774

REALIZED AND UNREALIZED GAIN (LOSS)                                                           27,297
NET REALIZED GAIN (LOSS) ON
INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                 12,013,760

NET GAIN (LOSS)                12,041,057

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 12,141,831


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JULY 31,
                                    1997


OPERATIONS    $ 100,774
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                     27,297

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                         12,013,760

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              12,141,831

DISTRIBUTIONS TO SHAREHOLDERS                                                 (14,685)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                       (13,841)

 TOTAL DISTRIBUTIONS                                                          (28,526)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                  57,645,194

REDEMPTION FEES14,593

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     69,773,092

NET ASSETS

 BEGINNING OF PERIOD                                                          -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $86,089)    $ 69,773,092



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                             .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)                           5.06

 TOTAL FROM INVESTMENT OPERATIONS                                  5.12

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                        (.01)

 FROM NET REALIZED GAIN                                            (.01)

 TOTAL DISTRIBUTIONS                                               (.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                           .01

NET ASSET VALUE, END OF PERIOD                                    $ 15.11

TOTAL RETURN B, C                                                  51.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                           $ 6,275

RATIO OF EXPENSES TO AVERAGE NET ASSETS                            1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS   1.73% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS               .55% A

PORTFOLIO TURNOVER                                                 26% A

AVERAGE COMMISSION RATE H                                         $ .0348

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE
HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF
CLASS A SHARES) TO JULY 31,
1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE
RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES  TO FINANCIAL
STATEMENTS). G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED.  THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.



FINANCIAL HIGHLIGHTS - CLASS T
                           YEAR ENDED
                           JULY 31,

SELECTED PER-SHARE DATAD   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                     .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                   5.04

 TOTAL FROM INVESTMENT OPERATIONS                          5.08

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                (.01)

 FROM NET REALIZED GAIN                                    (.01)

 TOTAL DISTRIBUTIONS                                       (.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                   .01

NET ASSET VALUE, END OF PERIOD                            $ 15.07

TOTAL RETURN B, C                                          50.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                   $ 52,003

RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.94% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
1.91% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       .37% A

PORTFOLIO TURNOVER                                         26% A

AVERAGE COMMISSION RATE G                                 $ .0348

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF

LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31,

1997. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION

RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES

MAY DIFFER.



FINANCIAL HIGHLIGHTS - CLASS B
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 12.56

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                        (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.50

 TOTAL FROM INVESTMENT OPERATIONS                                    2.48

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -

NET ASSET VALUE, END OF PERIOD                                      $ 15.04

TOTAL RETURN B, C                                                    19.75%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 7,737

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.49% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.37)% A

PORTFOLIO TURNOVER                                                   26% A

AVERAGE COMMISSION RATE H                                           $ .0348



A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR

PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES)

TO JULY 31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES  TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS

ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5
OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES
ON WHICH COMMISSIONS ARE CHARGED.  THIS AMOUNT  MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.




FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E



NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                            .10

 NET REALIZED AND UNREALIZED GAIN (LOSS)                          5.06

 TOTAL FROM INVESTMENT OPERATIONS                                 5.16

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                       (.02)

 FROM NET REALIZED GAIN                                           (.01)

 TOTAL DISTRIBUTIONS                                              (.03)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                          .01

NET ASSET VALUE, END OF PERIOD                                   $ 15.14

TOTAL RETURN B, C                                                 51.78%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                          $ 3,758

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS  1.47% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS              .85% A

PORTFOLIO TURNOVER                                                26% A

AVERAGE COMMISSION RATE H                                        $ .0348

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE
PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997. F FMR AGREED TO

REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES  TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS

WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED.
THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JULY 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June, 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $58,711,557 and $6,651,758, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 6,571     $ 6,571

CLASS T     100,249     100,249

CLASS B     14,882      3,410

           $ 121,702   $ 110,230

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 89,581    $ 65,700

CLASS T     266,965     186,812

CLASS B     1,297       0*

           $ 357,843   $ 252,512

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER    AMOUNT     % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC  **   $ 7,872    .30% *

CLASS T ***             FIIOC  **    55,535    .28% *

CLASS B                 FIIOC  **    4,283     .31% *

INSTITUTIONAL CLASS     FIIOC  **    3,350     .17% *

                                    $ 71,040

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
 HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE
 SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $6,594 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 26,073

CLASS T                2.00%          -

CLASS B                2.50%          9,572

INSTITUTIONAL CLASS    1.50%          22,629

                                     $ 58,274

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $5,637 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $103 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

INSTITUTIONAL CLASS    $ 55

6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 10.3% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEAR ENDED
                              JULY 31,
                              1997 A, B

CLASS A

FROM NET INVESTMENT INCOME    $ 1,796

FROM NET REALIZED GAIN         1,792

TOTAL                         $ 3,588

CLASS T

FROM NET INVESTMENT INCOME    $ 11,192

FROM NET REALIZED GAIN         11,200

TOTAL                         $ 22,392

CLASS B

FROM NET INVESTMENT INCOME    $ -

FROM NET REALIZED GAIN         -

TOTAL                         $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 1,697

FROM NET REALIZED GAIN         849

TOTAL                         $ 2,546

                              $ 28,526

A DISTRIBUTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES       DOLLARS

                                 YEAR ENDED   YEAR ENDED
                                 JULY 31,     JULY 31,

                                 1997 A, B    1997 A, B

CLASS A                           442,563     $ 5,416,102
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     294          3,494

SHARES REDEEMED                   (27,598)     (358,033)

NET INCREASE (DECREASE)           415,259     $ 5,061,563

CLASS T                           3,898,064   $ 48,519,698
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,650        19,567

SHARES REDEEMED                   (448,495)    (5,662,098)

NET INCREASE (DECREASE)           3,451,219   $ 42,877,167

CLASS B                           528,089     $ 6,961,044
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -            -

SHARES REDEEMED                   (13,547)     (182,473)

NET INCREASE (DECREASE)           514,542     $ 6,778,571

INSTITUTIONAL CLASS               324,063     $ 3,934,976
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     215          2,546

SHARES REDEEMED                   (75,980)     (1,009,629)

NET INCREASE (DECREASE)           248,298     $ 2,927,893

A SHARE TRANSACTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 32,019

CLASS T                 43,467

CLASS B                 13,889

INSTITUTIONAL CLASS     28,604

                       $ 117,979

ADVISOR HEALTH CARE FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
IMAHDR PRASUN   SHR__CHT 19970731 19970812 152758 S00000000000001
             FA HEALTH CARE -CL I        S&P 500
             00271                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10670.00                    10561.42
  1996/10/31      10430.00                    10852.70
  1996/11/30      10960.00                    11673.05
  1996/12/31      11030.00                    11441.81
  1997/01/31      11710.00                    12156.70
  1997/02/28      11850.00                    12252.00
  1997/03/31      11210.00                    11748.57
  1997/04/30      11770.00                    12449.96
  1997/05/31      12680.00                    13207.91
  1997/06/30      13620.00                    13799.63
  1997/07/31      14120.00                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970812 152759 R00000000000014
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                              LIFE OF
JULY 31, 1997                             FUND

HEALTH CARE - INSTITUTIONAL CLASS         41.20%

S&P 500                                   48.98%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment would have grown to $14,120 - a 41.20% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                               % OF FUND'S
                               INVESTMENTS

AMERICAN HOME PRODUCTS CORP.   8.9

SCHERING-PLOUGH CORP.          7.9

WARNER-LAMBERT CO.             7.1

BRISTOL-MYERS SQUIBB CO.       6.4

LILLY (ELI) & CO.              6.1

MERCK & CO., INC.              4.8

JOHNSON & JOHNSON              3.1

ABBOTT LABORATORIES            2.9

BAXTER INTERNATIONAL, INC.     2.5

MEDTRONIC, INC.                1.7

TOP INDUSTRIES AS OF JULY 31, 1997
% OF FUND'S INVESTMENTS
DRUGS 50.7%
MEDICAL SUPPLIES &
APPLIANCES 12.8%
MEDICAL TECHNOLOGY 5.3%
BIOTECHNOLOGY 4.8%
HOSPITALS 4.8%
ALL OTHERS 21.6% *
ROW: 1, COL: 1, VALUE: 21.6
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 4.8
ROW: 1, COL: 4, VALUE: 5.3
ROW: 1, COL: 5, VALUE: 12.8
ROW: 1, COL: 6, VALUE: 50.7
* INCLUDES SHORT-TERM INVESTMENTS
ADVISOR HEALTH CARE FUND
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Beso Sikharulidze became Portfolio Manager of Fidelity Advisor Health Care Fund on June 2, 1997.
Q. HOW DID THE FUND PERFORM, BESO?
A. From inception on September 3, 1996 through July 31, 1997, the fund's Institutional Class shares returned 41.20%. By comparison, the Standard & Poor's 500 Index returned 48.98%.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500 DURING THE PERIOD?
A. Much of the S&P 500's strong performance was driven by a narrow group of the larger-cap stocks in the index. If you had exposure to smaller-cap stocks, like this fund did, you underperformed the benchmark. Also, the health care sector does not include a lot of the technology stocks, such as Microsoft, or other big names in the index, such as General Electric, that really drove the performance of the index. Larger-cap health care stocks, particularly pharmaceuticals, performed very well during the period, but the overall health care sector wasn't strong enough to beat the S&P 500.
Q. WHAT FACTORS HELPED HEALTH CARE STOCKS DURING THE PERIOD?
A. Pharmaceutical companies have reaped the benefits of some new trends in the industry, including acceleration of reviews by the Food and Drug Administration (FDA) and allowances for direct-to-consumer marketing of drugs. Considering drugs are moving through the FDA review process more quickly, they're coming to market sooner. And that's good news for pharmaceutical companies that are spending a lot of money on research and development. Direct marketing also has allowed companies to introduce new categories of drugs to consumers, such as those that lower cholesterol. As a result, people are visiting their doctors and saying that they'd like to try a certain antihistamine or antidepressant, for example, rather than waiting for the doctor to prescribe something. This trend is triggering demand for new drugs and accelerating unit volume growth. We've also seen a revolution in medical devices, especially cardiac devices that are making surgery easier, more accurate and more effective.
Q. WERE THERE ANY PARTICULAR STOCKS THAT STOOD OUT DURING THE PERIOD?
A. At the end of the period, about 9% of the fund's portfolio was invested in American Home Products, a large pharmaceutical firm that also has an animal health business and crop protection operations. I liked the company because its business prospects were strong and the stock's relative valuation in the pharmaceutical sector was attractive. The company's shares appreciated considerably during the period. Five of the fund's top 10 holdings were pharmaceutical stocks, including American Home Products, Schering-Plough, Warner-Lambert, Bristol-Myers Squibb and Eli Lilly - all of which helped the fund's performance during the period. Medtronic, a maker of cardiac devices, also performed well, benefiting from the demand for innovative products.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Amgen's stock basically was flat during the period. I expected biotechnology companies to get a boost from faster drug-approval activity by the FDA. However, these companies did not benefit from this development like the pharmaceutical companies did. In addition, Columbia/HCA performed poorly as an investigation into the company's billing practices progressed. However, the effect on the fund was minimal since that holding accounted for only a little more than 1% of the portfolio by the end of the period.
Q. WHAT IS YOUR OUTLOOK FOR THE HEALTH CARE SECTOR?
A. I'm optimistic about health care stocks over the next six to 12 months. Pharmaceutical companies should continue to do well on the strength of their business prospects, and I think medical device companies will continue to benefit from product innovations. Overall, the health care sector should be strong. Even if the economy slows down, the sector can still be a strong performer since demand for health services remains fairly constant in any environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: September 3, 1996
SIZE: as of July 31, 1997, more than
$69 million
MANAGER: Beso Sikharulidze, since June 1997;
joined Fidelity in 1992
(checkmark)
ADVISOR HEALTH CARE FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.3%
 SHARES VALUE (NOTE 1)
CHEMICALS & PLASTICS - 1.4%
CHEMICALS - 1.4%
AKZO NV sponsored ADR  8,200 $ 638,575
Hoechst AG Ord.   6,700  311,992
  950,567
COMPUTER SERVICES & SOFTWARE - 0.8%
COMPUTER SERVICES - 0.8%
HBO & Co.   7,400  572,575
DRUGS & PHARMACEUTICALS - 58.6%
BIOTECHNOLOGY - 4.8%
Amgen, Inc.   12,800  752,800
COR Therapeutics, Inc. (a)   9,300  99,975
Cytyc Corp. (a)  19,300  451,138
Elf Sanofi SA  2,300  241,564
Genentech, Inc. special (a)  3,600  207,900
Gilead Sciences, Inc. (a)  9,400  265,550
Pharmacia & Upjohn, Inc.   18,000  679,500
Sangstat Medical Corp. (a)  7,000  171,500
Sepracor, Inc. (a)  20,000  502,500
  3,372,427
COMMERCIAL LABORATORY RESEARCH - 0.1%
Millennium Pharmaceuticals, Inc. (a)   2,700  39,488
DRUGS - 50.7%
American Home Products Corp.   75,800  6,248,763
Barr Laboratories, Inc. (a)  16,200  729,000
Bristol-Myers Squibb Co.   57,300  4,494,469
Daiichi Pharmaceutical Co. Ltd.   40,000  714,557
Dura Pharmaceuticals, Inc. (a)   4,000  156,000
Elan Corp. PLC ADR (a)  9,200  437,000
Glaxo PLC sponsored ADR  7,500  318,750
Glaxo Holdings PLC  6,300  133,466
Lilly (Eli) & Co.   38,200  4,316,600
Merck & Co., Inc.   32,600  3,388,363
Novo-Nordisk AS Class B  1,300  136,973
Pfizer, Inc.   10,900  649,913
Rhone Poulenc sponsored ADR
 representing 1/4 share  22,000  948,750
Roche Holding AG participation
 certificates  53  512,818
Sankyo Co. Ltd.   14,000  499,010
Schering-Plough Corp.   101,400  5,532,638
SmithKline Beecham PLC ADR  5,700  554,325
Takeda Chemical Industries Ltd.   15,000  453,760
Warner-Lambert Co.   35,800  5,000,813
Watson Pharmaceuticals, Inc. (a)   4,100  202,950
Yamanouchi Pharmaceutical Co. Ltd.   8,000  215,715
  35,644,633
PHARMACEUTICAL PREPARATIONS - 3.0%
Alpharma, Inc. Class A  4,000  71,750
Andrx Corp.   2,000  66,500
Astra AB Class A Free shares  46,933  839,505
Novartis AG (Reg.)  563  904,003
Zeneca Group PLC Ord.   7,600  251,577
  2,133,335
TOTAL DRUGS & PHARMACEUTICALS   41,189,883
ELECTRONIC INSTRUMENTS - 0.9%
LAB ANALYTICAL INSTRUMENTS - 0.9%
Waters Corp. (a)  17,000  608,808

 SHARES VALUE (NOTE 1)
ELECTRONICS - 0.3%
ELECTRONIC CAPACITORS - 0.3%
Maxwell Technologies, Inc. (a)  8,500 $ 197,625
HOUSEHOLD PRODUCTS - 0.9%
FABRICATED RUBBER PRODUCTS - 0.9%
Safeskin Corp. (a)   20,000  661,250
MEDICAL EQUIPMENT & SUPPLIES - 21.9%
DENTAL EQUIPMENT - 0.5%
Sybron International Corp. (a)   9,200  376,625
DRUG DISTRIBUTORS - WHOLESALE - 1.7%
Bergen Brunswig Corp. Class A  24,375  725,156
McKesson Corp.  5,400  468,113
  1,193,269
MEDICAL SUPPLIES & APPLIANCES - 12.8%
Abbott Laboratories  30,800  2,015,475
Baxter International, Inc.   30,000  1,734,375
Becton, Dickinson & Co.   18,100  970,613
Boston Scientific Corp. (a)  8,900  638,575
Closure Medical Corp.   5,100  138,975
Depuy, Inc. (a)  8,600  210,163
Endovascular Technologies, Inc. (a)   48,500  521,375
Johnson & Johnson  34,900  2,174,706
Sofamor/Danek Group, Inc. (a)   12,300  552,731
  8,956,988
MEDICAL TECHNOLOGY - 5.3%
Arterial Vascular Engineering, Inc. (a)   9,800  376,075
Biomet, Inc.   30,000  598,125
Medtronic, Inc.   14,000  1,221,500
St. Jude Medical, Inc. (a)  14,800  604,025
Sonus Pharmaceuticals, Inc. (a)  8,400  268,800
Stryker Corp.   14,400  561,600
U.S. Surgical Corp.   3,177  117,946
  3,748,071
OPHTHALMIC GOODS - 0.0%
Cooper Companies, Inc.   900  25,200
X-RAY & RELATED APPARATUS - 0.7%
Hologic, Inc. (a)  21,600  464,400
X-RAY ELECTRO-MEDICAL APPARATUS - 0.9%
Guidant Corp.   6,800  620,500
TOTAL MEDICAL EQUIPMENT & SUPPLIES   15,385,053
MEDICAL FACILITIES MANAGEMENT - 9.5%
HOSPITALS - 4.8%
Columbia/HCA Healthcare Corp.   28,000  903,000
HEALTHSOUTH Rehabilitation Corp. (a)   15,700  416,050
Health Management Associates, Inc.
 Class A (a)  9,600  306,600
Quorum Health Group, Inc. (a)   15,600  555,750
Tenet Healthcare Corp. (a)  18,900  565,819
Universal Health Services, Inc.
 Class B (a)  15,000  609,375
  3,356,594
HMO'S & OUTPATIENT CARE - 3.3%
Humana, Inc. (a)   20,900  509,438
Oxford Health Plans, Inc. (a)   10,900  916,281
PacifiCare Health Systems, Inc.
 Class B (a)  2,000  141,500
United HealthCare Corp.   13,100  746,700
  2,313,919
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDICAL FACILITIES MANAGEMENT - CONTINUED
NURSING, PERSONAL CARE FACILITY - 0.8%
NovaCare, Inc. (a)   47,000 $ 608,063
SKILLED NURSING CARE FACILITIES - 0.6%
Beverly Enterprises, Inc. (a)   13,400  206,025
Vencor, Inc. (a)  5,400  217,688
  423,713
TOTAL MEDICAL FACILITIES MANAGEMENT   6,702,289
TOTAL COMMON STOCKS
 (Cost $56,661,665)   66,268,050
CASH EQUIVALENTS - 5.7%
Taxable Central Cash Fund (b)
 (Cost $4,023,758)  4,023,758  4,023,758
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $60,685,423)  $ 70,291,808
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.4%
Japan    2.7
Switzerland   2.0
United Kingdom   1.8
France   1.7
Sweden   1.2
Others (individually less than 1%)   2.2
TOTAL  100.0%
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $60,742,515. Net unrealized appreciation aggregated $9,549,293, of which $10,098,259 related to appreciated investment securities and $548,966 related to depreciated investment securities.
The fund hereby designates approximately $28,000 as a capital gain dividend for the purpose of the dividend paid deduction.
ADVISOR HEALTH CARE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                    $ 70,291,808
(COST $60,685,423) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                        2,392,915

RECEIVABLE FOR FUND SHARES SOLD                        887,803

DIVIDENDS RECEIVABLE                                   67,292

INTEREST RECEIVABLE                                    23,992

PREPAID EXPENSES                                       11,027

 TOTAL ASSETS                                          73,674,837

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED       $ 3,880,569

PAYABLE FOR FUND SHARES REDEEMED         284,751

ACCRUED MANAGEMENT FEE                   35,854

DISTRIBUTION FEES PAYABLE                24,709

OTHER PAYABLES AND ACCRUED EXPENSES      58,861

 TOTAL LIABILITIES                                     4,284,744

NET ASSETS                                            $ 69,390,093

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                       $ 58,557,677

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
1,226,031

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
9,606,385

NET ASSETS                                            $ 69,390,093


CALCULATION OF MAXIMUM                                $14.10
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($5,488,195 (DIVIDED BY)
  389,336 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $14.88
 (100/94.75 OF $14.10)

 CLASS T:                                             $14.05
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($50,868,278 (DIVIDED BY)
  3,620,934 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $14.56
 (100/96.50 OF $14.05)

 CLASS B:                                             $14.01
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($6,159,210 (DIVIDED BY)
  439,612 SHARES) A

 INSTITUTIONAL CLASS:                                 $14.12
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($6,874,410 (DIVIDED BY) 486,881 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997

INVESTMENT INCOME              $ 280,357
DIVIDENDS

INTEREST                        133,101

 TOTAL INCOME                   413,458

EXPENSES

MANAGEMENT FEE    $ 158,600

TRANSFER AGENT FEES72,437

DISTRIBUTION FEES  118,360

ACCOUNTING FEES AND EXPENSES                                                      55,207

NON-INTERESTED TRUSTEES' COMPENSATION                                             82

CUSTODIAN FEES AND EXPENSES                                                       20,829

REGISTRATION FEES  118,266

AUDIT              20,071

LEGAL              966

MISCELLANEOUS      5,714

 TOTAL EXPENSES BEFORE REDUCTIONS                                                 570,532

 EXPENSE REDUCTIONS(64,441)     506,091

NET INVESTMENT INCOME (LOSS)    (92,633)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                            1,319,004

 FOREIGN CURRENCY TRANSACTIONS                                                    (340)        1,318,664

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                  9,606,385

NET GAIN (LOSS)                 10,925,049

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ 10,832,416


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JULY 31,
                                    1997


OPERATIONS                                                          $ (92,633)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                            1,318,664

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                9,606,385

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     10,832,416

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                         58,550,028

REDEMPTION FEES                                                      7,649

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            69,390,093

NET ASSETS

 BEGINNING OF PERIOD                                                 -

 END OF PERIOD                                                      $ 69,390,093



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 H




NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                               (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                    4.12

 TOTAL FROM INVESTMENT OPERATIONS                           4.10

REDEMPTION FEES ADDED TO PAID IN CAPITAL                    -

NET ASSET VALUE, END OF PERIOD                             $ 14.10

TOTAL RETURN B, C                                           41.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                    $ 5,488

RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.75% A,
E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
1.74% A,
F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (.18)% A

PORTFOLIO TURNOVER                                          67% A

AVERAGE COMMISSION RATE G                                  $ .0383

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS

REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE
FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES

(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON

THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. H FOR THE
PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALES OF CLASS A SHARES) TO JULY 31, 1997.



FINANCIAL HIGHLIGHTS - CLASS T
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 G




NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                   (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        4.09

 TOTAL FROM INVESTMENT OPERATIONS                               4.05

REDEMPTION FEES ADDED TO PAID IN CAPITAL                        -

NET ASSET VALUE, END OF PERIOD                                 $ 14.05

TOTAL RETURN B, C                                               40.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 50,868

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         1.97% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS1.96% A,
    E

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.39)% A

PORTFOLIO TURNOVER                                              67% A

AVERAGE COMMISSION RATE F                                      $ .0383

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID

OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD

TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER. G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 3,

1997.


FINANCIAL HIGHLIGHTS - CLASS B
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 H




NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.88

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                  (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       2.18

 TOTAL FROM INVESTMENT OPERATIONS                              2.13

REDEMPTION FEES ADDED TO PAID IN CAPITAL                       -

NET ASSET VALUE, END OF PERIOD                                $ 14.01

TOTAL RETURN B, C                                              17.93%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 6,159

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.50% A,
   E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
 2.49% A,
   F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.99)% A

PORTFOLIO TURNOVER                                             67% A

AVERAGE COMMISSION RATE G                                     $ .0383

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR

PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.

WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE

CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND

DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER. H FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 H




NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                  .01

 NET REALIZED AND UNREALIZED GAIN (LOSS)                4.11

 TOTAL FROM INVESTMENT OPERATIONS                       4.12

REDEMPTION FEES ADDED TO PAID IN CAPITAL                -

NET ASSET VALUE, END OF PERIOD                         $ 14.12

TOTAL RETURN B, C                                       41.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 6,875

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.50% A,
                                                           E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS                                                       1.49%
A,
                                                           F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .08% A

PORTFOLIO TURNOVER                                      67% A

AVERAGE COMMISSION RATE G                              $ .0383

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO

WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN

VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. H FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JULY 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $73,216,646 and $17,873,985, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 6,504     $ 6,504

CLASS T     102,090     102,090

CLASS B     9,766       2,442

           $ 118,360   $ 111,036

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 145,733   $ 107,863

CLASS T     289,655     209,976

CLASS B     3,867       0
                       *

           $ 439,255   $ 317,839

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER    AMOUNT     % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC  **   $ 9,249    .36% *

CLASS T ***            FIIOC  **    55,560    .27% *

CLASS B                FIIOC  **    3,500     .35% *

INSTITUTIONAL CLASS    FIIOC  **    4,128     .17% *

                                   $ 72,437

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
 HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE
 SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $5,765 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 30,538

CLASS T                2.00%          -

CLASS B                2.50%          9,502

INSTITUTIONAL CLASS    1.50%          21,470

                                     $ 61,510

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,549 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $347 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

INSTITUTIONAL CLASS    $ 35

6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                           SHARES       DOLLARS

                           YEAR ENDED   YEAR ENDED
                           JULY 31,     JULY 31,

                           1997 A, B    1997 A, B

CLASS A                     450,370     $ 5,183,538
SHARES SOLD

SHARES REDEEMED             (61,034)     (732,928)

NET INCREASE (DECREASE)     389,336     $ 4,450,610

CLASS T                     3,936,387   $ 46,440,633
SHARES SOLD

SHARES REDEEMED             (315,453)    (3,850,782)

NET INCREASE (DECREASE)     3,620,934   $ 42,589,851

CLASS B                     445,818     $ 5,752,611
SHARES SOLD

SHARES REDEEMED             (6,206)      (76,107)

NET INCREASE (DECREASE)     439,612     $ 5,676,504

INSTITUTIONAL CLASS         546,050     $ 6,606,358
SHARES SOLD

SHARES REDEEMED             (59,169)     (773,295)

NET INCREASE (DECREASE)     486,881     $ 5,833,063

A SHARE TRANSACTIONS FOR CLASS A, CLASS T AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3,1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 32,101

CLASS T                 42,701

CLASS B                 13,795

INSTITUTIONAL CLASS     29,669

                       $ 118,266

ADVISOR NATURAL RESOURCES FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.
IMAHDR PRASUN   SHR__CHT 19970731 19970825 111800 S00000000000001
             FA NATURAL RESOURCE -CL I   S&P 500
             00686                       SP001
  1987/12/29      10000.00                    10000.00
  1987/12/31       9980.00                    10064.43
  1988/01/31       9880.00                    10488.14
  1988/02/29      10630.00                    10976.89
  1988/03/31      10920.00                    10637.70
  1988/04/30      11100.00                    10755.78
  1988/05/31      10920.00                    10849.36
  1988/06/30      11640.00                    11347.34
  1988/07/31      11590.00                    11304.22
  1988/08/31      11280.00                    10919.88
  1988/09/30      11230.00                    11385.07
  1988/10/31      11470.00                    11701.57
  1988/11/30      11210.00                    11534.24
  1988/12/31      11586.91                    11736.09
  1989/01/31      12523.44                    12595.17
  1989/02/28      12338.32                    12281.55
  1989/03/31      12577.89                    12567.71
  1989/04/30      12969.93                    13219.97
  1989/05/31      13274.85                    13755.38
  1989/06/30      13231.29                    13676.98
  1989/07/31      14189.61                    14912.01
  1989/08/31      14614.32                    15204.28
  1989/09/30      14222.28                    15141.94
  1989/10/31      13721.34                    14790.65
  1989/11/30      14331.18                    15092.38
  1989/12/31      15426.57                    15454.60
  1990/01/31      14453.51                    14417.59
  1990/02/28      15129.90                    14603.58
  1990/03/31      15414.70                    14990.58
  1990/04/30      14607.77                    14615.81
  1990/05/31      16091.10                    16040.85
  1990/06/30      15889.36                    15931.78
  1990/07/31      16672.56                    15880.79
  1990/08/31      16233.50                    14445.17
  1990/09/30      15723.23                    13741.69
  1990/10/31      14595.91                    13682.60
  1990/11/30      14833.24                    14566.50
  1990/12/31      14611.74                    14972.90
  1991/01/31      15093.85                    15625.72
  1991/02/28      17269.54                    16742.96
  1991/03/31      16861.60                    17148.14
  1991/04/30      16948.13                    17189.30
  1991/05/31      17764.01                    17931.87
  1991/06/30      16737.98                    17110.59
  1991/07/31      17294.26                    17907.95
  1991/08/31      17739.29                    18332.37
  1991/09/30      17047.02                    18026.21
  1991/10/31      17442.60                    18267.77
  1991/11/30      16033.35                    17531.58
  1991/12/31      16725.88                    19537.19
  1992/01/31      17764.58                    19173.80
  1992/02/29      18164.09                    19423.06
  1992/03/31      17711.32                    19044.31
  1992/04/30      18363.84                    19604.21
  1992/05/31      18856.56                    19700.27
  1992/06/30      18243.99                    19406.73
  1992/07/31      18976.41                    20200.47
  1992/08/31      18696.76                    19786.36
  1992/09/30      18883.19                    20019.84
  1992/10/31      18483.69                    20089.91
  1992/11/30      18723.39                    20774.97
  1992/12/31      18956.24                    21030.51
  1993/01/31      19563.91                    21207.16
  1993/02/28      20112.29                    21495.58
  1993/03/31      21446.19                    21949.14
  1993/04/30      22602.24                    21417.97
  1993/05/31      23713.83                    21991.97
  1993/06/30      24039.89                    22055.75
  1993/07/31      23713.83                    21967.52
  1993/08/31      25077.37                    22800.09
  1993/09/30      24943.98                    22624.53
  1993/10/31      26070.39                    23092.86
  1993/11/30      25092.19                    22873.48
  1993/12/31      26148.04                    23150.25
  1994/01/31      27737.91                    23937.36
  1994/02/28      26873.51                    23288.65
  1994/03/31      25221.90                    22273.27
  1994/04/30      25638.66                    22558.37
  1994/05/31      25978.24                    22928.32
  1994/06/30      25515.17                    22366.58
  1994/07/31      26379.57                    23100.20
  1994/08/31      27660.73                    24047.31
  1994/09/30      27521.81                    23458.15
  1994/10/31      27105.05                    23985.96
  1994/11/30      25329.95                    23112.39
  1994/12/31      25552.05                    23455.15
  1995/01/31      25050.10                    24063.34
  1995/02/28      25787.33                    25001.09
  1995/03/31      27230.42                    25738.87
  1995/04/30      28344.11                    26496.88
  1995/05/31      28736.25                    27555.96
  1995/06/30      29551.91                    28196.09
  1995/07/31      30806.76                    29131.07
  1995/08/31      31293.02                    29204.19
  1995/09/30      31528.31                    30436.60
  1995/10/31      30226.39                    30327.94
  1995/11/30      31763.59                    31659.34
  1995/12/31      32925.99                    32269.10
  1996/01/31      34175.53                    33367.54
  1996/02/29      35019.37                    33676.86
  1996/03/31      36090.39                    34001.17
  1996/04/30      38200.00                    34502.34
  1996/05/31      38897.79                    35392.16
  1996/06/30      38654.37                    35527.00
  1996/07/31      36544.77                    33957.42
  1996/08/31      38200.00                    34673.58
  1996/09/30      39855.22                    36625.01
  1996/10/31      40845.11                    37635.13
  1996/11/30      42938.48                    40479.97
  1996/12/31      43042.28                    39678.06
  1997/01/31      43734.56                    42157.15
  1997/02/28      40878.92                    42487.66
  1997/03/31      39823.20                    40741.84
  1997/04/30      39667.44                    43174.13
  1997/05/31      43284.58                    45802.57
  1997/06/30      43163.43                    47854.52
  1997/07/31      45724.86                    51662.31
IMATRL PRASUN   SHR__CHT 19970731 19970825 111802 R00000000000119
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                              PAST 1   PAST 5    LIFE OF
JULY 31, 1997                             YEAR     YEARS     FUND

NATURAL RESOURCES - INSTITUTIONAL CLASS   25.12%   140.96%   357.25%

S&P 500                                   52.14%   155.75%   416.62%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case one year, five years or since the fund started on December 29, 1987. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                             PAST 1   PAST 5   LIFE OF
JULY 31, 1997                             YEAR     YEARS    FUND

NATURAL RESOURCES - INSTITUTIONAL CLASS   25.12%   19.23%   17.16%

S&P 500                                   52.14%   20.66%   18.66%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Institutional Class on December 29, 1987, when the fund started. As the chart shows, by July 31, 1997, the value of the investment would have grown to $45,725
- a 357.25% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,662 - a 416.62% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                            % OF FUND'S
                            INVESTMENTS

TOTAL SA SPONSORED ADR      3.5

GETCHELL GOLD CORP.         2.7

EVI, INC.                   2.7

MOBIL CORP.                 2.2

FORT HOWARD CORP.           2.1

TOSCO CORP.                 2.0

TEXACO, INC.                2.0

TRANSOCEAN OFFSHORE, INC.   2.0

EURO-NEVADA MINING LTD.     2.0

BOISE CASCADE CORP.         1.9

TOP INDUSTRIES AS OF JULY 31, 1997
CRUDE PETROLEUM & GAS 11.8%
PETROLEUM REFINERS 11.6%
GOLD ORES 11.4%
OIL & GAS EXPLORATION 11.3%
DRILLING 5.9%
ALL OTHERS 48.0% *
ROW: 1, COL: 1, VALUE: 47.9
ROW: 1, COL: 2, VALUE: 5.9
ROW: 1, COL: 3, VALUE: 11.4
ROW: 1, COL: 4, VALUE: 11.4
ROW: 1, COL: 5, VALUE: 11.6
ROW: 1, COL: 6, VALUE: 11.8
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR NATURAL RESOURCES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Larry Rakers, Portfolio Manager of Fidelity Advisor Natural Resources
Fund
Q. HOW DID THE FUND PERFORM, LARRY?
A. For the 12 months that ended July 31, 1997, the fund's Institutional Class shares returned 25.12%. During the same period, the Standard & Poor's 500 Index returned 52.14%.
Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING
THE PERIOD?
A. The fund did fairly well from July 1996 to January 1997 because oil and gas prices increased and the fund was overweighted in energy stocks. In January, oil peaked at about $26 a barrel and natural gas at about $4 per thousand cubic feet. Shortly afterwards, oil and gas prices plummeted. Since many of the fund's energy holdings were very sensitive to the commodity prices, the fund underperformed the index during the period.
Q. WHAT CHANGES DID YOU MAKE TO REDUCE THE FUND'S SENSITIVITY TO
COMMODITY PRICES?
A. I switched our energy holdings to companies that tend to perform better in flat-to-declining oil price environments because their operations are more diversified. For example, I invested in integrated oil companies, which look for oil, process it in their refineries, and make chemicals out of it or make gasoline and sell it to consumers at gasoline stations. When oil prices go down, these companies still make money by selling gasoline to consumers and from their chemical operations.
Q. THE FUND'S WEIGHTING IN BOTH PAPER AND FOREST PRODUCTS AND METALS AND MINING INCREASED OVER THE PAST FEW MONTHS. WHY WAS THAT?
A. I saw a good opportunity to buy paper stocks in February and March, when the paper and forest product market bottomed. Fort Howard and James River were particularly good performers. In addition, the fund boosted its position in metals and mining by investing in base metals, particularly some aluminum and zinc stocks. These investments worked out really well.
Q. IN APRIL, YOU TALKED ABOUT ENERGY-SERVICE COMPANIES SUCH AS SCHLUMBERGER AND HALLIBURTON BENEFITING FROM STRONG EXPLORATION ACTIVITIES. SINCE THEN, THE FUND HAS REDUCED ITS HOLDINGS IN THESE STOCKS. WHY? HAS THE ENVIRONMENT CHANGED?
A. Over the past five years, technology has made it possible to explore deep-water oil and gas prospects in a cost-effective way. This trend has gained even more steam lately, considering that most of the shallow-water opportunities have been exhausted. Schlumberger and Halliburton have both benefited from the exploration activity in deep waters. In fact, these two companies have been so successful and their share prices appreciated so much by the end of the period that I became concerned about valuations and reduced the fund's investments in these stocks.
Q. WERE THERE ANY BIG DISAPPOINTMENTS DURING THE PERIOD?
A. The biggest disappointment has been the price of gold. The absolute supply and demand for gold shows that we consume more gold than we mine. However, gauging the direction of the gold price is nearly impossible because central banks hold so much gold, which they can sell at any time and swing the market. We've had some big sales of gold by central banks recently, which has led to the decline in its price. When the dollar is strong and there is virtually no inflation-like the environment we've seen in the last six months- there's very little incentive for a central bank to own gold. On the other hand, when the dollar's weak and there's a lot of inflation, central banks want to own gold. Many market watchers see the strength of the dollar and low inflation continuing, and the gold price reflects that outlook. If the environment changes, there could be a good opportunity in gold.
Q. WHAT'S YOUR OUTLOOK FOR THE NATURAL RESOURCES MARKET?
A. In a slow-growth, no-inflation economy, the natural resource sector tends to underperform. In general, the sector performs well when the economy is strong enough to boost demand for the products. Each commodity has its own supply/demand outlook, so I'm constantly searching for an area within natural resources where supply/demand is starting to look favorable. For example, in late fall and early winter, gas prices often benefit from seasonal trends, as demand strengthens due to the winter heating season. However, I expect several large companies engaged in oil and gas exploration to increase their production volume in the near future. While this should benefit these companies on a short-term basis, the industry as a whole could suffer because increased production means greater supply and weaker prices. Overall, I am emphasizing stocks that are less sensitive to energy prices. As far as specific industries are concerned, I remain positive on deep-water drilling and service companies. Also, I think the business prospects of paper and forest products companies continue to improve.



FUND FACTS
START DATE: December 29, 1987
SIZE: as of July 31, 1997, more than
$693 million
MANAGER: Lawrence Rakers, since January
1997; joined Fidelity in 1993
(checkmark)
ADVISOR NATURAL RESOURCES FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.3%
 SHARES VALUE (NOTE 1)
AUTOS, TIRES, & ACCESSORIES - 0.7%
AUTO & TRUCK PARTS - 0.7%
Eaton Corp.   50,000 $ 4,515,625
CHEMICALS & PLASTICS - 4.2%
AGRICULTURAL CHEMICALS - 0.7%
Agrium, Inc.   210,000  2,391,990
IMC Global, Inc.   67,000  2,114,688
  4,506,678
CHEMICALS - 2.9%
du Pont (E.I.) de Nemours & Co.   100,000  6,693,750
Monsanto Co.   210,000  10,460,625
Sasol Ltd.   255,000  3,054,472
  20,208,847
UNSUPPORTED PLASTICS FILM & SHEET - 0.6%
W.R. Grace & Co.   65,500  4,028,250
TOTAL CHEMICALS & PLASTICS   28,743,775
ELECTRICAL EQUIPMENT - 0.6%
ELECTRICAL EQUIPMENT - WHOLESALE - 0.6%
Anixter International, Inc.   223,000  3,930,375
ELECTRONIC INSTRUMENTS - 0.1%
LAB ANALYTICAL INSTRUMENTS - 0.0%
Thermoquest Corp. (a)  20,000  340,000
MEASURING INSTRUMENTS - 0.1%
Thermo Electron Corp.   15,000  512,813
TOTAL ELECTRONIC INSTRUMENTS   852,813
ENERGY SERVICES - 10.3%
DRILLING - 5.9%
Atwood Oceanics, Inc. (a)  13,800  1,173,000
Diamond Offshore Drilling, Inc.   99,700  9,297,025
Maverick Tube Corp. (a)  90,000  4,331,250
Noble Drilling Corp. (a)  439,900  12,344,694
Transocean Offshore, Inc.   168,805  13,789,258
  40,935,227
OIL & GAS SERVICES - 4.4%
Dresser Industries, Inc.   107,800  4,500,650
Halliburton Co.   207,940  9,565,240
McDermott International, Inc.   10,000  305,625
Schlumberger Ltd.   83,200  6,354,400
Weatherford Enterra, Inc. (a)  165,000  7,177,500
Western Atlas, Inc. (a)  27,500  2,187,969
  30,091,384
TOTAL ENERGY SERVICES   71,026,611
HOLDING COMPANIES - 1.7%
Norfolk Southern Corp.   105,000  11,628,750
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
SPECIAL INDUSTRIAL MACHINERY - 0.1%
Gasonics International Corp. (a)  40,000  745,000
IRON & STEEL - 0.8%
FABRICATED METAL PRODUCTS - 0.1%
Prudential Steel Ltd.   15,000  574,056
IRON & STEEL BLAST FURNITURE MILLS - 0.4%
Nucor Corp.   47,000  2,916,938
IRON & STEEL FOUNDRIES - 0.3%
Dofasco Inc.   103,300  2,192,132
TOTAL IRON & STEEL   5,683,126

 SHARES VALUE (NOTE 1)
LEASING & RENTAL - 0.1%
EQUIPMENT RENTAL & LEASING - 0.1%
Mitcham Industries, Inc. (a)  48,800 $ 713,700
LODGING & GAMING - 0.2%
HOTELS, MOTELS, & TOURIST CENTERS - 0.2%
HFS, Inc. (a)  20,000  1,165,000
METALS & MINING - 6.4%
ALUMINUM, EXTRUDED PRODUCTS - 1.5%
Alumax, Inc. (a)   243,500  10,318,313
KAOLIN & BALL CLAY - 0.1%
English China Clay PLC  145,000  517,325
LEAD & ZINC ORES - 0.6%
Asturiana del Zinc SA (a)  180,000  3,842,241
METAL MINING - 0.5%
Arizona Star Resource Corp. (a)   135,000  719,882
JCI Ltd.   187,983  1,253,220
Pasminco Ltd.   267,100  515,598
Phelps Dodge Corp.   15,000  1,275,938
  3,764,638
METAL MINING SERVICES - 0.1%
Mine Finders Corp. Ltd. (a)  200,000  428,048
METAL ORES - 1.4%
Comalco Ltd.   193,900  1,032,941
Falconbridge Ltd.   54,200  1,163,942
Pechiney SA Class A  176,000  7,635,322
  9,832,205
METALS & MINERALS - WHOLESALE - 0.2%
Elkem ASA  60,000  1,191,116
MISCELLANEOUS NONMETAL MINERALS - 0.0%
Camphor Ventures, Inc. (a)  362,700  263,141
MISCELLANEOUS METAL ORES - 0.0%
Helix Resources NL (a)  650,500  365,028
PRIME NONFERROUS SMELTING - 2.0%
Alcan Aluminium Ltd.   160,000  6,268,364
Aluminum Co. of America  73,900  6,540,150
Metaleurop SA (a)  56,000  842,031
Metaleurop SA warrants 2/4/00 (a)  16,000  44,141
  13,694,686
TOTAL METALS & MINING   44,216,741
OIL & GAS - 38.3%
CRUDE PETROLEUM & GAS - 11.8%
Anadarko Petroleum Corp.   88,000  6,149,000
Beau Canada Exploration Ltd. (a)   400,000  957,667
British Borneo Petroleum  47,900  975,481
British Borneo Petroleum Syndicate PLC
 Rights 8/6/97 (a)  10,644  6,111
Burlington Resources, Inc.   40,200  1,899,450
Elf Aquitaine SA sponsored ADR  227,500  13,024,375
Monterey Resources, Inc.   82,877  1,263,874
Newfield Exploration Co. (a)  74,800  1,795,200
Occidental Petroleum Corp.   201,400  5,047,588
Ocean Energy, Inc. (a)  83,500  3,799,250
Petrobras PN (Pfd. Reg.)  8,000,000  2,430,399
Petsec Energy Ltd. sponsored ADR  93,200  2,085,350
Renaissance Energy Ltd. (a)   30,000  743,280
Rio Alto Exploration Ltd. (a)  187,500  1,720,807
Santa Fe Energy Resources, Inc. (a)   187,900  1,620,638
Total SA sponsored ADR  482,000  24,310,875
Tullow Oil PLC (a)  340,200  538,515
Union Pacific Resources Group, Inc.    173,520  4,283,775
United Meridian Corp. (a)  139,200  4,445,700
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
OIL & GAS - CONTINUED
CRUDE PETROLEUM & GAS - CONTINUED
Vintage Petroleum, Inc.   74,400 $ 2,673,750
YPF Sociedad Anonima Class D  35,000  1,127,203
  80,898,288
OIL & GAS EXPLORATION - 11.3%
Abacan Resource Corp. (a)  794,300  3,028,269
Amerada Hess Corp.   90,000  5,293,125
Exxon Corp.   137,000  8,802,250
Kerr-McGee Corp.   80,000  5,010,000
Mobil Corp.   200,000  15,300,000
Petro-Canada  150,000  2,704,320
Phillips Petroleum Co.   232,200  10,695,713
Texaco, Inc.   120,000  13,927,500
USX-Marathon Group  249,300  8,024,344
Unocal Corp.   77,669  3,106,760
Woodside Petroleum Ltd.   249,500  2,124,558
  78,016,839
OIL FIELD EQUIPMENT - 3.6%
Cooper Cameron Corp. (a)  100,600  5,897,675
EVI, Inc. (a)  380,000  18,572,500
  24,470,175
PETROLEUM REFINERS - 11.6%
British Petroleum PLC ADR  143,746  11,850,061
Coastal Corp. (The)  231,000  12,560,625
Eni Spa  600,000  3,533,070
Murphy Oil Corp.   79,900  4,159,794
Pennzoil Co.   125,000  9,765,625
Royal Dutch Petroleum Co.   216,000  12,082,500
Shell Transport & Trading Co. PLC ADR   84,300  3,761,888
Tosco Corp.   448,900  14,056,181
Valero Energy Corp.   186,800  8,032,400
  79,802,144
TOTAL OIL & GAS   263,187,446
PACKAGING & CONTAINERS - 0.7%
GLASS CONTAINERS - 0.7%
Owens-Illinois, Inc. (a)  142,800  4,926,600
PAPER & FOREST PRODUCTS - 12.1%
CONVERTED PAPER & PAPERBOARD - 2.2%
American Pad & Paper Co. (a)  83,100  1,952,850
Boise Cascade Corp.   360,000  13,342,500
  15,295,350
ENVELOPES - 1.2%
Mail-Well, Inc. (a)  243,150  7,932,769
PAPER - 4.0%
Buckeye Cellulose Corp. (a)  100,000  3,600,000
Chesapeake Corp.   198,200  6,689,250
Domtar, Inc.   75,000  674,720
James River Corp. of Virginia  135,000  5,560,313
Mercer International, Inc. (SBI)  313,100  3,052,725
Stone Container Corp.   105,000  1,745,625
Willamette Industries, Inc.   78,400  5,973,100
  27,295,733
PAPER MILLS - 3.8%
Alliance Forest Products, Inc. (a)   128,500  3,318,896
Alliance Forest Products, Inc. (a)(c)  200,000  5,165,597
Bowater, Inc.   50,000  2,618,750
Fort Howard Corp. (a)  262,400  14,628,800
  25,732,043

 SHARES VALUE (NOTE 1)
PAPERBOARD MILLS - 0.9%
Fibermark, Inc. (a)  60,100 $ 1,333,469
Jefferson Smurfit Corp. (a)  123,700  2,319,375
Mead Corp.   25,000  1,800,000
St Laurent Paperboard, Inc. (a)(c)  57,000  1,004,897
  6,457,741
TOTAL PAPER & FOREST PRODUCTS   82,713,636
PRECIOUS METALS - 15.5%
GOLD & SILVER ORES - 3.5%
Getchell Gold Corp. (a)  557,000  18,589,875
Industrias Penoles SA  1,000,000  4,472,843
Mentor Exploration & Development
 Co. Ltd. (a)  125,000  1,042,914
  24,105,632
GOLD ORES - 11.4%
Agnico Eagle Mines Ltd.   95,000  802,953
Bakyrchik Gold PLC (a)  169,000  133,065
Barrick Gold Corp.   330,000  7,541,626
Bema Gold Corp. (a)  142,100  871,147
Breakwater Resources Ltd. (a)  799,600  4,031,792
Buffelsfontein Gold Mines Ltd. (a)   380,000  790,894
Canyon Resources Corp. (a)  250,000  562,500
Euro-Nevada Mining Ltd.   435,400  13,646,229
Evander Gold Mines Ltd.  124,700  432,564
First Dynasty Mines Ltd. (a)  566,600  386,407
Franco-Nevada Mining Corp.   100,000  4,708,528
Francisco Gold Corp. (a)  81,000  1,163,565
Francisco Gold Corp. special
 warrants 8/12/97 (a)(c)  62,500  815,132
Greenstone Resources Ltd. (a)  906,700  8,551,602
Greenstone Resources Ltd.
 warrants 2/28/02 (a)  50,700  147,132
Indochina Goldfields Ltd. (a)  188,300  833,337
Indochina Goldfields Ltd. (a)(c)  170,000  752,349
Kalahari Goldridge Mng. Co. Ltd. (a)  1,200,000  468,293
Kinross Gold Corp. (a)  269,100  1,249,494
Meridian Gold, Inc.   1,190,000  5,093,772
Newmont Mining Corp.   299,900  12,370,875
Placer Dome, Inc.   250,000  4,235,136
Queenston Mining, Inc. (a)   385,400  377,473
Randgold & Exploration Co. Ltd. (a)   900,900  3,125,073
Stillwater Mining Co. (a)   120,000  2,490,000
Sudbury Contact Mines Ltd. (a)   130,000  589,473
TVI Pacific, Inc. (a)  459,200  106,609
TVI Pacific, Inc. (a)(c)  1,860,000  431,821
TVX Gold, Inc. (a)  50,000  230,348
West Rand Consolidated Mines
 Ltd. (Reg.) (a)  250,000  406,504
Western Areas Gold Mining Ltd. Ord.   115,936  764,109
  78,109,802
SILVER ORES - 0.6%
Compania de Minas Buenaventura SA
 Class B sponsored ADR  182,400  3,306,000
Pan American Silver Corp. (a)  135,000  901,077
  4,207,077
TOTAL PRECIOUS METALS   106,422,511
RAILROADS - 3.3%
Burlington Northern Santa Fe Corp.   75,000  7,242,188
CSX Corp.   124,900  7,712,575
Wisconsin Central Transportation
 Corp. (a)  250,000  7,828,125
  22,782,888
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TOBACCO - 0.3%
CIGARETTES - 0.3%
Schweitzer-Mauduit International, Inc.   50,000 $ 1,953,125
TRUCKING & FREIGHT - 0.9%
AIR COURIER SERVICES - 0.9%
Airborne Freight Corp.   88,300  4,332,213
CNF Transportation, Inc.   50,000  1,743,750
  6,075,963
TOTAL COMMON STOCKS
 (Cost $580,700,217)   661,283,685
CASH EQUIVALENTS - 3.7%
Taxable Central Cash Fund (b)
 (Cost $25,569,704)  25,569,704  25,569,704
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $606,269,921)  $ 686,853,389
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,169,796 or 1.2% of net assets.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   69.2%
Canada    13.5
France   6.7
Netherlands   2.7
United Kingdom   2.5
South Africa   1.5
Others (individually less than 1%)   3.9
TOTAL  100.0%
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $607,500,224. Net unrealized appreciation aggregated $79,353,165, of which $114,564,746 related to appreciated investment securities and $35,211,581 related to depreciated investment securities.
The fund hereby designates approximately $14,337,000 as a capital gain dividend for the purpose of the dividend paid deduction.
A total of 17%, 20%, 20% and 19% of Class A's, Class T's, Class B's and Institutional Class' dividend distributions during the fiscal year qualifies for the dividend-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
ADVISOR NATURAL RESOURCES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                           $ 686,853,389
(COST $606,269,921) - SEE ACCOMPANYING SCHEDULE

CASH                                                          20,330

RECEIVABLE FOR INVESTMENTS SOLD                               18,150,416

RECEIVABLE FOR FUND SHARES SOLD                               797,076

DIVIDENDS RECEIVABLE                                          865,941

INTEREST RECEIVABLE                                           166,894

OTHER RECEIVABLES                                             40,535

PREPAID EXPENSES                                              1,677

 TOTAL ASSETS                                                 706,896,258

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED              $ 8,747,912

PAYABLE FOR FUND SHARES REDEEMED                3,725,190

ACCRUED MANAGEMENT FEE                          340,285

DISTRIBUTION FEES PAYABLE                       303,323

OTHER PAYABLES AND ACCRUED EXPENSES             237,428

 TOTAL LIABILITIES                                            13,354,138

NET ASSETS                                                   $ 693,542,120

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                              $ 530,277,285

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME              (1,677)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
82,687,402

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES
80,579,110

NET ASSETS                                                   $ 693,542,120


CALCULATION OF MAXIMUM                                $26.16
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($6,372,188 (DIVIDED BY)
  243,616 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $27.61
 (100/94.75 OF $26.16)

 CLASS T:                                             $26.34
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($618,083,380 (DIVIDED BY)
  23,464,532 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $27.30
 (100/96.50 OF $26.34)

 CLASS B:                                             $25.99
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($59,044,451 (DIVIDED BY)
  2,271,997 SHARES) A

 INSTITUTIONAL CLASS:                                 $26.42
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($10,042,101 (DIVIDED BY) 380,086 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 NINE MONTHS ENDED JULY 31, 1997

INVESTMENT INCOME   $ 5,542,351
DIVIDENDS

INTEREST             1,315,949

 TOTAL INCOME        6,858,300

EXPENSES

MANAGEMENT FEE                                                     $ 3,146,193

TRANSFER AGENT FEES                                                 1,198,074

DISTRIBUTION FEES                                                   2,756,417

ACCOUNTING FEES AND EXPENSES                                        346,819

NON-INTERESTED TRUSTEES' COMPENSATION                               2,080

CUSTODIAN FEES AND EXPENSES                                         63,597

REPORTS TO SHAREHOLDERS                                             72,652

REGISTRATION FEES                                                   163,019

AUDIT33,666

LEGAL36,838

MISCELLANEOUS                                                       1,769

 TOTAL EXPENSES BEFORE REDUCTIONS                                   7,821,124

 EXPENSE REDUCTIONS                                                 (150,239)       7,670,885

NET INVESTMENT INCOME (LOSS)                                                        (812,585)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              83,726,354

 FOREIGN CURRENCY TRANSACTIONS                                      (4,906)         83,721,448

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              (11,240,968)

 ASSETS AND LIABILITIES IN                                          (4,455)         (11,245,423)
 FOREIGN CURRENCIES

NET GAIN (LOSS)      72,476,025

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $ 71,663,440


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   NINE MONTHS   YEAR ENDED
                                    ENDED         OCTOBER 31,
                                    JULY 31,      1996
                                    1997




OPERATIONS                                               $ (812,585)     $ (90,614)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                 83,721,448      49,754,317

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (11,245,423)    74,826,728

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
71,663,440      124,490,431

DISTRIBUTIONS TO SHAREHOLDERS                             (376,703)       -
FROM NET INVESTMENT INCOME

 IN EXCESS OF NET INVESTMENT INCOME                       (156,340)       -

 FROM NET REALIZED GAIN                                   (41,625,679)    (10,221,079)

 TOTAL DISTRIBUTIONS                                      (42,158,722)    (10,221,079)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              13,485,202      260,016,652

REDEMPTION FEES                                           60,962          -

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 43,050,882      374,286,004

NET ASSETS

 BEGINNING OF PERIOD                                      650,491,238     276,205,234

 END OF PERIOD (INCLUDING UNDER (OVER) DISTRIBUTION OF NET INVESTMENT INCOME OF $(1,677) AND $376,703, RESPECTIVELY)    $
693,542,120   $ 650,491,238



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            NINE MONTHS   YEAR ENDED
                            ENDED         OCTOBER 31,
                            JULY 31,

SELECTED PER-SHARE DATA D   1997          1996 G




NET ASSET VALUE, BEGINNING OF PERIOD                          $ 25.11       $ 23.65

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                  (.05)         .00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       2.81          1.46

 TOTAL FROM INVESTMENT OPERATIONS                              2.76          1.46

LESS DISTRIBUTIONS                                             (.10)         -
FROM NET INVESTMENT INCOME

 IN EXCESS OF NET INVESTMENT INCOME                            (.04)         -

 FROM NET REALIZED GAIN                                        (1.57)        -

 TOTAL DISTRIBUTIONS                                           (1.71)        -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                       -             -

NET ASSET VALUE, END OF PERIOD                                $ 26.16       $ 25.11

TOTAL RETURNB, C                                               11.45%        6.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 6,372       $ 1,609

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.71% A, E    1.66% A,
                 E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
 1.68% A, F    1.58% A,
                 F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.28)% A      (.01)% A

PORTFOLIO TURNOVER                                             116% A        137% A

AVERAGE COMMISSION RATE H                                     $ .0286       $ .0337

A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF

LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT

THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR
THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'

EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A
SHARES) TO OCTOBER 31, 1996. H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO

DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND
COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      NINE MONTHS   YEARS ENDED OCTOBER 31,
      ENDED
  JULY 31,




SELECTED PER-SHARE DATA                                            1997         1996        1995        1994 I      1993
  1992

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 25.12      $ 19.25     $ 17.56     $ 17.59     $ 13.88
  $ 14.11

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                       (.02) D      .00 D       (.05) D     (.11) D     .22
   (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            2.83         6.56        2.00        .76         4.91
   .79

 TOTAL FROM INVESTMENT OPERATIONS                                   2.81         6.56        1.95        .65         5.13
   .69

LESS DISTRIBUTIONS                                                  (.01)        -           -           -           -
   -
FROM NET INVESTMENT INCOME

 IN EXCESS OF NET INVESTMENT INCOME                                 (.01)        -           -           -           -
   -

 FROM NET REALIZED GAIN                                             (1.57)       (.69)       (.26)       (.68)       (1.42)
   (.92)

 TOTAL DISTRIBUTIONS                                                (1.59)       (.69)       (.26)       (.68)       (1.42)
   (.92)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                            -            -           -           -           -
   -

NET ASSET VALUE, END OF PERIOD                                     $ 26.34      $ 25.12     $ 19.25     $ 17.56     $ 17.59
  $ 13.88

TOTAL RETURN B, C                                                   11.62%       35.01%      11.40%      3.97%       41.05%
   5.97%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 618,083    $ 602,915   $ 272,979   $ 199,361   $ 40,309
 $ 7,087

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.47% A      1.59%       1.86%       2.10%       2.63%
   3.27%
                                  F                                  E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE               1.44% A,     1.56%       1.84%       2.07%       2.62%
   3.27%
REDUCTIONS                                                         G            G           G           G           G


RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (.12)% A     .00%        (.30)%      (.67)%      (1.18)%
  (1.22)%

PORTFOLIO TURNOVER                                                  116% A       137%        161%        125%        208%
   248%

AVERAGE COMMISSION RATE H                                          $ .0286      $ .0337


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF

LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. F FMR AGREED TO REIMBURSE A

PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF
THE
CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.

THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. I EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT

OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF
CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS
RELATED TO BOOK TO TAX DIFFERENCES.


FINANCIAL HIGHLIGHTS - CLASS B



        NINE MONTHS   YEARS ENDED
              ENDED         OCTOBER 31,
              JULY 31,

SELECTED PER-SHARE DATA D                                   1997          1996          1995 G

NET ASSET VALUE, BEGINNING OF PERIOD                        $ 24.88       $ 19.23       $ 18.87

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                (.12)         (.15)         (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                     2.80          6.49          .39

 TOTAL FROM INVESTMENT OPERATIONS                            2.68          6.34          .36

LESS DISTRIBUTIONS                                           (1.57)        (.69)         -
FROM NET REALIZED GAIN

REDEMPTION FEES ADDED TO PAID IN CAPITAL                     -             -             -

NET ASSET VALUE, END OF PERIOD                              $ 25.99       $ 24.88       $ 19.23

TOTAL RETURN B, C                                            11.19%        33.87%        1.91%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                     $ 59,044      $ 36,106      $ 2,508

RATIO OF EXPENSES TO AVERAGE NET ASSETS                      2.04% A       2.28%         2.23% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
2.02% A, F    2.24% F       2.21% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS  (.67)% A      (.68)%        (.67)% A

PORTFOLIO TURNOVER                                           116% A        137%          161% A

AVERAGE COMMISSION RATE H                                   $ .0286       $ .0337

A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR

PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.

WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. F FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995. H FOR FISCAL YEARS
BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR

SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      NINE MONTHS   YEARS ENDED
      ENDED         OCTOBER 31,
      JULY 31,




SELECTED PER-SHARE DATA D                                     1997          1996       1995 G

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 25.17       $ 19.27    $ 18.87

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                  .04           .04        (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       2.85          6.55       .41

 TOTAL FROM INVESTMENT OPERATIONS                              2.89          6.59       .40

LESS DISTRIBUTIONS                                             (.05)         -          -
FROM NET INVESTMENT INCOME

 IN EXCESS OF NET INVESTMENT INCOME                            (.02)         -          -

 FROM NET REALIZED GAIN                                        (1.57)        (.69)      -

 TOTAL DISTRIBUTIONS                                           (1.64)        (.69)      -

REDEMPTION FEES ADDED TO PAID IN CAPITAL                       -             -          -

NET ASSET VALUE, END OF PERIOD                                $ 26.42       $ 25.17    $ 19.27

TOTAL RETURN B, C                                              11.95%        35.13%     2.12%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 10,042      $ 9,860    $ 718

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.08% A       1.44%      1.68% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
 1.06% A, F    1.39% F    1.66% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    .24% A        .17%       (.13)% A

PORTFOLIO TURNOVER                                             116% A        137%       161% A

AVERAGE COMMISSION RATE H                                     $ .0286       $ .0337

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). D NET

INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED
TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO

WOULD HAVE BEEN HIGHER. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FOR THE PERIOD JULY 3, 1995

(COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995. H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER
1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE

CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JULY 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. On December 19, 1996, the Board of Trustees approved a change in the fiscal year-end of the fund to July
31. Accordingly, the financial statements of the fund are presented for the nine-month period ended July 31, 1997.The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A distributions under federal and state laws. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares purchased on or after March 1, 1997 and held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $572,087,967 and $609,163,786, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDIC          PORTION

CLASS A    $ 8,324       $ 8,324

CLASS T     2,378,291     2,378,291

CLASS B     369,802       92,450

           $ 2,756,417   $ 2,479,065

4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 136,219     $ 110,074

CLASS T     916,737       667,561

CLASS B     110,966       0
                         *

           $ 1,163,922   $ 777,635

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER    AMOUNT        % OF
                       AGENT                     AVERAGE
                                                 NET ASSETS

CLASS A                FIIOC  **   $ 10,285      .31% *

CLASS T ***            FIIOC  **    1,075,587    .23% *

CLASS B                FIIOC  **    98,562       .27% *

INSTITUTIONAL CLASS    FIIOC  **    13,640       .17% *

                                   $ 1,198,074

*  ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $216,812 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.75%         $ 10,423

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $133,362 under this arrangement.
In addition, FMR voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period the reimbursement reduced these expenses by $1,398.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,909 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
           TRANSFER
           AGENT
           INTEREST CREDITS

CLASS T    $ 147

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                              NINE MONTHS    YEAR ENDED
                              ENDED          OCTOBER 31,
                              JULY 31,       1997 A
                              1997

CLASS A

FROM NET INVESTMENT INCOME    $ 13,382       $ -

FROM NET REALIZED GAIN         150,076        -

TOTAL                         $ 163,458      $ -

CLASS T

FROM NET INVESTMENT INCOME    $ 488,121      $ -

FROM NET REALIZED GAIN         38,300,093     10,063,536

TOTAL                         $ 38,788,214   $ 10,063,536

CLASS B

FROM NET REALIZED GAIN        $ 2,464,412    $ 127,176

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 31,540       $ -

FROM NET REALIZED GAIN         711,098        30,367

TOTAL                         $ 742,638      $ 30,367

                              $ 42,158,722   $ 10,221,079

 A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 NINE MONTHS    YEAR ENDED     NINE MONTHS      YEAR ENDED
                                 ENDED          OCTOBER 31,    ENDED            OCTOBER 31,
                                 JULY 31,                      JULY 31,

                                 1997           1996 A         1997             1996 A

CLASS A                           209,436        68,176        $ 5,153,545      $ 1,669,719
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     6,590          -              161,464          -

SHARES REDEEMED                   (36,492)       (4,094)        (892,062)        (102,601)

NET INCREASE (DECREASE)           179,534        64,082        $ 4,422,947      $ 1,567,118

CLASS T                           7,500,800      16,012,851    $ 184,421,132    $ 364,247,050
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,447,428      462,106        35,664,618       9,214,395

SHARES REDEEMED                   (9,481,432)    (6,657,398)    (231,213,235)    (152,716,059)

NET INCREASE (DECREASE)           (533,204)      9,817,559     $ (11,127,485)   $ 220,745,386

CLASS B                           1,183,380      1,475,147     $ 28,872,353     $ 33,567,815
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     96,152         5,653          2,345,122        112,491

SHARES REDEEMED                   (458,573)      (160,185)      (10,907,231)     (3,677,194)

NET INCREASE (DECREASE)           820,959        1,320,615     $ 20,310,244     $ 30,003,112

INSTITUTIONAL CLASS               342,819        759,537       $ 8,550,867      $ 17,292,506
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     29,515         1,464          727,819          29,239

SHARES REDEEMED                   (384,020)      (406,499)      (9,399,190)      (9,620,709)

NET INCREASE (DECREASE)           (11,686)       354,502       $ (120,504)      $ 7,701,036


 A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 26,152

CLASS T                 100,940

CLASS B                 20,105

INSTITUTIONAL CLASS     15,822

                       $ 163,019

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor Natural Resources Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor Natural Resources Fund, including the schedule of portfolio investments, as of July 31, 1997, and the related statement of operations for the period then ended, the statements of changes in net assets for each of the periods indicated therein and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor Natural Resources Fund as of July 31, 1997, the results of its operations for the period then ended, the changes in its net assets for each of the periods indicated therein and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
September 12, 1997
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on June 18,
1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To approve an amended management contract for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE      17,838,235.074    90.902

AGAINST          467,374.520       2.382

ABSTAIN          1,317,959.317     6.716

TOTAL            19,623,568.911    100.000

PROPOSAL 2
To amend the fund's fundamental investment limitation concerning the concentration of its investments in a single industry.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE      12,718,493.325    83.072

AGAINST          925,615.216       6.046

ABSTAIN          1,666,027.370     10.882

TOTAL            15,310,135.911    100.000

BROKER NON-VOTES      4,313,433.000

PROPOSAL 3
To eliminate the fund's fundamental investment limitation concerning diversification and to change the fund's classification to a non-diversified fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE      12,552,771.151    81.990

AGAINST          1,001,672.363     6.542

ABSTAIN          1,755,692.397     11.468

TOTAL            15,310,135.911    100.000

BROKER NON-VOTES      4,313,433.000

PROPOSAL 4
To approve an agreement and plan of reorganization of the fund from a separate series of one Massachusetts business trust to another.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE      13,061,796.597    85.315

AGAINST          512,230.825       3.345

ABSTAIN          1,736,108.489     11.340

TOTAL            15,310,135.911    100.000

BROKER NON-VOTES      4,313,433.000

ADVISOR TECHNOLOGY FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
IMAHDR PRASUN   SHR__CHT 19970731 19970825 102437 S00000000000001
             FA TECHNOLOGY -CL I         S&P 500
             00202                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      11120.00                    10561.42
  1996/10/31      11230.00                    10852.70
  1996/11/30      12740.00                    11673.05
  1996/12/31      12478.92                    11441.81
  1997/01/31      13888.97                    12156.70
  1997/02/28      12932.15                    12252.00
  1997/03/31      12146.56                    11748.57
  1997/04/30      12871.72                    12449.96
  1997/05/31      14332.13                    13207.91
  1997/06/30      14473.13                    13799.63
  1997/07/31      16094.69                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970825 102438 R00000000000014
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                             LIFE OF
JULY 31, 1997                            FUND

TECHNOLOGY - INSTITUTIONAL CLASS         60.95%

S&P 500                                  48.98%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment would have grown to $16,095 - a 60.95% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                            % OF FUND'S
                                            INVESTMENTS

APPLIED MATERIALS, INC.                     10.1

COMPAQ COMPUTER CORP.                       7.0

TERADYNE, INC.                              5.0

NOKIA CORP. AB SPONSORED ADR                4.0

ADVANTEST CORP.                             3.8

ASCEND COMMUNICATIONS, INC.                 3.2

ASM LITHOGRAPHY HOLDING NV                  2.7

MICROSOFT CORP.                             2.1

ERICSSON (L.M.) TELEPHONE CO. CLASS B ADR   2.0

HELIX TECHNOLOGY CORP.                      1.8

TOP INDUSTRIES AS OF JULY 31, 1997
% OF FUND'S INVESTMENTS
TELEPHONE EQUIPMENT 12.2%
ELECTRONIC EQUIPMENT 11.7%
SEMICONDUCTOR CAPITAL
EQUIPMENT 11.2%
SEMICONDUCTORS 10.9%
MINI & MACRO COMPUTERS 7.4%
ALL OTHERS 46.6% *
ROW: 1, COL: 1, VALUE: 46.6
ROW: 1, COL: 2, VALUE: 7.4
ROW: 1, COL: 3, VALUE: 10.9
ROW: 1, COL: 4, VALUE: 11.2
ROW: 1, COL: 5, VALUE: 11.7
ROW: 1, COL: 6, VALUE: 12.2
* INCLUDES SHORT-TERM INVESTMENTS
ADVISOR TECHNOLOGY FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Adam Hetnarski, Portfolio Manager of Fidelity Advisor Technology Fund
Q. HOW DID THE FUND PERFORM, ADAM?
A. The fund has performed very well. From inception on September 3, 1996, through July 31, 1997, the fund's Institutional Class shares returned 60.95%. During the same period, the Standard & Poor's 500 Index returned 48.98%.
Q. WHAT HELPED THE FUND OUTPERFORM THE S&P 500?
A. Being invested in the right stocks at the right time paid off for the fund. For example, the fund was heavily overweighted in semiconductor capital equipment companies at the beginning of the year. These companies reported robust order and revenue growth throughout the first half of the year, which helped the fund's performance. Conversely, staying away from the wrong stocks at the right time also helped performance. For instance, the fund was underweighted in networking stocks when the companies in that sector imploded in March and April. By that I mean pricing pressures surfaced in the industry and many analysts cut first-quarter earnings estimates for several large networking companies. I anticipated problems in the industry, so the fund reduced its exposure to those stocks. Therefore, the fund didn't underperform when the market dipped during those months.
Q. HOW WOULD YOU DESCRIBE THE INVESTING ENVIRONMENT DURING THE PERIOD?
A. The stock market achieved unprecedented gains over the past 12 months, largely fueled by a narrow group of the larger-cap stocks in the S&P 500 Index. Several of the best-performing stocks in the index were technology stocks, including Microsoft, Compaq and Intel. The technology sector was very strong during the period, with the exception of suffering a correction from the end of January 1997 through the end of April. However, technology companies with strong business prospects rebounded sharply from that point through the end of July - recovering more ground than they had lost.
Q. APPLIED MATERIALS REPRESENTED 10% OF THE FUND'S HOLDINGS AT THE END OF THE PERIOD AND COMPAQ ACCOUNTED FOR ABOUT 7%. WHAT DID YOU FIND ATTRACTIVE ABOUT THESE STOCKS?
A. These companies are involved in different industries, but the story for both is the same: improving business prospects. Compaq's unit growth and margins continued to improve, along with return on assets and return on equity. The same holds true for Applied Materials, a semiconductor capital equipment company. Orders improved and, even in the trough of the cycle, the company generated net margins of more than 10%.
Q. WHAT WOULD YOU CHARACTERIZE AS THE BIGGEST DISAPPOINTMENT DURING
THE PERIOD?
A. I had the fund positioned too defensively late in the period because I thought the technology sector might underperform the broad market, especially after Intel missed quarterly sales expectations and warned that revenue in the September quarter would be flat compared to its previous quarter. Seagate Technologies and Western Digital also reported earnings that came in lower than analysts' estimates. In short, there was every indication that technology was going to be weak, and I positioned the fund accordingly. However, the technology market actually rallied dramatically in July, and the fund's positioning didn't allow it to reap all of the rewards of that upswing.
Q. WHAT'S YOUR OUTLOOK FOR THE TECHNOLOGY SECTOR OVER THE NEXT SIX
MONTHS?
A. It's hard to say, since so many technology stocks are trading close to peak valuations. In addition, it's difficult to predict PC unit growth going forward. Basically, I'm more cautious going into the next six to 12 months. However, technology represents about 12%-14% of the S&P 500 and it's growing faster than any other segment of the index. Technology companies also have better operating margins, return on equity and return on assets than most other segments. They are the beneficiaries of government, corporate and consumer spending as technological change becomes more of a driving force behind the growing global economy. Therefore, I think technology can outperform the broader market in the long run.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of July 31, 1997, more than
$73 million
MANAGER: Adam Hetnarski, since inception;
joined Fidelity in 1991
(checkmark)
ADVISOR TECHNOLOGY FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.5%
 SHARES VALUE (NOTE 1)
ADVERTISING - 0.4%
Lycos, Inc. (a)   14,800 $ 279,350
AEROSPACE & DEFENSE - 0.8%
AIRCRAFT EQUIPMENT - 0.4%
BE Aerospace, Inc. (a)  7,800  279,825
MISSILES & SPACE VEHICLES - 0.4%
GenCorp, Inc.   12,100  352,413
TOTAL AEROSPACE & DEFENSE   632,238
BROADCASTING - 0.2%
COMMUNICATIONS SERVICES - 0.1%
Smartalk Teleservices, Inc. (a)   3,900  69,225
RADIO BROADCASTING - 0.1%
American Radio Systems Corp. Class A  1,300  56,387
TOTAL BROADCASTING   125,612
BUILDING MATERIALS - 0.9%
FLAT GLASS - 0.9%
Toshiba Ceramics Co., Ltd.   53,000  643,101
COMMUNICATIONS EQUIPMENT - 13.6%
DATACOMMUNICATIONS EQUIPMENT - 0.9%
Aspect Telecommunications Corp. (a)  10,000  211,406
Level One Communications, Inc. (a)  2,200  93,500
Network General Corp. (a)  20,500  333,125
  638,031
TELEPHONE EQUIPMENT - 12.2%
Advanced Fibre Communication, Inc.  2,600  181,675
Andrew Corp. (a)  5,000  130,313
Ascend Communications, Inc. (a)   43,800  2,381,625
Boston Technology, Inc. (a)   3,500  92,969
Ciena Corp. (a)  11,000  617,375
Ericsson (L.M.) Telephone Co.
 Class B ADR  33,500  1,515,875
Lucent Technologies, Inc.   9,800  832,388
Matsushita Communication Industrial
 Co. Ltd.   6,000  250,769
Newbridge Networks Corp. (a)   1,000  52,125
Nokia Corp. AB sponsored ADR  35,000  2,996,875
  9,051,989
TELEPHONE INTERCONNECT SYSTEMS - 0.5%
Premisys Communications, Inc. (a)  19,000  389,203
TOTAL COMMUNICATIONS EQUIPMENT   10,079,223
COMPUTER SERVICES & SOFTWARE - 9.7%
COMPUTER RELATED SERVICES - 0.3%
RWD Technologies, Inc.   9,700  203,700
COMPUTER SERVICES - 3.2%
Cerner Corp. (a)  5,300  159,000
Computer Learning Centers, Inc. (a)  7,700  368,638
Diamond Multimedia Systems, Inc. (a)  29,000  259,188
Electronic Data Systems Corp.   27,300  1,180,725
HBO & Co.   2,906  224,852
Sync Research, Inc. (a)  10,200  45,900
Viasoft, Inc. (a)  2,000  121,000
  2,359,303
CAD/CAM/CAE - 0.1%
Advanced Communication Systems, Inc.   5,000  47,500
Synopsys, Inc. (a)  2,200  73,975
  121,475

 SHARES VALUE (NOTE 1)
DATA PROCESSING - 0.1%
Ceridian Corp. (a)   1,800 $ 78,750
ELECTRONIC INFORMATION RETRIEVAL - 0.0%
Galileo International, Inc.   200  5,275
PREPACKAGED COMPUTER SOFTWARE - 6.0%
Broderbund Software, Inc. (a)  13,700  297,119
Business Objects SA sponsored ADR (a)  6,900  46,575
Citrix Systems, Inc. (a)  3,200  151,600
Eagle Point Software Corp. (a)   27,200  92,650
Electronic Arts, Inc. (a)  16,207  542,935
GT Interactive Software, Inc. (a)   6,000  57,375
Informix Corp. (a)  16,600  187,788
Microsoft Corp. (a)   10,900  1,542,350
Midway Games, Inc. (a)   9,700  197,638
Scopus Technology, Inc.   8,000  231,000
Spectrum Holobyte, Inc. (a)   138,900  599,006
Systems & Computer Technology
 Corp. (a)  12,000  390,000
Vantive Corp. (a)  3,400  106,250
  4,442,286
TOTAL COMPUTER SERVICES & SOFTWARE   7,210,789
COMPUTERS & OFFICE EQUIPMENT - 11.4%
COMPUTER PERIPHERALS - 1.4%
Creative Technology Corp. Ltd.   9,500  193,563
EMC Corp. (a)  4,000  202,000
Fore Systems, Inc. (a)   27,800  446,538
Galileo Technology Ltd.   7,100  173,063
  1,015,164
GRAPHICS WORKSTATIONS - 1.5%
Silicon Graphics, Inc. (a)   46,000  1,150,000
MINI & MICRO COMPUTERS - 7.4%
Compaq Computer Corp. (a)   91,450  5,224,081
Digital Equipment Corp. (a)  6,700  275,956
  5,500,037
OFFICE AUTOMATION - 1.1%
Nam Tai Electronics, Inc.   23,000  621,000
Xerox Corp.   2,300  189,175
  810,175
TOTAL COMPUTERS & OFFICE EQUIPMENT   8,475,376
CONSUMER DURABLES - 0.8%
GLASS, PRESSED OR BLOWN - 0.7%
Corning, Inc.   8,500  525,406
MANUFACTURING INDUSTRIES - 0.1%
Minnesota Mining & Manufacturing Co.   800  75,800
TOTAL CONSUMER DURABLES   601,206
CREDIT & OTHER FINANCE - 0.5%
FINANCIAL SERVICES - 0.1%
American Express Co.   1,200  100,500
MORTGAGE BANKERS - 0.2%
New Century Financial Corp.   8,500  155,125
PERSONAL CREDIT INSTITUTIONS - 0.2%
Associates First Capital Corp.   1,900  125,281
TOTAL CREDIT & OTHER FINANCE   380,906
DEFENSE ELECTRONICS - 1.6%
Raytheon Co.   21,800  1,218,075
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DRUGS & PHARMACEUTICALS - 0.7%
COMMERCIAL LABORATORY RESEARCH - 0.1%
BioReliance Corp.   100 $ 1,788
Millennium Pharmaceuticals, Inc. (a)   5,400  78,975
  80,763
DRUGS - 0.5%
Barr Laboratories, Inc. (a)  7,650  344,250
PHARMACEUTICAL PREPARATIONS - 0.1%
Guilford Pharmaceuticals, Inc. (a)   5,050  112,047
TOTAL DRUGS & PHARMACEUTICALS   537,060
ELECTRICAL EQUIPMENT - 1.1%
TV & RADIO COMMUNICATION EQUIPMENT - 1.1%
Corsair Communications, Inc.   100  1,981
Spectrian Corp. (a)  18,200  828,100
  830,081
ELECTRONIC INSTRUMENTS - 23.6%
ELECTRONIC EQUIPMENT - 11.7%
Advantest Corp.   30,700  2,845,587
Cohu, Inc.   4,400  184,800
Credence Systems Corp. (a)   6,700  227,800
Helix Technology Corp.   26,200  1,318,188
LTX Corp. (a)  43,400  309,225
ORBIT/FR, Inc.   9,300  108,113
Teradyne, Inc. (a)   79,600  3,721,300
  8,715,013
LAB & RESEARCH EQUIPMENT - 0.7%
Newport Corp.   3,900  50,213
Tokyo Seimitsu Co. Ltd.   16,000  446,261
  496,474
SEMICONDUCTOR CAPITAL EQUIPMENT - 11.2%
Applied Materials, Inc. (a)  81,900  7,524,563
KLA-Tencor Corp. (a)  7,700  466,331
Silicon Valley Group, Inc. (a)   10,100  313,100
  8,303,994
TOTAL ELECTRONIC INSTRUMENTS   17,515,481
ELECTRONICS - 13.4%
ELECTRONIC PARTS - WHOLESALE - 0.3%
Audiovox Corp. Class A (a)  30,800  240,625
ELECTRONICS & ELECTRONIC COMPONENTS - 1.2%
Advanced Energy Industries, Inc. (a)   16,700  417,500
Kyocera Corp.   5,000  429,745
  847,245
PRINTED CIRCUIT BOARDS - 1.0%
DII Group, Inc. (a)  14,300  732,875
SEMICONDUCTORS - 10.9%
Alliance Semiconductor Corp. (a)  8,500  123,781
CFM Technologies, Inc. (a)  3,300  85,800
Electroglas, Inc. (a)  24,000  759,000
Integrated Circuit Systems, Inc. (a)   13,100  345,513
Integrated Device Technology, Inc. (a)  11,300  153,256
Intel Corp.   1,200  110,175
Intel Corp. warrants 3/14/98 (a)  13,500  961,031
Lattice Semiconductor Corp. (a)   8,900  599,638
Micrel, Inc. (a)  1,100  72,188
OnTrak Systems, Inc. (a)  23,900  1,045,625

 SHARES VALUE (NOTE 1)
PMC-Sierra, Inc. (a)  9,600 $ 314,400
Quality Semiconductor, Inc. (a)  35,000  463,750
RF Micro Devices, Inc.   12,700  214,313
Texas Instruments, Inc.   10,100  1,161,500
Tokyo Electron Ltd.   18,000  1,110,259
Vitesse Semiconductor Corp. (a)  12,200  590,175
  8,110,404
TOTAL ELECTRONICS   9,931,149
ENERGY SERVICES - 1.7%
DRILLING - 1.3%
Cliffs Drilling Co. (a)   12,100  633,738
Falcon Drilling, Inc. (a)  12,200  352,275
  986,013
OIL & GAS SERVICES - 0.4%
Schlumberger Ltd.   3,400  259,675
TOTAL ENERGY SERVICES   1,245,688
HOUSEHOLD PRODUCTS - 0.4%
SOAPS & DETERGENTS - 0.4%
Procter & Gamble Co.   2,100  319,463
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ACCESS & MEASURING CUTTING TOOLS - 0.1%
Stanley Works  1,800  81,563
FARM MACHINERY & EQUIPMENT - 0.4%
Case Corp.   4,600  287,213
GENERAL INDUSTRIAL MACHINERY - 1.0%
Tyco International Ltd.  8,894  720,414
SPECIAL INDUSTRIAL MACHINERY - 2.8%
ASM Lithography Holding NV  24,500  1,984,500
Asyst Technologies, Inc. (a)   2,500  134,375
  2,118,875
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,208,065
LEASING & RENTAL - 0.1%
EQUIPMENT RENTAL & LEASING - 0.1%
Alrenco, Inc. (a)  3,100  45,338
Rent-Way, Inc. (a)  3,300  49,088
  94,426
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
MEDICAL SUPPLIES & APPLIANCES - 0.0%
Proteon, Inc. (a)  4,100  7,559
METALS & MINING - 1.2%
METAL MINING - 0.4%
Phelps Dodge Corp.   3,400  289,213
NONFERROUS WIRE - 0.8%
AFC Cable Systems, Inc. (a)  20,000  572,500
TOTAL METALS & MINING   861,713
OIL & GAS - 0.2%
PETROLEUM REFINERS - 0.2%
British Petroleum PLC ADR  1,600  131,900
PAPER & FOREST PRODUCTS - 0.7%
ENVELOPES - 0.2%
Mail-Well, Inc. (a)  4,250  138,656
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PAPER & FOREST PRODUCTS - CONTINUED
PAPER - 0.5%
Champion International Corp.   6,200 $ 384,400
TOTAL PAPER & FOREST PRODUCTS   523,056
PRECIOUS METALS - 0.4%
GOLD ORES - 0.4%
Newmont Mining Corp.   6,600  272,250
RAILROADS - 0.5%
Kansas City Southern Industries, Inc.   4,700  354,250
RESTAURANTS - 0.6%
Brinker International, Inc. (a)  11,000  172,563
Starbucks Corp. (a)  6,200  253,813
  426,376
RETAIL & WHOLESALE, MISCELLANEOUS - 2.5%
MAIL ORDER - 0.9%
Viking Office Products, Inc. (a)  32,600  654,038
STATIONERY & OFFICE SUPPLIES -
 WHOLESALE - 1.6%
Corporate Express, Inc.   34,000  510,000
IKON Office Solutions, Inc.   25,100  732,606
  1,242,606
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   1,896,644
SERVICES - 2.3%
BUSINESS CONSULTING SERVICES - 0.3%
Learning Tree International, Inc. (a)   4,600  187,450
BUSINESS SERVICES - 0.3%
Sitel Corp. (a)  1,900  28,500
Snyder Communications, Inc. (a)   5,500  170,500
  199,000
MANAGEMENT CONSULTING SERVICES - 0.4%
Hagler Bailly, Inc.   15,500  311,938
MANAGEMENT SERVICES - 1.0%
Maximus, Inc. (a)  32,400  749,250
PERSONNEL SUPPLY SERVICES - 0.3%
AccuStaff, Inc. (a)  5,200  141,700
Computer Horizons Corp. (a)  2,850  114,000
  255,700
TOTAL SERVICES   1,703,338
TELEPHONE SERVICES - 1.0%
Brooks Fiber Properties, Inc. (a)  8,000  301,000
Teleport Communications Group, Inc.
 Class A (a)  10,400  409,500
  710,500
TOBACCO - 0.9%
TOBACCO MANUFACTURERS - 0.9%
Philip Morris Companies, Inc.   14,600  658,825
TOTAL COMMON STOCKS
 (Cost $61,249,892)   70,873,700
CASH EQUIVALENTS - 4.5%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $3,343,382)  3,343,382 $ 3,343,382
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $64,593,274)  $ 74,217,082
LEGEND
1.  Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   81.6%
Japan   7.7
Finland   4.0
Netherlands   3.0
Sweden   2.0
Others (individually less than 1%)   1.7
TOTAL   100.0%
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $64,906,755. Net unrealized appreciation aggregated $9,310,327, of which $10,084,674 related to appreciated investment securities and $774,347 related to depreciated investment securities.
The fund hereby designates approximately $186,000 as a capital gain dividend for the purpose of the dividend paid deduction.
A total of 2%, 2%, and 1% of Class A's, Class T's and Institutional Class' dividend distributions during the fiscal year qualifies for the dividend-received deduction for corporate shareholders (unaudited). The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
ADVISOR TECHNOLOGY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                            $ 74,217,082
(COST $64,593,274) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                1,219,017

RECEIVABLE FOR FUND SHARES SOLD                                                989,416

DIVIDENDS RECEIVABLE                                                           20,690

INTEREST RECEIVABLE                                                            49,108

PREPAID EXPENSES11,034

 TOTAL ASSETS   76,506,347

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                               $ 2,607,331

PAYABLE FOR FUND SHARES REDEEMED                                 147,838

ACCRUED MANAGEMENT FEE                                           25,095

DISTRIBUTION FEES PAYABLE                                        26,564

OTHER PAYABLES AND ACCRUED EXPENSES                              60,844

 TOTAL LIABILITIES                                                             2,867,672

NET ASSETS     $ 73,638,675

NET ASSETS CONSIST OF:

PAID IN CAPITAL$ 59,642,923

ACCUMULATED NET REALIZED                                                       4,371,982
GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      9,623,770
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS     $ 73,638,675


CALCULATION OF MAXIMUM                                $15.96
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($7,312,548 (DIVIDED BY)
  458,061 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $16.84
 (100/94.75 OF $15.96)

 CLASS T:                                             $15.91
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($57,623,799 (DIVIDED BY)
  3,622,892 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $16.49
 (100/96.50 OF $15.91)

 CLASS B:                                             $15.88
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($5,104,587 (DIVIDED BY)
  321,360 SHARES) A

 INSTITUTIONAL CLASS:                                 $15.98
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($3,597,741 (DIVIDED BY) 225,171 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997

INVESTMENT INCOME $ 68,365
DIVIDENDS

INTEREST           206,358

 TOTAL INCOME      274,723

EXPENSES

MANAGEMENT FEE                                                      $ 174,663

TRANSFER AGENT FEES                                                  85,124

DISTRIBUTION FEES                                                    134,619

ACCOUNTING FEES AND EXPENSES                                         55,209

NON-INTERESTED TRUSTEES' COMPENSATION                                91

CUSTODIAN FEES AND EXPENSES                                          21,899

REGISTRATION FEES                                                    114,626

AUDIT 20,131

LEGAL 1,001

MISCELLANEOUS                                                        6,369

 TOTAL EXPENSES BEFORE REDUCTIONS                                    613,732

 EXPENSE REDUCTIONS                                                  (74,630)     539,102

NET INVESTMENT INCOME (LOSS)                                                      (264,379)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                               4,756,467

 FOREIGN CURRENCY TRANSACTIONS                                       (327)        4,756,140

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                               9,623,808

 ASSETS AND LIABILITIES IN                                           (38)         9,623,770
 FOREIGN CURRENCIES

NET GAIN (LOSS)    14,379,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 14,115,531


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JULY 31,
                                    1997


OPERATIONS                                                          $ (264,379)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                            4,756,140

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                9,623,770

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     14,115,531

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS                (119,780)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                         59,627,327

REDEMPTION FEES                                                      15,597

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            73,638,675

NET ASSETS

 BEGINNING OF PERIOD                                                 -

 END OF PERIOD                                                      $ 73,638,675



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 H




NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                               (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                    6.13

 TOTAL FROM INVESTMENT OPERATIONS                           6.03

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                     (.08)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                    .01

NET ASSET VALUE, END OF PERIOD                             $ 15.96

TOTAL RETURN B, C                                           60.62%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                    $ 7,313

RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.75% A,
E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
1.70% A,
F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (.79)% A

PORTFOLIO TURNOVER                                          517% A

AVERAGE COMMISSION RATE G                                  $ .0415

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS

REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE
FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES

(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON

THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. H FOR THE
PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.



FINANCIAL HIGHLIGHTS - CLASS T
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 G




NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                   (.11)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        6.09

 TOTAL FROM INVESTMENT OPERATIONS                               5.98

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                         (.08)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                        .01

NET ASSET VALUE, END OF PERIOD                                 $ 15.91

TOTAL RETURN B, C                                               60.12%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 57,624

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         1.92% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS1.87% A,
    E

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.93)% A

PORTFOLIO TURNOVER                                              517% A

AVERAGE COMMISSION RATE F                                      $ .0415

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID

OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD

TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER. G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31,

1997.


FINANCIAL HIGHLIGHTS - CLASS B
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 H




NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.88

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                  (.08)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       3.08

 TOTAL FROM INVESTMENT OPERATIONS                              3.00

REDEMPTION FEES ADDED TO PAID IN CAPITAL                       -

NET ASSET VALUE, END OF PERIOD                                $ 15.88

TOTAL RETURN B, C                                              23.29%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 5,105

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.50% A,
   E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
 2.45% A,
   F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (1.41)% A

PORTFOLIO TURNOVER                                             517% A

AVERAGE COMMISSION RATE G                                     $ .0415

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR

PERIODS OF LESS THAN ONE YEAR IS NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.

WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE

CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND

DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER. H FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 H




NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                               (.06)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                    6.12

 TOTAL FROM INVESTMENT OPERATIONS                           6.06

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                     (.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                    .01

NET ASSET VALUE, END OF PERIOD                             $ 15.98

TOTAL RETURN B, C                                           60.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                    $ 3,598

RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.50% A,
E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
1.44% A,
F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (.50)% A

PORTFOLIO TURNOVER                                          517% A

AVERAGE COMMISSION RATE G                                  $ .0415

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR
AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE

RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN

VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. H FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JULY 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $201,318,715 and $144,825,290, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 8,224     $ 8,224

CLASS T     117,376     117,376

CLASS B     9,019       2,257

           $ 134,619   $ 127,857

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 137,804   $ 104,769

CLASS T     326,277     235,448

CLASS B     1,501       0
                       *

           $ 465,582   $ 340,217

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER    AMOUNT     % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC  **   $ 10,888   .33% *

CLASS T ***            FIIOC  **    67,907    .29% *

CLASS B                FIIOC  **    3,476     .38% *

INSTITUTIONAL CLASS    FIIOC  **    2,853     .20% *

                                   $ 85,124

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
 HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE
 SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $22,843 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 26,420

CLASS B                2.50%          10,493

CLASS T                2.00%          -

INSTITUTIONAL CLASS    1.50%          24,996

                                     $ 61,909

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $12,267 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $454 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                          YEAR ENDED
                          JULY 31,

CLASS A                   1997 A

FROM NET REALIZED GAIN    $ 16,754

CLASS T

FROM NET REALIZED GAIN     94,078

INSTITUTIONAL CLASS

FROM NET REALIZED GAIN     8,948

TOTAL                     $ 119,780

 A DISTRIBUTIONS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES       DOLLARS

                                 YEAR ENDED   YEAR ENDED
                                 JULY 31,     JULY 31,

                                 1997 A, B    1997 A, B

CLASS A                           504,366     $ 6,388,175
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,197        15,029

SHARES REDEEMED                   (47,502)     (617,865)

NET INCREASE (DECREASE)           458,061     $ 5,785,339

CLASS T                           4,187,137   $ 54,310,830
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     7,154        89,642

SHARES REDEEMED                   (571,399)    (7,714,355)

NET INCREASE (DECREASE)           3,622,892   $ 46,686,117

CLASS B                           352,887     $ 4,850,934
SHARES SOLD

SHARES REDEEMED                   (31,527)     (463,394)

NET INCREASE (DECREASE)           321,360     $ 4,387,540

INSTITUTIONAL CLASS               229,260     $ 2,822,866
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     714          8,948

SHARES REDEEMED                   (4,803)      (63,483)

NET INCREASE (DECREASE)           225,171     $ 2,768,331

 A SHARE TRANSACTIONS FOR CLASS A, CLASS T AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
 A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 32,274

CLASS T                 40,552

CLASS B                 13,256

INSTITUTIONAL CLASS     28,544

                       $ 114,626

ADVISOR UTILITIES GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
IMAHDR PRASUN   SHR__CHT 19970731 19970814 164803 S00000000000001
             FA UTILITIES GROWTH -CL I   S&P 500
             00206                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10160.00                    10561.42
  1996/10/31      10780.00                    10852.70
  1996/11/30      11360.00                    11673.05
  1996/12/31      11524.62                    11441.81
  1997/01/31      11848.98                    12156.70
  1997/02/28      12021.29                    12252.00
  1997/03/31      11413.13                    11748.57
  1997/04/30      11808.43                    12449.96
  1997/05/31      12558.50                    13207.91
  1997/06/30      12953.80                    13799.63
  1997/07/31      13268.01                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970814 164805 R00000000000014
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                                   LIFE OF
JULY 31, 1997                                  FUND

UTILITIES GROWTH - INSTITUTIONAL CLASS         32.68%

S&P 500                                        48.98%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Institutional Class' returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment would have grown to $13,268 - a 32.68% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

WORLDCOM, INC.                  9.6

SBC COMMUNICATIONS, INC.        7.6

SPRINT CORP.                    5.6

BELLSOUTH CORP.                 4.7

AIRTOUCH COMMUNICATIONS, INC.   4.6

AMERITECH CORP.                 4.5

AES CORP.                       4.0

NYNEX CORP.                     3.9

GTE CORP.                       3.6

MCI COMMUNICATIONS CORP.        3.6

TOP INDUSTRIES AS OF JULY 31, 1997
% OF FUND'S INVESTMENTS
TELEPHONE SERVICES 54.5%
ELECTRIC POWER 8.6%
GAS DISTRIBUTION 7.5%
GAS TRANSMISSION
& DISTRIBUTION 7.2%
CELLULAR & COMMUNICATION
SERVICES 5.2%
ALL OTHERS 17.0% *
ROW: 1, COL: 1, VALUE: 17.0
ROW: 1, COL: 2, VALUE: 5.2
ROW: 1, COL: 3, VALUE: 7.2
ROW: 1, COL: 4, VALUE: 7.5
ROW: 1, COL: 5, VALUE: 8.6
ROW: 1, COL: 6, VALUE: 54.5
* INCLUDES SHORT-TERM INVESTMENTS
ADVISOR UTILITIES GROWTH FUND
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: On August 18, 1997, Nick Thakore (right) became Portfolio Manager of Fidelity Advisor Utilities Growth Fund. The following is an interview with John Muresianu (left), who managed the fund during the period covered by this report, with comments from Nick Thakore on his outlook.
Q. JOHN, HOW DID THE FUND PERFORM?
J.M. From its inception on September 3, 1996, the fund's Institutional shares returned 32.68%. During the same time period, the Standard & Poor's 500 Index posted a return of 48.98%.
Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
J.M. The sector underperformed the broad market because investors continued to be concerned about how ongoing deregulation would affect utilities companies, especially in the telephone and electric industries. Overall, though, the fund benefited from two factors. First, it had a solid concentration in telephone and gas utility stocks. Over the course of the past six months, telephone utility stocks performed the best among the three industries, with gas stocks performing second best and electric utility stocks lagging the other two industries. Second, the fund's stock selection within each of the industries proved to have a positive effect on performance as well.
Q. WHAT HELPED TELEPHONE STOCKS PERFORM THE BEST AMONG THE
UTILITY SECTOR?
J.M. In general, telephone companies posted the best earnings growth - and stock prices generally follow earnings - even though there was some concern about future competition due to deregulation. Gas companies, on the other hand, after performing quite well in 1995 and 1996, were hurt by weaker-than-expected natural gas prices due to unexpectedly mild weather. Nevertheless, the price of natural gas did not fall to levels that would have caused major problems, and the expectation of industry consolidation helped sustain stock prices somewhat. Stocks in the electric utility industry were stalled by three factors. First, these stocks tend to trade in concert with bonds; because of an uncertain interest-rate backdrop, the bond market proved to be fairly volatile, and that affected electric utility stocks. Second, operating costs have increased for most electric utilities with nuclear power plants as a result of pressure from the Nuclear Regulatory Commission. Finally, earnings suffered due to the mild weather over the period.
Q. ELECTRIC UTILITY STOCKS LAGGED THE PHONE AND GAS UTILITIES, YET YOU INCREASED THE FUND'S INVESTMENTS IN THE ELECTRICS. WHY WAS THAT?
J.M. In my judgment, selected electric utility stocks were oversold and became too cheap to ignore. I took profits by selling stocks in other areas to replace them with a higher weighting in these attractive electric stocks.
Q. WHAT WERE SOME OF THE FUND'S STRONGER-PERFORMING STOCKS OVER THE PERIOD? WHAT WERE THE DISAPPOINTMENTS?
J.M. WorldCom was one of the fund's top performers. It posted very strong earnings growth as it consistently beat expectations. AirTouch Communications also proved to be a positive contributor, turning around its earnings more than the market expected. It was helped by strong domestic and international subscriber additions for its wireless communications services. Sprint also did well, as many investors anticipated that the company would be acquired. On the minus side, Enron was hurt by declining natural gas prices and disappointing earnings from its pipeline, trading and international power operations. Sonat also disappointed, as it is one of the gas companies most sensitive to changes in natural gas prices.
Q. TURNING TO YOU, NICK, WHAT'S YOUR OUTLOOK?
N.T. Deregulation - in all of the utilities industries, but especially in the telephones - should lead to tremendous changes in the competitive landscape. My goal will be to find the companies that will be the net beneficiaries of this competition and that show superior earnings growth relative to their group. In the past, there hasn't been much of a difference among many of the stocks in the sector, but we're entering an era where the differences should become much more dramatic. With the sector going through such significant changes, it will be important to differentiate between the winners and the losers. There are two main themes I intend to pursue. First, I'll focus on newer companies because I believe existing companies with a large market share will be more vulnerable to the effects of deregulation than new entrants. Second, I'll look for those companies that are likely to be acquired in what should be a consolidating industry.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of July 31, 1997, more than
$11 million
MANAGER: Nick Thakore, since August 1997;
joined Fidelity in 1993
(checkmark)
ADVISOR UTILITIES GROWTH FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.2%
 SHARES VALUE (NOTE 1)
BROADCASTING - 0.0%
CABLE TV OPERATORS - 0.0%
TCI Satellite Entertainment, Inc.
 Class A (a)  10 $ 68
TCI Group Class A  200  3,425
  3,493
CELLULAR - 5.2%
CELLULAR & COMMUNICATION SERVICES - 5.2%
AirTouch Communications, Inc. (a)   16,700  550,056
Cellnet Data Systems, Inc. (a)  1,100  13,613
Telephone & Data Systems, Inc.   400  15,341
Vodafone Group PLC sponsored ADR  700  35,350
  614,360
COAL - 0.3%
MAPCO, Inc.   1,000  30,938
COMMUNICATIONS EQUIPMENT - 1.7%
TELEPHONE EQUIPMENT - 1.7%
Lucent Technologies, Inc.   2,456  208,607
COMPUTER SERVICES & SOFTWARE - 0.1%
DATA PROCESSING - 0.1%
NCR Corp. (a)   487  15,614
ELECTRIC UTILITY - 11.5%
ELECTRIC & OTHER SERVICES - 2.9%
DPL, Inc.   1,500  36,938
Enova Corp.   1,300  31,525
Hidroelectrica de Cantabrico SA  100  3,934
IES Industries, Inc.   500  15,313
LG&E Energy Corp.   400  8,725
Montana Power Co.   1,400  33,163
NIPSCO Industries, Inc.   1,200  50,550
PECO Energy Co.   1,400  32,900
PacifiCorp.   2,000  44,625
Public Service Co. of New Mexico  1,500  27,750
Rochester Gas & Electric Corp.   400  9,700
Sierra Pacific Resources  200  6,388
Utilicorp United, Inc.   200  5,963
Veba AG Ord.   700  40,441
  347,915
ELECTRIC POWER - 8.6%
AES Corp. (a)  6,000  474,000
American Electric Power Co., Inc.   700  31,325
Baycorp Holdings Ltd. (a)   100  800
Boston Edison Co.   500  14,063
Central & South West Corp.   1,800  36,113
Central Louisiana Electric Co., Inc.   1,700  45,688
DQE, Inc.   1,300  41,031
Duke Power Co.   5,394  273,408
Entergy Corp.   700  19,119
Kansas City Power & Light Co.   400  11,800
Pinnacle West Capital Corp.   1,100  34,719
Southern Co.   900  19,744
TECO Energy, Inc.   300  7,613
United Illuminating Co.   400  13,825
  1,023,248
TOTAL ELECTRIC UTILITY   1,371,163

 SHARES VALUE (NOTE 1)
GAS - 20.6%
GAS & OTHER SERVICES - 1.0%
MDU Resources Group, Inc.   2,300 $ 54,625
UGI Corp.   2,000  49,250
Western Resources, Inc.   300  10,388
  114,263
GAS DISTRIBUTION - 7.5%
Eastern Enterprises Co.   3,100  111,019
Energen Corp.   1,600  58,000
K N Energy, Inc.   2,900  121,800
MCN Corp.   9,200  291,525
NUI Corp.   800  18,400
National Fuel Gas Co.   400  17,000
New Jersey Resources Corp.   400  12,650
NICOR, Inc.   800  29,300
Northwest Natural Gas Co.   200  5,200
Pacific Enterprises  6,000  200,625
Peoples Energy Corp.   400  15,350
WICOR, Inc.   500  20,063
  900,932
GAS TRANSMISSION - 4.9%
Enron Corp.   4,979  188,891
ONEOK, Inc.   1,400  49,000
Sonat, Inc.   3,900  194,513
USX-Delhi Group  300  3,769
Williams Companies, Inc.   3,200  146,400
  582,573
GAS TRANSMISSION & DISTRIBUTION - 7.2%
Bay State Gas Co.   600  16,275
Columbia Gas System, Inc. (The)  3,100  213,125
Consolidated Natural Gas Co.   800  46,300
ENSERCH Corp.   8,400  186,900
Equitable Resources, Inc.   800  23,850
Noram Energy Corp.   3,700  59,200
Questar Corp.   5,500  225,156
Tejas Gas Corp. (a)   1,700  75,544
Yankee Energy System, Inc.   700  16,800
  863,150
TOTAL GAS   2,460,918
HOLDING COMPANIES - 0.6%
CINergy Corp.   2,000  67,250
INDEPENDENT POWER - 0.0%
STEAM SUPPLY - 0.0%
Bonneville Pacific Corp. (a)  300  675
OIL & GAS - 2.7%
CRUDE PETROLEUM & GAS - 0.1%
Occidental Petroleum Corp.   500  12,531
PETROLEUM REFINERS - 2.6%
Coastal Corp. (The)  5,600  304,500
TOTAL OIL & GAS   317,031
TELEPHONE SERVICES - 54.5%
AT&T Corp.   7,200  265,050
ALLTEL Corp.   300  9,863
Ameritech Corp.   7,900  532,756
BCE, Inc.   2,500  76,087
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - CONTINUED
Bell Atlantic Corp.   5,400 $ 391,838
BellSouth Corp.   11,800  559,025
Cincinnati Bell, Inc.   2,200  66,000
GTE Corp.   9,300  432,450
MCI Communications Corp.   12,000  423,750
NYNEX Corp.   8,300  460,131
Qwest Communications International, Inc.   100  3,113
SBC Communications, Inc.   15,247  902,432
Sprint Corp.   13,500  668,250
U.S. WEST Communications Group  9,900  361,969
U.S. WEST Media Group (a)  9,100  200,769
WorldCom, Inc. (a)   32,750  1,144,203
  6,497,686
TOTAL COMMON STOCKS
 (Cost $10,135,582)   11,587,735
CONVERTIBLE PREFERRED STOCKS - 0.1%
ELECTRIC UTILITY - 0.1%
COMBINATION UTILITIES - 0.1%
Citizens Utilities Trust $2.50
 (Cost $19,495)  400  17,375
CASH EQUIVALENTS - 2.7%
Taxable Central Cash Fund (b)
 (Cost $319,350)  319,350  319,350
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $10,474,427)  $ 11,924,460
LEGEND
1.  Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $10,474,427. Net unrealized appreciation aggregated $1,450,033, of which $1,523,569 related to appreciated investment securities and $73,536 related to depreciated investment securities.
The fund hereby designates approximately $8,000 as a capital gain dividend for the purpose of the dividend paid deduction.
A total of 40%, 40%, and 37% of Class A's, Class T's and Institutional Class' dividend distributions during the fiscal year qualifies for the dividend-received deduction for corporate shareholders (unaudited). The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
ADVISOR UTILITIES GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                $ 11,924,460
(COST $10,474,427) - SEE ACCOMPANYING SCHEDULE

CASH                                               1,606

RECEIVABLE FOR INVESTMENTS SOLD                    7,550

RECEIVABLE FOR FUND SHARES SOLD                    7,627

DIVIDENDS RECEIVABLE                               36,688

INTEREST RECEIVABLE                                2,107

PREPAID EXPENSES                                   11,042

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                                         11,314


 TOTAL ASSETS                                      12,002,394

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED       $ 4,700

PAYABLE FOR FUND SHARES REDEEMED         58,103

DISTRIBUTION FEES PAYABLE                4,377

OTHER PAYABLES AND ACCRUED EXPENSES      34,056

 TOTAL LIABILITIES                                 101,236

NET ASSETS                                        $ 11,901,158

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                   $ 10,326,328

UNDISTRIBUTED NET INVESTMENT INCOME                38,999

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS               85,809


NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                         1,450,022

AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                        $ 11,901,158


CALCULATION OF MAXIMUM                               $13.07
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($530,974 (DIVIDED BY)
  40,614 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $13.79
 (100/94.75 OF $13.07)

 CLASS T:                                            $13.03
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($7,085,134 (DIVIDED BY)
  543,698 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $13.50
 (100/96.50 OF $13.03)

 CLASS B:                                            $13.01
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($2,038,758 (DIVIDED BY)
  156,704 SHARES) A

 INSTITUTIONAL CLASS:                                $13.09
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($2,246,292 (DIVIDED BY) 171,631 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997

INVESTMENT INCOME $ 142,376
DIVIDENDS

INTEREST           16,865

 TOTAL INCOME      159,241

EXPENSES

MANAGEMENT FEE                                                      $ 34,303

TRANSFER AGENT FEES                                                  16,704

DISTRIBUTION FEES                                                    21,382

ACCOUNTING FEES AND EXPENSES                                         55,003

NON-INTERESTED TRUSTEES' COMPENSATION                                17

CUSTODIAN FEES AND EXPENSES                                          9,234

REGISTRATION FEES                                                    99,333

AUDIT 20,040

LEGAL 704

MISCELLANEOUS                                                        786

 TOTAL EXPENSES BEFORE REDUCTIONS                                    257,506

 EXPENSE REDUCTIONS                                                  (150,700)    106,806

NET INVESTMENT INCOME                                                             52,435

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                               129,489

 FOREIGN CURRENCY TRANSACTIONS                                       10           129,499

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                               1,450,033

 ASSETS AND LIABILITIES IN                                           (11)         1,450,022
 FOREIGN CURRENCIES

NET GAIN (LOSS)    1,579,521

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 1,631,956


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JULY 31,
                                    1997


OPERATIONS    $ 52,435
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                     129,499

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                         1,450,022

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              1,631,956

DISTRIBUTIONS TO SHAREHOLDERS                                                 (13,446)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                       (43,681)

 TOTAL DISTRIBUTIONS                                                          (57,127)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                  10,325,481

REDEMPTION FEES848

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     11,901,158

NET ASSETS

 BEGINNING OF PERIOD                                                          -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $38,999)    $ 11,901,158



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 G




NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                        .12

 NET REALIZED AND UNREALIZED GAIN (LOSS)                      3.09

 TOTAL FROM INVESTMENT OPERATIONS                             3.21

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                   (.03)

 FROM NET REALIZED GAIN                                       (.11)

 TOTAL DISTRIBUTIONS                                          (.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                      -

NET ASSET VALUE, END OF PERIOD                               $ 13.07

TOTAL RETURN B, C                                             32.36%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 531

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       1.75% A,
  E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          1.09% A

PORTFOLIO TURNOVER                                            13% A

AVERAGE COMMISSION RATE F                                    $ .0162

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS

REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT

MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A

SHARES) TO JULY 31, 1997.


FINANCIAL HIGHLIGHTS - CLASS T
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 G




NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                        .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                      3.09

 TOTAL FROM INVESTMENT OPERATIONS                             3.17

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                   (.03)

 FROM NET REALIZED GAIN                                       (.11)

 TOTAL DISTRIBUTIONS                                          (.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                      -

NET ASSET VALUE, END OF PERIOD                               $ 13.03

TOTAL RETURN B, C                                             31.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 7,085

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       2.00% A,
  E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          .79% A

PORTFOLIO TURNOVER                                            13% A

AVERAGE COMMISSION RATE F                                    $ .0162

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS

REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT

MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS T

SHARES ) TO JULY 31, 1997.


FINANCIAL HIGHLIGHTS - CLASS B
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 G




NET ASSET VALUE, BEGINNING OF PERIOD                       $ 11.76

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                      .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                    1.23

 TOTAL FROM INVESTMENT OPERATIONS                           1.25

REDEMPTION FEES ADDED TO PAID IN CAPITAL                    -

NET ASSET VALUE, END OF PERIOD                             $ 13.01

TOTAL RETURN B, C                                           10.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                    $ 2,039

RATIO OF EXPENSES TO AVERAGE NET ASSETS                     2.50% A,
E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        .32% A

PORTFOLIO TURNOVER                                          13% A

AVERAGE COMMISSION RATE F                                  $ .0162

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR

PERIODS OF LESS THAN ONE YEAR IS NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT

THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS

AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF

CLASS B SHARES ) TO JULY 31, 1997.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 G




NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                 .14

 NET REALIZED AND UNREALIZED GAIN (LOSS)               3.10

 TOTAL FROM INVESTMENT OPERATIONS                      3.24

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                            (.04)

 FROM NET REALIZED GAIN                                (.11)

 TOTAL DISTRIBUTIONS                                   (.15)

REDEMPTION FEES ADDED TO PAID IN CAPITAL               -

NET ASSET VALUE, END OF PERIOD                        $ 13.09

TOTAL RETURN B, C                                      32.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 2,246

RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.50% A,
                                                          E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS   1.29% A

PORTFOLIO TURNOVER                                     13% A

AVERAGE COMMISSION RATE F                             $ .0162

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO

WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD

AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER. G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS  SHARES ) TO

JULY 31, 1997.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JULY 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $10,787,252 and $761,664, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 930      $ 930

CLASS T     17,084     17,084

CLASS B     3,368      842

           $ 21,382   $ 18,856

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase . The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
             PAID TO    DEALERS'
             FDC        PORTION

CLASS A      $ 14,745   $ 11,481

CLASS T       49,162     38,851

CLASS B *     200        0
                        *

             $ 64,107   $ 50,332

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER    AMOUNT     % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC  **   $ 1,716    .46% *

CLASS T ***            FIIOC  **    10,915    .32% *

CLASS B                FIIOC  **    1,012     .30% *

INSTITUTIONAL CLASS    FIIOC  **    3,061     .19% *

                                   $ 16,704

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
 HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE
 SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $451 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 34,643

CLASS T                2.00%          56,435

CLASS B                2.50%          13,242

INSTITUTIONAL CLASS    1.50%          46,017

                                     $ 150,337

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $363 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEAR ENDED
                              JULY 31,

CLASS A                       1997 A

FROM NET INVESTMENT INCOME    $ 816

FROM NET REALIZED GAIN         2,993

TOTAL                         $ 3,809

CLASS T

FROM NET INVESTMENT INCOME    $ 6,500

FROM NET REALIZED GAIN         23,832

TOTAL                         $ 30,332

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 6,130

FROM NET REALIZED GAIN         16,856

TOTAL                         $ 22,986

                              $ 57,127

 A DISTRIBUTIONS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES       DOLLARS

                                 YEAR ENDED   YEAR ENDED
                                 JULY 31,     JULY 31,

                                 1997 A,  B   1997 A,  B

CLASS A                           50,784      $ 550,067
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     351          3,875

SHARES REDEEMED                   (10,521)     (126,974)

NET INCREASE (DECREASE)           40,614      $ 426,968

CLASS T                           599,685     $ 6,865,905
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2,654        29,247

SHARES REDEEMED                   (58,641)     (701,040)

NET INCREASE (DECREASE)           543,698     $ 6,194,112

CLASS B                           159,349     $ 1,941,989
SHARES SOLD

SHARES REDEEMED                   (2,645)      (32,964)

NET INCREASE (DECREASE)           156,704     $ 1,909,025

INSTITUTIONAL CLASS               180,368     $ 1,895,917
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,242        13,709

SHARES REDEEMED                   (9,979)      (114,250)

NET INCREASE (DECREASE)           171,631     $ 1,795,376

 A SHARE TRANSACTIONS FOR CLASS A, CLASS T AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
 A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 30,522

CLASS T                 28,133

CLASS B                 12,501

INSTITUTIONAL CLASS     28,177

                       $ 99,333

9. BENEFICIAL INTEREST.
At the end of the period, FMR Corp., an affiliate of FMR was record owner of approximately 12.0% of the total outstanding shares of the fund. In addition, 1 unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 11.9%. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series VII: Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund, including the schedules of portfolio investments, as of July 31, 1997, and the related statements of operations for the period then ended, the statements of changes in net assets for the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VII: Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund as of July 31, 1997, the results of their operations for the period then ended, the changes in their net assets for the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
September 12, 1997
DISTRIBUTIONS


The Board of Trustees of the following funds voted to pay on September 8, 1997 to shareholders of record at the opening of business on September 5, 1997, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 DIVIDENDS CAPITAL GAINS
 Consumer Industries:
 Class I $0.02 $1.17
 Cyclical Industries:
 Class I $0.00 $0.57
 Financial Services:
 Class I $0.01 $0.02
 Health Care:
 Class I $0.00 $0.27
 Natural Resources:
 Class I $0.05 $2.74
 Technology:
 Class I $0.00 $0.91
 Utilities Growth:
 Class I $0.06 $0.10




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
(dagger) CUSTODIAN FOR FIDELITY ADVISOR NATURAL RESOURCES FUND ONLY GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
Brown Brothers Harriman & Co. (dagger)
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Balanced Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Growth & Income Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Strategic Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

(REGISTERED TRADEMARK)
(2_FIDELITY_LOGOS)FIDELITY ADVISOR
FOCUS FUNDS
CLASS A, CLASS T AND CLASS B
Consumer Industries
Cyclical Industries
Financial Services
Health Care
Natural Resources
Technology
Utilities Growth
ANNUAL REPORT
JULY 31, 1997
CONTENTS


PERFORMANCE OVERVIEW AND            4
MARKET RECAP

CONSUMER INDUSTRIES                 5     PERFORMANCE AND INVESTMENT SUMMARY
                                    8     FUND TALK: THE MANAGERS' OVERVIEW
                                    9     INVESTMENTS
                                    12    FINANCIAL STATEMENTS
                                    16    NOTES TO THE FINANCIAL STATEMENTS

CYCLICAL INDUSTRIES                 20    PERFORMANCE AND INVESTMENT SUMMARY
                                    23    FUND TALK: THE MANAGER'S OVERVIEW
                                    24    INVESTMENTS
                                    27    FINANCIAL STATEMENTS
                                    31    NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL SERVICES                  36    PERFORMANCE AND INVESTMENT SUMMARY
                                    39    FUND TALK: THE MANAGER'S OVERVIEW
                                    40    INVESTMENTS
                                    42    FINANCIAL STATEMENTS
                                    46    NOTES TO THE FINANCIAL STATEMENTS

HEALTH CARE                         51    PERFORMANCE AND INVESTMENT SUMMARY
                                    54    FUND TALK: THE MANAGER'S OVERVIEW
                                    55    INVESTMENTS
                                    57    FINANCIAL STATEMENTS
                                    61    NOTES TO THE FINANCIAL STATEMENTS

NATURAL RESOURCES                   65    PERFORMANCE AND INVESTMENT SUMMARY
                                    68    FUND TALK: THE MANAGER'S OVERVIEW
                                    69    INVESTMENTS
                                    72    FINANCIAL STATEMENTS
                                    76    NOTES TO THE FINANCIAL STATEMENTS
                                    81    REPORT OF INDEPENDENT ACCOUNTANTS
                                    82    PROXY VOTING RESULTS

TECHNOLOGY                          83    PERFORMANCE AND INVESTMENT SUMMARY
                                    86    FUND TALK: THE MANAGER'S OVERVIEW
                                    87    INVESTMENTS
                                    90    FINANCIAL STATEMENTS
                                    94    NOTES TO THE FINANCIAL STATEMENTS

UTILITIES GROWTH                    98    PERFORMANCE AND INVESTMENT SUMMARY
                                    101   FUND TALK: THE MANAGER'S OVERVIEW
                                    102   INVESTMENTS
                                    104   FINANCIAL STATEMENTS
                                    108   NOTES TO THE FINANCIAL STATEMENTS

REPORT OF INDEPENDENT ACCOUNTANTS   112   THE AUDITORS' OPINION

DISTRIBUTIONS                       113

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
U.S. STOCK MARKET ENVIRONMENT
Moderate economic growth and subdued inflation helped create an almost perfect investing environment for the U.S. stock market, which posted exceptionally strong returns for the period covered by this report. The Standard & Poor's 500 Index - a broad measure of U.S. stock performance - returned 48.98% from September 3, 1996, through July 31, 1997. The Russell 2000 Index - a measure of small-stock performance - rose 26.07%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a return of 49.01%, breaking through the 8000 mark for the first time in July on its way to finishing above 8200 at the end of the period.
The stock market spent much of the period breaking price and trading volume records. Solid corporate earnings, large inflows into mutual funds, widespread optimism and a generally favorable interest-rate backdrop propelled share prices higher, especially among large-capitalization stocks. Concerns in March and April over higher interest rates and the possibility of weaker corporate earnings provided the only significant pause in the stock market's upward climb. Higher interest rates tend to slow economic growth and increase borrowing costs. When the Federal Reserve Board raised a key short-term interest rate in March, the stock market - already at historically high valuations - sold off sharply through mid-April, when positive news on the inflation front emerged. From that point through the end of the period, the market soared ever higher. The market broadened to include many small- and mid-capitalization stocks during this latest rally.
Most industry sectors experienced positive, if not strong performance. TECHNOLOGY proved to be one of the strongest performing sectors in the market during the period covered by this report, paced by the outstanding performance of Microsoft and Intel. Strong demand drove personal computer (PC) sales, trickling down to help earnings and stock performance of companies that manufacture and sell PCs, as well as their components. While the Fed raised a key short-term interest rate in March, it held off entering a protracted period of interest-rate increases. This generally positive interest-rate environment - coupled with solid business prospects - helped FINANCE STOCKS turn in very solid performance. Buoyant investor sentiment and the stock market's steady upward climb helped brokerage and investment stocks thrive.
Stronger-than-expected oil and natural gas prices helped ENERGY stocks until the end of January, when commodity prices fell sharply. Elsewhere in the NATURAL RESOURCE sector, gold stocks suffered when central banks started to sell off their reserves because inflation posed little threat. CONSUMER NONDURABLES stocks benefited from steady earnings growth, as well as investors' attraction to such traditional big-name growth stocks as those in the food, beverage and tobacco industries. Pharmaceutical companies turned in the best performance in the HEALTH CARE sector, helped by new-product development, direct marketing to consumers and a faster rate of new drug approvals. UTILITY stocks lagged the general market as a result of uncertainty over the direction and form of deregulation in the sector, especially among telecommunications stocks. Gas utilities, like energy stocks, rose and fell with the changing energy commodity pricing environment, while electric utilities with nuclear power plants faced increased operating costs as a result of pressure from the Nuclear Regulatory Commission. Stocks in this sector also tend to track the performance of the bond market, which trailed that of the stock market over the period. Finally, moderate growth, low unemployment and low interest rates proved to be a generally favorable environment for CYCLICAL stocks - those that tend to rise and fall with the economy.
ADVISOR CONSUMER INDUSTRIES FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                    LIFE OF
JULY 31, 1997                   FUND

CONSUMER INDUSTRIES - CLASS A   35.68%

CONSUMER INDUSTRIES - CLASS A   27.88%
(INCL. 5.75% SALES CHARGE) 1

S&P 500(REGISTERED TRADEMARK)   48.98%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary. That means if you sell your shares during a sector downturn, you might lose money. But if you can identify a sector that is about to experience rapid growth you may have the potential for above-average gains.
(checkmark)
1 HAD THE FORMER 5.25% SALES CHARGE BEEN REFLECTED, THE CUMULATIVE LIFE OF FUND RETURN WOULD HAVE BEEN 28.55%.
$10,000 OVER LIFE OF FUND

IMAHDR PRASUN   SHR__CHT 19970731 19970812 142817 S00000000000001
             FA CONSUMER IND -CL A       S&P 500
             00185                       SP001
  1996/09/03       9425.00                    10000.00
  1996/09/30       9943.38                    10561.42
  1996/10/31      10056.48                    10852.70
  1996/11/30      10395.78                    11673.05
  1996/12/31      10216.82                    11441.81
  1997/01/31      10710.11                    12156.70
  1997/02/28      10842.92                    12252.00
  1997/03/31      10529.87                    11748.57
  1997/04/30      10700.63                    12449.96
  1997/05/31      11525.94                    13207.91
  1997/06/30      12114.10                    13799.63
  1997/07/31      12787.63                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970812 142819 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class A on September 3, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $12,788 - a 27.88% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                  % OF FUND'S
                                  INVESTMENTS

HFS, INC.                         4.3

STARBUCKS CORP.                   3.9

WAL-MART STORES, INC.             2.8

MIRAGE RESORTS, INC.              2.0

TJX COMPANIES, INC.               1.9

OUTDOOR SYSTEMS, INC.             1.8

BET HOLDINGS, INC. CLASS A        1.7

VIACOM, INC. CLASS B (NON-VTG.)   1.7

PROCTER & GAMBLE CO.              1.7

ITT CORP.                         1.6

TOP INDUSTRIES AS OF JULY 31, 1997
HOTELS, MOTELS &
TOURIST CENTERS 12.0%
RESTAURANTS 8.4%
GENERAL APPAREL STORES 4.3%
GENERAL MERCHANDISE STORES 4.2%
CABLE TV OPERATORS 4.1%
ALL OTHERS 67.0%
ROW: 1, COL: 1, VALUE: 67.09999999999999
ROW: 1, COL: 2, VALUE: 4.1
ROW: 1, COL: 3, VALUE: 4.2
ROW: 1, COL: 4, VALUE: 4.3
ROW: 1, COL: 5, VALUE: 8.4
ROW: 1, COL: 6, VALUE: 11.9
% OF FUND'S INVESTMENTS
ADVISOR CONSUMER INDUSTRIES FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
IMAHDR PRASUN   SHR__CHT 19970731 19970812 142905 S00000000000001
             FA CONSUMER IND -CL T       S&P 500
             00195                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10180.75                    10561.42
  1996/10/31      10296.55                    10852.70
  1996/11/30      10643.95                    11673.05
  1996/12/31      10451.06                    11441.81
  1997/01/31      10955.66                    12156.70
  1997/02/28      11091.51                    12252.00
  1997/03/31      10761.58                    11748.57
  1997/04/30      10936.25                    12449.96
  1997/05/31      11770.78                    13207.91
  1997/06/30      12362.72                    13799.63
  1997/07/31      13051.69                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970812 142908 R00000000000014
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                    LIFE OF
JULY 31, 1997                   FUND

CONSUMER INDUSTRIES - CLASS T   35.25%

CONSUMER INDUSTRIES - CLASS T   30.52%
(INCL. 3.50% SALES CHARGE)

S&P 500                         48.98%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $13,052 - a 30.52% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                  % OF FUND'S
                                  INVESTMENTS

HFS, INC.                         4.3

STARBUCKS CORP.                   3.9

WAL-MART STORES, INC.             2.8

MIRAGE RESORTS, INC.              2.0

TJX COMPANIES, INC.               1.9

OUTDOOR SYSTEMS, INC.             1.8

BET HOLDINGS, INC. CLASS A        1.7

VIACOM, INC. CLASS B (NON-VTG.)   1.7

PROCTER & GAMBLE CO.              1.7

ITT CORP.                         1.6

TOP INDUSTRIES AS OF JULY 31, 1997
HOTELS, MOTELS &
TOURIST CENTERS 12.0%
RESTAURANTS 8.4%
GENERAL APPAREL STORES 4.3%
GENERAL MERCHANDISE STORES 4.2%
CABLE TV OPERATORS 4.1%
ALL OTHERS 67.0%
ROW: 1, COL: 1, VALUE: 67.09999999999999
ROW: 1, COL: 2, VALUE: 4.1
ROW: 1, COL: 3, VALUE: 4.2
ROW: 1, COL: 4, VALUE: 4.3
ROW: 1, COL: 5, VALUE: 8.4
ROW: 1, COL: 6, VALUE: 11.9
% OF FUND'S INVESTMENTS
ADVISOR CONSUMER INDUSTRIES FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gain (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to March 3, 1997 are those of Class T which bears a .50% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charge included in life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                               LIFE OF
JULY 31, 1997                              FUND

CONSUMER INDUSTRIES - CLASS B              34.95%

CONSUMER INDUSTRIES - CLASS B              29.95%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    48.98%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970826 143013 S00000000000001
             FA Consumer Ind -CL B       S&P 500
             00190                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10550.00                    10561.42
  1996/10/31      10670.00                    10852.70
  1996/11/30      11030.00                    11673.05
  1996/12/31      10830.11                    11441.81
  1997/01/31      11353.01                    12156.70
  1997/02/28      11493.80                    12252.00
  1997/03/31      11151.90                    11748.57
  1997/04/30      11322.85                    12449.96
  1997/05/31      12187.65                    13207.91
  1997/06/30      12791.00                    13799.63
  1997/07/31      12995.00                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970826 143014 R00000000000014

$10,000 OVER THE LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $12,995 - a 29.95% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                  % OF FUND'S
                                  INVESTMENTS

HFS, INC.                         4.3

STARBUCKS CORP.                   3.9

WAL-MART STORES, INC.             2.8

MIRAGE RESORTS, INC.              2.0

TJX COMPANIES, INC.               1.9

OUTDOOR SYSTEMS, INC.             1.8

BET HOLDINGS, INC. CLASS A        1.7

VIACOM, INC. CLASS B (NON-VTG.)   1.7

PROCTER & GAMBLE CO.              1.7

ITT CORP.                         1.6

TOP INDUSTRIES AS OF JULY 31, 1997
HOTELS, MOTELS &
TOURIST CENTERS 12.0%
RESTAURANTS 8.4%
GENERAL APPAREL STORES 4.3%
GENERAL MERCHANDISE STORES 4.2%
CABLE TV OPERATORS 4.1%
ALL OTHERS 67.0%
ROW: 1, COL: 1, VALUE: 67.09999999999999
ROW: 1, COL: 2, VALUE: 4.1
ROW: 1, COL: 3, VALUE: 4.2
ROW: 1, COL: 4, VALUE: 4.3
ROW: 1, COL: 5, VALUE: 8.4
ROW: 1, COL: 6, VALUE: 11.9
% OF FUND'S INVESTMENT
ADVISOR CONSUMER INDUSTRIES FUND
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: Effective August 18, 1997, after the period ended, Doug Chase (right) became Portfolio Manager of Fidelity Advisor Consumer Industries Fund. The following is an interview with Paul Antico, who managed the fund during the period covered by the report, and Doug Chase, who discusses his investment philosophy and outlook.
Q. PAUL, HOW DID THE FUND PERFORM?
P.A. Since its inception on September 3, 1996, through July 31, 1997, the fund's Class A, Class T and Class B shares had returns of 35.68%, 35.25% and 34.95%, respectively. By comparison, the Standard & Poor's 500 Index returned 48.98%.
Q. WHAT FACTORS ACCOUNTED FOR THE FUND'S PERFORMANCE?
P.A. The key factor helping the fund's performance was the portfolio's weighting in large-capitalization, blue chip consumer issues, which were exceptionally strong through much of the period. I found excellent value in such companies as Proctor & Gamble, Coca-Cola and Gillette, as well as large-cap entertainment stocks such as Walt Disney.
Q. DID YOU MAKE SIGNIFICANT CHANGES IN THE FUND'S HOLDINGS DURING THE
PERIOD?
P.A. I increased the fund's weightings in outdoor advertising, specifically such positions in the billboard industry as Outdoor Systems and Universal Outdoor Holdings. This industry has similar dynamics to the TV and radio industries. It's very fragmented, quite dependent on advertising dollars and going through a period of consolidation that should help it over time. In the cable television industry, I reduced the fund's positions in the operators, while increasing them in the networks. With the operators - those providing cable service to the consumer - I was concerned about the lack of industry standards for both cable and telephone service and how that might increase operating costs and slow market penetration. On the other hand, I was much more optimistic about cable networks. Their ratings have been going up dramatically relative to the broadcast channels, so their advertising rates have gone up. During the period, I increased the fund's positions in such cable networks as Time Warner and BET Holdings.
Q. YOU ALSO SEEMED TO REDUCE YOUR HOLDINGS IN CONSUMER STAPLES . . . P.A. That's right. Later in the period I began to feel that valuations in this sector were too high and that a contraction was starting in this part of the market. I felt that Coca-Cola's stock, for example, was too expensive based on an over-valuing of their bottlers. With respect to Procter & Gamble and Gillette, I began to feel that their valuations were high as well and didn't see the same opportunities for appreciation going forward.
Q. WHAT STOCKS PERFORMED WELL DURING THE PERIOD?
P.A. The fund benefited from the strong performance of such diversified companies as Nokia and General Electric. Computer Learning Centers, which has training centers around the nation, was an excellent stock. Starbucks also performed very well. I liked the coffee seller's plans for expansion both domestically and internationally, its record of terrific growth and its potential to exploit its brand name in the supermarkets.
Q. WERE THERE ANY DISAPPOINTMENTS?
P.A. Apparel stocks have been a terribly disappointing group for the fund. Gadzooks, for example, had to pre-announce an earnings disappointment, which hurt its stock. Other disappointments included Viacom, which was affected by problems experienced by its Blockbuster Video subsidiary. Another related disappointment was Hollywood Entertainment, the number two company in its market after Blockbuster. Hollywood's stock was dragged down by Blockbuster's tumble.
Q. TURNING TO YOU DOUG, WHAT'S YOUR INVESTMENT PHILOSOPHY AND OUTLOOK? D.C. Like Paul, I tend to take a bottom-up approach to stock selection. I work with a team of analysts to use the best ideas of individuals who have thorough knowledge of the consumer sector. Where I differ from Paul is that I place a greater emphasis on blending a variety of large-, mid- and small-cap companies in the fund's portfolio. Going forward, my research team and I will continue to follow the Fidelity tradition of identifying those companies which have the greatest potential for appreciation before the rest of the market has had the opportunity to do so.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of July 31, 1997, more than $10 million
MANAGER: Doug Chase, since August 1997;
joined Fidelity in 1993
(checkmark)
ADVISOR CONSUMER INDUSTRIES FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 100%
 SHARES VALUE (NOTE 1)
ADVERTISING - 4.7%
ADVERTISING - 2.9%
Outdoor Systems, Inc. (a)   6,550 $ 173,575
Universal Outdoor Holdings, Inc. (a)   2,900  105,488
  279,063
ADVERTISING AGENCIES - 1.8%
Omnicom Group, Inc.   1,400  97,738
WPP Group PLC ADR  2,000  82,250
  179,988
TOTAL ADVERTISING   459,051
APPAREL STORES - 6.8%
FAMILY CLOTHING STORES - 0.4%
Abercrombie & Fitch Co. (a)   1,800  35,775
FOOTWEAR - WHOLESALE - 0.4%
Kenneth Cole Productions, Inc. Class A (a)  2,600  39,650
GENERAL APPAREL STORES - 4.3%
Gap, Inc.   2,200  97,763
Men's Wearhouse, Inc. (The) (a)  2,000  74,000
Ross Stores, Inc.   2,100  66,413
TJX Companies, Inc.   6,100  182,238
  420,414
SHOE STORES - 1.7%
Baker (J.), Inc.   12,000  105,000
Payless ShoeSource, Inc. (a)   1,000  61,500
  166,500
WOMEN'S CLOTHING STORES - 0.0%
Charming Shoppes, Inc. (a)   200  1,175
TOTAL APPAREL STORES   663,514
BEVERAGES - 0.9%
SOFT DRINKS - 0.9%
PepsiCo, Inc.   2,200  84,288
BROADCASTING - 7.3%
CABLE TV OPERATORS - 4.1%
BET Holdings, Inc. Class A (a)  4,200  168,000
TCA Cable TV, Inc.   2,400  90,600
Time Warner, Inc.   2,500  136,406
  395,006
RADIO BROADCASTING - 3.2%
Clear Channel Communications, Inc. (a)   1,600  99,600
Evergreen Media Corp. Class A (a)  2,300  105,800
Jacor Communications, Inc. Class A (a)  2,500  107,188
  312,588
TOTAL BROADCASTING   707,594
BUILDING MATERIALS - 0.8%
PAINT & VARNISH - 0.8%
Sherwin-Williams Co.   2,500  80,156
COMMUNICATIONS EQUIPMENT - 1.3%
TELEPHONE EQUIPMENT - 1.3%
Nokia Corp. AB sponsored ADR  1,500  128,438
COMPUTER SERVICES & SOFTWARE - 1.0%
COMPUTER & SOFTWARE STORES - 0.5%
CompUSA, Inc. (a)   2,000  53,750

 SHARES VALUE (NOTE 1)
PREPACKAGED COMPUTER SOFTWARE - 0.5%
Midway Games, Inc. (a)   1,300 $ 26,488
Spectrum Holobyte, Inc. (a)   4,100  17,681
  44,169
TOTAL COMPUTER SERVICES & SOFTWARE   97,919
CONSUMER ELECTRONICS - 0.7%
RADIOS, TELEVISIONS, STEREOS - 0.7%
Philips Electronics NV  800  65,450
DRUG STORES - 2.7%
CVS Corp.   2,465  140,197
Rite Aid Corp.   500  25,969
Walgreen Co.   1,700  96,050
  262,216
DRUGS & PHARMACEUTICALS - 1.2%
PHARMACEUTICAL PREPARATIONS - 1.2%
NBTY, Inc. (a)  2,000  52,750
Twinlab Corp.   3,000  67,875
  120,625
ELECTRICAL EQUIPMENT - 2.0%
ELECTRICAL MACHINERY - 1.4%
General Electric Co.   500  35,094
Westinghouse Electric Corp.   4,007  96,418
  131,512
WIRING & LIGHTING - 0.6%
Oak Industries, Inc. (a)  2,000  60,750
TOTAL ELECTRICAL EQUIPMENT   192,262
ENTERTAINMENT - 4.5%
MOTION PICTURE DISTRIBUTION - 0.5%
All American Communications, Inc.
 Class B (non-vtg.) (a)  3,300  51,563
MOTION PICTURE PRODUCTION - 2.9%
Cinar Films, Inc. Class B (sub-vtg.) (a)  1,000  33,736
King World Productions, Inc.   2,000  80,750
Viacom, Inc. Class B (non-vtg.) (a)  5,400  166,725
  281,211
RECREATIONAL SERVICES - 1.1%
MGM Grand, Inc. (a)   3,000  103,500
TOTAL ENTERTAINMENT   436,274
FOODS - 2.1%
CANNED SPECIALTIES - 1.3%
Campbell Soup Co.   2,400  124,500
PACKAGED & FROZEN FOODS - 0.8%
Dreyer's Grand Ice Cream, Inc.   2,000  84,500
TOTAL FOODS   209,000
GENERAL MERCHANDISE STORES - 8.9%
DEPARTMENT STORES - 2.4%
Federated Department Stores, Inc. (a)  3,300  144,581
Shopko Stores, Inc.   2,000  57,750
Stein Mart, Inc. (a)  1,000  29,375
  231,706
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
GENERAL MERCHANDISE STORES - CONTINUED
GENERAL MERCHANDISE STORES - 4.2%
Dayton Hudson Corp.   1,100 $ 71,088
Dollar General Corp.    1,600  70,400
Wal-Mart Stores, Inc.   7,200  270,450
  411,938
VARIETY STORES - 2.3%
Dollar Tree Stores (a)  2,000  84,156
Michaels Stores, Inc. (a)  2,000  43,250
99 Cents Only Stores (a)  3,100  100,750
  228,156
TOTAL GENERAL MERCHANDISE STORES   871,800
GROCERY STORES - 1.6%
GROCERY - RETAIL - 1.6%
Hannaford Brothers Co.   1,000  34,125
Safeway, Inc. (a)  2,300  123,338
   157,463
HOUSEHOLD PRODUCTS - 4.6%
COSMETICS - 2.1%
Avon Products, Inc.   1,200  87,075
Gillette Co.   1,250  123,750
  210,825
MANUFACTURED PRODUCTS - 0.5%
Helen of Troy Corp. (a)   1,500  46,500
SOAPS & DETERGENTS - 2.0%
Clorox Co.   200  27,925
Procter & Gamble Co.   1,090  165,816
  193,741
TOTAL HOUSEHOLD PRODUCTS   451,066
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ACCESS & MEASURING CUTTING TOOLS - 0.5%
Stanley Works  1,000  45,313
LEASING & RENTAL - 1.4%
VIDEO TAPE RENTAL - 1.4%
Hollywood Entertainment Corp. (a)   7,200  135,000
LEISURE DURABLES & TOYS - 3.4%
MOTORCYCLES - 1.1%
Harley-Davidson, Inc.   2,000  106,500
SPORTING & ATHLETIC GOODS - 1.1%
Callaway Golf Co.   1,300  45,500
K2, Inc.   1,900  60,088
  105,588
TOYS & GAMES - 0.7%
Mattel, Inc.   2,000  69,500
TRAVEL TRAILERS AND CAMPERS - 0.5%
Brunswick Corp.   1,500  48,375
TOTAL LEISURE DURABLES & TOYS   329,963
LODGING & GAMING - 12.8%
HOTELS, MOTELS, & TOURIST CENTERS - 12.0%
HFS, Inc. (a)   7,200  419,400
Hilton Hotels Corp.   2,200  69,163
Host Marriott Corp. (a)   7,000  139,563

 SHARES VALUE (NOTE 1)
ITT Corp. (a)  2,500 $ 159,844
Mirage Resorts, Inc. (a)  7,300  195,275
Prime Hospitality Corp. (a)  3,000  55,125
Servico, Inc. (a)  3,000  51,000
Sun International Hotels Ltd. Ord. (a)  2,100  73,763
  1,163,133
LODGING PLACES, OTHER THAN HOTELS - 0.4%
Doubletree Corp. (a)   1,000  42,000
RACING & GAMING - 0.4%
Penn National Gaming, Inc. (a)   2,500  40,625
TOTAL LODGING & GAMING   1,245,758
PAPER & FOREST PRODUCTS - 1.5%
PAPER - 1.5%
Kimberly-Clark Corp.   2,800  141,925
PRINTING - 1.8%
COMMERCIAL PRINTING - 1.8%
Donnelley (R.R.) & Sons Co.   3,000  120,563
Valassis Communications, Inc. (a)  2,000  56,125
   176,688
PUBLISHING - 1.6%
NEWSPAPERS - 1.0%
Times Mirror Co. Class A  500  27,313
Tribune Co.   1,400  74,113
  101,426
PERIODICALS - 0.6%
Playboy Enterprises, Inc. Class B (a)  5,000  56,875
TOTAL PUBLISHING   158,301
RESTAURANTS - 8.4%
CKE Restaurants, Inc.   3,000  103,875
Landry's Seafood Restaurants, Inc. (a)  3,000  76,500
Logan's Roadhouse, Inc. (a)   4,600  125,925
Outback Steakhouse, Inc. (a)  1,500  37,406
PJ America, Inc.   2,400  41,700
ShowBiz Pizza Time, Inc. (a)  2,100  48,563
Starbucks Corp. (a)  9,300  380,052
  814,021
RETAIL & WHOLESALE, MISCELLANEOUS - 7.0%
HOBBY, TOY, & GAME SHOPS - 0.9%
Toys "R" Us, Inc. (a)  2,662  90,674
JEWELRY STORES - 0.4%
Zale Corp. (a)  2,000  43,500
RETAIL STORES - 0.7%
Gadzooks, Inc. (a)   4,200  71,925
RETAIL, GENERAL - 2.4%
Bed Bath & Beyond, Inc. (a)   3,700  122,100
Officemax, Inc. (a)   4,000  56,000
Pier 1 Imports, Inc.   3,000  52,875
  230,975
SEWING STORES - 0.6%
Fabri-Centers of America, Inc. Class A (a)  2,100  54,731
STATIONERY & OFFICE SUPPLIES - WHOLESALE - 2.0%
Corporate Express, Inc.   4,000  60,000
U.S. Office Products Co. (a)  4,500  129,938
  189,938
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   681,743
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 2.3%
BEAUTY SHOPS - 1.2%
Steiner Leisure Ltd.   4,000 $ 115,000
COMMERCIAL, ECONOMIC, SOCIAL &
EDUCATIONAL RESEARCH - 0.3%
Gartner Group, Inc. Class A (a)   1,000  28,375
PERSONAL SERVICES - 0.8%
Block (H&R), Inc.   2,000  76,625
TOTAL SERVICES   220,000
TELEPHONE SERVICES - 0.7%
WorldCom, Inc. (a)   2,000  69,875
TEXTILES & APPAREL - 6.4%
APPAREL - 1.5%
Intimate Brands, Inc. Class A  1,000  23,063
Liz Claiborne, Inc.   2,600  124,475
  147,538
COTTON MILLS - 0.7%
Galey & Lord, Inc. (a)  4,000  67,500
FOOTWEAR - 2.7%
Reebok International Ltd.   2,300  118,738
Timberland Co. Class A (a)  2,300  148,638
  267,376
KNIT OUTERWEAR MILLS - 0.2%
Tultex Corp. (a)  2,900  16,494
MEN'S & BOYS' CLOTHING - 1.3%
Tommy Hilfiger (a)  2,900  129,231
TOTAL TEXTILES & APPAREL   628,139
TOBACCO - 1.1%
TOBACCO MANUFACTURERS - 1.1%
Philip Morris Companies, Inc.   2,400  108,300
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $8,722,159) $ 9,742,142
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $8,768,303. Net unrealized appreciation aggregated $973,839, of which $1,174,475 related to appreciated investment securities and $200,636 related to depreciated investment securities.
The fund hereby designates approximately $34,000 as a capital gain dividend for the purpose of the dividend paid deduction.
A total of 32%, 38%, and 32% of Class A's, Class T's, and Institutional Class' dividend distributions during the fiscal year qualifies for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
ADVISOR CONSUMER INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                 $ 9,742,142
(COST $8,722,159) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                     698,327

RECEIVABLE FOR FUND SHARES SOLD                     38,367

DIVIDENDS RECEIVABLE                                1,853

INTEREST RECEIVABLE                                 1,553

PREPAID EXPENSES                                    11,034

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                                          10,322


 TOTAL ASSETS                                       10,503,598

LIABILITIES

PAYABLE TO CUSTODIAN BANK               $ 37,529

PAYABLE FOR INVESTMENTS PURCHASED        227,400

PAYABLE FOR FUND SHARES REDEEMED         15,346

DISTRIBUTION FEES PAYABLE                3,466

OTHER PAYABLES AND ACCRUED EXPENSES      33,337

 TOTAL LIABILITIES                                  317,078

NET ASSETS                                         $ 10,186,520

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                    $ 8,312,185

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                854,352


NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                          1,019,983


NET ASSETS                                         $ 10,186,520


CALCULATION OF MAXIMUM                               $13.48
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($943,613 (DIVIDED BY)
  70,016 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $14.23
 (100/94.75 OF $13.48)

 CLASS T:                                            $13.45
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($7,313,788 (DIVIDED BY)
  543,935 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $13.94
 (100/96.50 OF $13.45)

 CLASS B:                                            $13.42
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($595,858 (DIVIDED BY) 44,405
  SHARES) A

 INSTITUTIONAL CLASS:                                $13.51
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($1,333,261 (DIVIDED BY) 98,678 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997

INVESTMENT INCOME              $ 37,377
DIVIDENDS

INTEREST                        26,177

 TOTAL INCOME                   63,554

EXPENSES

MANAGEMENT FEE    $ 32,305

TRANSFER AGENT FEES17,026

DISTRIBUTION FEES  20,912

ACCOUNTING FEES AND EXPENSES                                                      55,209

NON-INTERESTED TRUSTEES' COMPENSATION                                             21

CUSTODIAN FEES AND EXPENSES                                                       10,228

REGISTRATION FEES  99,611

AUDIT              20,042

LEGAL              706

MISCELLANEOUS      930

 TOTAL EXPENSES BEFORE REDUCTIONS                                                 256,990

 EXPENSE REDUCTIONS(156,844)    100,146

NET INVESTMENT INCOME (LOSS)    (36,592)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                            919,957

 FOREIGN CURRENCY TRANSACTIONS                                                    8            919,965

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                  1,019,983

NET GAIN (LOSS)                 1,939,948

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ 1,903,356


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JULY 31,
                                    1997


OPERATIONS                                                          $ (36,592)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                            919,965

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                1,019,983

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     1,903,356

DISTRIBUTIONS TO SHAREHOLDERS

 FROM NET REALIZED GAIN                                              (29,021)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                         8,310,212

REDEMPTION FEES                                                      1,973

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            10,186,520

NET ASSETS

 BEGINNING OF PERIOD                                                 -

 END OF PERIOD                                                      $ 10,186,520



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                 (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                      3.60

 TOTAL FROM INVESTMENT OPERATIONS                             3.55

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                       (.07) I

REDEMPTION FEES ADDED TO PAID IN CAPITAL                      -

NET ASSET VALUE, END OF PERIOD                               $ 13.48

TOTAL RETURN B, C                                             35.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 944

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       1.75% A,
  F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
1.73% A,
  G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS   (.50)% A

PORTFOLIO TURNOVER                                            203% A

AVERAGE COMMISSION RATE H                                    $ .0307

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31,

1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO

VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH

COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. I THE AMOUNTS SHOWN REFLECT

CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - CLASS T
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                 (.09)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                      3.60

 TOTAL FROM INVESTMENT OPERATIONS                             3.51

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                       (.06)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                      -

NET ASSET VALUE, END OF PERIOD                               $ 13.45

TOTAL RETURN B, C                                             35.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 7,314

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       2.00% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
1.97% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS   (.83)% A

PORTFOLIO TURNOVER                                            203% A

AVERAGE COMMISSION RATE H                                    $ .0307

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31,

1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO

VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH

COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - CLASS B
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.46

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                     (.08)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                          2.04

 TOTAL FROM INVESTMENT OPERATIONS                                 1.96

REDEMPTION FEES ADDED TO PAID IN CAPITAL                          -

NET ASSET VALUE, END OF PERIOD                                   $ 13.42

TOTAL RETURN B, C                                                 17.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                          $ 596

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS  2.46% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (1.60)% A

PORTFOLIO TURNOVER                                                203% A

AVERAGE COMMISSION RATE H                                        $ .0307

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR

PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO

JULY 31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS

ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5
OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                     (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                          3.59

 TOTAL FROM INVESTMENT OPERATIONS                                 3.58

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                           (.07) I

REDEMPTION FEES ADDED TO PAID IN CAPITAL                          -

NET ASSET VALUE, END OF PERIOD                                   $ 13.51

TOTAL RETURN B, C                                                 35.98%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                          $ 1,333

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS  1.48% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (.13)% A

PORTFOLIO TURNOVER                                                203% A

AVERAGE COMMISSION RATE H                                        $ .0307

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET

INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE
PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997. F FMR AGREED TO

REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH

THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A
FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED
TO
BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JULY 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June, 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $18,524,322 and $10,722,119, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,695    $ 1,695

CLASS T     17,832     17,832

CLASS B     1,385      346

           $ 20,912   $ 19,873

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 25,257   $ 20,040

CLASS T     50,036     39,715

CLASS B     501         0
                      *

           $ 75,794   $ 59,755

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER    AMOUNT     % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC  **   $ 2,522    .37% *

CLASS T ***             FIIOC  **    11,718    .33% *

CLASS B                 FIIOC  **    668       .48% *

INSTITUTIONAL CLASS     FIIOC  **    2,118     .21% *

                                    $ 17,026

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
 HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE
 SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,290 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 38,837

CLASS T                2.00%          64,620

CLASS B                2.50%          13,072

INSTITUTIONAL CLASS    1.50%          38,977

                                     $ 155,506

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,338 under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 14.5% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                          YEAR ENDED
                          JULY 31,
                          1997 A, B

CLASS A

FROM NET REALIZED GAIN    $ 4,926

TOTAL                     $ 4,926

CLASS T

FROM NET REALIZED GAIN    $ 16,753

TOTAL                     $ 16,753

CLASS B

FROM NET REALIZED GAIN    $ -

TOTAL                     $ -

INSTITUTIONAL CLASS

FROM NET REALIZED GAIN    $ 7,342

TOTAL                     $ 7,342

                          $ 29,021

A DISTRIBUTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES        DOLLARS

                                 YEAR ENDED    YEAR ENDED
                                 JULY 31,      JULY 31,

                                 1997 A, B     1997 A, B

CLASS A                           88,027       $ 950,592
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     457           4,913

SHARES REDEEMED                   (18,468)      (227,830)

NET INCREASE (DECREASE)           70,016       $ 727,675

CLASS T                           629,432      $ 7,025,043
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,492         16,036

SHARES REDEEMED                   (86,989)      (987,625)

NET INCREASE (DECREASE)           543,935      $ 6,053,454

CLASS B                           45,607       $ 545,925
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -             -

SHARES REDEEMED                   (1,202)       (13,641)

NET INCREASE (DECREASE)           44,405       $ 532,284

INSTITUTIONAL CLASS               121,713      $ 1,256,098
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     682           7,342

SHARES REDEEMED                   (23,717)      (266,641)

NET INCREASE (DECREASE)           98,678       $ 996,799

A SHARE TRANSACTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 30,980

CLASS T                 28,176

CLASS B                 12,036

INSTITUTIONAL CLASS     28,419

                       $ 99,611

ADVISOR CYCLICAL INDUSTRIES FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                    LIFE OF
JULY 31, 1997                   FUND

CYCLICAL INDUSTRIES - CLASS A   39.11%

CYCLICAL INDUSTRIES - CLASS A   31.11%
(INCL. 5.75% SALES CHARGE) 1

S&P 500                         48.98%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of long-term growth and
short-term volatility. Unlike the broader market,
however, some sectors may not have a history
of growth in the long run. And, as with all stock
funds, the share price and return of a fund that
invests in a sector will vary. That means if you
sell your shares during a sector downturn, you
might lose money. But if you can identify a
sector that is about to experience rapid growth
you may have the potential for above-average
gains.
(checkmark)
1 HAD THE FORMER 5.25% SALES CHARGE BEEN REFLECTED, THE CUMULATIVE LIFE OF FUND RETURN WOULD HAVE BEEN 31.81%.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970813 143702 S00000000000001
             FA Cyclical Ind -CL A       S&P 500
             00184                       SP001
  1996/09/03       9425.00                    10000.00
  1996/09/30       9783.15                    10561.42
  1996/10/31      10065.90                    10852.70
  1996/11/30      10669.10                    11673.05
  1996/12/31      10612.70                    11441.81
  1997/01/31      10888.23                    12156.70
  1997/02/28      10916.74                    12252.00
  1997/03/31      10584.20                    11748.57
  1997/04/30      10745.72                    12449.96
  1997/05/31      11638.82                    13207.91
  1997/06/30      12246.89                    13799.63
  1997/07/31      13111.49                    14897.66
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class A on September 3, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $13,111 - a 31.11% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                       % OF FUND'S
                                       INVESTMENTS

GENERAL ELECTRIC CO.                   6.2

QUANEX CORP.                           3.3

DOFASCO, INC.                          3.0

MCDONNELL DOUGLAS CORP.                2.7

MINNESOTA MINING & MANUFACTURING CO.   2.5

WESTINGHOUSE ELECTRIC CORP.            2.4

DU PONT (E.I.) DE NEMOURS & CO.        2.4

CSX CORP.                              2.4

EMERSON ELECTRIC CO.                   2.2

ALUMINUM CO. OF AMERICA                2.1

TOP INDUSTRIES AS OF JULY 31, 1997
ELECTRICAL MACHINERY 10.8%
PAPER 6.1%
IRON & STEEL BLAST FURNACES,
MILLS 5.9%
CHEMICALS 5.3%
AIRCRAFT 5.2%
ALL OTHERS 66.7%
ROW: 1, COL: 1, VALUE: 66.7
ROW: 1, COL: 2, VALUE: 5.2
ROW: 1, COL: 3, VALUE: 5.3
ROW: 1, COL: 4, VALUE: 5.9
ROW: 1, COL: 5, VALUE: 6.1
ROW: 1, COL: 6, VALUE: 10.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CYCLICAL INDUSTRIES FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
IMAHDR PRASUN   SHR__CHT 19970731 19970813 143847 S00000000000001
             FA CYCLICAL IND -CL T       S&P 500
             00194                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10016.70                    10561.42
  1996/10/31      10306.20                    10852.70
  1996/11/30      10923.80                    11673.05
  1996/12/31      10846.68                    11441.81
  1997/01/31      11138.52                    12156.70
  1997/02/28      11167.70                    12252.00
  1997/03/31      10817.49                    11748.57
  1997/04/30      10982.87                    12449.96
  1997/05/31      11897.30                    13207.91
  1997/06/30      12519.89                    13799.63
  1997/07/31      13395.40                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970813 143848 R00000000000014
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                    LIFE OF
JULY 31, 1997                   FUND

CYCLICAL INDUSTRIES - CLASS T   38.81%

CYCLICAL INDUSTRIES - CLASS T   33.95%
(INCL. 3.50% SALES CHARGE)

S&P 500                         48.98%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND


$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $13,395 - a 33.95% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                       % OF FUND'S
                                       INVESTMENTS

GENERAL ELECTRIC CO.                   6.2

QUANEX CORP.                           3.3

DOFASCO, INC.                          3.0

MCDONNELL DOUGLAS CORP.                2.7

MINNESOTA MINING & MANUFACTURING CO.   2.5

WESTINGHOUSE ELECTRIC CORP.            2.4

DU PONT (E.I.) DE NEMOURS & CO.        2.4

CSX CORP.                              2.4

EMERSON ELECTRIC CO.                   2.2

ALUMINUM CO. OF AMERICA                2.1

TOP INDUSTRIES AS OF JULY 31, 1997
ELECTRICAL MACHINERY 10.8%
PAPER 6.1%
IRON & STEEL BLAST FURNACES,
MILLS 5.9%
CHEMICALS 5.3%
AIRCRAFT 5.2%
ALL OTHERS 66.7%
ROW: 1, COL: 1, VALUE: 66.7
ROW: 1, COL: 2, VALUE: 5.2
ROW: 1, COL: 3, VALUE: 5.3
ROW: 1, COL: 4, VALUE: 5.9
ROW: 1, COL: 5, VALUE: 6.1
ROW: 1, COL: 6, VALUE: 10.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CYCLICAL INDUSTRIES FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to March 3, 1997 are those of Class T which bears a .50% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charge included in life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
IMAHDR PRASUN   SHR__CHT 19970731 19970826 143013 S00000000000001
             FA Cyclical Ind -CL B       S&P 500
             00234                       SP001

 1996/09/03       10000.00                    10000.00
 1996/09/30       10380.00                    10561.42
 1996/10/31       10680.00                    10852.70
 1996/11/30       11320.00                    11673.05
 1996/12/31       11240.08                    11441.81
 1997/01/31       11542.50                    12156.70
 1997/02/28       11572.75                    12252.00
 1997/03/31       11209.84                    11748.57
 1997/04/30       11381.21                    12449.96
 1997/05/31       12318.73                    13207.91
 1997/06/30       12953.82                    13799.63
 1997/07/31       13361.00                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970826 143014 R00000000000014
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                               LIFE OF
JULY 31, 1997                              FUND

CYCLICAL INDUSTRIES - CLASS B              38.61%

CYCLICAL INDUSTRIES - CLASS B              33.61%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    48.98%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $13,361 - a 33.61% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                       % OF FUND'S
                                       INVESTMENTS

GENERAL ELECTRIC CO.                   6.2

QUANEX CORP.                           3.3

DOFASCO, INC.                          3.0

MCDONNELL DOUGLAS CORP.                2.7

MINNESOTA MINING & MANUFACTURING CO.   2.5

WESTINGHOUSE ELECTRIC CORP.            2.4

DU PONT (E.I.) DE NEMOURS & CO.        2.4

CSX CORP.                              2.4

EMERSON ELECTRIC CO.                   2.2

ALUMINUM CO. OF AMERICA                2.1

TOP INDUSTRIES AS OF JULY 31, 1997
ELECTRICAL MACHINERY 10.8%
PAPER 6.1%
IRON & STEEL BLAST FURNACES,
MILLS 5.9%
CHEMICALS 5.3%
AIRCRAFT 5.2%
ALL OTHERS 66.7%
ROW: 1, COL: 1, VALUE: 66.7
ROW: 1, COL: 2, VALUE: 5.2
ROW: 1, COL: 3, VALUE: 5.3
ROW: 1, COL: 4, VALUE: 5.9
ROW: 1, COL: 5, VALUE: 6.1
ROW: 1, COL: 6, VALUE: 10.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR CYCLICAL INDUSTRIES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Albert Ruback, Portfolio Manager of Fidelity Advisor Cyclical
Industries Fund
Q. HOW DID THE FUND PERFORM, ALBERT?
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE PERIOD?
A. Almost without exception, the stock market was led - dominated, in fact - by a relatively small group of the largest-capitalization stocks, such as Gillette and Coca-Cola. Companies such as these and a couple of dozen others have been responsible for an unusually large portion of the S&P 500's gains over the past couple of years. While cyclical stocks - those whose performance is closely tied to the strength of the overall economy - did well during the period, they could not keep pace with this small group of market leaders. Additionally, given the fund's focus on cyclical industries, I did not invest in such mega-cap technology companies as Microsoft and Intel, industry-leading firms whose stocks played a key role in the S&P 500's outstanding returns. Looking more closely at the cyclical sector, it performed well due to a generally strong economy, one characterized by moderate growth, low unemployment and low interest rates. All in all, it was an excellent environment for cyclical stocks.
Q. WHAT WAS YOUR INVESTING STRATEGY DURING THE PERIOD?
A. I favored three sectors - paper and forest products, metals and mining, and aerospace and defense. Business prospects for companies in the paper and forest products sector continued to improve, and valuations were still attractive even as many of the stocks appreciated in price. Fort Howard and James River are good examples of my investments in this sector. On the metals side, particularly aluminum, there were low inventory levels and what I believed to be an inflection point for commodity prices - meaning a point where I felt commodity metal prices were going to increase. Alcoa - the Aluminum Company of America - and Alumax helped the fund in this area. As far as aerospace and defense, I felt we were in the early phases of a huge backlog-building cycle where cash-flow generation would be enormous and stocks in this area would appreciate. Boeing and Lockheed Martin were two holdings that reflected this strategy.
Q. SEVEN OF THE FUND'S 10 LARGEST HOLDINGS AT THE END OF THE PERIOD WERE TOP 10 HOLDINGS SIX MONTHS AGO. WHICH DID WELL? WERE THERE DISAPPOINTMENTS?
A. Maintaining my positions in top holdings is not unusual for me, and I wasn't a high-velocity guy with these investments. When I make an investment I tend to hold the stock for some time. This approach worked well for the fund, as its largest investments yielded strong results. General Electric, the fund's largest holding during the period, and aerospace and defense giant McDonnell Douglas, the fund's fourth-largest position, were both up over 50%. GE generated strong earnings and cash flow over the past nine months; it's just a very well-run company. Quanex, an aluminum and steel producer, sold off its low-margin businesses to re-invest in its high-margin businesses as part of a broad reconfiguration of the company. Its stock rose over 20% during the period, while the stock of Westinghouse Electric, another top 10 carryover from six months ago, rose over 30%. DuPont and Emerson Electric, both long-time holdings, also made welcome contributions to performance. While the fund's top 10 holdings performed well, there were a few disappointments among smaller positions such as Nucor, a steel manufacturer, Ford Motor Company, and specialty chemical company Cytec Industries. Each of these stocks appreciated, but not as significantly as the fund's largest holdings.
Q. WHAT SIGNIFICANT CHANGES DID YOU MAKE TO THE FUND SINCE YOUR LAST REPORT TO SHAREHOLDERS?
A. One major new investment was Dofasco, the fund's third-largest position at the end of July. This is a Canadian steel company that I felt was undervalued when compared to its American steel counterparts and had the potential for strong earnings growth. On the other hand, I sold our holdings in General Motors, a top 10 holding six months ago. I felt that we were getting sort of late in the auto-buying cycle, with manufacturers' rebates growing and, therefore, company valuations becoming less attractive.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS, ALBERT?
A. Generally speaking, the only two areas within cyclicals that I'm worried about are autos and chemicals, where I think possible over-capacity by the producers could hurt their profitability. Right now everything seems to be holding up all right, so I'm not that concerned. I think the key question, though, is what the Federal Reserve Board will do with interest rates. Cyclical industries, by definition, are tied to the performance of the economy. If the Fed raises rates to slow down economic growth, it will most likely have a negative effect on cyclical companies.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: September 3, 1996
SIZE: as of July 31, 1997, more than $4 million
MANAGER: Albert Ruback, since inception;
joined Fidelity in 1991
(checkmark)
ADVISOR CYCLICAL INDUSTRIES FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 9.2%
AIRCRAFT - 5.2%
Boeing Co.   1,300 $ 76,456
Lockheed Martin Corp.   257  27,371
McDonnell Douglas Corp.   1,500  114,750
  218,577
AIRCRAFT & PARTS - 1.8%
Precision Castparts Corp.   200  12,575
Rohr Industries, Inc. (a)  200  4,750
Sundstrand Corp.   600  37,200
Textron, Inc.   200  14,013
Wyman-Gordon Co. (a)  200  5,300
  73,838
AIRCRAFT ENGINES & PARTS - 1.7%
AlliedSignal, Inc.   400  36,900
United Technologies Corp.   400  33,825
  70,725
AIRCRAFT EQUIPMENT - 0.2%
Aviall, Inc. (a)  500  7,469
MISSILES & SPACE VEHICLES - 0.3%
Thiokol Corp.   200  14,863
TOTAL AEROSPACE & DEFENSE   385,472
AIR TRANSPORTATION - 2.1%
AIR TRANSPORT, MAJOR NATIONAL - 2.1%
AMR Corp. (a)  500  53,781
America West Holding Corp. Class B (a)  800  11,050
Continental Airlines, Inc. Class B (a)  500  18,625
Ryanair Holdings PLC sponsored ADR  200  5,650
  89,106
AUTOS, TIRES, & ACCESSORIES - 5.4%
AUTO & TRUCK PARTS - 1.8%
Borg-Warner Automotive, Inc.   200  11,150
Eaton Corp.   200  18,063
SPX Corp.   700  36,400
Wynn's International, Inc.   300  9,000
  74,613
MOTOR VEHICLES & CAR BODIES - 3.6%
Chrysler Corp.   1,600  59,400
Ford Motor Co.   1,600  65,400
Honda Motor Co., Ltd. ADR  200  13,213
Lear Corp. (a)  300  14,363
  152,376
TOTAL AUTOS, TIRES, & ACCESSORIES   226,989
BUILDING MATERIALS - 1.7%
AIRCONDITIONING EQUIPMENT - 0.7%
American Standard Companies, Inc. (a)  400  19,875
York International Corp.   200  9,663
  29,538
PAINT & VARNISH - 0.7%
Lilly Industrial Coatings, Inc. Class A  800  17,850
Sherwin-Williams Co.   300  9,619
  27,469
PLUMBING SUPPLIES - WHOLESALE - 0.3%
Masco Corp.   300  14,063
TOTAL BUILDING MATERIALS   71,070

 SHARES VALUE (NOTE 1)
CHEMICALS & PLASTICS - 9.4%
ADHESIVES & SEALANTS - 0.9%
Ferro Corp.   500 $ 18,531
Nalco Chemical Co.   500  20,406
  38,937
AGRICULTURAL CHEMICALS - 0.3%
OM Group, Inc.   300  10,369
CHEMICALS - 5.3%
Cytec Industries, Inc. (a)  800  31,600
du Pont (E.I.) de Nemours & Co.   1,500  100,406
Monsanto Co.   1,600  79,700
NL Industries, Inc.   900  11,925
  223,631
INDUSTRIAL GASES - 1.2%
Air Products & Chemicals, Inc.   300  26,456
Praxair, Inc.  400  22,050
  48,506
PLASTICS & SYNTHETIC RESINS - 0.2%
Spartech Corp.  600  9,225
UNSUPPORTED PLASTICS FILM & SHEET - 1.5%
Sealed Air Corp. (a)  200  9,375
W.R. Grace & Co.  900  55,350
  64,725
TOTAL CHEMICALS & PLASTICS   395,393
COMMUNICATIONS EQUIPMENT - 0.2%
TELEPHONE EQUIPMENT - 0.2%
Perceptron, Inc. (a)  300  9,863
COMPUTERS & OFFICE EQUIPMENT - 0.7%
OFFICE AUTOMATION - 0.7%
Pitney Bowes, Inc.   400  30,050
CONSTRUCTION - 0.4%
GENERAL BUILDING - 0.1%
D.R. Horton, Inc.   600  7,200
OPERATIVE BUILDERS - 0.3%
Kaufman & Broad Home Corp.   500  10,688
TOTAL CONSTRUCTION   17,888
CONSUMER DURABLES - 2.5%
MANUFACTURING INDUSTRIES - 2.5%
Minnesota Mining & Manufacturing Co.   1,100  104,225
CONSUMER ELECTRONICS - 0.5%
APPLIANCES - 0.5%
Maytag Co.   500  14,594
Whirlpool Corp.   100  5,000
  19,594
DEFENSE ELECTRONICS - 1.4%
Litton Industries, Inc. (a)  400  20,775
Northrop Grumman Corp.   200  23,025
Raytheon Co.   300  16,763
  60,563
ELECTRIC UTILITY - 0.2%
COGENERATION-SM POWER PRODUCER - 0.2%
Ogden Corp.   400  8,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRICAL EQUIPMENT - 11.8%
ELECTRICAL MACHINERY - 10.8%
Emerson Electric Co.   1,600 $ 94,400
General Electric Co.   3,700  259,683
Westinghouse Electric Corp.   4,200  101,063
  455,146
TV & RADIO COMMUNICATION EQUIPMENT - 1.0%
Gilat Satellite Networks Ltd. (a)  1,100  39,463
TOTAL ELECTRICAL EQUIPMENT   494,609
ENGINEERING - 1.7%
ARCHITECTS & ENGINEERS - 1.7%
EG & G, Inc.   400  8,200
Fluor Corp.   1,000  61,500
  69,700
HOLDING COMPANIES - 1.1%
HOLDING COMPANY OFFICES - 1.1%
Norfolk Southern Corp.   400  44,300
HOUSEHOLD PRODUCTS - 0.1%
MANUFACTURED PRODUCTS - 0.1%
Memtec Ltd. sponsored ADR   200  5,500
INDUSTRIAL MACHINERY & EQUIPMENT - 5.1%
ACCESS & MEASUREMENT CUTTING TOOLS - 0.3%
Stanley Works  300  13,594
CONSTRUCTION EQUIPMENT - 1.3%
Caterpillar, Inc.   1,000  56,000
FARM MACHINERY & EQUIPMENT - 1.1%
Case Corp.   700  43,706
GENERAL INDUSTRIAL MACHINERY - 2.3%
Illinois Tool Works, Inc.   600  31,125
Ingersoll-Rand Co.   500  34,031
Tyco International Ltd.   400  32,400
  97,556
INDUSTRIAL MACHINERY - WHOLESALE - 0.1%
JLK Direct Distribution, Inc. Class A (a)  100  2,569
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   213,425
IRON & STEEL - 11.6%
BLAST FURNACES - 1.9%
AK Steel Holding Corp.   200  9,175
Allegheny Teledyne, Inc.   1,200  37,350
Steel Dynamics, Inc. (a)  1,300  34,450
  80,975
FABRICATED METAL PRODUCTS - 0.7%
Aeroquip Vickers, Inc.   200  10,963
SPS Technologies, Inc. (a)  200  16,538
  27,501
IRON & STEEL BLAST FURNACES, MILLS - 5.9%
Inland Steel Industries, Inc.   1,700  38,994
Nucor Corp.   1,100  68,269
Quanex Corp.   4,500  140,063
  247,326
IRON & STEEL FOUNDRIES - 3.0%
Dofasco, Inc.   6,000  127,326

 SHARES VALUE (NOTE 1)
METAL FORGINGS & STAMPINGS - 0.1%
TriMas Corp.   200 $ 5,838
TOTAL IRON & STEEL   488,966
METALS & MINING - 10.1%
ALUMINUM, EXTRUDED PRODUCTS - 1.1%
Alumax, Inc. (a)  1,100  46,613
COPPER ORES - 0.2%
Freeport McMoRan Copper & Gold, Inc.
 Class A  300  8,175
METAL MINING - 1.0%
Phelps Dodge Corp.   500  42,531
METAL ORES - 0.6%
Falconbridge Ltd.   700  15,032
Pechiney SA Class A  200  8,677
  23,709
METALS & MINERALS - WHOLESALE - 0.3%
Elkem ASA  700  13,896
METALS SERVICE CENTERS - WHOLESALE - 0.2%
Ryerson Tull, Inc. Class A (a)  500  8,000
NON-METALLIC MINERAL MINING - 0.2%
Martin Marietta Materials, Inc.   274  9,470
NONFERROUS ROLLING & DRAWING - 1.8%
Essex International, Inc.   1,100  36,575
Special Metals Corp.   400  7,200
Superior Telecom, Inc. (a)  1,100  33,138
  76,913
PRIMARY PRODUCTION OF ALUMINUM - 0.4%
Reynolds Metals Co.   200  15,600
PRIME NONFERROUS SMELTING - 4.1%
Alcan Aluminium Ltd.   1,000  39,177
Aluminum Co. of America  1,000  88,500
Inco Ltd.   1,400  43,168
  170,845
SECONDARY NONFERROUS SMELTING - 0.2%
IMCO Recycling, Inc.   400  7,800
TOTAL METALS & MINING   423,552
PACKAGING & CONTAINERS - 2.6%
GLASS CONTAINERS - 1.6%
Owens-Illinois, Inc. (a)  2,000  69,000
METAL CANS & CONTAINERS - 1.0%
Silgan Holdings, Inc.   1,100  40,494
TOTAL PACKAGING & CONTAINERS   109,494
PAPER & FOREST PRODUCTS - 9.0%
CONVERTED PAPER & PAPERBOARD - 0.5%
Boise Cascade Corp.   500  18,531
LUMBER & WOOD - 0.6%
Weyerhaeuser Co.   400  24,900
PAPER - 6.1%
Champion International Corp.   400  24,800
Chesapeake Corp.   1,500  50,625
Georgia-Pacific Corp.   200  18,888
James River Corp. of Virginia  1,100  45,306
Stone Container Corp.   1,300  21,613
Temple-Inland, Inc.   400  26,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PAPER & FOREST PRODUCTS - CONTINUED
PAPER - CONTINUED
Union Camp Corp.   400 $ 23,425
Westvaco Corp.   700  23,406
Willamette Industries, Inc.   300  22,856
  257,844
PAPER MILLS - 1.3%
Fort Howard Corp. (a)  1,000  55,750
PAPERBOARD MILLS - 0.5%
Mead Corp.   300  21,600
TOTAL PAPER & FOREST PRODUCTS   378,625
PHOTOGRAPHIC EQUIPMENT - 0.2%
Imation Corp. (a)  300  7,369
POLLUTION CONTROL - 1.7%
REFUSE SYSTEMS - 1.4%
Browning-Ferris Industries, Inc.   500  18,500
United Waste Systems, Inc. (a)  300  12,825
Waste Management, Inc.   900  28,800
  60,125
SANITARY SERVICES - 0.3%
USA Waste Services, Inc. (a)  300  12,094
TOTAL POLLUTION CONTROL   72,219
PRINTING - 0.4%
COMMERCIAL PRINTING - 0.4%
Deluxe Corp.  500  16,656
RAILROADS - 4.0%
RAILROAD EQUIPMENT - 0.4%
Bombardier, Inc. Class B  700  16,099
RAILROADS - 3.6%
CSX Corp.  1,600  98,800
Wisconsin Central Transportation Corp. (a)  1,650  51,666
  150,466
TOTAL RAILROADS   166,565
SHIP BUILDING & REPAIR - 1.3%
SHIP BUILDERS - 1.3%
Avondale Industries, Inc. (a)  900  20,644
General Dynamics Corp.   300  26,550
Newport News Shipbuilding, Inc.   400  8,225
  55,419
TEXTILES & APPAREL - 0.6%
COTTON MILLS - 0.2%
Galey & Lord, Inc. (a)  400  6,750
TEXTILE MILL PRODUCTS - 0.4%
Unifi, Inc.   500  19,094
TOTAL TEXTILES & APPAREL   25,844
TRUCKING & FREIGHT - 1.8%
AIR COURIER SERVICES - 0.2%
CNF Transportation, Inc.   300  10,463
FREIGHT FORWARDING - 0.5%
Air Express International Corp.   300  9,281
Expeditors International of
 Washington, Inc.   300  11,363
  20,644

 SHARES VALUE (NOTE 1)
TRUCKING, LOCAL & LONG DISTANCE - 0.4%
Werner Enterprises, Inc.   700 $ 15,050
TRUCKING, LONG DISTANCE - 0.7%
USFreightways Corp.   400  12,425
Yellow Corp. (a)  700  18,900
  31,325
TOTAL TRUCKING & FREIGHT   77,482
TOTAL COMMON STOCKS
 (Cost $3,318,434)   4,068,338
CASH EQUIVALENTS - 3.2%
Taxable Central Cash Fund (b)
 (Cost $134,952)  134,952  134,952
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,453,386) $ 4,203,290
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $3,459,274. Net unrealized appreciation aggregated $744,016, of which $761,570 related to appreciated investment securities and $17,554 related to depreciated investment securities.
The fund hereby designates approximately $223,000 as a capital gain dividend for the purpose of the dividend paid deduction.
A total of 57%, 56%, and 51% of Class A's, Class T's, and Institutional Class' dividend distributions during the fiscal year qualifies for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
ADVISOR CYCLICAL INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                 $ 4,203,290
(COST $3,453,386) - SEE ACCOMPANYING SCHEDULE

CASH                                                10,866

RECEIVABLE FOR INVESTMENTS SOLD                     14,237

RECEIVABLE FOR FUND SHARES SOLD                     82,604

DIVIDENDS RECEIVABLE                                2,607

INTEREST RECEIVABLE                                 552

PREPAID EXPENSES                                    11,034

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                                          16,501


 TOTAL ASSETS                                       4,341,691

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED       $ 16,749

DISTRIBUTION FEES PAYABLE                967

OTHER PAYABLES AND ACCRUED EXPENSES      31,287

 TOTAL LIABILITIES                                  49,003

NET ASSETS                                         $ 4,292,688

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                    $ 3,120,893

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                421,898


NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                          749,897

AND ASSETS AND LIABILITIES ON
FOREIGN CURRENCIES

NET ASSETS                                         $ 4,292,688


CALCULATION OF MAXIMUM                               $13.80
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($364,562 (DIVIDED BY)
  26,410 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $14.56
 (100/94.75 OF $13.80)

 CLASS T:                                            $13.77
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($1,919,852 (DIVIDED BY)
  139,401 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $14.27
 (100/96.50 OF $13.77)

 CLASS B:                                            $13.75
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($252,068 (DIVIDED BY) 18,329
  SHARES) A

 INSTITUTIONAL CLASS:                                $13.84
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($1,756,206 (DIVIDED BY) 126,880 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997

INVESTMENT INCOME $ 70,876
DIVIDENDS

INTEREST           13,343

 TOTAL INCOME      84,219

EXPENSES

MANAGEMENT FEE                                                      $ 30,106

TRANSFER AGENT FEES                                                  10,791

DISTRIBUTION FEES                                                    6,016

ACCOUNTING FEES AND EXPENSES                                         55,106

NON-INTERESTED TRUSTEES' COMPENSATION                                16

CUSTODIAN FEES AND EXPENSES                                          9,413

REGISTRATION FEES                                                    97,172

AUDIT 20,849

LEGAL 712

MISCELLANEOUS                                                        1,702

 TOTAL EXPENSES BEFORE REDUCTIONS                                    231,883

 EXPENSE REDUCTIONS                                                  (152,519)    79,364

NET INVESTMENT INCOME                                                             4,855

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                               473,728

 FOREIGN CURRENCY TRANSACTIONS                                       (13)         473,715

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                               749,904

 ASSETS AND LIABILITIES IN                                           (7)          749,897
 FOREIGN CURRENCIES

NET GAIN (LOSS)    1,223,612

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 1,228,467



STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JULY 31,
                                    1997

OPERATIONS                                                          $ 4,855
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                            473,715

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                749,897

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     1,228,467

DISTRIBUTIONS TO SHAREHOLDERS                                        (10,690)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                              (45,982)

 TOTAL DISTRIBUTIONS                                                 (56,672)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                         3,118,751

REDEMPTION FEES                                                      2,142

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            4,292,688

NET ASSETS

 BEGINNING OF PERIOD                                                 -

 END OF PERIOD                                                      $ 4,292,688

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                 (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                      3.89

 TOTAL FROM INVESTMENT OPERATIONS                             3.88

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                   (.01)

 FROM NET REALIZED GAIN                                       (.08)

 TOTAL DISTRIBUTIONS                                          (.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                      .01

NET ASSET VALUE, END OF PERIOD                               $ 13.80

TOTAL RETURN B, C                                             39.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 365

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       1.75% A,
  F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
1.73% A,
  G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS   (.09)% A

PORTFOLIO TURNOVER                                            155% A

AVERAGE COMMISSION RATE H                                    $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31,

1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO

VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH

COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - CLASS T
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                     (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                          3.89

 TOTAL FROM INVESTMENT OPERATIONS                                 3.85

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                       (.01)

 FROM NET REALIZED GAIN                                           (.08)

 TOTAL DISTRIBUTIONS                                              (.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                          .01

NET ASSET VALUE, END OF PERIOD                                   $ 13.77

TOTAL RETURN B, C                                                 38.81%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                          $ 1,920

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.00% A,
      F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS  1.97% A,
      G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (.37)% A

PORTFOLIO TURNOVER                                                155% A

AVERAGE COMMISSION RATE H                                        $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF

LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY

31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS

ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5
OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - CLASS B
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.56

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                     (.06)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                          2.25

 TOTAL FROM INVESTMENT OPERATIONS                                 2.19

REDEMPTION FEES ADDED TO PAID IN CAPITAL                          -

NET ASSET VALUE, END OF PERIOD                                   $ 13.75

TOTAL RETURN B, C                                                 18.94%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                          $ 252

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.50% A,
      F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS  2.45% A,
      G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (1.11)% A

PORTFOLIO TURNOVER                                                155% A

AVERAGE COMMISSION RATE H                                        $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR

PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO

JULY 31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS

ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5
OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       3.91

 TOTAL FROM INVESTMENT OPERATIONS                              3.94

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                    (.02)

 FROM NET REALIZED GAIN                                        (.08)

 TOTAL DISTRIBUTIONS                                           (.10)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                       -

NET ASSET VALUE, END OF PERIOD                                $ 13.84

TOTAL RETURN B, C                                              39.64%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 1,756

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.50% A,
   F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
 1.48% A,
   G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           .25% A

PORTFOLIO TURNOVER                                             155% A

AVERAGE COMMISSION RATE H                                     $ .0210

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET

INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD
SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997. F FMR AGREED TO REIMBURSE A

PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JULY 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June, 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $10,211,776 and $7,367,069, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the aver age net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 606     $ 606

CLASS T     4,874     4,874

CLASS B     536       151

           $ 6,016   $ 5,631

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 8,537    $ 5,375

CLASS T     8,587      6,383

CLASS B     50         0
                      *

           $ 17,174   $ 11,758

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER    AMOUNT     % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC  **   $ 1,392    .58% *

CLASS T ***             FIIOC  **    3,853     .40% *

CLASS B                 FIIOC  **    265       .43% *

INSTITUTIONAL CLASS     FIIOC  **    5,281     .14% *

                                    $ 10,791

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
 HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE
 SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $629 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 34,280

CLASS T                2.00%          42,467

CLASS B                2.50%          13,104

INSTITUTIONAL CLASS    1.50%          61,466

                                     $ 151,317

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $429 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $391 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

INSTITUTIONAL CLASS    $ 382

6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 35.2% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totalling 14.8%.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEAR ENDED
                              JULY 31,
                              1997 A, B

CLASS A

FROM NET INVESTMENT INCOME    $ 210

FROM NET REALIZED GAIN         1,679

TOTAL                         $ 1,889

CLASS T

FROM NET INVESTMENT INCOME    $ 596

FROM NET REALIZED GAIN         4,766

TOTAL                         $ 5,362

CLASS B

FROM NET INVESTMENT INCOME    $ -

FROM NET REALIZED GAIN         -

TOTAL                         $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 9,884

FROM NET REALIZED GAIN         39,537

TOTAL                         $ 49,421

                              $ 56,672

A DISTRIBUTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES       DOLLARS

                                 YEAR ENDED   YEAR ENDED
                                 JULY 31,     JULY 31,

                                 1997 A, B    1997 A, B

CLASS A                           29,864      $ 317,058
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     169          1,885

SHARES REDEEMED                   (3,623)      (42,214)

NET INCREASE (DECREASE)           26,410      $ 276,729

CLASS T                           159,328     $ 1,808,520
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     440          4,903

SHARES REDEEMED                   (20,367)     (254,181)

NET INCREASE (DECREASE)           139,401     $ 1,559,242

CLASS B                           18,329      $ 222,169
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -            -

SHARES REDEEMED                   -            -

NET INCREASE (DECREASE)           18,329      $ 222,169

INSTITUTIONAL CLASS               595,951     $ 6,237,387
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     4,432        49,421

SHARES REDEEMED                   (473,503)    (5,226,197)

NET INCREASE (DECREASE)           126,880     $ 1,060,611

A SHARE TRANSACTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 30,423

CLASS T                 26,681

CLASS B                 12,026

INSTITUTIONAL CLASS     28,042

                       $ 97,172

ADVISOR FINANCIAL SERVICES FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
IMAHDR PRASUN   SHR__CHT 19970731 19970814 160320 S00000000000001
             FA FINANCIAL SERV -CL A     S&P 500
             00183                       SP001
  1996/09/03       9425.00                    10000.00
  1996/09/30      10009.35                    10561.42
  1996/10/31      10546.58                    10852.70
  1996/11/30      11385.40                    11673.05
  1996/12/31      11045.81                    11441.81
  1997/01/31      11631.15                    12156.70
  1997/02/28      11772.76                    12252.00
  1997/03/31      10932.52                    11748.57
  1997/04/30      11829.41                    12449.96
  1997/05/31      12282.57                    13207.91
  1997/06/30      12915.11                    13799.63
  1997/07/31      14265.15                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970814 160322 R00000000000014
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                   LIFE OF
JULY 31, 1997                  FUND

FINANCIAL SERVICES - CLASS A   51.35%

FINANCIAL SERVICES - CLASS A   42.65%
(INCL. 5.75% SALES CHARGE) 1

S&P 500                        48.98%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary. That means if you sell your shares during a sector downturn, you might lose money. But if you can identify a sector that is about to experience rapid growth you may have the potential for above-average gains.
(checkmark)
1 HAD THE FORMER 5.25% SALES CHARGE BEEN REFLECTED, THE CUMULATIVE LIFE OF FUND RETURN WOULD HAVE BEEN 43.41%.
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class A on September 3, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $14,265 - a 42.65% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                     % FUND'S
                                     INVESTMENTS

FIRST CHICAGO NBD CORP.              4.9

BANC ONE CORP.                       4.9

CITICORP                             4.7

NORTHERN TRUST CORP.                 4.7

AMERICAN INTERNATIONAL GROUP, INC.   4.5

ASSOCIATES FIRST CAPITAL CORP.       4.5

HOUSEHOLD INTERNATIONAL, INC.        4.4

NATIONSBANK CORP.                    4.4

BANKAMERICA CORP.                    4.3

MBNA CORP.                           4.2

TOP INDUSTRIES AS OF JULY 31, 1997
NATIONAL COMMERCIAL
BANKS 35.7%
PERSONAL CREDIT
INSTITUTIONS 17.4%
PROPERTY-CASUALTY &
REINSURANCE 9.6%
FINANCIAL SERVICES 8.9%
STATE BANKS FEDERAL
RESERVE 8.4%
ALL OTHERS 20.0%*
ROW: 1, COL: 1, VALUE: 20.0
ROW: 1, COL: 2, VALUE: 8.4
ROW: 1, COL: 3, VALUE: 8.9
ROW: 1, COL: 4, VALUE: 9.6
ROW: 1, COL: 5, VALUE: 17.4
ROW: 1, COL: 6, VALUE: 35.7
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR FINANCIAL SERVICES FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
IMAHDR PRASUN   SHR__CHT 19970731 19970814 160522 S00000000000001
             FA FINANCIAL SERV -CL T     S&P 500
             00193                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10238.65                    10561.42
  1996/10/31      10788.70                    10852.70
  1996/11/30      11647.55                    11673.05
  1996/12/31      11299.87                    11441.81
  1997/01/31      11889.52                    12156.70
  1997/02/28      12024.84                    12252.00
  1997/03/31      11164.55                    11748.57
  1997/04/30      12082.84                    12449.96
  1997/05/31      12546.82                    13207.91
  1997/06/30      13184.80                    13799.63
  1997/07/31      14567.07                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970814 160524 R00000000000014
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                   LIFE OF
JULY 31, 1997                  FUND

FINANCIAL SERVICES - CLASS T   50.95%

FINANCIAL SERVICES - CLASS T   45.67%
(INCL. 3.50% SALES CHARGE)

S&P 500                        48.98%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $14,567 - a 45.67% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                     % OF FUND'S
                                     INVESTMENTS

FIRST CHICAGO NBD CORP.              4.9

BANC ONE CORP.                       4.9

CITICORP                             4.7

NORTHERN TRUST CORP.                 4.7

AMERICAN INTERNATIONAL GROUP, INC.   4.5

ASSOCIATES FIRST CAPITAL CORP.       4.5

HOUSEHOLD INTERNATIONAL, INC.        4.4

NATIONSBANK CORP.                    4.4

BANKAMERICA CORP.                    4.3

MBNA CORP.                           4.2

TOP INDUSTRIES AS OF JULY 31, 1997
NATIONAL COMMERCIAL
BANKS 35.7%
PERSONAL CREDIT
INSTITUTIONS 17.4%
PROPERTY-CASUALTY &
REINSURANCE 9.6%
FINANCIAL SERVICES 8.9%
STATE BANKS FEDERAL
RESERVE 8.4%
ALL OTHERS 20.0%*
ROW: 1, COL: 1, VALUE: 20.0
ROW: 1, COL: 2, VALUE: 8.4
ROW: 1, COL: 3, VALUE: 8.9
ROW: 1, COL: 4, VALUE: 9.6
ROW: 1, COL: 5, VALUE: 17.4
ROW: 1, COL: 6, VALUE: 35.7
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR FINANCIAL SERVICES FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to March 3, 1997 are those of Class T which bears a .50% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charge included in life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                               LIFE OF
JULY 31, 1997                              FUND

FINANCIAL SERVICES - CLASS B               50.65%

FINANCIAL SERVICES - CLASS B               45.65%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    48.98%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970814 160326 S00000000000001
             FA Financial Serv -CL B     S&P 500
             00163                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10610.00                    10561.42
  1996/10/31      11180.00                    10852.70
  1996/11/30      12070.00                    11673.05
  1996/12/31      11709.71                    11441.81
  1997/01/31      12320.74                    12156.70
  1997/02/28      12460.98                    12252.00
  1997/03/31      11569.48                    11748.57
  1997/04/30      12511.06                    12449.96
  1997/05/31      12991.87                    13207.91
  1997/06/30      13642.97                    13799.63
  1997/07/31      14565.00                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970814 160329 R00000000000014

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $14,565 - a 45.65% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                     % OF FUND'S
                                     INVESTMENTS

FIRST CHICAGO NBD CORP.              4.9

BANC ONE CORP.                       4.9

CITICORP                             4.7

NORTHERN TRUST CORP.                 4.7

AMERICAN INTERNATIONAL GROUP, INC.   4.5

ASSOCIATES FIRST CAPITAL CORP.       4.5

HOUSEHOLD INTERNATIONAL, INC.        4.4

NATIONSBANK CORP.                    4.4

BANKAMERICA CORP.                    4.3

MBNA CORP.                           4.2

TOP INDUSTRIES AS OF JULY 31, 1997
NATIONAL COMMERCIAL
BANKS 35.7%
PERSONAL CREDIT
INSTITUTIONS 17.4%
PROPERTY-CASUALTY &
REINSURANCE 9.6%
FINANCIAL SERVICES 8.9%
STATE BANKS FEDERAL
RESERVE 8.4%
ALL OTHERS 20.0%*
ROW: 1, COL: 1, VALUE: 20.0
ROW: 1, COL: 2, VALUE: 8.4
ROW: 1, COL: 3, VALUE: 8.9
ROW: 1, COL: 4, VALUE: 9.6
ROW: 1, COL: 5, VALUE: 17.4
ROW: 1, COL: 6, VALUE: 35.7
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR FINANCIAL SERVICES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Louis Salemy, Portfolio Manager of Fidelity Advisor Financial Services Fund
Q. HOW DID THE FUND PERFORM, LOUIS?
Q. CAN YOU DESCRIBE THE INVESTING CLIMATE FOR FINANCIAL STOCKS AND HOW IT RELATED TO FUND PERFORMANCE?
A. The interest-rate situation remained relatively moderate through the end of 1996, but this stock-friendly environment didn't last long. Throughout the first quarter of 1997, investors expressed concern over the direction of rates and wondered whether the economy could sustain its steady growth pace. In March, the Federal Reserve Board announced it was raising interest rates by a quarter of a percentage point and, since finance stocks are especially susceptible to rate movement, we witnessed some pretty tough sledding through the end of April. In the spring and early summer, economic news filtered out indicating that while the economy was still growing at a good clip, the pace had slowed some. Additionally, the Fed indicated no desire to raise rates again, as many had suspected. These developments had a favorable effect on the fund's performance, as investors gradually regained confidence in the sector. As a result, financial stocks bounced back through the end of July.
Q. FROM AN OUTSIDER'S PERSPECTIVE, MANY FINANCIAL COMPANIES SEEM TO BE ENGAGED IN SIMILAR BUSINESSES. WHEN YOU'RE LOOKING OVER POTENTIAL BUYS, WHAT SETS A GOOD OPPORTUNITY APART FROM THE REST OF THE PACK?
A. I look primarily for companies that have good internal growth prospects. Companies that are investing in themselves - that is, devoting capital to their existing businesses - frequently exhibit strong revenue growth. I also look for companies that distinguish themselves through the services they offer. American Express is a good example. With their credit cards, American Express allows consumers the choice of accepting a full menu of services, just a few or none. American Express then bases its fee structure according to the services chosen. In addition, the company also offers "membership rewards." In exchange for using the card, consumers often get "points" that can be applied to airline miles or toward other types of purchases. This type of creativity often sets one stock apart from another.
Q. THE FINANCIAL INDUSTRY HAS SEEN ITS FAIR SHARE OF MERGER AND ACQUISITION ACTIVITY AND CORPORATE RESTRUCTURINGS OVER THE PAST FEW YEARS. HAS THIS TREND RECEDED?
A. I think it has. There was some takeover activity within the brokerage universe, but many of the deals involved privately held companies. In terms of restructurings, much of the activity has already taken place. Very few companies have a big reorganization ahead of them. If they haven't restructured by now, chances are that someone else has done it for them in the form of an acquisition.
Q. DID YOU PLAY ANY PARTICULAR THEMES DURING THE PERIOD?
A. One that comes to mind concerns consumer credit. Personal bankruptcies - after hitting an all-time high in 1996 and early 1997 - appear to be shrinking and consumer credit growth has slowed dramatically. Credit-card companies have accomplished this mainly by securing their receivables; that is, they're requiring such solid collateral as a home, decreasing the amount of credit available to the consumer and being more aggressive in their debt collection efforts. Some of the fund's top positions - including First Chicago and Household International - have credit-card operations and benefited from this trend.
Q. WHICH INDIVIDUAL STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?
A. The credit-card stocks I just mentioned performed well, as did American Express. Disappointments included Mercury Finance, which ran into accounting problems early in 1997, and Capital One Financial, a credit-card issuer that experienced scaled-back earnings expectations.
Q. WHAT'S YOUR OUTLOOK?
A. I think we'll see a continuation of the benign rate environment that existed at the end of the period, and I fully expect the consumer credit situation to improve. Improving credit conditions would play a big part in prolonging the sector's strong performance.

ADVISOR FINANCIAL SERVICES FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.4%
 SHARES VALUE (NOTE 1)
BANKS - 44.1%
NATIONAL COMMERCIAL BANKS - 35.7%
Banc One Corp.   60,652 $ 3,404,094
Bank of New York Co., Inc.   57,980  2,815,654
BankAmerica Corp.   40,000  3,020,000
Capital One Financial Corp.   45,000  1,656,563
Citicorp  24,365  3,307,549
First Bank System, Inc.   24,000  2,136,000
Fleet Financial Group, Inc.   9,600  651,600
National City Corp.   44,970  2,675,715
NationsBank Corp.   43,060  3,065,334
U.S. Bancorp  5,100  340,425
Wachovia Corp.   30,105  1,941,773
Zions Bancorp  1,200  42,900
  25,057,607
STATE BANKS FEDERAL RESERVE - 8.4%
Barnett Banks, Inc.   45,000  2,562,188
Crestar Financial Corp.   450  21,234
Northern Trust Corp.   60,000  3,300,000
  5,883,422
TOTAL BANKS   30,941,029
COMPUTER SERVICES & SOFTWARE - 0.1%
COMPUTER SERVICES - 0.1%
BancTec, Inc. (a)  2,000  48,875
CREDIT & OTHER FINANCE - 26.3%
FINANCIAL SERVICES - 8.9%
American Express Co.   32,600  2,730,250
Finova Group, Inc.   280  25,270
First Chicago NBD Corp.   45,670  3,465,211
Transamerica Corp.   400  40,350
  6,261,081
PERSONAL CREDIT INSTITUTIONS - 17.4%
Associates First Capital Corp.   47,600  3,138,625
Beneficial Corp.   39,800  2,885,500
Green Tree Financial Corp.   3,035  143,024
Household International, Inc.   24,080  3,118,360
MBNA Corp.   65,000  2,925,000
  12,210,509
TOTAL CREDIT & OTHER FINANCE   18,471,590
FEDERAL SPONSORED CREDIT - 6.4%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 6.4%
Federal Home Loan Mortgage
 Corporation  30,720  1,107,840
Federal National Mortgage Association  49,635  2,348,356
Student Loan Marketing Association  7,000  1,049,563
  4,505,759
INSURANCE - 12.9%
ACCIDENT & HEALTH INSURANCE - 0.4%
Aetna, Inc.   600  68,363
Provident Companies, Inc.   2,250  142,594
UICI (a)  1,600  50,000
  260,957
INSURANCE CARRIERS - 1.2%
AFLAC, Inc.   2,200  122,650
AMBAC, Inc.   5,800  494,088
MGIC Investment Corp.   4,400  231,275
  848,013

 SHARES VALUE (NOTE 1)
LIFE INSURANCE - 1.6%
American Bankers Insurance Group, Inc.   2,600 $ 175,988
Aon Corp.   3,000  168,000
Penncorp. Financial Group, Inc.   1,425  52,636
Providian Financial Corp.   9,505  372,477
UNUM Corp.   8,400  373,800
  1,142,901
MULTI-LINE INSURANCE - 0.1%
CIGNA Corp.   200  39,900
PROPERTY-CASUALTY & REINSURANCE - 9.6%
American International Group, Inc.   29,620  3,154,526
Aegon NV (Reg.)  4,129  313,288
Allstate Corp.   35,285  2,787,515
Berkley (W.R.) Corp.   2,000  115,500
Hartford Financial Services Group, Inc.   1,600  139,400
Progressive Corp.   2,200  235,950
  6,746,179
TOTAL INSURANCE   9,037,950
REAL ESTATE INVESTMENT TRUSTS - 0.4%
IRT Property Co.   20,000  256,250
SECURITIES INDUSTRY - 1.2%
SECURITY & COMMODITY BROKERS - 0.3%
Legg Mason, Inc.   2,500  153,594
Merrill Lynch & Co., Inc.   760  53,533
  207,127
SECURITY BROKERS & DEALERS - 0.9%
Lehman Brothers Holdings, Inc.   12,000  597,750
Morgan Stanley Dean Witter Discover
 and Co.   660  34,526
  632,276
TOTAL SECURITIES INDUSTRY   839,403
TOTAL COMMON STOCKS
 (Cost $52,087,096)   64,100,856
CASH EQUIVALENTS - 8.6%
Taxable Central Cash Fund (b)
 (Cost $6,048,731)  6,048,731  6,048,731
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $58,135,827) $ 70,149,587
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $58,195,295. Net unrealized appreciation aggregated $11,954,292, of which $12,109,290 related to appreciated investment securities and $154,998 related to depreciated investment securities.
The fund hereby designates approximately $10,000 as a capital gain dividend for the purpose of the dividend paid deduction.
A total of 100%, 100%, and 96% of Class A's, Class T's, and Institutional Class' dividend distributions during the fiscal year qualifies for the dividends-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
ADVISOR FINANCIAL SERVICES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                  $ 70,149,587
(COST $58,135,827) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                                      1,407,278

DIVIDENDS RECEIVABLE  65,603

INTEREST RECEIVABLE   29,258

PREPAID EXPENSES      11,033

 TOTAL ASSETS         71,662,759

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                     $ 1,711,529

PAYABLE FOR FUND SHARES REDEEMED                                       68,646

ACCRUED MANAGEMENT FEE                                                 26,009

DISTRIBUTION FEES PAYABLE                                              26,466

OTHER PAYABLES AND ACCRUED EXPENSES                                    57,017

 TOTAL LIABILITIES    1,889,667

NET ASSETS           $ 69,773,092

NET ASSETS CONSIST OF:

PAID IN CAPITAL      $ 57,659,787

UNDISTRIBUTED NET INVESTMENT INCOME                                                  86,089

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                    13,456

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                            12,013,760

NET ASSETS           $ 69,773,092


CALCULATION OF MAXIMUM                               $15.11
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($6,275,026 (DIVIDED BY)
  415,259 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $15.95
 (100/94.75 OF $15.11)

 CLASS T:                                            $15.07
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($52,003,160 (DIVIDED BY)
  3,451,219 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $15.62
 (100/96.50 OF $15.07)

 CLASS B:                                            $15.04
 NET ASSET VALUE AND OFFERING PRICE
  PER SHARE ($7,736,849 (DIVIDED BY)
  514,542 SHARES) A

 INSTITUTIONAL CLASS:                                $15.14
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($3,758,057 (DIVIDED BY) 248,298 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997

INVESTMENT INCOME             $ 434,500
DIVIDENDS

INTEREST                       158,722

 TOTAL INCOME                  593,222

EXPENSES

MANAGEMENT FEE    $ 156,182

TRANSFER AGENT FEES71,040

DISTRIBUTION FEES  121,702

ACCOUNTING FEES AND EXPENSES                                                      55,208

NON-INTERESTED TRUSTEES' COMPENSATION                                             80

CUSTODIAN FEES AND EXPENSES                                                       8,064

REGISTRATION FEES  117,979

AUDIT              20,069

LEGAL              977

MISCELLANEOUS      5,216

 TOTAL EXPENSES BEFORE REDUCTIONS                                                 556,517

 EXPENSE REDUCTIONS(64,069)    492,448

NET INVESTMENT INCOME          100,774

REALIZED AND UNREALIZED GAIN (LOSS)                                                           27,297
NET REALIZED GAIN (LOSS) ON
INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                 12,013,760

NET GAIN (LOSS)                12,041,057

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 12,141,831


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JULY 31,
                                    1997


OPERATIONS    $ 100,774
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                     27,297

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                         12,013,760

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              12,141,831

DISTRIBUTIONS TO SHAREHOLDERS                                                 (14,685)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                       (13,841)

 TOTAL DISTRIBUTIONS                                                          (28,526)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                  57,645,194

REDEMPTION FEES14,593

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     69,773,092

NET ASSETS

 BEGINNING OF PERIOD                                                          -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $86,089)    $ 69,773,092



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                             .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)                           5.06

 TOTAL FROM INVESTMENT OPERATIONS                                  5.12

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                        (.01)

 FROM NET REALIZED GAIN                                            (.01)

 TOTAL DISTRIBUTIONS                                               (.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                           .01

NET ASSET VALUE, END OF PERIOD                                    $ 15.11

TOTAL RETURN B, C                                                  51.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                           $ 6,275

RATIO OF EXPENSES TO AVERAGE NET ASSETS                            1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS   1.73% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS               .55% A

PORTFOLIO TURNOVER                                                 26% A

AVERAGE COMMISSION RATE H                                         $ .0348

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31,

1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES  TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED

INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH
COMMISSIONS ARE CHARGED.  THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.




FINANCIAL HIGHLIGHTS - CLASS T
                           YEAR ENDED
                           JULY 31,

SELECTED PER-SHARE DATAD   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                     .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                   5.04

 TOTAL FROM INVESTMENT OPERATIONS                          5.08

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                (.01)

 FROM NET REALIZED GAIN                                    (.01)

 TOTAL DISTRIBUTIONS                                       (.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                   .01

NET ASSET VALUE, END OF PERIOD                            $ 15.07

TOTAL RETURN B, C                                          50.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                   $ 52,003

RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.94% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
1.91% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       .37% A

PORTFOLIO TURNOVER                                         26% A

AVERAGE COMMISSION RATE G                                 $ .0348

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF

LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31,

1997. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION

RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES

MAY DIFFER.



FINANCIAL HIGHLIGHTS - CLASS B
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 12.56

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                        (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.50

 TOTAL FROM INVESTMENT OPERATIONS                                    2.48

REDEMPTION FEES ADDED TO PAID IN CAPITAL                             -

NET ASSET VALUE, END OF PERIOD                                      $ 15.04

TOTAL RETURN B, C                                                    19.75%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 7,737

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.49% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.37)% A

PORTFOLIO TURNOVER                                                   26% A

AVERAGE COMMISSION RATE H                                           $ .0348



A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR

PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES)

TO JULY 31, 1997. F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES  TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS

ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5
OF NOTES TO FINANCIAL STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES
ON WHICH COMMISSIONS ARE CHARGED.  THIS AMOUNT  MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 E




NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                            .10

 NET REALIZED AND UNREALIZED GAIN (LOSS)                          5.06

 TOTAL FROM INVESTMENT OPERATIONS                                 5.16

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                       (.02)

 FROM NET REALIZED GAIN                                           (.01)

 TOTAL DISTRIBUTIONS                                              (.03)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                          .01

NET ASSET VALUE, END OF PERIOD                                   $ 15.14

TOTAL RETURN B, C                                                 51.78%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                          $ 3,758

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS  1.47% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS              .85% A

PORTFOLIO TURNOVER                                                26% A

AVERAGE COMMISSION RATE H                                        $ .0348

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FOR THE
PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997. F FMR AGREED TO

REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES  TO FINANCIAL STATEMENTS). G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS

WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED.
THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JULY 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June, 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $58,711,557 and $6,651,758, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 6,571     $ 6,571

CLASS T     100,249     100,249

CLASS B     14,882      3,410

           $ 121,702   $ 110,230

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 89,581    $ 65,700

CLASS T     266,965     186,812

CLASS B     1,297       0*

           $ 357,843   $ 252,512

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER    AMOUNT     % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC  **   $ 7,872    .30% *

CLASS T ***             FIIOC  **    55,535    .28% *

CLASS B                 FIIOC  **    4,283     .31% *

INSTITUTIONAL CLASS     FIIOC  **    3,350     .17% *

                                    $ 71,040

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
 HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE
 SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $6,594 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 26,073

CLASS T                2.00%          -

CLASS B                2.50%          9,572

INSTITUTIONAL CLASS    1.50%          22,629

                                     $ 58,274

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $5,637 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $103 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

INSTITUTIONAL CLASS    $ 55

6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 10.3% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEAR ENDED
                              JULY 31,
                              1997 A, B

CLASS A

FROM NET INVESTMENT INCOME    $ 1,796

FROM NET REALIZED GAIN         1,792

TOTAL                         $ 3,588

CLASS T

FROM NET INVESTMENT INCOME    $ 11,192

FROM NET REALIZED GAIN         11,200

TOTAL                         $ 22,392

CLASS B

FROM NET INVESTMENT INCOME    $ -

FROM NET REALIZED GAIN         -

TOTAL                         $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 1,697

FROM NET REALIZED GAIN         849

TOTAL                         $ 2,546

                              $ 28,526

A DISTRIBUTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES       DOLLARS

                                 YEAR ENDED   YEAR ENDED
                                 JULY 31,     JULY 31,

                                 1997 A, B    1997 A, B

CLASS A                           442,563     $ 5,416,102
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     294          3,494

SHARES REDEEMED                   (27,598)     (358,033)

NET INCREASE (DECREASE)           415,259     $ 5,061,563

CLASS T                           3,898,064   $ 48,519,698
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,650        19,567

SHARES REDEEMED                   (448,495)    (5,662,098)

NET INCREASE (DECREASE)           3,451,219   $ 42,877,167

CLASS B                           528,089     $ 6,961,044
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     -            -

SHARES REDEEMED                   (13,547)     (182,473)

NET INCREASE (DECREASE)           514,542     $ 6,778,571

INSTITUTIONAL CLASS               324,063     $ 3,934,976
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     215          2,546

SHARES REDEEMED                   (75,980)     (1,009,629)

NET INCREASE (DECREASE)           248,298     $ 2,927,893

A SHARE TRANSACTIONS FOR CLASS A, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 32,019

CLASS T                 43,467

CLASS B                 13,889

INSTITUTIONAL CLASS     28,604

                       $ 117,979


ADVISOR HEALTH CARE FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Effective August 1, 1997, the maximum 5.25% sale charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                   LIFE OF
JULY 31, 1997                  FUND

HEALTH CARE - CLASS A          41.00%

HEALTH CARE - CLASS A          32.89%
(INCL. 5.75% SALES CHARGE) 1

S&P 500                        48.98%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary. That means if you sell your shares during a sector downturn, you might lose money. But if you can identify a sector that is about to experience rapid growth you may have the potential for above-average gains.
(checkmark)
1 HAD THE FORMER 5.25% SALES CHARGE BEEN REFLECTED, THE CUMULATIVE LIFE OF FUND RETURN WOULD HAVE BEEN 33.60%.
$10,000 OVER LIFE OF FUND

Fidelity Adv Health Care - CL A Standard & Poor's 500
$14,898
$13,289
$
1996 1997
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class A on September 3, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $13,289 - a 32.89% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898
- a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                               % OF FUND'S
                               INVESTMENTS

American Home Products Corp.   8.9

Schering-Plough Corp.          7.9

Warner-Lambert Co.             7.1

Bristol-Myers Squibb Co.       6.4

Lilly (Eli) & Co.              6.1

Merck & Co., Inc.              4.8

Johnson & Johnson              3.1

Abbott Laboratories            2.9

Baxter International, Inc.     2.5

Medtronic, Inc.                1.7

TOP INDUSTRIES AS OF JULY 31, 1997
Drugs 50.7%
Medical Supplies &
Appliances 12.8%
Medical Technology 5.3%
Biotechnology 4.8%
Hospitals 4.8%
All Others 21.6% *
Row: 1, Col: 1, Value: 21.6
Row: 1, Col: 2, Value: 4.8
Row: 1, Col: 3, Value: 4.8
Row: 1, Col: 4, Value: 5.3
Row: 1, Col: 5, Value: 12.8
Row: 1, Col: 6, Value: 50.7
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR HEALTH CARE FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                 LIFE OF
JULY 31, 1997                FUND

HEALTH CARE - CLASS T        40.50%

HEALTH CARE - CLASS T        35.58%
(INCL. 3.50% SALES CHARGE)

S&P 500                      48.98%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of long-term growth and
short-term volatility. Unlike the broader market,
however, some sectors may not have a history
of growth in the long run. And, as with all stock
funds, the share price and return of a fund that
invests in a sector will vary. That means if you
sell your shares during a sector downturn, you
might lose money. But if you can identify a
sector that is about to experience rapid growth
you may have the potential for above-average
gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970812 152505 S00000000000001
             FA Health Care -CL T        S&P 500
             00191                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10286.90                    10561.42
  1996/10/31      10055.30                    10852.70
  1996/11/30      10566.75                    11673.05
  1996/12/31      10624.65                    11441.81
  1997/01/31      11271.20                    12156.70
  1997/02/28      11396.65                    12252.00
  1997/03/31      10779.05                    11748.57
  1997/04/30      11319.45                    12449.96
  1997/05/31      12178.30                    13207.91
  1997/06/30      13075.75                    13799.63
  1997/07/31      13558.25                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970812 152508 R00000000000014

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $13,558 - a 35.58% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898
- a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                               % OF FUND'S
                               INVESTMENTS

American Home Products Corp.   8.9

Schering-Plough Corp.          7.9

Warner-Lambert Co.             7.1

Bristol-Myers Squibb Co.       6.4

Lilly (Eli) & Co.              6.1

Merck & Co., Inc.              4.8

Johnson & Johnson              3.1

Abbott Laboratories            2.9

Baxter International, Inc.     2.5

Medtronic, Inc.                1.7

TOP INDUSTRIES AS OF JULY 31, 1997
Drugs 50.7%
Medical Supplies &
Appliances 12.8%
Medical Technology 5.3%
Biotechnology 4.8%
Hospitals 4.8%
All Others 21.6% *
Row: 1, Col: 1, Value: 21.6
Row: 1, Col: 2, Value: 4.8
Row: 1, Col: 3, Value: 4.8
Row: 1, Col: 4, Value: 5.3
Row: 1, Col: 5, Value: 12.8
Row: 1, Col: 6, Value: 50.7
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR HEALTH CARE FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to March 3, 1997 are those of Class T which bears a .50% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charge included in life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                               LIFE OF
JULY 31, 1997                              FUND

HEALTH CARE - CLASS B                      40.10%

HEALTH CARE - CLASS B                      35.10%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    48.98%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of long-term growth and
short-term volatility. Unlike the broader market,
however, some sectors may not have a history
of growth in the long run. And, as with all stock
funds, the share price and return of a fund that
invests in a sector will vary. That means if you
sell your shares during a sector downturn, you
might lose money. But if you can identify a
sector that is about to experience rapid growth
you may have the potential for above-average
gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970812 152501 S00000000000001
             FA Health Care -CL B        S&P 500
             00164                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10660.00                    10561.42
  1996/10/31      10420.00                    10852.70
  1996/11/30      10950.00                    11673.05
  1996/12/31      11010.00                    11441.81
  1997/01/31      11680.00                    12156.70
  1997/02/28      11810.00                    12252.00
  1997/03/31      11170.00                    11748.57
  1997/04/30      11720.00                    12449.96
  1997/05/31      12600.00                    13207.91
  1997/06/30      13530.00                    13799.63
  1997/07/31      14010.00                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970812 152505 R00000000000014

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $13,510 - a 35.10% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                               % OF FUND'S
                               INVESTMENTS

American Home Products Corp.   8.9

Schering-Plough Corp.          7.9

Warner-Lambert Co.             7.1

Bristol-Myers Squibb Co.       6.4

Lilly (Eli) & Co.              6.1

Merck & Co., Inc.              4.8

Johnson & Johnson              3.1

Abbott Laboratories            2.9

Baxter International, Inc.     2.5

Medtronic, Inc.                1.7

TOP INDUSTRIES AS OF JULY 31, 1997
Drugs 50.7%
Medical Supplies &
Appliances 12.8%
Medical Technology 5.3%
Biotechnology 4.8%
Hospitals 4.8%
All Others 21.6% *
Row: 1, Col: 1, Value: 21.6
Row: 1, Col: 2, Value: 4.8
Row: 1, Col: 3, Value: 4.8
Row: 1, Col: 4, Value: 5.3
Row: 1, Col: 5, Value: 12.8
Row: 1, Col: 6, Value: 50.7
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR HEALTH CARE FUND
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Beso Sikharulidze became Portfolio Manager of Fidelity Advisor Health Care Fund on June 2, 1997.
Q. HOW DID THE FUND PERFORM, BESO?
A. From inception on September 3, 1996 through July 31, 1997, the fund's Class A , Class T and Class B shares returned 41.00%, 40.50% and 40.10%, respectively. By comparison, the Standard & Poor's 500 Index returned 48.98%.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500 DURING THE PERIOD?
A. Much of the S&P 500's strong performance was driven by a narrow group of the larger-cap stocks in the index. If you had exposure to smaller-cap stocks, like this fund did, you underperformed the benchmark. Also, the health care sector does not include a lot of the technology stocks, such as Microsoft, or other big names in the index, such as General Electric, that really drove the performance of the index. Larger-cap health care stocks, particularly pharmaceuticals, performed very well during the period, but the overall health care sector wasn't strong enough to beat the S&P 500.
Q. WHAT FACTORS HELPED HEALTH CARE STOCKS DURING THE PERIOD?
A. Pharmaceutical companies have reaped the benefits of some new trends in the industry, including acceleration of reviews by the Food and Drug Administration (FDA) and allowances for direct-to-consumer marketing of drugs. Considering drugs are moving through the FDA review process more quickly, they're coming to market sooner. And that's good news for pharmaceutical companies that are spending a lot of money on research and development. Direct marketing also has allowed companies to introduce new categories of drugs to consumers, such as those that lower cholesterol. As a result, people are visiting their doctors and saying that they'd like to try a certain antihistamine or antidepressant, for example, rather than waiting for the doctor to prescribe something. This trend is triggering demand for new drugs and accelerating unit volume growth. We've also seen a revolution in medical devices, especially cardiac devices that are making surgery easier, more accurate and more effective.
Q. WERE THERE ANY PARTICULAR STOCKS THAT STOOD OUT DURING THE
PERIOD?
A. At the end of the period, about 9% of the fund's portfolio was invested in American Home Products, a large pharmaceutical firm that also has an animal health business and crop protection operations. I liked the company because its business prospects were strong and the stock's relative valuation in the pharmaceutical sector was attractive. The company's shares appreciated considerably during the period. Five of the fund's top 10 holdings were pharmaceutical stocks, including American Home Products, Schering-Plough, Warner-Lambert, Bristol-Myers Squibb and Eli Lilly
- all of which helped the fund's performance during the period. Medtronic, a maker of cardiac devices, also performed well, benefiting from the demand for innovative products.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Amgen's stock basically was flat during the period. I expected biotechnology companies to get a boost from faster drug-approval activity by the FDA. However, these companies did not benefit from this development like the pharmaceutical companies did. In addition, Columbia/HCA performed poorly as an investigation into the company's billing practices progressed. However, the effect on the fund was minimal since that holding accounted for only a little more than 1% of the portfolio by the end of the period.
Q. WHAT IS YOUR OUTLOOK FOR THE HEALTH CARE SECTOR?
A. I'm optimistic about health care stocks over the next six to 12 months. Pharmaceutical companies should continue to do well on the strength of their business prospects, and I think medical device companies will continue to benefit from product innovations. Overall, the health care sector should be strong. Even if the economy slows down, the sector can still be a strong performer since demand for health services remains fairly constant in any environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: September 3, 1996
SIZE: as of July 31, 1997, more than
$69 million
MANAGER: Beso Sikharulidze, since June
1997; joined Fidelity in 1992
(checkmark)
ADVISOR HEALTH CARE FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.3%
 SHARES VALUE (NOTE 1)
CHEMICALS & PLASTICS - 1.4%
CHEMICALS - 1.4%
AKZO NV sponsored ADR  8,200 $ 638,575
Hoechst AG Ord.   6,700  311,992
  950,567
COMPUTER SERVICES & SOFTWARE - 0.8%
COMPUTER SERVICES - 0.8%
HBO & Co.   7,400  572,575
DRUGS & PHARMACEUTICALS - 58.6%
BIOTECHNOLOGY - 4.8%
Amgen, Inc.   12,800  752,800
COR Therapeutics, Inc. (a)   9,300  99,975
Cytyc Corp. (a)  19,300  451,138
Elf Sanofi SA  2,300  241,564
Genentech, Inc. special (a)  3,600  207,900
Gilead Sciences, Inc. (a)  9,400  265,550
Pharmacia & Upjohn, Inc.   18,000  679,500
Sangstat Medical Corp. (a)  7,000  171,500
Sepracor, Inc. (a)  20,000  502,500
  3,372,427
COMMERCIAL LABORATORY RESEARCH - 0.1%
Millennium Pharmaceuticals, Inc. (a)   2,700  39,488
DRUGS - 50.7%
American Home Products Corp.   75,800  6,248,763
Barr Laboratories, Inc. (a)  16,200  729,000
Bristol-Myers Squibb Co.   57,300  4,494,469
Daiichi Pharmaceutical Co. Ltd.   40,000  714,557
Dura Pharmaceuticals, Inc. (a)   4,000  156,000
Elan Corp. PLC ADR (a)  9,200  437,000
Glaxo PLC sponsored ADR  7,500  318,750
Glaxo Holdings PLC  6,300  133,466
Lilly (Eli) & Co.   38,200  4,316,600
Merck & Co., Inc.   32,600  3,388,363
Novo-Nordisk AS Class B  1,300  136,973
Pfizer, Inc.   10,900  649,913
Rhone Poulenc sponsored ADR
 representing 1/4 share  22,000  948,750
Roche Holding AG participation
 certificates  53  512,818
Sankyo Co. Ltd.   14,000  499,010
Schering-Plough Corp.   101,400  5,532,638
SmithKline Beecham PLC ADR  5,700  554,325
Takeda Chemical Industries Ltd.   15,000  453,760
Warner-Lambert Co.   35,800  5,000,813
Watson Pharmaceuticals, Inc. (a)   4,100  202,950
Yamanouchi Pharmaceutical Co. Ltd.   8,000  215,715
  35,644,633
PHARMACEUTICAL PREPARATIONS - 3.0%
Alpharma, Inc. Class A  4,000  71,750
Andrx Corp.   2,000  66,500
Astra AB Class A Free shares  46,933  839,505
Novartis AG (Reg.)  563  904,003
Zeneca Group PLC Ord.   7,600  251,577
  2,133,335
TOTAL DRUGS & PHARMACEUTICALS   41,189,883
ELECTRONIC INSTRUMENTS - 0.9%
LAB ANALYTICAL INSTRUMENTS - 0.9%
Waters Corp. (a)  17,000  608,808

 SHARES VALUE (NOTE 1)
ELECTRONICS - 0.3%
ELECTRONIC CAPACITORS - 0.3%
Maxwell Technologies, Inc. (a)  8,500 $ 197,625
HOUSEHOLD PRODUCTS - 0.9%
FABRICATED RUBBER PRODUCTS - 0.9%
Safeskin Corp. (a)   20,000  661,250
MEDICAL EQUIPMENT & SUPPLIES - 21.9%
DENTAL EQUIPMENT - 0.5%
Sybron International Corp. (a)   9,200  376,625
DRUG DISTRIBUTORS - WHOLESALE - 1.7%
Bergen Brunswig Corp. Class A  24,375  725,156
McKesson Corp.  5,400  468,113
  1,193,269
MEDICAL SUPPLIES & APPLIANCES - 12.8%
Abbott Laboratories  30,800  2,015,475
Baxter International, Inc.   30,000  1,734,375
Becton, Dickinson & Co.   18,100  970,613
Boston Scientific Corp. (a)  8,900  638,575
Closure Medical Corp.   5,100  138,975
Depuy, Inc. (a)  8,600  210,163
Endovascular Technologies, Inc. (a)   48,500  521,375
Johnson & Johnson  34,900  2,174,706
Sofamor/Danek Group, Inc. (a)   12,300  552,731
  8,956,988
MEDICAL TECHNOLOGY - 5.3%
Arterial Vascular Engineering, Inc. (a)   9,800  376,075
Biomet, Inc.   30,000  598,125
Medtronic, Inc.   14,000  1,221,500
St. Jude Medical, Inc. (a)  14,800  604,025
Sonus Pharmaceuticals, Inc. (a)  8,400  268,800
Stryker Corp.   14,400  561,600
U.S. Surgical Corp.   3,177  117,946
  3,748,071
OPHTHALMIC GOODS - 0.0%
Cooper Companies, Inc.   900  25,200
X-RAY & RELATED APPARATUS - 0.7%
Hologic, Inc. (a)  21,600  464,400
X-RAY ELECTRO-MEDICAL APPARATUS - 0.9%
Guidant Corp.   6,800  620,500
TOTAL MEDICAL EQUIPMENT & SUPPLIES   15,385,053
MEDICAL FACILITIES MANAGEMENT - 9.5%
HOSPITALS - 4.8%
Columbia/HCA Healthcare Corp.   28,000  903,000
HEALTHSOUTH Rehabilitation Corp. (a)   15,700  416,050
Health Management Associates, Inc.
 Class A (a)  9,600  306,600
Quorum Health Group, Inc. (a)   15,600  555,750
Tenet Healthcare Corp. (a)  18,900  565,819
Universal Health Services, Inc.
 Class B (a)  15,000  609,375
  3,356,594
HMO'S & OUTPATIENT CARE - 3.3%
Humana, Inc. (a)   20,900  509,438
Oxford Health Plans, Inc. (a)   10,900  916,281
PacifiCare Health Systems, Inc.
 Class B (a)  2,000  141,500
United HealthCare Corp.   13,100  746,700
  2,313,919
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDICAL FACILITIES MANAGEMENT - CONTINUED
NURSING, PERSONAL CARE FACILITY - 0.8%
NovaCare, Inc. (a)   47,000 $ 608,063
SKILLED NURSING CARE FACILITIES - 0.6%
Beverly Enterprises, Inc. (a)   13,400  206,025
Vencor, Inc. (a)  5,400  217,688
  423,713
TOTAL MEDICAL FACILITIES MANAGEMENT   6,702,289
TOTAL COMMON STOCKS
 (Cost $56,661,665)   66,268,050
CASH EQUIVALENTS - 5.7%
Taxable Central Cash Fund (b)
 (Cost $4,023,758)  4,023,758  4,023,758
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $60,685,423)  $ 70,291,808
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.4%
Japan    2.7
Switzerland   2.0
United Kingdom   1.8
France   1.7
Sweden   1.2
Others (individually less than 1%)   2.2
TOTAL  100.0%
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $60,742,515. Net unrealized appreciation aggregated $9,549,293, of which $10,098,259 related to appreciated investment securities and $548,966 related to depreciated investment securities.
The fund hereby designates approximately $28,000 as a capital gain dividend for the purpose of the dividend paid deduction.
ADVISOR HEALTH CARE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

Investment in securities, at value                    $ 70,291,808
(cost $60,685,423) - See accompanying schedule

Receivable for investments sold                        2,392,915

Receivable for fund shares sold                        887,803

Dividends receivable                                   67,292

Interest receivable                                    23,992

Prepaid expenses                                       11,027

 TOTAL ASSETS                                          73,674,837

LIABILITIES

Payable for investments purchased       $ 3,880,569

Payable for fund shares redeemed         284,751

Accrued management fee                   35,854

Distribution fees payable                24,709

Other payables and accrued expenses      58,861

 TOTAL LIABILITIES                                     4,284,744

NET ASSETS                                            $ 69,390,093

Net Assets consist of:

Paid in capital                                       $ 58,557,677

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions
1,226,031

Net unrealized appreciation (depreciation) on investments
9,606,385

NET ASSETS                                            $ 69,390,093


CALCULATION OF MAXIMUM                                $14.10
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE and redemption
  price per share ($5,488,195 (divided by)
  389,336 shares)

 Maximum offering price per share                     $14.88
 (100/94.75 of $14.10)

 CLASS T:                                             $14.05
 NET ASSET VALUE and redemption
  price per share ($50,868,278 (divided by)
  3,620,934 shares)

 Maximum offering price per share                     $14.56
 (100/96.50 of $14.05)

 CLASS B:                                             $14.01
 NET ASSET VALUE and offering price
per share ($6,159,210 (divided by)
  439,612 shares) A

 INSTITUTIONAL CLASS:                                 $14.12
 NET ASSET VALUE, offering price
  and redemption price per share
  ($6,874,410 (divided by) 486,881 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997

INVESTMENT INCOME              $ 280,357
Dividends

Interest                        133,101

 TOTAL INCOME                   413,458

EXPENSES

Management fee    $ 158,600

Transfer agent fees72,437

Distribution fees  118,360

Accounting fees and expenses                                                      55,207

Non-interested trustees' compensation                                             82

Custodian fees and expenses                                                       20,829

Registration fees  118,266

Audit              20,071

Legal              966

Miscellaneous      5,714

 Total expenses before reductions                                                 570,532

 Expense reductions(64,441      506,091
                         )

NET INVESTMENT INCOME (LOSS)    (92,633
                                      )

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                            1,319,004

 Foreign currency transactions                                                    (340         1,318,664
                       )

Change in net unrealized appreciation (depreciation) on investment securities                  9,606,385

NET GAIN (LOSS)                 10,925,049

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ 10,832,416


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JULY 31,
                                    1997


Operations                                                          $ (92,633
Net investment income (loss)                                        )

 Net realized gain (loss)                                            1,318,664

 Change in net unrealized appreciation (depreciation)                9,606,385

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     10,832,416

Share transactions - net increase (decrease)                         58,550,028

Redemption fees                                                      7,649

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            69,390,093

NET ASSETS

 Beginning of period                                                 -

 End of period                                                      $ 69,390,093



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 H




Net asset value, beginning of period     $ 10.00

Income from Investment Operations

 Net investment income (loss)             (.02)

 Net realized and unrealized gain (loss)  4.12

 Total from investment operations         4.10

Redemption fees added to paid in capital  -

Net asset value, end of period           $ 14.10

TOTAL RETURN B, C                         41.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)  $ 5,488

Ratio of expenses to average net assets   1.75% A,
                                             E

Ratio of expenses to average net assets after expense reductions                                         1.74% A,
                                             F

Ratio of net investment income (loss) to average net assets                                              (.18)% A

Portfolio turnover                        67% A

Average commission rate G                $ .0383

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). F FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5
OF NOTES TO FINANCIAL STATEMENTS). G A
FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER. H FOR THE
PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALES OF CLASS A SHARES) TO JULY 31, 1997.


FINANCIAL HIGHLIGHTS - CLASS T
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 G




Net asset value, beginning of period    $ 10.00

Income from Investment Operations

 Net investment income (loss)            (.04)

 Net realized and unrealized gain (loss) 4.09

 Total from investment operations        4.05

Redemption fees added to paid in capital -

Net asset value, end of period          $ 14.05

TOTAL RETURN B, C                        40.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted) $ 50,868

Ratio of expenses to average net assets  1.97% A

Ratio of expenses to average net assets after expense reductions                                        1.96% A,
                                            E

Ratio of net investment income (loss) to average net assets                                             (.39)% A

Portfolio turnover                       67% A

Average commission rate F               $ .0383

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. G FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE OF
CLASS T SHARES) TO JULY 3, 1997.


FINANCIAL HIGHLIGHTS - CLASS B
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 H




Net asset value, beginning of period $ 11.88

Income from Investment Operations

 Net investment income (loss)         (.05)

 Net realized and unrealized gain (loss)                                                             2.18

 Total from investment operations     2.13

Redemption fees added to paid in capital                                                             -

Net asset value, end of period       $ 14.01

TOTAL RETURN B, C                     17.93%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                             $ 6,159

Ratio of expenses to average net assets                                                              2.50% A,
                                         E

Ratio of expenses to average net assets after expense reductions                                     2.49% A,
                                         F

Ratio of net investment income (loss) to average net assets                                          (.99)% A

Portfolio turnover                    67% A

Average commission rate G            $ .0383

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE
A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). F FMR OR THE FUND
HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY
DIFFER. H FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 H




Net asset value, beginning of period  $ 10.00

Income from Investment Operations

 Net investment income                 .01

 Net realized and unrealized gain (loss)                                                              4.11

 Total from investment operations      4.12

Redemption fees added to paid in capital                                                              -

Net asset value, end of period        $ 14.12

TOTAL RETURN B, C                      41.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                              $ 6,875

Ratio of expenses to average net assets1.50% A,
                                          E

Ratio of expenses to average net assets after expense reductions                                      1.49% A,
                                          F

Ratio of net investment income to average net assets                                                  .08% A

Portfolio turnover                     67% A

Average commission rate G             $ .0383

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID
OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY
DIFFER. H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.


NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the
respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are
apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR)
bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign
currency contracts to facilitate transactions in
foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term
securities, aggregated $73,216,646 and $17,873,985, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500%
to .5200% for the period. The annual individual fund fee rate is
 .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 6,504     $ 6,504

CLASS T     102,090     102,090

CLASS B     9,766       2,442

           $ 118,360   $ 111,036

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 145,733   $ 107,863

CLASS T     289,655     209,976

CLASS B     3,867       0 *

           $ 439,255   $ 317,839

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER    AMOUNT     % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC  **   $ 9,249    .36% *

CLASS T ***            FIIOC  **    55,560    .27% *

CLASS B                FIIOC  **    3,500     .35% *

INSTITUTIONAL CLASS    FIIOC  **    4,128     .17% *

                                   $ 72,437

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC.
(FIIOC), AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY
WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,

 HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE
 SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $5,765 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.75%         $ 30,538

CLASS T                2.00%          -

CLASS B                2.50%          9,502

INSTITUTIONAL CLASS    1.50%          21,470

                                     $ 61,510

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,549 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $347 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

INSTITUTIONAL CLASS    $ 35

6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                           SHARES       DOLLARS

                           YEAR ENDED   YEAR ENDED
                           JULY 31,     JULY 31,

                           1997 A, B    1997 A, B

CLASS A                     450,370     $ 5,183,538
Shares sold

Shares redeemed             (61,034)     (732,928)

Net increase (decrease)     389,336     $ 4,450,610

CLASS T                     3,936,387   $ 46,440,633
Shares sold

Shares redeemed             (315,453)    (3,850,782)

Net increase (decrease)     3,620,934   $ 42,589,851

CLASS B                     445,818     $ 5,752,611
Shares sold

Shares redeemed             (6,206)      (76,107)

Net increase (decrease)     439,612     $ 5,676,504

INSTITUTIONAL CLASS         546,050     $ 6,606,358
Shares sold

Shares redeemed             (59,169)     (773,295)

Net increase (decrease)     486,881     $ 5,833,063

A SHARE TRANSACTIONS FOR CLASS A, CLASS T AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3,1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 32,101

CLASS T                 42,701

CLASS B                 13,795

INSTITUTIONAL CLASS     29,669

                       $ 118,266

ADVISOR NATURAL RESOURCES FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Effective August 1, 1997, the maximum 5.25% sale charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED                                              PAST 1   PAST 5    LIFE OF
JULY 31, 1997                                              YEAR     YEARS     FUND

NATURAL RESOURCES - CLASS A                                24.38%   139.33%   354.17%

NATURAL RESOURCES - CLASS A (INCL. 5.75% SALES CHARGE) 1   17.23%   125.57%   328.05%

S&P 500                                                    52.14%   155.75%   416.62%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 29, 1987. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                                            PAST 1   PAST 5   LIFE OF
JULY 31, 1997                                            YEAR     YEARS    FUND

NATURAL RESOURCES - CLASS A                              24.38%   19.07%   17.08.%

NATURAL RESOURCES - CLASS A (INCL. 5.75% SALES CHARGE)   17.23%   17.67%   16.36%

S&P 500                                                  52.14%   20.66%   18.66%


AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of long-term growth and
short-term volatility. Unlike the broader market,
however, some sectors may not have a history
of growth in the long run. And, as with all stock
funds, the share price and return of a fund that
invests in a sector will vary. That means if you
sell your shares during a sector downturn, you
might lose money. But if you can identify a
sector that is about to experience rapid growth
you may have the potential for above-average
gains.
(checkmark)
1 HAD THE FORMER 5.25% SALES CHARGE BEEN REFLECTED, THE CUMULATIVE AND AVERAGE ANNUAL RETURNS WOULD HAVE BEEN 17.85% AND 17.85% FOR THE PAST ONE YEAR, 126.77% AND 17.79% FOR THE PAST FIVE YEARS, AND 330.32% AND 16.42% FOR THE LIFE OF FUND.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970814 164043 S00000000000001
             FA Natural Resource -CL A   S&P 500
             00247                       SP001
  1987/12/29       9425.00                    10000.00
  1987/12/31       9406.15                    10064.43
  1988/01/31       9311.90                    10488.14
  1988/02/29      10018.78                    10976.89
  1988/03/31      10292.10                    10637.70
  1988/04/30      10461.75                    10755.78
  1988/05/31      10292.10                    10849.36
  1988/06/30      10970.70                    11347.34
  1988/07/31      10923.58                    11304.22
  1988/08/31      10631.40                    10919.88
  1988/09/30      10584.28                    11385.07
  1988/10/31      10810.48                    11701.57
  1988/11/30      10565.43                    11534.24
  1988/12/31      10920.66                    11736.09
  1989/01/31      11803.35                    12595.17
  1989/02/28      11628.86                    12281.55
  1989/03/31      11854.67                    12567.71
  1989/04/30      12224.16                    13219.97
  1989/05/31      12511.55                    13755.38
  1989/06/30      12470.49                    13676.98
  1989/07/31      13373.71                    14912.01
  1989/08/31      13773.99                    15204.28
  1989/09/30      13404.50                    15141.94
  1989/10/31      12932.36                    14790.65
  1989/11/30      13507.13                    15092.38
  1989/12/31      14539.54                    15454.60
  1990/01/31      13622.43                    14417.59
  1990/02/28      14259.93                    14603.58
  1990/03/31      14528.36                    14990.58
  1990/04/30      13767.83                    14615.81
  1990/05/31      15165.86                    16040.85
  1990/06/30      14975.73                    15931.78
  1990/07/31      15713.89                    15880.79
  1990/08/31      15300.07                    14445.17
  1990/09/30      14819.15                    13741.69
  1990/10/31      13756.64                    13682.60
  1990/11/30      13980.33                    14566.50
  1990/12/31      13771.56                    14972.90
  1991/01/31      14225.95                    15625.72
  1991/02/28      16276.54                    16742.96
  1991/03/31      15892.05                    17148.14
  1991/04/30      15973.61                    17189.30
  1991/05/31      16742.58                    17931.87
  1991/06/30      15775.54                    17110.59
  1991/07/31      16299.84                    17907.95
  1991/08/31      16719.28                    18332.37
  1991/09/30      16066.82                    18026.21
  1991/10/31      16439.65                    18267.77
  1991/11/30      15111.43                    17531.58
  1991/12/31      15764.14                    19537.19
  1992/01/31      16743.12                    19173.80
  1992/02/29      17119.65                    19423.06
  1992/03/31      16692.92                    19044.31
  1992/04/30      17307.92                    19604.21
  1992/05/31      17772.31                    19700.27
  1992/06/30      17194.96                    19406.73
  1992/07/31      17885.27                    20200.47
  1992/08/31      17621.70                    19786.36
  1992/09/30      17797.41                    20019.84
  1992/10/31      17420.88                    20089.91
  1992/11/30      17646.80                    20774.97
  1992/12/31      17866.26                    21030.51
  1993/01/31      18438.98                    21207.16
  1993/02/28      18955.83                    21495.58
  1993/03/31      20213.04                    21949.14
  1993/04/30      21302.61                    21417.97
  1993/05/31      22350.28                    21991.97
  1993/06/30      22657.60                    22055.75
  1993/07/31      22350.28                    21967.52
  1993/08/31      23635.42                    22800.09
  1993/09/30      23509.70                    22624.53
  1993/10/31      24571.34                    23092.86
  1993/11/30      23649.39                    22873.48
  1993/12/31      24644.52                    23150.25
  1994/01/31      26142.98                    23937.36
  1994/02/28      25328.29                    23288.65
  1994/03/31      23771.64                    22273.27
  1994/04/30      24164.44                    22558.37
  1994/05/31      24484.49                    22928.32
  1994/06/30      24048.05                    22366.58
  1994/07/31      24862.75                    23100.20
  1994/08/31      26070.24                    24047.31
  1994/09/30      25939.31                    23458.15
  1994/10/31      25546.51                    23985.96
  1994/11/30      23873.47                    23112.39
  1994/12/31      24082.80                    23455.15
  1995/01/31      23609.72                    24063.34
  1995/02/28      24304.56                    25001.09
  1995/03/31      25664.67                    25738.87
  1995/04/30      26714.32                    26496.88
  1995/05/31      27083.91                    27555.96
  1995/06/30      27852.67                    28196.09
  1995/07/31      29020.59                    29131.07
  1995/08/31      29464.11                    29204.19
  1995/09/30      29715.43                    30436.60
  1995/10/31      28458.81                    30327.94
  1995/11/30      29907.62                    31659.34
  1995/12/31      30988.42                    32269.10
  1996/01/31      32166.17                    33367.54
  1996/02/29      32961.53                    33676.86
  1996/03/31      33971.02                    34001.17
  1996/04/30      35944.12                    34502.34
  1996/05/31      36617.12                    35392.16
  1996/06/30      36387.69                    35527.00
  1996/07/31      34414.59                    33957.42
  1996/08/31      35959.42                    34673.58
  1996/09/30      37488.96                    36625.01
  1996/10/31      38406.68                    37635.13
  1996/11/30      40333.89                    40479.97
  1996/12/31      40400.06                    39678.06
  1997/01/31      41054.58                    42157.15
  1997/02/28      38338.34                    42487.66
  1997/03/31      37340.20                    40741.84
  1997/04/30      37160.21                    43174.13
  1997/05/31      40547.33                    45802.57
  1997/06/30      40416.43                    47854.52
  1997/07/31      42805.41                    51662.31
IMATRL PRASUN   SHR__CHT 19970731 19970814 164052 R00000000000119

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class A on December 29, 1987, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $42,805 - a 328.05% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,662 - a 416.62% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                            % OF FUND'S
                            INVESTMENTS

Total SA sponsored ADR      3.5

Getchell Gold Corp.         2.7

EVI, Inc.                   2.7

Mobil Corp.                 2.2

Fort Howard Corp.           2.1

Tosco Corp.                 2.0

Texaco, Inc.                2.0

Transocean Offshore, Inc.   2.0

Euro-Nevada Mining Ltd.     2.0

Boise Cascade Corp.         1.9

TOP INDUSTRIES AS OF JULY 31, 1997
Crude Petroleum & Gas 11.8%
Petroleum Refiners 11.6%
Gold Ores 11.4%
Oil & Gas Exploration 11.3%
Drilling 5.9%
All Others 48.0% *
Row: 1, Col: 1, Value: 48.0
Row: 1, Col: 2, Value: 5.9
Row: 1, Col: 3, Value: 11.3
Row: 1, Col: 4, Value: 11.4
Row: 1, Col: 5, Value: 11.6
Row: 1, Col: 6, Value: 11.8
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR NATURAL RESOURCES FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED                                            PAST 1   PAST 5    LIFE OF
JULY 31, 1997                                            YEAR     YEARS     FUND

NATURAL RESOURCES - CLASS T                              24.62%   139.79%   355.04%

NATURAL RESOURCES - CLASS T (INCL. 3.50% SALES CHARGE)   20.26%   131.40%   339.12%

S&P 500                                                  52.14%   155.75%   416.62%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 29, 1987. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                                            PAST 1   PAST 5   LIFE OF
JULY 31, 1997                                            YEAR     YEARS    FUND

NATURAL RESOURCES - CLASS T                              24.62%   19.12%   17.10%

NATURAL RESOURCES - CLASS T (INCL. 3.50% SALES CHARGE)   20.26%   18.27%   16.67%

S&P 500                                                  52.14%   20.66%   18.66%


AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of long-term growth and
short-term volatility. Unlike the broader market,
however, some sectors may not have a history
of growth in the long run. And, as with all stock
funds, the share price and return of a fund that
invests in a sector will vary. That means if you
sell your shares during a sector downturn, you
might lose money. But if you can identify a
sector that is about to experience rapid growth
you may have the potential for above-average
gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970814 164125 S00000000000001
             FA Natural Resource -CL T   S&P 500
             00166                       SP001
  1987/12/29       9650.00                    10000.00
  1987/12/31       9630.70                    10064.43
  1988/01/31       9534.20                    10488.14
  1988/02/29      10257.95                    10976.89
  1988/03/31      10537.80                    10637.70
  1988/04/30      10711.50                    10755.78
  1988/05/31      10537.80                    10849.36
  1988/06/30      11232.60                    11347.34
  1988/07/31      11184.35                    11304.22
  1988/08/31      10885.20                    10919.88
  1988/09/30      10836.95                    11385.07
  1988/10/31      11068.55                    11701.57
  1988/11/30      10817.65                    11534.24
  1988/12/31      11181.37                    11736.09
  1989/01/31      12085.12                    12595.17
  1989/02/28      11906.47                    12281.55
  1989/03/31      12137.67                    12567.71
  1989/04/30      12515.99                    13219.97
  1989/05/31      12810.23                    13755.38
  1989/06/30      12768.20                    13676.98
  1989/07/31      13692.97                    14912.01
  1989/08/31      14102.81                    15204.28
  1989/09/30      13724.50                    15141.94
  1989/10/31      13241.09                    14790.65
  1989/11/30      13829.59                    15092.38
  1989/12/31      14886.64                    15454.60
  1990/01/31      13947.63                    14417.59
  1990/02/28      14600.36                    14603.58
  1990/03/31      14875.19                    14990.58
  1990/04/30      14096.50                    14615.81
  1990/05/31      15527.91                    16040.85
  1990/06/30      15333.24                    15931.78
  1990/07/31      16089.02                    15880.79
  1990/08/31      15665.32                    14445.17
  1990/09/30      15172.92                    13741.69
  1990/10/31      14085.05                    13682.60
  1990/11/30      14314.08                    14566.50
  1990/12/31      14100.32                    14972.90
  1991/01/31      14565.56                    15625.72
  1991/02/28      16665.10                    16742.96
  1991/03/31      16271.44                    17148.14
  1991/04/30      16354.95                    17189.30
  1991/05/31      17142.27                    17931.87
  1991/06/30      16152.15                    17110.59
  1991/07/31      16688.96                    17907.95
  1991/08/31      17118.41                    18332.37
  1991/09/30      16450.38                    18026.21
  1991/10/31      16832.11                    18267.77
  1991/11/30      15472.18                    17531.58
  1991/12/31      16140.47                    19537.19
  1992/01/31      17142.82                    19173.80
  1992/02/29      17528.34                    19423.06
  1992/03/31      17091.42                    19044.31
  1992/04/30      17721.10                    19604.21
  1992/05/31      18196.58                    19700.27
  1992/06/30      17605.45                    19406.73
  1992/07/31      18312.24                    20200.47
  1992/08/31      18042.37                    19786.36
  1992/09/30      18222.28                    20019.84
  1992/10/31      17836.76                    20089.91
  1992/11/30      18068.07                    20774.97
  1992/12/31      18292.77                    21030.51
  1993/01/31      18879.17                    21207.16
  1993/02/28      19408.36                    21495.58
  1993/03/31      20695.58                    21949.14
  1993/04/30      21811.16                    21417.97
  1993/05/31      22883.84                    21991.97
  1993/06/30      23198.50                    22055.75
  1993/07/31      22883.84                    21967.52
  1993/08/31      24199.66                    22800.09
  1993/09/30      24070.94                    22624.53
  1993/10/31      25157.92                    23092.86
  1993/11/30      24213.97                    22873.48
  1993/12/31      25232.86                    23150.25
  1994/01/31      26767.08                    23937.36
  1994/02/28      25932.94                    23288.65
  1994/03/31      24339.13                    22273.27
  1994/04/30      24741.31                    22558.37
  1994/05/31      25069.01                    22928.32
  1994/06/30      24622.14                    22366.58
  1994/07/31      25456.29                    23100.20
  1994/08/31      26692.61                    24047.31
  1994/09/30      26558.55                    23458.15
  1994/10/31      26156.37                    23985.96
  1994/11/30      24443.40                    23112.39
  1994/12/31      24657.72                    23455.15
  1995/01/31      24173.35                    24063.34
  1995/02/28      24884.78                    25001.09
  1995/03/31      26277.35                    25738.87
  1995/04/30      27352.06                    26496.88
  1995/05/31      27730.48                    27555.96
  1995/06/30      28517.59                    28196.09
  1995/07/31      29713.39                    29131.07
  1995/08/31      30167.49                    29204.19
  1995/09/30      30424.82                    30436.60
  1995/10/31      29138.19                    30327.94
  1995/11/30      30621.59                    31659.34
  1995/12/31      31728.20                    32269.10
  1996/01/31      32934.06                    33367.54
  1996/02/29      33748.41                    33676.86
  1996/03/31      34782.00                    34001.17
  1996/04/30      36802.21                    34502.34
  1996/05/31      37491.27                    35392.16
  1996/06/30      37256.36                    35527.00
  1996/07/31      35236.15                    33957.42
  1996/08/31      36817.87                    34673.58
  1996/09/30      38399.58                    36625.01
  1996/10/31      39339.21                    37635.13
  1996/11/30      41328.09                    40479.97
  1996/12/31      41410.95                    39678.06
  1997/01/31      42077.79                    42157.15
  1997/02/28      39310.39                    42487.66
  1997/03/31      38276.79                    40741.84
  1997/04/30      38126.75                    43174.13
  1997/05/31      41594.33                    45802.57
  1997/06/30      41460.96                    47854.52
  1997/07/31      43911.61                    51662.31
IMATRL PRASUN   SHR__CHT 19970731 19970814 164130 R00000000000119

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class T on December 29, 1987, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $43,912 - a 339.12% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,662 - a 416.62% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                            % OF FUND'S
                            INVESTMENTS

Total SA sponsored ADR      3.5

Getchell Gold Corp.         2.7

EVI, Inc.                   2.7

Mobil Corp.                 2.2

Fort Howard Corp.           2.1

Tosco Corp.                 2.0

Texaco, Inc.                2.0

Transocean Offshore, Inc.   2.0

Euro-Nevada Mining Ltd.     2.0

Boise Cascade Corp.         1.9

TOP INDUSTRIES AS OF JULY 31, 1997
Crude Petroleum & Gas 11.8%
Petroleum Refiners 11.6%
Gold Ores 11.4%
Oil & Gas Exploration 11.3%
Drilling 5.9%
All Others 48.0% *
Row: 1, Col: 1, Value: 48.0
Row: 1, Col: 2, Value: 5.9
Row: 1, Col: 3, Value: 11.3
Row: 1, Col: 4, Value: 11.4
Row: 1, Col: 5, Value: 11.6
Row: 1, Col: 6, Value: 11.8
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR NATURAL RESOURCES FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to July 3, 1995 are those of Class T which bears a .50% 12b-1 fee. Had Class B's 12b-1 fee been
reflected, returns prior to July 3, 1995 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED                              PAST 1   PAST 5    LIFE OF
JULY 31, 1997                              YEAR     YEARS     FUND

NATURAL RESOURCES - CLASS B                23.94%   136.59%   348.96%

NATURAL RESOURCES - CLASS B                18.94%   134.59%   348.96%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    52.14%   155.75%   416.62%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 29, 1987. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                              PAST 1   PAST 5   LIFE OF
JULY 31, 1997                              YEAR     YEARS    FUND

NATURAL RESOURCES - CLASS B                23.94%   18.80%   16.94%

NATURAL RESOURCES - CLASS B                18.94%   18.59%   16.94%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    52.14%   20.66%   18.66%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of long-term growth and
short-term volatility. Unlike the broader market,
however, some sectors may not have a history
of growth in the long run. And, as with all stock
funds, the share price and return of a fund that
invests in a sector will vary. That means if you
sell your shares during a sector downturn, you
might lose money. But if you can identify a
sector that is about to experience rapid growth
you may have the potential for above-average
gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970819 160010 S00000000000001
             FA Natural Resource -CL B   S&P 500
             00656                       SP001
  1987/12/29      10000.00                    10000.00
  1987/12/31       9980.00                    10064.43
  1988/01/31       9880.00                    10488.14
  1988/02/29      10630.00                    10976.89
  1988/03/31      10920.00                    10637.70
  1988/04/30      11100.00                    10755.78
  1988/05/31      10920.00                    10849.36
  1988/06/30      11640.00                    11347.34
  1988/07/31      11590.00                    11304.22
  1988/08/31      11280.00                    10919.88
  1988/09/30      11230.00                    11385.07
  1988/10/31      11470.00                    11701.57
  1988/11/30      11210.00                    11534.24
  1988/12/31      11586.91                    11736.09
  1989/01/31      12523.44                    12595.17
  1989/02/28      12338.32                    12281.55
  1989/03/31      12577.89                    12567.71
  1989/04/30      12969.93                    13219.97
  1989/05/31      13274.85                    13755.38
  1989/06/30      13231.29                    13676.98
  1989/07/31      14189.61                    14912.01
  1989/08/31      14614.32                    15204.28
  1989/09/30      14222.28                    15141.94
  1989/10/31      13721.34                    14790.65
  1989/11/30      14331.18                    15092.38
  1989/12/31      15426.57                    15454.60
  1990/01/31      14453.51                    14417.59
  1990/02/28      15129.90                    14603.58
  1990/03/31      15414.70                    14990.58
  1990/04/30      14607.77                    14615.81
  1990/05/31      16091.10                    16040.85
  1990/06/30      15889.36                    15931.78
  1990/07/31      16672.56                    15880.79
  1990/08/31      16233.50                    14445.17
  1990/09/30      15723.23                    13741.69
  1990/10/31      14595.91                    13682.60
  1990/11/30      14833.24                    14566.50
  1990/12/31      14611.74                    14972.90
  1991/01/31      15093.85                    15625.72
  1991/02/28      17269.54                    16742.96
  1991/03/31      16861.60                    17148.14
  1991/04/30      16948.13                    17189.30
  1991/05/31      17764.01                    17931.87
  1991/06/30      16737.98                    17110.59
  1991/07/31      17294.26                    17907.95
  1991/08/31      17739.29                    18332.37
  1991/09/30      17047.02                    18026.21
  1991/10/31      17442.60                    18267.77
  1991/11/30      16033.35                    17531.58
  1991/12/31      16725.88                    19537.19
  1992/01/31      17764.58                    19173.80
  1992/02/29      18164.09                    19423.06
  1992/03/31      17711.32                    19044.31
  1992/04/30      18363.84                    19604.21
  1992/05/31      18856.56                    19700.27
  1992/06/30      18243.99                    19406.73
  1992/07/31      18976.41                    20200.47
  1992/08/31      18696.76                    19786.36
  1992/09/30      18883.19                    20019.84
  1992/10/31      18483.69                    20089.91
  1992/11/30      18723.39                    20774.97
  1992/12/31      18956.24                    21030.51
  1993/01/31      19563.91                    21207.16
  1993/02/28      20112.29                    21495.58
  1993/03/31      21446.19                    21949.14
  1993/04/30      22602.24                    21417.97
  1993/05/31      23713.83                    21991.97
  1993/06/30      24039.89                    22055.75
  1993/07/31      23713.83                    21967.52
  1993/08/31      25077.37                    22800.09
  1993/09/30      24943.98                    22624.53
  1993/10/31      26070.39                    23092.86
  1993/11/30      25092.19                    22873.48
  1993/12/31      26148.04                    23150.25
  1994/01/31      27737.91                    23937.36
  1994/02/28      26873.51                    23288.65
  1994/03/31      25221.90                    22273.27
  1994/04/30      25638.66                    22558.37
  1994/05/31      25978.24                    22928.32
  1994/06/30      25515.17                    22366.58
  1994/07/31      26379.57                    23100.20
  1994/08/31      27660.73                    24047.31
  1994/09/30      27521.81                    23458.15
  1994/10/31      27105.05                    23985.96
  1994/11/30      25329.95                    23112.39
  1994/12/31      25552.05                    23455.15
  1995/01/31      25050.10                    24063.34
  1995/02/28      25787.33                    25001.09
  1995/03/31      27230.42                    25738.87
  1995/04/30      28344.11                    26496.88
  1995/05/31      28736.25                    27555.96
  1995/06/30      29551.91                    28196.09
  1995/07/31      30775.39                    29131.07
  1995/08/31      31245.96                    29204.19
  1995/09/30      31481.25                    30436.60
  1995/10/31      30163.65                    30327.94
  1995/11/30      31669.48                    31659.34
  1995/12/31      32767.57                    32269.10
  1996/01/31      34017.25                    33367.54
  1996/02/29      34828.73                    33676.86
  1996/03/31      35867.42                    34001.17
  1996/04/30      37912.35                    34502.34
  1996/05/31      38593.99                    35392.16
  1996/06/30      38318.09                    35527.00
  1996/07/31      36224.47                    33957.42
  1996/08/31      37814.97                    34673.58
  1996/09/30      39421.70                    36625.01
  1996/10/31      40379.25                    37635.13
  1996/11/30      42407.95                    40479.97
  1996/12/31      42477.53                    39678.06
  1997/01/31      43133.96                    42157.15
  1997/02/28      40283.70                    42487.66
  1997/03/31      39212.69                    40741.84
  1997/04/30      39022.67                    43174.13
  1997/05/31      42563.90                    45802.57
  1997/06/30      42408.44                    47854.52
  1997/07/31      44895.94                    51662.31
IMATRL PRASUN   SHR__CHT 19970731 19970819 160012 R00000000000119

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class B on December 29, 1987, when the fund started. As the chart shows, by July 31, 1997, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $44,896 - a 348.96% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,662 - a 416.62% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                            % OF FUND'S
                            INVESTMENTS

Total SA sponsored ADR      3.5

Getchell Gold Corp.         2.7

EVI, Inc.                   2.7

Mobil Corp.                 2.2

Fort Howard Corp.           2.1

Tosco Corp.                 2.0

Texaco, Inc.                2.0

Transocean Offshore, Inc.   2.0

Euro-Nevada Mining Ltd.     2.0

Boise Cascade Corp.         1.9

TOP INDUSTRIES AS OF JULY 31, 1997
Crude Petroleum & Gas 11.8%
Petroleum Refiners 11.6%
Gold Ores 11.4%
Oil & Gas Exploration 11.3%
Drilling 5.9%
All Others 48.0% *
Row: 1, Col: 1, Value: 48.0
Row: 1, Col: 2, Value: 5.9
Row: 1, Col: 3, Value: 11.3
Row: 1, Col: 4, Value: 11.4
Row: 1, Col: 5, Value: 11.6
Row: 1, Col: 6, Value: 11.8
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR NATURAL RESOURCES FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Larry Rakers, Portfolio Manager of Fidelity Advisor Natural
Resources Fund
Q. HOW DID THE FUND PERFORM, LARRY?
A. For the 12 months that ended July 31, 1997, the fund's Class A, Class T and Class B shares returned 24.38%, 24.62% and 23.94%, respectively. During the same period, the Standard & Poor's 500 Index returned 52.14%.
Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING
THE PERIOD?
A. The fund did fairly well from July 1996 to January 1997 because oil and gas prices increased and the fund was overweighted in energy stocks. In January, oil peaked at about $26 a barrel and natural gas at about $4 per thousand cubic feet. Shortly afterwards, oil and gas prices plummeted. Since many of the fund's energy holdings were very sensitive to the commodity prices, the fund underperformed the index during the period.
Q. WHAT CHANGES DID YOU MAKE TO REDUCE THE FUND'S SENSITIVITY TO
COMMODITY PRICES?
A. I switched our energy holdings to companies that tend to perform better in flat-to-declining oil price environments because their operations are more diversified. For example, I invested in integrated oil companies, which look for oil, process it in their refineries, and make chemicals out of it or make gasoline and sell it to consumers at gasoline stations. When oil prices go down, these companies still make money by selling gasoline to consumers and from their chemical operations.
Q. THE FUND'S WEIGHTING IN BOTH PAPER AND FOREST PRODUCTS AND METALS AND MINING INCREASED OVER THE PAST FEW MONTHS. WHY WAS THAT?
A. I saw a good opportunity to buy paper stocks in February and March, when the paper and forest product market bottomed. Fort Howard and James River were particularly good performers. In addition, the fund boosted its position in metals and mining by investing in base metals, particularly some aluminum and zinc stocks. These investments worked out really well.
Q. IN APRIL, YOU TALKED ABOUT ENERGY-SERVICE COMPANIES SUCH AS SCHLUMBERGER AND HALLIBURTON BENEFITING FROM STRONG EXPLORATION ACTIVITIES. SINCE THEN, THE FUND HAS REDUCED ITS HOLDINGS IN THESE STOCKS. WHY? HAS THE ENVIRONMENT CHANGED?
A. Over the past five years, technology has made it possible to explore deep-water oil and gas prospects in a cost-effective way. This trend has gained even more steam lately, considering that most of the shallow-water opportunities have been exhausted. Schlumberger and Halliburton have both benefited from the exploration activity in deep waters. In fact, these two companies have been so successful and their share prices appreciated so much by the end of the period that I became concerned about valuations and reduced the fund's investments in these stocks.
Q. WERE THERE ANY BIG DISAPPOINTMENTS DURING THE PERIOD?
A. The biggest disappointment has been the price of gold. The absolute supply and demand for gold shows that we consume more gold than we mine. However, gauging the direction of the gold price is nearly impossible because central banks hold so much gold, which they can sell at any time and swing the market. We've had some big sales of gold by central banks recently, which has led to the decline in its price. When the dollar is strong and there is virtually no inflation- like the environment we've seen in the last six months- there's very little incentive for a central bank to own gold. On the other hand, when the dollar's weak and there's a lot of inflation, central banks want to own gold. Many market watchers see the strength of the dollar and low inflation continuing, and the gold price reflects that outlook. If the environment changes, there could be a good opportunity in gold.
Q. WHAT'S YOUR OUTLOOK FOR THE NATURAL RESOURCES MARKET?
A. In a slow-growth, no-inflation economy, the natural resource sector tends to underperform. In general, the sector performs well when the economy is strong enough to boost demand for the products. Each commodity has its own supply/demand outlook, so I'm constantly searching for an area within natural resources where supply/demand is starting to look favorable. For example, in late fall and early winter, gas prices often benefit from seasonal trends, as demand strengthens due to the winter heating season. However, I expect several large companies engaged in oil and gas exploration to increase their production volume in the near future. While this should benefit these companies on a short-term basis, the industry as a whole could suffer because increased production means greater supply and weaker prices. Overall, I am emphasizing stocks that are less sensitive to energy prices. As far as specific industries are concerned, I remain positive on deep-water drilling and service companies. Also, I think the business prospects of paper and forest products companies continue to improve.



FUND FACTS
START DATE: December 29, 1987
SIZE: as of July 31, 1997, more than
$693 million
MANAGER: Lawrence Rakers, since January
1997; joined Fidelity in 1993
(checkmark)
ADVISOR NATURAL RESOURCES FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.3%
 SHARES VALUE (NOTE 1)
AUTOS, TIRES, & ACCESSORIES - 0.7%
AUTO & TRUCK PARTS - 0.7%
Eaton Corp.   50,000 $ 4,515,625
CHEMICALS & PLASTICS - 4.2%
AGRICULTURAL CHEMICALS - 0.7%
Agrium, Inc.   210,000  2,391,990
IMC Global, Inc.   67,000  2,114,688
  4,506,678
CHEMICALS - 2.9%
du Pont (E.I.) de Nemours & Co.   100,000  6,693,750
Monsanto Co.   210,000  10,460,625
Sasol Ltd.   255,000  3,054,472
  20,208,847
UNSUPPORTED PLASTICS FILM & SHEET - 0.6%
W.R. Grace & Co.   65,500  4,028,250
TOTAL CHEMICALS & PLASTICS   28,743,775
ELECTRICAL EQUIPMENT - 0.6%
ELECTRICAL EQUIPMENT - WHOLESALE - 0.6%
Anixter International, Inc.   223,000  3,930,375
ELECTRONIC INSTRUMENTS - 0.1%
LAB ANALYTICAL INSTRUMENTS - 0.0%
Thermoquest Corp. (a)  20,000  340,000
MEASURING INSTRUMENTS - 0.1%
Thermo Electron Corp.   15,000  512,813
TOTAL ELECTRONIC INSTRUMENTS   852,813
ENERGY SERVICES - 10.3%
DRILLING - 5.9%
Atwood Oceanics, Inc. (a)  13,800  1,173,000
Diamond Offshore Drilling, Inc.   99,700  9,297,025
Maverick Tube Corp. (a)  90,000  4,331,250
Noble Drilling Corp. (a)  439,900  12,344,694
Transocean Offshore, Inc.   168,805  13,789,258
  40,935,227
OIL & GAS SERVICES - 4.4%
Dresser Industries, Inc.   107,800  4,500,650
Halliburton Co.   207,940  9,565,240
McDermott International, Inc.   10,000  305,625
Schlumberger Ltd.   83,200  6,354,400
Weatherford Enterra, Inc. (a)  165,000  7,177,500
Western Atlas, Inc. (a)  27,500  2,187,969
  30,091,384
TOTAL ENERGY SERVICES   71,026,611
HOLDING COMPANIES - 1.7%
Norfolk Southern Corp.   105,000  11,628,750
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
SPECIAL INDUSTRIAL MACHINERY - 0.1%
Gasonics International Corp. (a)  40,000  745,000
IRON & STEEL - 0.8%
FABRICATED METAL PRODUCTS - 0.1%
Prudential Steel Ltd.   15,000  574,056
IRON & STEEL BLAST FURNITURE MILLS - 0.4%
Nucor Corp.   47,000  2,916,938
IRON & STEEL FOUNDRIES - 0.3%
Dofasco Inc.   103,300  2,192,132
TOTAL IRON & STEEL   5,683,126

 SHARES VALUE (NOTE 1)
LEASING & RENTAL - 0.1%
EQUIPMENT RENTAL & LEASING - 0.1%
Mitcham Industries, Inc. (a)  48,800 $ 713,700
LODGING & GAMING - 0.2%
HOTELS, MOTELS, & TOURIST CENTERS - 0.2%
HFS, Inc. (a)  20,000  1,165,000
METALS & MINING - 6.4%
ALUMINUM, EXTRUDED PRODUCTS - 1.5%
Alumax, Inc. (a)   243,500  10,318,313
KAOLIN & BALL CLAY - 0.1%
English China Clay PLC  145,000  517,325
LEAD & ZINC ORES - 0.6%
Asturiana del Zinc SA (a)  180,000  3,842,241
METAL MINING - 0.5%
Arizona Star Resource Corp. (a)   135,000  719,882
JCI Ltd.   187,983  1,253,220
Pasminco Ltd.   267,100  515,598
Phelps Dodge Corp.   15,000  1,275,938
  3,764,638
METAL MINING SERVICES - 0.1%
Mine Finders Corp. Ltd. (a)  200,000  428,048
METAL ORES - 1.4%
Comalco Ltd.   193,900  1,032,941
Falconbridge Ltd.   54,200  1,163,942
Pechiney SA Class A  176,000  7,635,322
  9,832,205
METALS & MINERALS - WHOLESALE - 0.2%
Elkem ASA  60,000  1,191,116
MISCELLANEOUS NONMETAL MINERALS - 0.0%
Camphor Ventures, Inc. (a)  362,700  263,141
MISCELLANEOUS METAL ORES - 0.0%
Helix Resources NL (a)  650,500  365,028
PRIME NONFERROUS SMELTING - 2.0%
Alcan Aluminium Ltd.   160,000  6,268,364
Aluminum Co. of America  73,900  6,540,150
Metaleurop SA (a)  56,000  842,031
Metaleurop SA warrants 2/4/00 (a)  16,000  44,141
  13,694,686
TOTAL METALS & MINING   44,216,741
OIL & GAS - 38.3%
CRUDE PETROLEUM & GAS - 11.8%
Anadarko Petroleum Corp.   88,000  6,149,000
Beau Canada Exploration Ltd. (a)   400,000  957,667
British Borneo Petroleum  47,900  975,481
British Borneo Petroleum Syndicate PLC
 Rights 8/6/97 (a)  10,644  6,111
Burlington Resources, Inc.   40,200  1,899,450
Elf Aquitaine SA sponsored ADR  227,500  13,024,375
Monterey Resources, Inc.   82,877  1,263,874
Newfield Exploration Co. (a)  74,800  1,795,200
Occidental Petroleum Corp.   201,400  5,047,588
Ocean Energy, Inc. (a)  83,500  3,799,250
Petrobras PN (Pfd. Reg.)  8,000,000  2,430,399
Petsec Energy Ltd. sponsored ADR  93,200  2,085,350
Renaissance Energy Ltd. (a)   30,000  743,280
Rio Alto Exploration Ltd. (a)  187,500  1,720,807
Santa Fe Energy Resources, Inc. (a)   187,900  1,620,638
Total SA sponsored ADR  482,000  24,310,875
Tullow Oil PLC (a)  340,200  538,515
Union Pacific Resources Group, Inc.    173,520  4,283,775
United Meridian Corp. (a)  139,200  4,445,700
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
OIL & GAS - CONTINUED
CRUDE PETROLEUM & GAS - CONTINUED
Vintage Petroleum, Inc.   74,400 $ 2,673,750
YPF Sociedad Anonima Class D  35,000  1,127,203
  80,898,288
OIL & GAS EXPLORATION - 11.3%
Abacan Resource Corp. (a)  794,300  3,028,269
Amerada Hess Corp.   90,000  5,293,125
Exxon Corp.   137,000  8,802,250
Kerr-McGee Corp.   80,000  5,010,000
Mobil Corp.   200,000  15,300,000
Petro-Canada  150,000  2,704,320
Phillips Petroleum Co.   232,200  10,695,713
Texaco, Inc.   120,000  13,927,500
USX-Marathon Group  249,300  8,024,344
Unocal Corp.   77,669  3,106,760
Woodside Petroleum Ltd.   249,500  2,124,558
  78,016,839
OIL FIELD EQUIPMENT - 3.6%
Cooper Cameron Corp. (a)  100,600  5,897,675
EVI, Inc. (a)  380,000  18,572,500
  24,470,175
PETROLEUM REFINERS - 11.6%
British Petroleum PLC ADR  143,746  11,850,061
Coastal Corp. (The)  231,000  12,560,625
Eni Spa  600,000  3,533,070
Murphy Oil Corp.   79,900  4,159,794
Pennzoil Co.   125,000  9,765,625
Royal Dutch Petroleum Co.   216,000  12,082,500
Shell Transport & Trading Co. PLC ADR   84,300  3,761,888
Tosco Corp.   448,900  14,056,181
Valero Energy Corp.   186,800  8,032,400
  79,802,144
TOTAL OIL & GAS   263,187,446
PACKAGING & CONTAINERS - 0.7%
GLASS CONTAINERS - 0.7%
Owens-Illinois, Inc. (a)  142,800  4,926,600
PAPER & FOREST PRODUCTS - 12.1%
CONVERTED PAPER & PAPERBOARD - 2.2%
American Pad & Paper Co. (a)  83,100  1,952,850
Boise Cascade Corp.   360,000  13,342,500
  15,295,350
ENVELOPES - 1.2%
Mail-Well, Inc. (a)  243,150  7,932,769
PAPER - 4.0%
Buckeye Cellulose Corp. (a)  100,000  3,600,000
Chesapeake Corp.   198,200  6,689,250
Domtar, Inc.   75,000  674,720
James River Corp. of Virginia  135,000  5,560,313
Mercer International, Inc. (SBI)  313,100  3,052,725
Stone Container Corp.   105,000  1,745,625
Willamette Industries, Inc.   78,400  5,973,100
  27,295,733
PAPER MILLS - 3.8%
Alliance Forest Products, Inc. (a)   128,500  3,318,896
Alliance Forest Products, Inc. (a)(c)  200,000  5,165,597
Bowater, Inc.   50,000  2,618,750
Fort Howard Corp. (a)  262,400  14,628,800
  25,732,043

 SHARES VALUE (NOTE 1)
PAPERBOARD MILLS - 0.9%
Fibermark, Inc. (a)  60,100 $ 1,333,469
Jefferson Smurfit Corp. (a)  123,700  2,319,375
Mead Corp.   25,000  1,800,000
St Laurent Paperboard, Inc. (a)(c)  57,000  1,004,897
  6,457,741
TOTAL PAPER & FOREST PRODUCTS   82,713,636
PRECIOUS METALS - 15.5%
GOLD & SILVER ORES - 3.5%
Getchell Gold Corp. (a)  557,000  18,589,875
Industrias Penoles SA  1,000,000  4,472,843
Mentor Exploration & Development
 Co. Ltd. (a)  125,000  1,042,914
  24,105,632
GOLD ORES - 11.4%
Agnico Eagle Mines Ltd.   95,000  802,953
Bakyrchik Gold PLC (a)  169,000  133,065
Barrick Gold Corp.   330,000  7,541,626
Bema Gold Corp. (a)  142,100  871,147
Breakwater Resources Ltd. (a)  799,600  4,031,792
Buffelsfontein Gold Mines Ltd. (a)   380,000  790,894
Canyon Resources Corp. (a)  250,000  562,500
Euro-Nevada Mining Ltd.   435,400  13,646,229
Evander Gold Mines Ltd.  124,700  432,564
First Dynasty Mines Ltd. (a)  566,600  386,407
Franco-Nevada Mining Corp.   100,000  4,708,528
Francisco Gold Corp. (a)  81,000  1,163,565
Francisco Gold Corp. special
 warrants 8/12/97 (a)(c)  62,500  815,132
Greenstone Resources Ltd. (a)  906,700  8,551,602
Greenstone Resources Ltd.
 warrants 2/28/02 (a)  50,700  147,132
Indochina Goldfields Ltd. (a)  188,300  833,337
Indochina Goldfields Ltd. (a)(c)  170,000  752,349
Kalahari Goldridge Mng. Co. Ltd. (a)  1,200,000  468,293
Kinross Gold Corp. (a)  269,100  1,249,494
Meridian Gold, Inc.   1,190,000  5,093,772
Newmont Mining Corp.   299,900  12,370,875
Placer Dome, Inc.   250,000  4,235,136
Queenston Mining, Inc. (a)   385,400  377,473
Randgold & Exploration Co. Ltd. (a)   900,900  3,125,073
Stillwater Mining Co. (a)   120,000  2,490,000
Sudbury Contact Mines Ltd. (a)   130,000  589,473
TVI Pacific, Inc. (a)  459,200  106,609
TVI Pacific, Inc. (a)(c)  1,860,000  431,821
TVX Gold, Inc. (a)  50,000  230,348
West Rand Consolidated Mines
 Ltd. (Reg.) (a)  250,000  406,504
Western Areas Gold Mining Ltd. Ord.   115,936  764,109
  78,109,802
SILVER ORES - 0.6%
Compania de Minas Buenaventura SA
 Class B sponsored ADR  182,400  3,306,000
Pan American Silver Corp. (a)  135,000  901,077
  4,207,077
TOTAL PRECIOUS METALS   106,422,511
RAILROADS - 3.3%
Burlington Northern Santa Fe Corp.   75,000  7,242,188
CSX Corp.   124,900  7,712,575
Wisconsin Central Transportation
 Corp. (a)  250,000  7,828,125
  22,782,888
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TOBACCO - 0.3%
CIGARETTES - 0.3%
Schweitzer-Mauduit International, Inc.   50,000 $ 1,953,125
TRUCKING & FREIGHT - 0.9%
AIR COURIER SERVICES - 0.9%
Airborne Freight Corp.   88,300  4,332,213
CNF Transportation, Inc.   50,000  1,743,750
  6,075,963
TOTAL COMMON STOCKS
 (Cost $580,700,217)   661,283,685
CASH EQUIVALENTS - 3.7%
Taxable Central Cash Fund (b)
 (Cost $25,569,704)  25,569,704  25,569,704
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $606,269,921)  $ 686,853,389
LEGEND
1.Non-income producing
2.At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3.Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,169,796 or 1.2% of net assets.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   69.2%
Canada    13.5
France   6.7
Netherlands   2.7
United Kingdom   2.5
South Africa   1.5
Others (individually less than 1%)   3.9
TOTAL  100.0%
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $607,500,224. Net unrealized appreciation aggregated $79,353,165, of which $114,564,746 related to appreciated investment securities and $35,211,581 related to depreciated investment securities.
The fund hereby designates approximately $14,337,000 as a capital gain dividend for the purpose of the dividend paid deduction.
A total of 17%, 20%, 20% and 19% of Class A's, Class T's, Class B's and Institutional Class' dividend distributions during the fiscal year qualifies for the dividend-received deduction for corporate shareholders (unaudited).
The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
ADVISOR NATURAL RESOURCES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 JULY 31, 1997

ASSETS

Investment in securities, at value                           $ 686,853,389
(cost $606,269,921) - See accompanying schedule

Cash                                                          20,330

Receivable for investments sold                               18,150,416

Receivable for fund shares sold                               797,076

Dividends receivable                                          865,941

Interest receivable                                           166,894

Other receivables                                             40,535

Prepaid expenses                                              1,677

 TOTAL ASSETS                                                 706,896,258

LIABILITIES

Payable for investments purchased              $ 8,747,912

Payable for fund shares redeemed                3,725,190

Accrued management fee                          340,285

Distribution fees payable                       303,323

Other payables and accrued expenses             237,428

 TOTAL LIABILITIES                                            13,354,138

NET ASSETS                                                   $ 693,542,120

Net Assets consist of:

Paid in capital                                              $ 530,277,285

Distributions in excess of net investment income              (1,677
       )

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions
82,687,402

Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies
80,579,110

NET ASSETS                                                   $ 693,542,120


CALCULATION OF MAXIMUM                                $26.16
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE and redemption
  price per share ($6,372,188 (divided by)
  243,616 shares)

 Maximum offering price per share                     $27.61
 (100/94.75 of $26.16)

 CLASS T:                                             $26.34
 NET ASSET VALUE and redemption
  price per share ($618,083,380 (divided by)
  23,464,532 shares)

 Maximum offering price per share                     $27.30
 (100/96.50 of $26.34)

 CLASS B:                                             $25.99
 NET ASSET VALUE and offering price
  per share ($59,044,451 (divided by)
  2,271,997 shares) A

 INSTITUTIONAL CLASS:                                 $26.42
 NET ASSET VALUE, offering price
  and redemption price per share
  ($10,042,101 (divided by) 380,086 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 NINE MONTHS ENDED JULY 31, 1997

INVESTMENT INCOME  $ 5,542,351
Dividends

Interest            1,315,949

 TOTAL INCOME       6,858,300

EXPENSES

Management fee                                                     $ 3,146,193

Transfer agent fees                                                 1,198,074

Distribution fees                                                   2,756,417

Accounting fees and expenses                                        346,819

Non-interested trustees' compensation                               2,080

Custodian fees and expenses                                         63,597

Reports to shareholders                                             72,652

Registration fees                                                   163,019

Audit33,666

Legal36,838

Miscellaneous                                                       1,769

 Total expenses before reductions                                   7,821,124

 Expense reductions                                                 (150,239       7,670,885
         )

NET INVESTMENT INCOME (LOSS)                                                       (812,585
                         )

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              83,726,354

 Foreign currency transactions                                      (4,906         83,721,448
        )

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              (11,240,968
                      )

 Assets and liabilities in                                          (4,455         (11,245,423
 foreign currencies                                                )              )

NET GAIN (LOSS)     72,476,025

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 71,663,440


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   NINE MONTHS   YEAR ENDED
                                    ENDED         OCTOBER 31,
                                    JULY 31,      1996
                                    1997




Operations                                 $ (812,585)     $ (90,614)
Net investment income (loss)

 Net realized gain (loss)                   83,721,448      49,754,317

 Change in net unrealized appreciation (depreciation)                                                      (11,245,423)
74,826,728

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                           71,663,440
124,490,431

Distributions to shareholders               (376,703)       -
From net investment income

 In excess of net investment income         (156,340)       -

 From net realized gain                     (41,625,679)    (10,221,079)

 TOTAL DISTRIBUTIONS                        (42,158,722)    (10,221,079)

Share transactions - net increase (decrease)13,485,202      260,016,652

Redemption fees                             60,962          -

  TOTAL INCREASE (DECREASE) IN NET ASSETS   43,050,882      374,286,004

NET ASSETS

 Beginning of period                        650,491,238     276,205,234

 End of period (including under (over) distribution of net investment income of $(1,677) and $376,703,    $ 693,542,120   $
650,491,238
respectively)



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            NINE MONTHS   YEAR ENDED
                            ENDED         OCTOBER 31,
                            JULY 31,

SELECTED PER-SHARE DATA D   1997          1996 G




Net asset value, beginning of period$ 25.11      $ 23.65

Income from Investment Operations

 Net investment income (loss)        (.05)        .00

 Net realized and unrealized gain (loss)                                                            2.81         1.46

 Total from investment operations    2.76         1.46

Less Distributions                   (.10)        -
From net investment income

 In excess of net investment income  (.04)        -

 From net realized gain              (1.57)       -

 Total distributions                 (1.71)       -

Redemption fees added to paid in capital                                                            -            -

Net asset value, end of period      $ 26.16      $ 25.11

TOTAL RETURNB, C                     11.45%       6.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                            $ 6,372      $ 1,609

Ratio of expenses to average net assets                                                             1.71% A,     1.66% A
                                       E            , E

Ratio of expenses to average net assets after expense reductions                                    1.68% A,     1.58% A
                                       F            , F

Ratio of net investment income (loss) to average net assets                                         (.28)% A     (.01)%
                                                     A

Portfolio turnover                   116% A       137% A

Average commission rate H           $ .0286      $ .0337

A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF
THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). F FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5
OF NOTES TO FINANCIAL
STATEMENTS). G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996. H FOR FISCAL
YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
      NINE MONTHS   YEARS ENDED OCTOBER 31,
      ENDED
  JULY 31,




SELECTED PER-SHARE DATA                1997         1996        1995        1994 I      1993       1992

Net asset value, beginning of period   $ 25.12      $ 19.25     $ 17.56     $ 17.59     $ 13.88    $ 14.11

Income from Investment Operations

 Net investment income (loss)           (.02) D      .00 D       (.05) D     (.11) D     .22        (.10)

 Net realized and unrealized gain (loss)2.83         6.56        2.00        .76         4.91       .79

 Total from investment operations       2.81         6.56        1.95        .65         5.13       .69

Less Distributions                      (.01)        -           -           -           -          -
From net investment income

 In excess of net investment income     (.01)        -           -           -           -          -

 From net realized gain                 (1.57)       (.69)       (.26)       (.68)       (1.42)     (.92)

 Total distributions                    (1.59)       (.69)       (.26)       (.68)       (1.42)     (.92)

Redemption fees added to paid in capital-            -           -           -           -          -

Net asset value, end of period         $ 26.34      $ 25.12     $ 19.25     $ 17.56     $ 17.59    $ 13.88

TOTAL RETURN B, C                       11.62%       35.01%      11.40%      3.97%       41.05%     5.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)$ 618,083    $ 602,915   $ 272,979   $ 199,361   $ 40,309   $ 7,087

Ratio of expenses to average net assets 1.47% A      1.59%       1.86%       2.10%       2.63%      3.27%
     F                                  E

Ratio of expenses to average net assets after expense                                                  1.44% A,     1.56%
   1.84%       2.07%       2.62%      3.27%
reductions                             G            G           G           G           G

Ratio of net investment income (loss) to average net                                                   (.12)%       .00%
   (.30)       (.67)       (1.18)     (1.22)
assets                                 A                        %           %           %          %

Portfolio turnover                      116% A       137%        161%        125%        208%       248%

Average commission rate H              $ .0286      $ .0337

A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E LIMITED IN ACCORDANCE WITH A STATE
EXPENSE LIMITATION. F FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER. G FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5
OF NOTES TO FINANCIAL
STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. I EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT
OF POSITION 93-2, "DETERMINATION,
DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT
COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


FINANCIAL HIGHLIGHTS - CLASS B



                                             NINE MONTHS   YEARS ENDED
                                                   ENDED         OCTOBER 31,
                                                   JULY 31,

SELECTED PER-SHARE DATA D          1997          1996          1995 G

Net asset value, beginning of period                                                              $ 24.88       $ 19.23
 $ 18.87

Income from Investment Operations

 Net investment income (loss)       (.12)         (.15)         (.03)

 Net realized and unrealized gain (loss)                                                           2.80          6.49
  .39

 Total from investment operations   2.68          6.34          .36

Less Distributions                  (1.57)        (.69)         -
From net realized gain

Redemption fees added to paid in capital                                                           -             -
  -

Net asset value, end of period     $ 25.99       $ 24.88       $ 19.23

TOTAL RETURN B, C                   11.19%        33.87%        1.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                           $ 59,044      $ 36,106
 $ 2,508

Ratio of expenses to average net assets                                                            2.04% A       2.28%
  2.23% A,
    E

Ratio of expenses to average net assets after expense reductions                                   2.02% A,      2.24% F
  2.21% A,
                                       F                           F

Ratio of net investment income (loss) to average net assets                                        (.67)%        (.68)%
  (.67)%
                                         A                           A

Portfolio turnover                  116% A        137%          161% A

Average commission rate H          $ .0286       $ .0337

A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE
A PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. F FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G
FOR THE PERIOD JULY 3, 1995
(COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995. H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      NINE MONTHS   YEARS ENDED
      ENDED         OCTOBER 31,
      JULY 31,




SELECTED PER-SHARE DATA D                1997         1996       1995 G

Net asset value, beginning of period     $ 25.17      $ 19.27    $ 18.87

Income from Investment Operations

 Net investment income (loss)             .04          .04        (.01)

 Net realized and unrealized gain (loss)  2.85         6.55       .41

 Total from investment operations         2.89         6.59       .40

Less Distributions                        (.05)        -          -
From net investment income

 In excess of net investment income       (.02)        -          -

 From net realized gain                   (1.57)       (.69)      -

 Total distributions                      (1.64)       (.69)      -

Redemption fees added to paid in capital  -            -          -

Net asset value, end of period           $ 26.42      $ 25.17    $ 19.27

TOTAL RETURN B, C                         11.95%       35.13%     2.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)  $ 10,042     $ 9,860    $ 718

Ratio of expenses to average net assets   1.08% A      1.44%      1.68% A,
      E

Ratio of expenses to average net assets after expense reductions                                         1.06% A,     1.39%
F    1.66% A,
                                             F                       F

Ratio of net investment income (loss) to average net assets                                              .24% A       .17%
    (.13)%
        A

Portfolio turnover                        116% A       137%       161% A

Average commission rate H                $ .0286      $ .0337

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). D NET INVESTMENT INCOME (LOSS) PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE
CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO OCTOBER 31,
1995. H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. On December 19, 1996, the Board of Trustees approved a change in the fiscal year-end of the fund to July 31. Accordingly, the financial statements of the fund are presented for the nine-month period ended July 31, 1997.The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are
apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR)
bears all organizational expenses except for registering and qualifying Class A and shares of Class A distributions under federal and state laws. These expenses are borne by Class A and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares purchased on or after March 1, 1997 and held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign
currency contracts to facilitate transactions in
foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in
securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term
securities, aggregated $572,087,967 and $609,163,786, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500%
to .5200% for the period. The annual individual fund fee rate is
 .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDIC          PORTION

CLASS A    $ 8,324       $ 8,324

CLASS T     2,378,291     2,378,291

CLASS B     369,802       92,450

           $ 2,756,417   $ 2,479,065

4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 136,219     $ 110,074

CLASS T     916,737       667,561

CLASS B     110,966       0 *

           $ 1,163,922   $ 777,635

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER    AMOUNT        % OF
                       AGENT                     AVERAGE
                                                 NET ASSETS

CLASS A                FIIOC  **   $ 10,285      .31% *

CLASS T ***            FIIOC  **    1,075,587    .23% *

CLASS B                FIIOC  **    98,562       .27% *

INSTITUTIONAL CLASS    FIIOC  **    13,640       .17% *

                                   $ 1,198,074

*  ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $216,812 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEME
           EXPENSE       NT
           LIMITATIONS

CLASS A    1.75%         $ 10,423

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $133,362 under this arrangement.
In addition, FMR voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period the reimbursement reduced these expenses by $1,398.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,909 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
           TRANSFER
           AGENT
           INTEREST
           CREDITS

CLASS T    $ 147

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                              NINE MONTHS    YEAR ENDED
                              ENDED          OCTOBER 31,
                              JULY 31,       1997 A
                              1997

CLASS A

From net investment income    $ 13,382       $ -

From net realized gain         150,076        -

Total                         $ 163,458      $ -


CLASS T

From net investment income    $ 488,121      $ -

From net realized gain         38,300,093     10,063,536

Total                         $ 38,788,214   $ 10,063,536


CLASS B

From net realized gain        $ 2,464,412    $ 127,176

INSTITUTIONAL CLASS

From net investment income    $ 31,540       $ -

From net realized gain         711,098        30,367

Total                         $ 742,638      $ 30,367


                              $ 42,158,722   $ 10,221,079

 A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 NINE MONTHS    YEAR ENDED     NINE MONTHS      YEAR ENDED
                                 ENDED          OCTOBER 31,    ENDED            OCTOBER 31,
                                 JULY 31,                      JULY 31,

                                 1997           1996 A         1997             1996 A

CLASS A                           209,436        68,176        $ 5,153,545      $ 1,669,719
Shares sold

Reinvestment of distributions     6,590          -              161,464          -

Shares redeemed                   (36,492)       (4,094)        (892,062)        (102,601)

Net increase (decrease)           179,534        64,082        $ 4,422,947      $ 1,567,118

CLASS T                           7,500,800      16,012,851    $ 184,421,132    $ 364,247,050
Shares sold

Reinvestment of distributions     1,447,428      462,106        35,664,618       9,214,395

Shares redeemed                   (9,481,432)    (6,657,398)    (231,213,235)    (152,716,059)

Net increase (decrease)           (533,204)      9,817,559     $ (11,127,485)   $ 220,745,386

CLASS B                           1,183,380      1,475,147     $ 28,872,353     $ 33,567,815
Shares sold

Reinvestment of distributions     96,152         5,653          2,345,122        112,491

Shares redeemed                   (458,573)      (160,185)      (10,907,231)     (3,677,194)

Net increase (decrease)           820,959        1,320,615     $ 20,310,244     $ 30,003,112

INSTITUTIONAL CLASS               342,819        759,537       $ 8,550,867      $ 17,292,506
Shares sold

Reinvestment of distributions     29,515         1,464          727,819          29,239

Shares redeemed                   (384,020)      (406,499)      (9,399,190)      (9,620,709)

Net increase (decrease)           (11,686)       354,502       $ (120,504)      $ 7,701,036


 A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 26,152

CLASS T                 100,940

CLASS B                 20,105

INSTITUTIONAL CLASS     15,822

                       $ 163,019

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor Natural Resources Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor Natural Resources Fund, including the schedule of portfolio investments, as of July 31, 1997, and the related statement of operations for the period then ended, the statements of changes in net assets for each of the periods indicated therein and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor Natural Resources Fund as of July 31, 1997, the results of its operations for the period then ended, the changes in its net assets for each of the periods indicated therein and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
September 12, 1997
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on June 18,
1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To approve an amended management contract for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative      17,838,235.074    90.902

Against          467,374.520       2.382

Abstain          1,317,959.317     6.716

TOTAL            19,623,568.911    100.000

PROPOSAL 2
To amend the fund's fundamental investment limitation concerning the concentration of its investments in a single industry.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative      12,718,493.325    83.072

Against          925,615.216       6.046

Abstain          1,666,027.370     10.882

TOTAL            15,310,135.911    100.000

Broker Non-Votes      4,313,433.000

PROPOSAL 3
To eliminate the fund's fundamental investment limitation
concerning diversification and to change the fund's classification to a non-diversified fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative      12,552,771.151    81.990

Against          1,001,672.363     6.542

Abstain          1,755,692.397     11.468

TOTAL            15,310,135.911    100.000

Broker Non-Votes      4,313,433.000

PROPOSAL 4
To approve an agreement and plan of reorganization of the fund from a separate series of one Massachusetts business trust to another.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative      13,061,796.597    85.315

Against          512,230.825       3.345

Abstain          1,736,108.489     11.340

TOTAL            15,310,135.911    100.000

Broker Non-Votes      4,313,433.000

ADVISOR TECHNOLOGY FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                   LIFE OF
JULY 31, 1997                  FUND

TECHNOLOGY - CLASS A           60.62%

TECHNOLOGY - CLASS A           51.38%
(INCL. 5.75% SALES CHARGE) 1

S&P 500                        48.98%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of long-term growth and
short-term volatility. Unlike the broader market,
however, some sectors may not have a history
of growth in the long run. And, as with all stock
funds, the share price and return of a fund that
invests in a sector will vary. That means if you
sell your shares during a sector downturn, you
might lose money. But if you can identify a
sector that is about to experience rapid growth
you may have the potential for above-average
gains.
(checkmark)
1 HAD THE FORMER 5.25% SALES CHARGE BEEN REFLECTED, THE CUMULATIVE LIFE OF FUND RETURN WOULD HAVE BEEN 52.18%.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970814 113124 S00000000000001
             FA Technology -CL A         S&P 500
             00187                       SP001
  1996/09/03       9425.00                    10000.00
  1996/09/30      10480.60                    10561.42
  1996/10/31      10584.28                    10852.70
  1996/11/30      12007.45                    11673.05
  1996/12/31      11770.98                    11441.81
  1997/01/31      13089.41                    12156.70
  1997/02/28      12178.84                    12252.00
  1997/03/31      11448.49                    11748.57
  1997/04/30      12121.93                    12449.96
  1997/05/31      13487.78                    13207.91
  1997/06/30      13620.57                    13799.63
  1997/07/31      15138.19                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970814 113125 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class A on September 3, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $15,138 - a 51.38% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898
- a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                            % OF FUND'S
                                            INVESTMENTS

Applied Materials, Inc.                     10.1

Compaq Computer Corp.                       7.0

Teradyne, Inc.                              5.0

Nokia Corp. AB sponsored ADR                4.0

Advantest Corp.                             3.8

Ascend Communications, Inc.                 3.2

ASM Lithography Holding NV                  2.7

Microsoft Corp.                             2.1

Ericsson (L.M.) Telephone Co. Class B ADR   2.0

Helix Technology Corp.                      1.8

TOP INDUSTRIES AS OF JULY 31, 1997
% OF FUND'S INVESTMENTS
Telephone Equipment 12.2%
Electronic Equipment 11.7%
Semiconductor Capital
Equipment 11.2%
Semiconductors 10.9%
Mini & Macro Computers 7.4%
All Others 46.6%*
Row: 1, Col: 1, Value: 46.6
Row: 1, Col: 2, Value: 7.4
Row: 1, Col: 3, Value: 10.9
Row: 1, Col: 4, Value: 11.2
Row: 1, Col: 5, Value: 11.7
Row: 1, Col: 6, Value: 12.2
* INCLUDES SHORT-TERM INVESTMENTS
ADVISOR TECHNOLOGY FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                 LIFE OF
JULY 31, 1997                FUND

TECHNOLOGY - CLASS T         60.12%

TECHNOLOGY - CLASS T         54.51%
(INCL. 3.50% SALES CHARGE)

S&P 500                      48.98%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of long-term growth and
short-term volatility. Unlike the broader market,
however, some sectors may not have a history
of growth in the long run. And, as with all stock
funds, the share price and return of a fund that
invests in a sector will vary. That means if you
sell your shares during a sector downturn, you
might lose money. But if you can identify a
sector that is about to experience rapid growth
you may have the potential for above-average
gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970813 145829 S00000000000001
             FA Technology -CL T         S&P 500
             00192                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30      10721.15                    10561.42
  1996/10/31      10817.65                    10852.70
  1996/11/30      12274.80                    11673.05
  1996/12/31      12022.98                    11441.81
  1997/01/31      13372.89                    12156.70
  1997/02/28      12440.58                    12252.00
  1997/03/31      11683.07                    11748.57
  1997/04/30      12372.59                    12449.96
  1997/05/31      13771.07                    13207.91
  1997/06/30      13897.32                    13799.63
  1997/07/31      15451.17                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970813 145830 R00000000000014

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $15,451 - a 54.51% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898
- a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                            % OF FUND'S
                                            INVESTMENTS

Applied Materials, Inc.                     10.1

Compaq Computer Corp.                       7.0

Teradyne, Inc.                              5.0

Nokia Corp. AB sponsored ADR                4.0

Advantest Corp.                             3.8

Ascend Communications, Inc.                 3.2

ASM Lithography Holding NV                  2.7

Microsoft Corp.                             2.1

Ericsson (L.M.) Telephone Co. Class B ADR   2.0

Helix Technology Corp.                      1.8

TOP INDUSTRIES AS OF JULY 31, 1997
% OF FUND'S INVESTMENTS
Telephone Equipment 12.2%
Electronic Equipment 11.7%
Semiconductor Capital
Equipment 11.2%
Semiconductors 10.9%
Mini & Macro Computers 7.4%
All Others 46.6%*
Row: 1, Col: 1, Value: 46.6
Row: 1, Col: 2, Value: 7.4
Row: 1, Col: 3, Value: 10.9
Row: 1, Col: 4, Value: 11.2
Row: 1, Col: 5, Value: 11.7
Row: 1, Col: 6, Value: 12.2
* INCLUDES SHORT-TERM INVESTMENTS
ADVISOR TECHNOLOGY FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to March 3, 1997 are those of Class T which bears a .50% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charge included in life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                               LIFE OF
JULY 31, 1997                              FUND

TECHNOLOGY - CLASS B                       59.81%

TECHNOLOGY - CLASS B                       54.81%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    48.98%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970813 144125 S00000000000001
             FA Technology -CL B         S&P 500
             00197                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      11110.00                    10561.42
  1996/10/31      11210.00                    10852.70
  1996/11/30      12720.00                    11673.05
  1996/12/31      12459.04                    11441.81
  1997/01/31      13857.92                    12156.70
  1997/02/28      12891.79                    12252.00
  1997/03/31      12116.87                    11748.57
  1997/04/30      12821.34                    12449.96
  1997/05/31      14260.47                    13207.91
  1997/06/30      14391.30                    13799.63
  1997/07/31      15481.39                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970813 144129 R00000000000014

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $15,481 - a 54.81% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                            % OF FUND'S
                                            INVESTMENTS

APPLIED MATERIALS, INC.                     10.1

COMPAQ COMPUTER CORP.                       7.0

TERADYNE, INC.                              5.0

NOKIA CORP. AB SPONSORED ADR                4.0

ADVANTEST CORP.                             3.8

ASCEND COMMUNICATIONS, INC.                 3.2

ASM LITHOGRAPHY HOLDING NV                  2.7

MICROSOFT CORP.                             2.1

ERICSSON (L.M.) TELEPHONE CO. CLASS B ADR   2.0

HELIX TECHNOLOGY CORP.                      1.8

TOP INDUSTRIES AS OF JULY 31, 1997
% OF FUND'S INVESTMENTS
TELEPHONE EQUIPMENT 12.2%
ELECTRONIC EQUIPMENT 11.7%
SEMICONDUCTOR CAPITAL
EQUIPMENT 11.2%
SEMICONDUCTORS 10.9%
MINI & MACRO COMPUTERS 7.4%
ALL OTHERS 46.6%*
ROW: 1, COL: 1, VALUE: 46.6
ROW: 1, COL: 2, VALUE: 7.4
ROW: 1, COL: 3, VALUE: 10.9
ROW: 1, COL: 4, VALUE: 11.2
ROW: 1, COL: 5, VALUE: 11.7
ROW: 1, COL: 6, VALUE: 12.2
* INCLUDES SHORT-TERM INVESTMENTS
ADVISOR TECHNOLOGY FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Adam Hetnarski, Portfolio Manager of Fidelity Advisor Technology Fund
Q. HOW DID THE FUND PERFORM, ADAM?
Q. WHAT HELPED THE FUND OUTPERFORM THE S&P 500?
A. Being invested in the right stocks at the right time paid off for the fund. For example, the fund was heavily overweighted in semiconductor capital equipment companies at the beginning of the year. These companies reported robust order and revenue growth throughout the first half of the year, which helped the fund's performance. Conversely, staying away from the wrong stocks at the right time also helped performance. For instance, the fund was underweighted in networking stocks when the companies in that sector imploded in March and April. By that I mean pricing pressures surfaced in the industry and many analysts cut first-quarter earnings estimates for several large networking companies. I anticipated problems in the industry, so the fund reduced its exposure to those stocks. Therefore, the fund didn't underperform when the market dipped during those months.
Q. HOW WOULD YOU DESCRIBE THE INVESTING ENVIRONMENT DURING THE PERIOD?
A. The stock market achieved unprecedented gains over the past 12 months, largely fueled by a narrow group of the larger-cap stocks in the S&P 500 Index. Several of the best-performing stocks in the index were technology stocks, including Microsoft, Compaq and Intel. The technology sector was very strong during the period, with the exception of suffering a correction from the end of January 1997 through the end of April. However, technology companies with strong business prospects rebounded sharply from that point through the end of July - recovering more ground than they had lost.
Q. APPLIED MATERIALS REPRESENTED 10% OF THE FUND'S HOLDINGS AT THE END OF THE PERIOD AND COMPAQ ACCOUNTED FOR ABOUT 7%. WHAT DID YOU FIND ATTRACTIVE ABOUT THESE STOCKS?
A. These companies are involved in different industries, but the story for both is the same: improving business prospects. Compaq's unit growth and margins continued to improve, along with return on assets and return on equity. The same holds true for Applied Materials, a semiconductor capital equipment company. Orders improved and, even in the trough of the cycle, the company generated net margins of more than 10%.
Q. WHAT WOULD YOU CHARACTERIZE AS THE BIGGEST DISAPPOINTMENT DURING
THE PERIOD?
A. I had the fund positioned too defensively late in the period because I thought the technology sector might underperform the broad market, especially after Intel missed quarterly sales expectations and warned that revenue in the September quarter would be flat compared to its previous quarter. Seagate Technologies and Western Digital also reported earnings that came in lower than analysts' estimates. In short, there was every indication that technology was going to be weak, and I positioned the fund accordingly. However, the technology market actually rallied dramatically in July, and the fund's positioning didn't allow it to reap all of the rewards of that upswing.
Q. WHAT'S YOUR OUTLOOK FOR THE TECHNOLOGY SECTOR OVER THE NEXT SIX
MONTHS?
A. It's hard to say, since so many technology stocks are trading close to peak valuations. In addition, it's difficult to predict PC unit growth going forward. Basically, I'm more cautious going into the next six to 12 months. However, technology represents about 12%-14% of the S&P 500 and it's growing faster than any other segment of the index. Technology companies also have better operating margins, return on equity and return on assets than most other segments. They are the beneficiaries of government, corporate and consumer spending as technological change becomes more of a driving force behind the growing global economy. Therefore, I think technology can outperform the broader market in the long run.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of July 31, 1997, more than
$73 million
MANAGER: Adam Hetnarski, since inception;
joined Fidelity in 1991
(checkmark)
ADVISOR TECHNOLOGY FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.5%
 SHARES VALUE (NOTE 1)
ADVERTISING - 0.4%
Lycos, Inc. (a)   14,800 $ 279,350
AEROSPACE & DEFENSE - 0.8%
AIRCRAFT EQUIPMENT - 0.4%
BE Aerospace, Inc. (a)  7,800  279,825
MISSILES & SPACE VEHICLES - 0.4%
GenCorp, Inc.   12,100  352,413
TOTAL AEROSPACE & DEFENSE   632,238
BROADCASTING - 0.2%
COMMUNICATIONS SERVICES - 0.1%
Smartalk Teleservices, Inc. (a)   3,900  69,225
RADIO BROADCASTING - 0.1%
American Radio Systems Corp. Class A  1,300  56,387
TOTAL BROADCASTING   125,612
BUILDING MATERIALS - 0.9%
FLAT GLASS - 0.9%
Toshiba Ceramics Co., Ltd.   53,000  643,101
COMMUNICATIONS EQUIPMENT - 13.6%
DATACOMMUNICATIONS EQUIPMENT - 0.9%
Aspect Telecommunications Corp. (a)  10,000  211,406
Level One Communications, Inc. (a)  2,200  93,500
Network General Corp. (a)  20,500  333,125
  638,031
TELEPHONE EQUIPMENT - 12.2%
Advanced Fibre Communication, Inc.  2,600  181,675
Andrew Corp. (a)  5,000  130,313
Ascend Communications, Inc. (a)   43,800  2,381,625
Boston Technology, Inc. (a)   3,500  92,969
Ciena Corp. (a)  11,000  617,375
Ericsson (L.M.) Telephone Co.
 Class B ADR  33,500  1,515,875
Lucent Technologies, Inc.   9,800  832,388
Matsushita Communication Industrial
 Co. Ltd.   6,000  250,769
Newbridge Networks Corp. (a)   1,000  52,125
Nokia Corp. AB sponsored ADR  35,000  2,996,875
  9,051,989
TELEPHONE INTERCONNECT SYSTEMS - 0.5%
Premisys Communications, Inc. (a)  19,000  389,203
TOTAL COMMUNICATIONS EQUIPMENT   10,079,223
COMPUTER SERVICES & SOFTWARE - 9.7%
COMPUTER RELATED SERVICES - 0.3%
RWD Technologies, Inc.   9,700  203,700
COMPUTER SERVICES - 3.2%
Cerner Corp. (a)  5,300  159,000
Computer Learning Centers, Inc. (a)  7,700  368,638
Diamond Multimedia Systems, Inc. (a)  29,000  259,188
Electronic Data Systems Corp.   27,300  1,180,725
HBO & Co.   2,906  224,852
Sync Research, Inc. (a)  10,200  45,900
Viasoft, Inc. (a)  2,000  121,000
  2,359,303
CAD/CAM/CAE - 0.1%
Advanced Communication Systems, Inc.   5,000  47,500
Synopsys, Inc. (a)  2,200  73,975
  121,475

 SHARES VALUE (NOTE 1)
DATA PROCESSING - 0.1%
Ceridian Corp. (a)   1,800 $ 78,750
ELECTRONIC INFORMATION RETRIEVAL - 0.0%
Galileo International, Inc.   200  5,275
PREPACKAGED COMPUTER SOFTWARE - 6.0%
Broderbund Software, Inc. (a)  13,700  297,119
Business Objects SA sponsored ADR (a)  6,900  46,575
Citrix Systems, Inc. (a)  3,200  151,600
Eagle Point Software Corp. (a)   27,200  92,650
Electronic Arts, Inc. (a)  16,207  542,935
GT Interactive Software, Inc. (a)   6,000  57,375
Informix Corp. (a)  16,600  187,788
Microsoft Corp. (a)   10,900  1,542,350
Midway Games, Inc. (a)   9,700  197,638
Scopus Technology, Inc.   8,000  231,000
Spectrum Holobyte, Inc. (a)   138,900  599,006
Systems & Computer Technology
 Corp. (a)  12,000  390,000
Vantive Corp. (a)  3,400  106,250
  4,442,286
TOTAL COMPUTER SERVICES & SOFTWARE   7,210,789
COMPUTERS & OFFICE EQUIPMENT - 11.4%
COMPUTER PERIPHERALS - 1.4%
Creative Technology Corp. Ltd.   9,500  193,563
EMC Corp. (a)  4,000  202,000
Fore Systems, Inc. (a)   27,800  446,538
Galileo Technology Ltd.   7,100  173,063
  1,015,164
GRAPHICS WORKSTATIONS - 1.5%
Silicon Graphics, Inc. (a)   46,000  1,150,000
MINI & MICRO COMPUTERS - 7.4%
Compaq Computer Corp. (a)   91,450  5,224,081
Digital Equipment Corp. (a)  6,700  275,956
  5,500,037
OFFICE AUTOMATION - 1.1%
Nam Tai Electronics, Inc.   23,000  621,000
Xerox Corp.   2,300  189,175
  810,175
TOTAL COMPUTERS & OFFICE EQUIPMENT   8,475,376
CONSUMER DURABLES - 0.8%
GLASS, PRESSED OR BLOWN - 0.7%
Corning, Inc.   8,500  525,406
MANUFACTURING INDUSTRIES - 0.1%
Minnesota Mining & Manufacturing Co.   800  75,800
TOTAL CONSUMER DURABLES   601,206
CREDIT & OTHER FINANCE - 0.5%
FINANCIAL SERVICES - 0.1%
American Express Co.   1,200  100,500
MORTGAGE BANKERS - 0.2%
New Century Financial Corp.   8,500  155,125
PERSONAL CREDIT INSTITUTIONS - 0.2%
Associates First Capital Corp.   1,900  125,281
TOTAL CREDIT & OTHER FINANCE   380,906
DEFENSE ELECTRONICS - 1.6%
Raytheon Co.   21,800  1,218,075
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DRUGS & PHARMACEUTICALS - 0.7%
COMMERCIAL LABORATORY RESEARCH - 0.1%
BioReliance Corp.   100 $ 1,788
Millennium Pharmaceuticals, Inc. (a)   5,400  78,975
  80,763
DRUGS - 0.5%
Barr Laboratories, Inc. (a)  7,650  344,250
PHARMACEUTICAL PREPARATIONS - 0.1%
Guilford Pharmaceuticals, Inc. (a)   5,050  112,047
TOTAL DRUGS & PHARMACEUTICALS   537,060
ELECTRICAL EQUIPMENT - 1.1%
TV & RADIO COMMUNICATION EQUIPMENT - 1.1%
Corsair Communications, Inc.   100  1,981
Spectrian Corp. (a)  18,200  828,100
  830,081
ELECTRONIC INSTRUMENTS - 23.6%
ELECTRONIC EQUIPMENT - 11.7%
Advantest Corp.   30,700  2,845,587
Cohu, Inc.   4,400  184,800
Credence Systems Corp. (a)   6,700  227,800
Helix Technology Corp.   26,200  1,318,188
LTX Corp. (a)  43,400  309,225
ORBIT/FR, Inc.   9,300  108,113
Teradyne, Inc. (a)   79,600  3,721,300
  8,715,013
LAB & RESEARCH EQUIPMENT - 0.7%
Newport Corp.   3,900  50,213
Tokyo Seimitsu Co. Ltd.   16,000  446,261
  496,474
SEMICONDUCTOR CAPITAL EQUIPMENT - 11.2%
Applied Materials, Inc. (a)  81,900  7,524,563
KLA-Tencor Corp. (a)  7,700  466,331
Silicon Valley Group, Inc. (a)   10,100  313,100
  8,303,994
TOTAL ELECTRONIC INSTRUMENTS   17,515,481
ELECTRONICS - 13.4%
ELECTRONIC PARTS - WHOLESALE - 0.3%
Audiovox Corp. Class A (a)  30,800  240,625
ELECTRONICS & ELECTRONIC COMPONENTS - 1.2%
Advanced Energy Industries, Inc. (a)   16,700  417,500
Kyocera Corp.   5,000  429,745
  847,245
PRINTED CIRCUIT BOARDS - 1.0%
DII Group, Inc. (a)  14,300  732,875
SEMICONDUCTORS - 10.9%
Alliance Semiconductor Corp. (a)  8,500  123,781
CFM Technologies, Inc. (a)  3,300  85,800
Electroglas, Inc. (a)  24,000  759,000
Integrated Circuit Systems, Inc. (a)   13,100  345,513
Integrated Device Technology, Inc. (a)  11,300  153,256
Intel Corp.   1,200  110,175
Intel Corp. warrants 3/14/98 (a)  13,500  961,031
Lattice Semiconductor Corp. (a)   8,900  599,638
Micrel, Inc. (a)  1,100  72,188
OnTrak Systems, Inc. (a)  23,900  1,045,625

 SHARES VALUE (NOTE 1)
PMC-Sierra, Inc. (a)  9,600 $ 314,400
Quality Semiconductor, Inc. (a)  35,000  463,750
RF Micro Devices, Inc.   12,700  214,313
Texas Instruments, Inc.   10,100  1,161,500
Tokyo Electron Ltd.   18,000  1,110,259
Vitesse Semiconductor Corp. (a)  12,200  590,175
  8,110,404
TOTAL ELECTRONICS   9,931,149
ENERGY SERVICES - 1.7%
DRILLING - 1.3%
Cliffs Drilling Co. (a)   12,100  633,738
Falcon Drilling, Inc. (a)  12,200  352,275
  986,013
OIL & GAS SERVICES - 0.4%
Schlumberger Ltd.   3,400  259,675
TOTAL ENERGY SERVICES   1,245,688
HOUSEHOLD PRODUCTS - 0.4%
SOAPS & DETERGENTS - 0.4%
Procter & Gamble Co.   2,100  319,463
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ACCESS & MEASURING CUTTING TOOLS - 0.1%
Stanley Works  1,800  81,563
FARM MACHINERY & EQUIPMENT - 0.4%
Case Corp.   4,600  287,213
GENERAL INDUSTRIAL MACHINERY - 1.0%
Tyco International Ltd.  8,894  720,414
SPECIAL INDUSTRIAL MACHINERY - 2.8%
ASM Lithography Holding NV  24,500  1,984,500
Asyst Technologies, Inc. (a)   2,500  134,375
  2,118,875
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,208,065
LEASING & RENTAL - 0.1%
EQUIPMENT RENTAL & LEASING - 0.1%
Alrenco, Inc. (a)  3,100  45,338
Rent-Way, Inc. (a)  3,300  49,088
  94,426
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
MEDICAL SUPPLIES & APPLIANCES - 0.0%
Proteon, Inc. (a)  4,100  7,559
METALS & MINING - 1.2%
METAL MINING - 0.4%
Phelps Dodge Corp.   3,400  289,213
NONFERROUS WIRE - 0.8%
AFC Cable Systems, Inc. (a)  20,000  572,500
TOTAL METALS & MINING   861,713
OIL & GAS - 0.2%
PETROLEUM REFINERS - 0.2%
British Petroleum PLC ADR  1,600  131,900
PAPER & FOREST PRODUCTS - 0.7%
ENVELOPES - 0.2%
Mail-Well, Inc. (a)  4,250  138,656
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PAPER & FOREST PRODUCTS - CONTINUED
PAPER - 0.5%
Champion International Corp.   6,200 $ 384,400
TOTAL PAPER & FOREST PRODUCTS   523,056
PRECIOUS METALS - 0.4%
GOLD ORES - 0.4%
Newmont Mining Corp.   6,600  272,250
RAILROADS - 0.5%
Kansas City Southern Industries, Inc.   4,700  354,250
RESTAURANTS - 0.6%
Brinker International, Inc. (a)  11,000  172,563
Starbucks Corp. (a)  6,200  253,813
  426,376
RETAIL & WHOLESALE, MISCELLANEOUS - 2.5%
MAIL ORDER - 0.9%
Viking Office Products, Inc. (a)  32,600  654,038
STATIONERY & OFFICE SUPPLIES -
 WHOLESALE - 1.6%
Corporate Express, Inc.   34,000  510,000
IKON Office Solutions, Inc.   25,100  732,606
  1,242,606
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   1,896,644
SERVICES - 2.3%
BUSINESS CONSULTING SERVICES - 0.3%
Learning Tree International, Inc. (a)   4,600  187,450
BUSINESS SERVICES - 0.3%
Sitel Corp. (a)  1,900  28,500
Snyder Communications, Inc. (a)   5,500  170,500
  199,000
MANAGEMENT CONSULTING SERVICES - 0.4%
Hagler Bailly, Inc.   15,500  311,938
MANAGEMENT SERVICES - 1.0%
Maximus, Inc. (a)  32,400  749,250
PERSONNEL SUPPLY SERVICES - 0.3%
AccuStaff, Inc. (a)  5,200  141,700
Computer Horizons Corp. (a)  2,850  114,000
  255,700
TOTAL SERVICES   1,703,338
TELEPHONE SERVICES - 1.0%
Brooks Fiber Properties, Inc. (a)  8,000  301,000
Teleport Communications Group, Inc.
 Class A (a)  10,400  409,500
  710,500
TOBACCO - 0.9%
TOBACCO MANUFACTURERS - 0.9%
Philip Morris Companies, Inc.   14,600  658,825
TOTAL COMMON STOCKS
 (Cost $61,249,892)   70,873,700
CASH EQUIVALENTS - 4.5%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $3,343,382)  3,343,382 $ 3,343,382
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $64,593,274)  $ 74,217,082
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   81.6%
Japan   7.7
Finland   4.0
Netherlands   3.0
Sweden   2.0
Others (individually less than 1%)   1.7
TOTAL   100.0%
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $64,906,755. Net unrealized appreciation aggregated $9,310,327, of which $10,084,674 related to appreciated investment securities and $774,347 related to depreciated investment securities.
The fund hereby designates approximately $186,000 as a capital gain dividend for the purpose of the dividend paid deduction.
A total of 2%, 2%, and 1% of Class A's, Class T's and Institutional Class' dividend distributions during the fiscal year qualifies for the dividend-received deduction for corporate shareholders (unaudited). The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
ADVISOR TECHNOLOGY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                            $ 74,217,082
(COST $64,593,274) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                1,219,017

RECEIVABLE FOR FUND SHARES SOLD                                                989,416

DIVIDENDS RECEIVABLE                                                           20,690

INTEREST RECEIVABLE                                                            49,108

PREPAID EXPENSES11,034

 TOTAL ASSETS   76,506,347

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                               $ 2,607,331

PAYABLE FOR FUND SHARES REDEEMED                                 147,838

ACCRUED MANAGEMENT FEE                                           25,095

DISTRIBUTION FEES PAYABLE                                        26,564

OTHER PAYABLES AND ACCRUED EXPENSES                              60,844

 TOTAL LIABILITIES                                                             2,867,672

NET ASSETS     $ 73,638,675

NET ASSETS CONSIST OF:

PAID IN CAPITAL$ 59,642,923

ACCUMULATED NET REALIZED                                                       4,371,982
GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      9,623,770
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS     $ 73,638,675


CALCULATION OF MAXIMUM                                $15.96
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($7,312,548 (DIVIDED BY)
  458,061 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $16.84
 (100/94.75 OF $15.96)

 CLASS T:                                             $15.91
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($57,623,799 (DIVIDED BY)
  3,622,892 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                     $16.49
 (100/96.50 OF $15.91)

 CLASS B:                                             $15.88
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($5,104,587 (DIVIDED BY)
  321,360 SHARES) A

 INSTITUTIONAL CLASS:                                 $15.98
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($3,597,741 (DIVIDED BY) 225,171 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997

INVESTMENT INCOME $ 68,365
DIVIDENDS

INTEREST           206,358

 TOTAL INCOME      274,723

EXPENSES

MANAGEMENT FEE                                                      $ 174,663

TRANSFER AGENT FEES                                                  85,124

DISTRIBUTION FEES                                                    134,619

ACCOUNTING FEES AND EXPENSES                                         55,209

NON-INTERESTED TRUSTEES' COMPENSATION                                91

CUSTODIAN FEES AND EXPENSES                                          21,899

REGISTRATION FEES                                                    114,626

AUDIT 20,131

LEGAL 1,001

MISCELLANEOUS                                                        6,369

 TOTAL EXPENSES BEFORE REDUCTIONS                                    613,732

 EXPENSE REDUCTIONS                                                  (74,630)     539,102

NET INVESTMENT INCOME (LOSS)                                                      (264,379)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                               4,756,467

 FOREIGN CURRENCY TRANSACTIONS                                       (327)        4,756,140

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                               9,623,808

 ASSETS AND LIABILITIES IN                                           (38)         9,623,770
 FOREIGN CURRENCIES

NET GAIN (LOSS)    14,379,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 14,115,531


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JULY 31,
                                    1997


OPERATIONS                                                          $ (264,379)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                            4,756,140

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                9,623,770

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     14,115,531

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS                (119,780)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                         59,627,327

REDEMPTION FEES                                                      15,597

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            73,638,675

NET ASSETS

 BEGINNING OF PERIOD                                                 -

 END OF PERIOD                                                      $ 73,638,675



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 H




NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                               (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                    6.13

 TOTAL FROM INVESTMENT OPERATIONS                           6.03

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                     (.08)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                    .01

NET ASSET VALUE, END OF PERIOD                             $ 15.96

TOTAL RETURN B, C                                           60.62%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                    $ 7,313

RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.75% A,
E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
1.70% A,
F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (.79)% A

PORTFOLIO TURNOVER                                          517% A

AVERAGE COMMISSION RATE G                                  $ .0415

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS

REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE
FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES

(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON

THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. H FOR THE
PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.



FINANCIAL HIGHLIGHTS - CLASS T
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 G




NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                   (.11)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        6.09

 TOTAL FROM INVESTMENT OPERATIONS                               5.98

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                         (.08)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                        .01

NET ASSET VALUE, END OF PERIOD                                 $ 15.91

TOTAL RETURN B, C                                               60.12%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 57,624

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         1.92% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS1.87% A,
    E

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.93)% A

PORTFOLIO TURNOVER                                              517% A

AVERAGE COMMISSION RATE F                                      $ .0415

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID

OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD

TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER. G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31,

1997.


FINANCIAL HIGHLIGHTS - CLASS B
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 H




NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.88

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                  (.08)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       3.08

 TOTAL FROM INVESTMENT OPERATIONS                              3.00

REDEMPTION FEES ADDED TO PAID IN CAPITAL                       -

NET ASSET VALUE, END OF PERIOD                                $ 15.88

TOTAL RETURN B, C                                              23.29%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 5,105

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.50% A,
   E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
 2.45% A,
   F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (1.41)% A

PORTFOLIO TURNOVER                                             517% A

AVERAGE COMMISSION RATE G                                     $ .0415

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR

PERIODS OF LESS THAN ONE YEAR IS NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.

WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE

CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND

DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER. H FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 H




NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                               (.06)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                    6.12

 TOTAL FROM INVESTMENT OPERATIONS                           6.06

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                     (.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                    .01

NET ASSET VALUE, END OF PERIOD                             $ 15.98

TOTAL RETURN B, C                                           60.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                    $ 3,598

RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.50% A,
E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS
1.44% A,
F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (.50)% A

PORTFOLIO TURNOVER                                          517% A

AVERAGE COMMISSION RATE G                                  $ .0415

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR
AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE

RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO
FINANCIAL
STATEMENTS). G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN

VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. H FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JULY 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $201,318,715 and $144,825,290, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 8,224     $ 8,224

CLASS T     117,376     117,376

CLASS B     9,019       2,257

           $ 134,619   $ 127,857

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 137,804   $ 104,769

CLASS T     326,277     235,448

CLASS B     1,501       0
                       *

           $ 465,582   $ 340,217

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER    AMOUNT     % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC  **   $ 10,888   .33% *

CLASS T ***            FIIOC  **    67,907    .29% *

CLASS B                FIIOC  **    3,476     .38% *

INSTITUTIONAL CLASS    FIIOC  **    2,853     .20% *

                                   $ 85,124

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
 HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE
 SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $22,843 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.75%         $ 26,420

CLASS B                2.50%          10,493

CLASS T                2.00%          -

INSTITUTIONAL CLASS    1.50%          24,996

                                     $ 61,909

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $12,267 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $454 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                          YEAR ENDED
                          JULY 31,

CLASS A                   1997 A

FROM NET REALIZED GAIN    $ 16,754

CLASS T

FROM NET REALIZED GAIN     94,078

INSTITUTIONAL CLASS

FROM NET REALIZED GAIN     8,948

TOTAL                     $ 119,780

A DISTRIBUTIONS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES       DOLLARS

                                 YEAR ENDED   YEAR ENDED
                                 JULY 31,     JULY 31,

                                 1997 A, B    1997 A, B

CLASS A                           504,366     $ 6,388,175
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,197        15,029

SHARES REDEEMED                   (47,502)     (617,865)

NET INCREASE (DECREASE)           458,061     $ 5,785,339

CLASS T                           4,187,137   $ 54,310,830
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     7,154        89,642

SHARES REDEEMED                   (571,399)    (7,714,355)

NET INCREASE (DECREASE)           3,622,892   $ 46,686,117

CLASS B                           352,887     $ 4,850,934
SHARES SOLD

SHARES REDEEMED                   (31,527)     (463,394)

NET INCREASE (DECREASE)           321,360     $ 4,387,540

INSTITUTIONAL CLASS               229,260     $ 2,822,866
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     714          8,948

SHARES REDEEMED                   (4,803)      (63,483)

NET INCREASE (DECREASE)           225,171     $ 2,768,331

A SHARE TRANSACTIONS FOR CLASS A, CLASS T AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 32,274

CLASS T                 40,552

CLASS B                 13,256

INSTITUTIONAL CLASS     28,544

                       $ 114,626

ADVISOR UTILITIES GROWTH FUND - CLASS A
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                   LIFE OF
JULY 31, 1997                  FUND

UTILITIES GROWTH - CLASS A     32.36%

UTILITIES GROWTH - CLASS A     24.75%
(INCL. 5.75% SALES CHARGE) 1

S&P 500                        48.98%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class A's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of long-term growth and
short-term volatility. Unlike the broader market,
however, some sectors may not have a history
of growth in the long run. And, as with all stock
funds, the share price and return of a fund that
invests in a sector will vary. That means if you
sell your shares during a sector downturn, you
might lose money. But if you can identify a
sector that is about to experience rapid growth
you may have the potential for above-average
gains.
(checkmark)
1 HAD THE FORMER 5.25% SALES CHARGE BEEN REFLECTED, THE CUMULATIVE LIFE OF FUND RETURN WOULD HAVE BEEN 25.41%.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970814 164739 S00000000000001
             FA Utilities Growth -CL A   S&P 500
             00186                       SP001
  1996/09/03       9425.00                    10000.00
  1996/09/30       9566.38                    10561.42
  1996/10/31      10150.73                    10852.70
  1996/11/30      10697.38                    11673.05
  1996/12/31      10842.70                    11441.81
  1997/01/31      11148.13                    12156.70
  1997/02/28      11310.38                    12252.00
  1997/03/31      10737.71                    11748.57
  1997/04/30      11109.95                    12449.96
  1997/05/31      11816.25                    13207.91
  1997/06/30      12188.49                    13799.63
  1997/07/31      12474.83                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970814 164740 R00000000000014

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class A on September 3, 1996, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $12,475 - a 24.75% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

WORLDCOM, INC.                  9.6

SBC COMMUNICATIONS, INC.        7.6

SPRINT CORP.                    5.6

BELLSOUTH CORP.                 4.7

AIRTOUCH COMMUNICATIONS, INC.   4.6

AMERITECH CORP.                 4.5

AES CORP.                       4.0

NYNEX CORP.                     3.9

GTE CORP.                       3.6

MCI COMMUNICATIONS CORP.        3.6

TOP INDUSTRIES AS OF JULY 31, 1997
TELEPHONE SERVICES 54.5%
ELECTRIC POWER 8.6%
GAS DISTRIBUTION 7.5%
GAS TRANSMISSION
& DISTRIBUTION 7.2%
CELLULAR & COMMUNICATION
SERVICES 5.2%
ALL OTHERS 17.0%
ROW: 1, COL: 1, VALUE: 17.0
ROW: 1, COL: 2, VALUE: 5.2
ROW: 1, COL: 3, VALUE: 7.2
ROW: 1, COL: 4, VALUE: 7.5
ROW: 1, COL: 5, VALUE: 8.6
ROW: 1, COL: 6, VALUE: 54.5
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR UTILITIES GROWTH FUND - CLASS T
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                 LIFE OF
JULY 31, 1997                FUND

UTILITIES GROWTH - CLASS T   31.96%

UTILITIES GROWTH - CLASS T   27.34%
(INCL. 3.50% SALES CHARGE)

S&P 500                      48.98%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class T's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970814 164810 S00000000000001
             FA Utilities Growth -CL T   S&P 500
             00196                       SP001
  1996/09/03       9650.00                    10000.00
  1996/09/30       9794.75                    10561.42
  1996/10/31      10393.05                    10852.70
  1996/11/30      10943.10                    11673.05
  1996/12/31      11101.67                    11441.81
  1997/01/31      11404.62                    12156.70
  1997/02/28      11560.98                    12252.00
  1997/03/31      10974.62                    11748.57
  1997/04/30      11345.98                    12449.96
  1997/05/31      12069.16                    13207.91
  1997/06/30      12440.51                    13799.63
  1997/07/31      12733.69                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970814 164812 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class T on September 3, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $12,734 - a 27.34% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

WORLDCOM, INC.                  9.6

SBC COMMUNICATIONS, INC.        7.6

SPRINT CORP.                    5.6

BELLSOUTH CORP.                 4.7

AIRTOUCH COMMUNICATIONS, INC.   4.6

AMERITECH CORP.                 4.5

AES CORP.                       4.0

NYNEX CORP.                     3.9

GTE CORP.                       3.6

MCI COMMUNICATIONS CORP.        3.6

TOP INDUSTRIES AS OF JULY 31, 1997
TELEPHONE SERVICES 54.5%
ELECTRIC POWER 8.6%
GAS DISTRIBUTION 7.5%
GAS TRANSMISSION
& DISTRIBUTION 7.2%
CELLULAR & COMMUNICATION
SERVICES 5.2%
ALL OTHERS 17.0%
ROW: 1, COL: 1, VALUE: 17.0
ROW: 1, COL: 2, VALUE: 5.2
ROW: 1, COL: 3, VALUE: 7.2
ROW: 1, COL: 4, VALUE: 7.5
ROW: 1, COL: 5, VALUE: 8.6
ROW: 1, COL: 6, VALUE: 54.5
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR UTILITIES GROWTH FUND - CLASS B
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to March 3, 1997 are those of Class T which bears a .50% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charge included in life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                               LIFE OF
JULY 31, 1997                              FUND

UTILITIES GROWTH - CLASS B                 31.75%

UTILITIES GROWTH - CLASS B                 26.75%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    48.98%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on September 3, 1996. You can compare Class B's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970731 19970814 164753 S00000000000001
             FA Utilities Growth -CL B   S&P 500
             00189                       SP001
  1996/09/03      10000.00                    10000.00
  1996/09/30      10150.00                    10561.42
  1996/10/31      10770.00                    10852.70
  1996/11/30      11340.00                    11673.05
  1996/12/31      11504.32                    11441.81
  1997/01/31      11818.26                    12156.70
  1997/02/28      11980.29                    12252.00
  1997/03/31      11372.67                    11748.57
  1997/04/30      11747.37                    12449.96
  1997/05/31      12496.77                    13207.91
  1997/06/30      12871.47                    13799.63
  1997/07/31      13175.28                    14897.66
IMATRL PRASUN   SHR__CHT 19970731 19970814 164755 R00000000000014

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 1997, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $12,675 - a 26.75% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,898 - a 48.98% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JULY 31, 1997
                                % OF FUND'S
                                INVESTMENTS

WORLDCOM, INC.                  9.6

SBC COMMUNICATIONS, INC.        7.6

SPRINT CORP.                    5.6

BELLSOUTH CORP.                 4.7

AIRTOUCH COMMUNICATIONS, INC.   4.6

AMERITECH CORP.                 4.5

AES CORP.                       4.0

NYNEX CORP.                     3.9

GTE CORP.                       3.6

MCI COMMUNICATIONS CORP.        3.6

TOP INDUSTRIES AS OF JULY 31, 1997
TELEPHONE SERVICES 54.5%
ELECTRIC POWER 8.6%
GAS DISTRIBUTION 7.5%
GAS TRANSMISSION
& DISTRIBUTION 7.2%
CELLULAR & COMMUNICATION
SERVICES 5.2%
ALL OTHERS 17.0%
ROW: 1, COL: 1, VALUE: 17.0
ROW: 1, COL: 2, VALUE: 5.2
ROW: 1, COL: 3, VALUE: 7.2
ROW: 1, COL: 4, VALUE: 7.5
ROW: 1, COL: 5, VALUE: 8.6
ROW: 1, COL: 6, VALUE: 54.5
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ADVISOR UTILITIES GROWTH FUND
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: On August 18, 1997, Nick Thakore (right) became Portfolio Manager of Fidelity Advisor Utilities Growth Fund. The following is an interview with John Muresianu (left), who managed the fund during the period covered by this report, with comments from Nick Thakore on his outlook.
Q. JOHN, HOW DID THE FUND PERFORM?
Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
J.M. The sector underperformed the broad market because investors continued to be concerned about how ongoing deregulation would affect utilities companies, especially in the telephone and electric industries. Overall, though, the fund benefited from two factors. First, it had a solid concentration in telephone and gas utility stocks. Over the course of the past six months, telephone utility stocks performed the best among the three industries, with gas stocks performing second best and electric utility stocks lagging the other two industries. Second, the fund's stock selection within each of the industries proved to have a positive effect on performance as well.
Q. WHAT HELPED TELEPHONE STOCKS PERFORM THE BEST AMONG THE
UTILITY SECTOR?
J.M. In general, telephone companies posted the best earnings growth - and stock prices generally follow earnings - even though there was some concern about future competition due to deregulation. Gas companies, on the other hand, after performing quite well in 1995 and 1996, were hurt by weaker-than-expected natural gas prices due to unexpectedly mild weather. Nevertheless, the price of natural gas did not fall to levels that would have caused major problems, and the expectation of industry consolidation helped sustain stock prices somewhat. Stocks in the electric utility industry were stalled by three factors. First, these stocks tend to trade in concert with bonds; because of an uncertain interest-rate backdrop, the bond market proved to be fairly volatile, and that affected electric utility stocks. Second, operating costs have increased for most electric utilities with nuclear power plants as a result of pressure from the Nuclear Regulatory Commission. Finally, earnings suffered due to the mild weather over the period.
Q. ELECTRIC UTILITY STOCKS LAGGED THE PHONE AND GAS UTILITIES, YET YOU INCREASED THE FUND'S INVESTMENTS IN THE ELECTRICS. WHY WAS THAT?
J.M. In my judgment, selected electric utility stocks were oversold and became too cheap to ignore. I took profits by selling stocks in other areas to replace them with a higher weighting in these attractive electric stocks.
Q. WHAT WERE SOME OF THE FUND'S STRONGER-PERFORMING STOCKS OVER THE PERIOD? WHAT WERE THE DISAPPOINTMENTS?
J.M. WorldCom was one of the fund's top performers. It posted very strong earnings growth as it consistently beat expectations. AirTouch Communications also proved to be a positive contributor, turning around its earnings more than the market expected. It was helped by strong domestic and international subscriber additions for its wireless communications services. Sprint also did well, as many investors anticipated that the company would be acquired. On the minus side, Enron was hurt by declining natural gas prices and disappointing earnings from its pipeline, trading and international power operations. Sonat also disappointed, as it is one of the gas companies most sensitive to changes in natural gas prices.
Q. TURNING TO YOU, NICK, WHAT'S YOUR OUTLOOK?
N.T. Deregulation - in all of the utilities industries, but especially in the telephones - should lead to tremendous changes in the competitive landscape. My goal will be to find the companies that will be the net beneficiaries of this competition and that show superior earnings growth relative to their group. In the past, there hasn't been much of a difference among many of the stocks in the sector, but we're entering an era where the differences should become much more dramatic. With the sector going through such significant changes, it will be important to differentiate between the winners and the losers. There are two main themes I intend to pursue. First, I'll focus on newer companies because I believe existing companies with a large market share will be more vulnerable to the effects of deregulation than new entrants. Second, I'll look for those companies that are likely to be acquired in what should be a consolidating industry.



FUND FACTS
START DATE: September 3, 1996
SIZE: as of July 31, 1997, more than
$11 million
MANAGER: Nick Thakore, since August 1997;
joined Fidelity in 1993
(checkmark)
ADVISOR UTILITIES GROWTH FUND
INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.2%
 SHARES VALUE (NOTE 1)
BROADCASTING - 0.0%
CABLE TV OPERATORS - 0.0%
TCI Satellite Entertainment, Inc.
 Class A (a)  10 $ 68
TCI Group Class A  200  3,425
  3,493
CELLULAR - 5.2%
CELLULAR & COMMUNICATION SERVICES - 5.2%
AirTouch Communications, Inc. (a)   16,700  550,056
Cellnet Data Systems, Inc. (a)  1,100  13,613
Telephone & Data Systems, Inc.   400  15,341
Vodafone Group PLC sponsored ADR  700  35,350
  614,360
COAL - 0.3%
MAPCO, Inc.   1,000  30,938
COMMUNICATIONS EQUIPMENT - 1.7%
TELEPHONE EQUIPMENT - 1.7%
Lucent Technologies, Inc.   2,456  208,607
COMPUTER SERVICES & SOFTWARE - 0.1%
DATA PROCESSING - 0.1%
NCR Corp. (a)   487  15,614
ELECTRIC UTILITY - 11.5%
ELECTRIC & OTHER SERVICES - 2.9%
DPL, Inc.   1,500  36,938
Enova Corp.   1,300  31,525
Hidroelectrica de Cantabrico SA  100  3,934
IES Industries, Inc.   500  15,313
LG&E Energy Corp.   400  8,725
Montana Power Co.   1,400  33,163
NIPSCO Industries, Inc.   1,200  50,550
PECO Energy Co.   1,400  32,900
PacifiCorp.   2,000  44,625
Public Service Co. of New Mexico  1,500  27,750
Rochester Gas & Electric Corp.   400  9,700
Sierra Pacific Resources  200  6,388
Utilicorp United, Inc.   200  5,963
Veba AG Ord.   700  40,441
  347,915
ELECTRIC POWER - 8.6%
AES Corp. (a)  6,000  474,000
American Electric Power Co., Inc.   700  31,325
Baycorp Holdings Ltd. (a)   100  800
Boston Edison Co.   500  14,063
Central & South West Corp.   1,800  36,113
Central Louisiana Electric Co., Inc.   1,700  45,688
DQE, Inc.   1,300  41,031
Duke Power Co.   5,394  273,408
Entergy Corp.   700  19,119
Kansas City Power & Light Co.   400  11,800
Pinnacle West Capital Corp.   1,100  34,719
Southern Co.   900  19,744
TECO Energy, Inc.   300  7,613
United Illuminating Co.   400  13,825
  1,023,248
TOTAL ELECTRIC UTILITY   1,371,163

 SHARES VALUE (NOTE 1)
GAS - 20.6%
GAS & OTHER SERVICES - 1.0%
MDU Resources Group, Inc.   2,300 $ 54,625
UGI Corp.   2,000  49,250
Western Resources, Inc.   300  10,388
  114,263
GAS DISTRIBUTION - 7.5%
Eastern Enterprises Co.   3,100  111,019
Energen Corp.   1,600  58,000
K N Energy, Inc.   2,900  121,800
MCN Corp.   9,200  291,525
NUI Corp.   800  18,400
National Fuel Gas Co.   400  17,000
New Jersey Resources Corp.   400  12,650
NICOR, Inc.   800  29,300
Northwest Natural Gas Co.   200  5,200
Pacific Enterprises  6,000  200,625
Peoples Energy Corp.   400  15,350
WICOR, Inc.   500  20,063
  900,932
GAS TRANSMISSION - 4.9%
Enron Corp.   4,979  188,891
ONEOK, Inc.   1,400  49,000
Sonat, Inc.   3,900  194,513
USX-Delhi Group  300  3,769
Williams Companies, Inc.   3,200  146,400
  582,573
GAS TRANSMISSION & DISTRIBUTION - 7.2%
Bay State Gas Co.   600  16,275
Columbia Gas System, Inc. (The)  3,100  213,125
Consolidated Natural Gas Co.   800  46,300
ENSERCH Corp.   8,400  186,900
Equitable Resources, Inc.   800  23,850
Noram Energy Corp.   3,700  59,200
Questar Corp.   5,500  225,156
Tejas Gas Corp. (a)   1,700  75,544
Yankee Energy System, Inc.   700  16,800
  863,150
TOTAL GAS   2,460,918
HOLDING COMPANIES - 0.6%
CINergy Corp.   2,000  67,250
INDEPENDENT POWER - 0.0%
STEAM SUPPLY - 0.0%
Bonneville Pacific Corp. (a)  300  675
OIL & GAS - 2.7%
CRUDE PETROLEUM & GAS - 0.1%
Occidental Petroleum Corp.   500  12,531
PETROLEUM REFINERS - 2.6%
Coastal Corp. (The)  5,600  304,500
TOTAL OIL & GAS   317,031
TELEPHONE SERVICES - 54.5%
AT&T Corp.   7,200  265,050
ALLTEL Corp.   300  9,863
Ameritech Corp.   7,900  532,756
BCE, Inc.   2,500  76,087
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - CONTINUED
Bell Atlantic Corp.   5,400 $ 391,838
BellSouth Corp.   11,800  559,025
Cincinnati Bell, Inc.   2,200  66,000
GTE Corp.   9,300  432,450
MCI Communications Corp.   12,000  423,750
NYNEX Corp.   8,300  460,131
Qwest Communications International, Inc.   100  3,113
SBC Communications, Inc.   15,247  902,432
Sprint Corp.   13,500  668,250
U.S. WEST Communications Group  9,900  361,969
U.S. WEST Media Group (a)  9,100  200,769
WorldCom, Inc. (a)   32,750  1,144,203
  6,497,686
TOTAL COMMON STOCKS
 (Cost $10,135,582)   11,587,735
CONVERTIBLE PREFERRED STOCKS - 0.1%
ELECTRIC UTILITY - 0.1%
COMBINATION UTILITIES - 0.1%
Citizens Utilities Trust $2.50
 (Cost $19,495)  400  17,375
CASH EQUIVALENTS - 2.7%
Taxable Central Cash Fund (b)
 (Cost $319,350)  319,350  319,350
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $10,474,427)  $ 11,924,460
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $10,474,427. Net unrealized appreciation aggregated $1,450,033, of which $1,523,569 related to appreciated investment securities and $73,536 related to depreciated investment securities.
The fund hereby designates approximately $8,000 as a capital gain dividend for the purpose of the dividend paid deduction.
A total of 40%, 40%, and 37% of Class A's, Class T's and Institutional Class' dividend distributions during the fiscal year qualifies for the dividend-received deduction for corporate shareholders (unaudited). The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
ADVISOR UTILITIES GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                $ 11,924,460
(COST $10,474,427) - SEE ACCOMPANYING SCHEDULE

CASH                                               1,606

RECEIVABLE FOR INVESTMENTS SOLD                    7,550

RECEIVABLE FOR FUND SHARES SOLD                    7,627

DIVIDENDS RECEIVABLE                               36,688

INTEREST RECEIVABLE                                2,107

PREPAID EXPENSES                                   11,042

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                                         11,314


 TOTAL ASSETS                                      12,002,394

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED       $ 4,700

PAYABLE FOR FUND SHARES REDEEMED         58,103

DISTRIBUTION FEES PAYABLE                4,377

OTHER PAYABLES AND ACCRUED EXPENSES      34,056

 TOTAL LIABILITIES                                 101,236

NET ASSETS                                        $ 11,901,158

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                   $ 10,326,328

UNDISTRIBUTED NET INVESTMENT INCOME                38,999

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS               85,809


NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                         1,450,022

AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS                                        $ 11,901,158


CALCULATION OF MAXIMUM                               $13.07
 OFFERING PRICE
 CLASS A:
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($530,974 (DIVIDED BY)
  40,614 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $13.79
 (100/94.75 OF $13.07)

 CLASS T:                                            $13.03
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE ($7,085,134 (DIVIDED BY)
  543,698 SHARES)

 MAXIMUM OFFERING PRICE PER SHARE                    $13.50
 (100/96.50 OF $13.03)

 CLASS B:                                            $13.01
 NET ASSET VALUE AND OFFERING PRICE
PER SHARE ($2,038,758 (DIVIDED BY)
  156,704 SHARES) A

 INSTITUTIONAL CLASS:                                $13.09
 NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE
  ($2,246,292 (DIVIDED BY) 171,631 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.
STATEMENT OF OPERATIONS

 SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997

INVESTMENT INCOME $ 142,376
DIVIDENDS

INTEREST           16,865

 TOTAL INCOME      159,241

EXPENSES

MANAGEMENT FEE                                                      $ 34,303

TRANSFER AGENT FEES                                                  16,704

DISTRIBUTION FEES                                                    21,382

ACCOUNTING FEES AND EXPENSES                                         55,003

NON-INTERESTED TRUSTEES' COMPENSATION                                17

CUSTODIAN FEES AND EXPENSES                                          9,234

REGISTRATION FEES                                                    99,333

AUDIT 20,040

LEGAL 704

MISCELLANEOUS                                                        786

 TOTAL EXPENSES BEFORE REDUCTIONS                                    257,506

 EXPENSE REDUCTIONS                                                  (150,700)    106,806

NET INVESTMENT INCOME                                                             52,435

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                               129,489

 FOREIGN CURRENCY TRANSACTIONS                                       10           129,499

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                               1,450,033

 ASSETS AND LIABILITIES IN                                           (11)         1,450,022
 FOREIGN CURRENCIES

NET GAIN (LOSS)    1,579,521

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 1,631,956


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SEPTEMBER 3, 1996
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    JULY 31,
                                    1997


OPERATIONS    $ 52,435
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                     129,499

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                         1,450,022

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              1,631,956

DISTRIBUTIONS TO SHAREHOLDERS                                                 (13,446)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                       (43,681)

 TOTAL DISTRIBUTIONS                                                          (57,127)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                  10,325,481

REDEMPTION FEES848

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     11,901,158

NET ASSETS

 BEGINNING OF PERIOD                                                          -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $38,999)    $ 11,901,158



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS A
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 G




NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                        .12

 NET REALIZED AND UNREALIZED GAIN (LOSS)                      3.09

 TOTAL FROM INVESTMENT OPERATIONS                             3.21

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                   (.03)

 FROM NET REALIZED GAIN                                       (.11)

 TOTAL DISTRIBUTIONS                                          (.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                      -

NET ASSET VALUE, END OF PERIOD                               $ 13.07

TOTAL RETURN B, C                                             32.36%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 531

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       1.75% A,
  E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          1.09% A

PORTFOLIO TURNOVER                                            13% A

AVERAGE COMMISSION RATE F                                    $ .0162

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS

REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT

MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A

SHARES) TO JULY 31, 1997.


FINANCIAL HIGHLIGHTS - CLASS T
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 G




NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                        .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                      3.09

 TOTAL FROM INVESTMENT OPERATIONS                             3.17

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                   (.03)

 FROM NET REALIZED GAIN                                       (.11)

 TOTAL DISTRIBUTIONS                                          (.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                      -

NET ASSET VALUE, END OF PERIOD                               $ 13.03

TOTAL RETURN B, C                                             31.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 7,085

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       2.00% A,
  E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          .79% A

PORTFOLIO TURNOVER                                            13% A

AVERAGE COMMISSION RATE F                                    $ .0162

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS

THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS

REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT

MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS T

SHARES ) TO JULY 31, 1997.


FINANCIAL HIGHLIGHTS - CLASS B
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 G




NET ASSET VALUE, BEGINNING OF PERIOD                       $ 11.76

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                      .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                    1.23

 TOTAL FROM INVESTMENT OPERATIONS                           1.25

REDEMPTION FEES ADDED TO PAID IN CAPITAL                    -

NET ASSET VALUE, END OF PERIOD                             $ 13.01

TOTAL RETURN B, C                                           10.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                    $ 2,039

RATIO OF EXPENSES TO AVERAGE NET ASSETS                     2.50% A,
E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        .32% A

PORTFOLIO TURNOVER                                          13% A

AVERAGE COMMISSION RATE F                                  $ .0162

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR

PERIODS OF LESS THAN ONE YEAR IS NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT

THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS

AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF

CLASS B SHARES ) TO JULY 31, 1997.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                            YEAR ENDED
                            JULY 31,

SELECTED PER-SHARE DATA D   1997 G




NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                 .14

 NET REALIZED AND UNREALIZED GAIN (LOSS)               3.10

 TOTAL FROM INVESTMENT OPERATIONS                      3.24

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                            (.04)

 FROM NET REALIZED GAIN                                (.11)

 TOTAL DISTRIBUTIONS                                   (.15)

REDEMPTION FEES ADDED TO PAID IN CAPITAL               -

NET ASSET VALUE, END OF PERIOD                        $ 13.09

TOTAL RETURN B, C                                      32.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 2,246

RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.50% A,
                                                          E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS   1.29% A

PORTFOLIO TURNOVER                                     13% A

AVERAGE COMMISSION RATE F                             $ .0162

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO

WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD

AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER. G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS  SHARES ) TO

JULY 31, 1997.


NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are
apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR)
bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign
currency contracts to facilitate transactions in
foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term
securities, aggregated $10,787,252 and $761,664, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500%
to .5200% for the period. The annual individual fund fee rate is
 .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 930      $ 930

CLASS T     17,084     17,084

CLASS B     3,368      842

           $ 21,382   $ 18,856

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase . The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 5.75%.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
             PAID TO    DEALERS'
             FDC        PORTION

CLASS A      $ 14,745   $ 11,481

CLASS T       49,162     38,851

CLASS B *     200        0 *

             $ 64,107   $ 50,332

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER    AMOUNT     % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC  **   $ 1,716    .46% *

CLASS T ***            FIIOC  **    10,915    .32% *

CLASS B                FIIOC  **    1,012     .30% *

INSTITUTIONAL CLASS    FIIOC  **    3,061     .19% *

                                   $ 16,704

* ANNUALIZED
** FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC.
(FIIOC), AN AFFILIATE OF FMR.
*** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY
WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,

 HOWEVER, HAD DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE
 SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $451 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.75%         $ 34,643

CLASS T                2.00%          56,435

CLASS B                2.50%          13,242

INSTITUTIONAL CLASS    1.50%          46,017

                                     $ 150,337

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $363 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEAR ENDED
                              JULY 31,

CLASS A                       1997 A

From net investment income    $ 816

From net realized gain         2,993

Total                         $ 3,809


CLASS T

From net investment income    $ 6,500

From net realized gain         23,832

Total                         $ 30,332


INSTITUTIONAL CLASS

From net investment income    $ 6,130

From net realized gain         16,856

Total                         $ 22,986


                              $ 57,127

A DISTRIBUTIONS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES       DOLLARS

                                 YEAR ENDED   YEAR ENDED
                                 JULY 31,     JULY 31,

                                 1997 A,  B   1997 A,  B

CLASS A                           50,784      $ 550,067
Shares sold

Reinvestment of distributions     351          3,875

Shares redeemed                   (10,521)     (126,974)

Net increase (decrease)           40,614      $ 426,968

CLASS T                           599,685     $ 6,865,905
Shares sold

Reinvestment of distributions     2,654        29,247

Shares redeemed                   (58,641)     (701,040)

Net increase (decrease)           543,698     $ 6,194,112

CLASS B                           159,349     $ 1,941,989
Shares sold

Shares redeemed                   (2,645)      (32,964)

Net increase (decrease)           156,704     $ 1,909,025

INSTITUTIONAL CLASS               180,368     $ 1,895,917
Shares sold

Reinvestment of distributions     1,242        13,709

Shares redeemed                   (9,979)      (114,250)

Net increase (decrease)           171,631     $ 1,795,376

A SHARE TRANSACTIONS FOR CLASS A, CLASS T AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 30,522

CLASS T                 28,133

CLASS B                 12,501

INSTITUTIONAL CLASS     28,177

                       $ 99,333

9. BENEFICIAL INTEREST.
At the end of the period, FMR Corp., an affiliate of FMR was record owner of approximately 12.0% of the total outstanding shares of the fund. In addition, 1 unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 11.9%.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series VII: Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund, including the schedules of portfolio investments, as of July 31, 1997, and the related statements of operations for the period then ended, the statements of changes in net assets for the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VII: Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund as of July 31, 1997, the results of their operations for the period then ended, the changes in their net assets for the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
September 12, 1997
DISTRIBUTIONS


The Board of Trustees of the following funds voted to pay on September 8, 1997 to shareholders of record at the opening of business on September 5, 1997, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 DIVIDENDS CAPITAL GAINS
 Consumer Industries:
 Class A $0.01 $1.17
 Class T $0.00 $1.17
 Class B $0.00 $1.17
 Cyclical Industries:
 Class A $0.00 $0.61
 Class T $0.00 $0.61
 Class B $0.00 $0.61
 Financial Services:
 Class A $0.02 $0.02
 Class T $0.01 $0.02
 Class B $0.03 $0.02
 Health Care:
 Class A $0.00 $0.26
 Class T $0.00 $0.25
 Class B $0.00 $0.27
 Natural Resources:
 Class A $0.00 $2.73
 Class T $0.00 $2.71
 Class B $0.00 $2.65
 Technology:
 Class A $0.00 $0.89
 Class T $0.00 $0.88
 Class B $0.00 $0.91
 Utilities Growth:
 Class A $0.04 $0.10
 Class T $0.03 $0.10
 Class B $0.04 $0.10






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
(dagger) CUSTODIAN FOR FIDELITY ADVISOR NATURAL RESOURCES FUND ONLY GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
Brown Brothers Harriman & Co. (dagger)
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Balanced
Fidelity Advisor Equity Income Fund
Fidelity Advisor Growth & Income Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Strategic Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)